Mercer US Large Cap Equity Fund

Schedule of Investments

(showing percentage of net assets)

June 30, 2019 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 93.5%

	Aerospace & Defense — 2.9%
17,161	Airbus SE, ADR	606,813
5,179	Boeing Co. (The)	1,885,208
8,600	Northrop Grumman Corp.	2,778,746
15,300	Raytheon Co.	2,660,364
33,612	Safran SA, ADR	1,227,510
23,109	Spirit AeroSystems Holdings, Inc. Class A	1,880,379

		11,039,020

	Agriculture — 0.9%
13,388	Altria Group, Inc.	633,922
68,100	Archer-Daniels-Midland Co.	2,778,480

		3,412,402

	Airlines — 0.8%
47,170	American Airlines Group, Inc.	1,538,214
13,146	Delta Air Lines, Inc.	746,036
10,419	United Continental Holdings, Inc.*	912,183

		3,196,433

	Apparel — 1.4%
17,246	Kering SA, ADR	1,017,686
52,282	NIKE, Inc. Class B	4,389,074

		5,406,760

	Auto Manufacturers — 0.6%
43,803	General Motors Co.	1,687,730
3,152	Tesla, Inc.*	704,346

		2,392,076

	Auto Parts & Equipment — 0.2%
18,800	Magna International, Inc. Class A	934,360

	Banks — 5.7%
181,600	Banco Santander SA, ADR‡	831,728
76,691	Bank of America Corp.	2,224,039
64,000	Bank of New York Mellon Corp. (The)	2,825,600
61,251	BB&T Corp.	3,009,262
87,907	Citigroup, Inc.	6,156,127
7,335	Comerica, Inc.	532,814
78,228	Fifth Third Bancorp	2,182,561
19,298	JPMorgan Chase & Co.	2,157,517
92,333	Regions Financial Corp.	1,379,455
14,779	Wells Fargo & Co.	699,342

		21,998,445

See accompanying Notes to the Schedule of Investments.

Mercer US Large Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2019 (Unaudited)

Shares	Description	Value ($)

	Beverages — 0.6%
5,067	Constellation Brands, Inc. Class A	997,895
25,700	Molson Coors Brewing Co. Class B	1,439,200

		2,437,095

	Biotechnology — 2.8%
8,326	Alexion Pharmaceuticals, Inc.*	1,090,540
15,090	Amgen, Inc.	2,780,785
7,448	BioMarin Pharmaceutical, Inc.*	637,921
3,291	Exact Sciences Corp.* ‡	388,470
8,400	Gilead Sciences, Inc.	567,504
3,815	Guardant Health, Inc.* ‡	329,349
4,671	Illumina, Inc.*	1,719,629
5,400	Regeneron Pharmaceuticals, Inc.*	1,690,200
3,102	Sage Therapeutics, Inc.* ‡	567,945
5,280	Vertex Pharmaceuticals, Inc.*	968,246

		10,740,589

	Chemicals — 1.4%
218	Celanese Corp.	23,500
16,973	CORTEVA, Inc.*	501,892
4,973	DOW, Inc.*	245,219
42,473	DuPont de Nemours, Inc.	3,188,448
11,600	Eastman Chemical Co.	902,828
24,000	Huntsman Corp.	490,560

		5,352,447

	Commercial Services — 3.2%
15,528	Automatic Data Processing, Inc.	2,567,244
3,891	FleetCor Technologies, Inc.*	1,092,787
16,500	Gartner, Inc.*	2,655,510
36,490	PayPal Holdings, Inc.*	4,176,646
3,960	S&P Global, Inc.	902,048
12,885	Square, Inc. Class A*	934,549

		12,328,784

	Computers — 1.7%
19,100	Accenture Plc Class A	3,529,107
11,576	Apple, Inc.	2,291,122
12,599	Seagate Technology Plc	593,665

		6,413,894

	Cosmetics & Personal Care — 0.3%
5,686	Estee Lauder Cos., Inc. (The) Class A	1,041,163

	Distribution & Wholesale — 0.3%
25,781	HD Supply Holdings, Inc.*	1,038,459

See accompanying Notes to the Schedule of Investments.

Mercer US Large Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2019 (Unaudited)

Shares	Description	Value ($)

	Diversified Financial Services — 6.5%
53,280	Ally Financial, Inc.	1,651,147
23,724	Ameriprise Financial, Inc.	3,443,776
6,675	Discover Financial Services	517,913
15,900	E*TRADE Financial Corp.	709,140
41,796	Franklin Resources, Inc.‡	1,454,501
26,873	Mastercard, Inc. Class A	7,108,715
45,700	SLM Corp.	444,204
16,777	Synchrony Financial	581,658
47,036	Visa, Inc. Class A	8,163,098
48,458	Western Union Co. (The)‡	963,830

		25,037,982

	Electric — 0.7%
42,400	Edison International	2,858,184

	Environmental Control — 0.7%
23,600	Waste Management, Inc.	2,722,732

	Food — 2.2%
32,629	Conagra Brands, Inc.	865,321
63,563	Kroger Co. (The)	1,379,953
49,800	Mondelez International, Inc. Class A	2,684,220
24,400	Nestle SA, ADR	2,522,960
14,800	Tyson Foods, Inc. Class A	1,194,952

		8,647,406

	Health Care - Products — 2.3%
32,600	Abbott Laboratories	2,741,660
8,700	Align Technology, Inc.*	2,381,190
5,818	Danaher Corp.	831,509
3,757	Edwards Lifesciences Corp.*	694,068
1,930	Intuitive Surgical, Inc.*	1,012,381
7,500	Medtronic Plc	730,425
5,600	Zimmer Biomet Holdings, Inc.	659,344

		9,050,577

	Health Care - Services — 0.9%
4,128	DaVita, Inc.*	232,241
27,300	Quest Diagnostics, Inc.	2,779,413
2,294	UnitedHealth Group, Inc.	559,759

		3,571,413

	Home Builders — 0.6%
18,600	D.R. Horton, Inc.	802,218
45,968	PulteGroup, Inc.	1,453,508

		2,255,726

See accompanying Notes to the Schedule of Investments.

Mercer US Large Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2019 (Unaudited)

Shares	Description	Value ($)

	Home Furnishings — 0.1%
2,438	Whirlpool Corp.	347,074

	Insurance — 3.5%
27,000	Allstate Corp. (The)	2,745,630
51,700	American International Group, Inc.	2,754,576
1,894	Aon Plc	365,504
10,416	Berkshire Hathaway, Inc. Class B*	2,220,379
72,756	MetLife, Inc.	3,613,790
32,499	Voya Financial, Inc.	1,797,195

		13,497,074

	Internet — 9.1%
11,594	Alibaba Group Holding, Ltd., ADR*	1,964,603
3,127	Alphabet, Inc. Class A*	3,385,916
6,059	Alphabet, Inc. Class C*	6,549,234
2,437	Amazon.com, Inc.*	4,614,776
800	Booking Holdings, Inc.*	1,499,768
59,081	eBay, Inc.	2,333,699
54,365	Facebook, Inc. Class A*	10,492,445
6,699	Netflix, Inc.*	2,460,677
33,729	Tencent Holdings, Ltd., ADR	1,526,575
6,682	Uber Technologies, Inc.* ‡	309,911

		35,137,604

	Leisure Time — 0.1%
6,400	Norwegian Cruise Line Holdings, Ltd.*	343,232

	Lodging — 0.5%
14,575	Marriott International, Inc. Class A	2,044,727

	Machinery - Diversified — 0.5%
7,198	Dover Corp.	721,239
7,767	Rockwell Automation, Inc.	1,272,468

		1,993,707

	Media — 0.7%
1,221	Charter Communications, Inc. Class A*	482,515
15,640	Walt Disney Co. (The)	2,183,969

		2,666,484

	Mining — 0.4%
32,200	Freeport-McMoRan, Inc.	373,842
33,800	Newmont Goldcorp Corp.	1,300,286

		1,674,128

	Miscellaneous - Manufacturing — 0.2%
16,347	Textron, Inc.	867,045

See accompanying Notes to the Schedule of Investments.

Mercer US Large Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2019 (Unaudited)

Shares	Description	Value ($)

	Oil & Gas — 5.5%
56,673	BP Plc, ADR	2,363,264
6,263	Cabot Oil & Gas Corp.	143,798
78,900	Canadian Natural Resources, Ltd.	2,127,933
10,600	Chevron Corp.	1,319,064
68,873	ConocoPhillips	4,201,253
27,528	Devon Energy Corp.	785,099
8,704	Hess Corp.	553,313
198,300	Marathon Oil Corp.	2,817,843
22,506	Marathon Petroleum Corp.	1,257,635
55,500	Occidental Petroleum Corp.	2,790,540
20,442	Phillips 66	1,912,145
13,000	Royal Dutch Shell Plc Class B, ADR	854,620

		21,126,507

	Oil & Gas Services — 1.4%
161,900	Halliburton Co.	3,681,606
45,800	Schlumberger, Ltd.	1,820,092

		5,501,698

	Packaging & Containers — 0.5%
22,300	Crown Holdings, Inc.*	1,362,530
10,067	Sealed Air Corp.	430,666

		1,793,196

	Pharmaceuticals — 7.7%
3,893	AbbVie, Inc.	283,099
33,847	AstraZeneca Plc, ADR	1,397,204
11,900	Bristol-Myers Squibb Co.	539,665
100,074	Cardinal Health, Inc.	4,713,486
17,200	Cigna Corp.*	2,709,860
70,600	CVS Health Corp.	3,846,994
2,479	DexCom, Inc.*	371,453
829	Eli Lilly & Co.	91,845
13,400	Horizon Therapeutics Plc*	322,404
4,300	Jazz Pharmaceuticals Plc*	613,008
25,900	Johnson & Johnson	3,607,352
32,400	Merck & Co., Inc.	2,716,740
19,300	Mylan NV*	367,472
98,100	Pfizer, Inc.	4,249,692
34,300	Zoetis, Inc.	3,892,707

		29,722,981

	Private Equity — 0.4%
21,420	Blackstone Group, LP (The)*	951,477
23,230	KKR & Co., Inc. Class A‡	587,022

		1,538,499

See accompanying Notes to the Schedule of Investments.

Mercer US Large Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2019 (Unaudited)

Shares	Description	Value ($)

	REITS — 1.5%
1,929	American Tower Corp. REIT	394,384
128,900	Annaly Capital Management, Inc. REIT	1,176,857
518	Boston Properties, Inc. REIT	66,822
6,420	Crown Castle International Corp. REIT	836,847
35,400	Equity Residential REIT	2,687,568
3,674	Regency Centers Corp. REIT	245,203
27,700	Two Harbors Investment Corp. REIT	350,959

		5,758,640

	Retail — 6.4%
429	AutoZone, Inc.*	471,673
19,864	Best Buy Co., Inc.	1,385,117
1,005	Chipotle Mexican Grill, Inc. Class A*	736,544
6,194	Costco Wholesale Corp.	1,636,827
20,669	Dollar General Corp.	2,793,622
25,100	Dollar Tree, Inc.*	2,695,489
3,655	Home Depot, Inc. (The)	760,130
27,900	Lowe’s Cos., Inc.	2,815,389
6,639	Lululemon Athletica, Inc.*	1,196,414
7,149	O’Reilly Automotive, Inc.*	2,640,269
46,894	Starbucks Corp.	3,931,124
9,736	Walgreens Boots Alliance, Inc.	532,267
26,578	Yum! Brands, Inc.	2,941,387

		24,536,252

	Semiconductors — 3.8%
9,900	Broadcom, Inc.	2,849,814
58,400	Intel Corp.	2,795,608
5,900	IPG Photonics Corp.*	910,075
1,299	Lam Research Corp.	244,004
48,900	Marvell Technology Group, Ltd.	1,167,243
21,175	Micron Technology, Inc.*	817,143
14,925	NVIDIA Corp.	2,451,133
13,664	NXP Semiconductors NV	1,333,743
26,842	QUALCOMM, Inc.	2,041,871

		14,610,634

	Shipbuilding — 0.2%
2,653	Huntington Ingalls Industries, Inc.	596,235

	Software — 8.5%
22,410	Adobe, Inc.*	6,603,106
9,591	CDK Global, Inc.	474,179
21,632	Citrix Systems, Inc.	2,122,964
80,125	Microsoft Corp.	10,733,545
104,372	Oracle Corp.	5,946,073
19,329	salesforce.com, Inc.*	2,932,789
3,880	ServiceNow, Inc.*	1,065,332

See accompanying Notes to the Schedule of Investments.

Mercer US Large Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2019 (Unaudited)

Shares	Description	Value ($)

	Software — continued
6,600	Splunk, Inc.*	829,950
3,043	Twilio, Inc. Class A* ‡	414,913
7,403	Workday, Inc. Class A*	1,521,909

		32,644,760

	Telecommunications — 4.3%
159,400	AT&T, Inc.	5,341,494
99,894	Cisco Systems, Inc.	5,467,199
35,825	Corning, Inc.	1,190,465
68,569	Juniper Networks, Inc.	1,825,992
47,700	Verizon Communications, Inc.	2,725,101

		16,550,251

	Textiles — 0.3%
8,300	Mohawk Industries, Inc.*	1,224,001

	Transportation — 1.0%
12,721	CSX Corp.	984,224
16,049	Union Pacific Corp.	2,714,046

		3,698,270

	Trucking & Leasing — 0.2%
17,000	AerCap Holdings NV*	884,170

	TOTAL COMMON STOCKS (COST $335,847,713)	360,633,116

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 0.4%

	Mutual Fund - Securities Lending Collateral — 0.2%
948,329	State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.31%## ***	948,329

	U.S. Government and Agency Obligations — 0.2%
600,000	United States Treasury Bill, 2.07%, due 09/12/19** ‡‡	597,496

	TOTAL SHORT-TERM INVESTMENTS (COST $1,545,353)	1,545,825

	TOTAL INVESTMENTS — 93.9% (Cost $337,393,066)	362,178,941

	Other Assets and Liabilities (net) — 6.1%	23,437,613

	NET ASSETS — 100.0%	$385,616,554

See accompanying Notes to the Schedule of Investments.

Mercer US Large Cap Equity Fund

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

Notes to Schedule of Investments:

ADR — American Depository Receipt

REIT — Real Estate Investment Trust

##	The rate disclosed is the 7 day net yield as of June 30, 2019.

*	Non-income producing security

**	All or a portion of this security is pledged for open futures collateral.

***	Represents an investment of securities lending cash collateral.

‡	All or a portion of this security is out on loan.

‡‡	Interest rate presented is yield to maturity.

See accompanying Notes to the Schedule of Investments.

Mercer US Large Cap Equity Fund

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

Futures Contracts

Number of Contracts	Description	Expiration Date	Notional Value	Market Value/ Unrealized Appreciation (Depreciation)
Buys
103	S&P 500 E-mini Index	Sep 2019	$15,162,630	$235,390
6	S&P Mid 400 E-mini Index	Sep 2019	1,170,000	27,383

				$262,773

See accompanying Notes to the Schedule of Investments.

Mercer US Large Cap Equity Fund

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

Asset Class Summary (Unaudited)	% of Net Assets
Common Stocks	93.5
Futures Contracts	0.1
Short-Term Investments	0.4
Other Assets and Liabilities (net)	6.0

100.0%

See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Equity Fund

Schedule of Investments

(showing percentage of net assets)

June 30, 2019 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 94.3%

	Advertising — 0.1%
33,560	Interpublic Group of Cos., Inc. (The)	758,120

	Aerospace & Defense — 1.1%
17,619	HEICO Corp.‡	2,357,598
34,100	Spirit AeroSystems Holdings, Inc. Class A	2,774,717
11,535	Teledyne Technologies, Inc.*	3,159,091

		8,291,406

	Airlines — 0.6%
22,100	Alaska Air Group, Inc.	1,412,411
111,000	JetBlue Airways Corp.*	2,052,390
22,800	SkyWest, Inc.	1,383,276

		4,848,077

	Apparel — 1.0%
22,200	Capri Holdings, Ltd.*	769,896
27,530	Carter’s, Inc.	2,685,276
14,973	Columbia Sportswear Co.	1,499,696
12,470	Ralph Lauren Corp. Class A	1,416,467
63,219	Under Armour, Inc. Class A* ‡	1,602,602

		7,973,937

	Auto Manufacturers — 0.2%
93,900	Wabash National Corp.	1,527,753

	Auto Parts & Equipment — 1.6%
44,300	Allison Transmission Holdings, Inc.	2,053,305
64,700	American Axle & Manufacturing Holdings, Inc.*	825,572
30,100	BorgWarner, Inc.	1,263,598
8,800	Cooper-Standard Holdings, Inc.*	403,216
26,270	Dorman Products, Inc.*	2,289,168
61,600	Goodyear Tire & Rubber Co. (The)	942,480
6,800	Lear Corp.	947,036
67,090	Meritor, Inc.*	1,626,932
27,700	Tenneco, Inc. Class A	307,193
39,700	Tower International, Inc.	774,150
6,033	WABCO Holdings, Inc.*	799,976

		12,232,626

	Banks — 4.5%
46,000	Associated Banc-Corp.	972,440
41,680	Atlantic Union Bankshares Corp.	1,472,554
52,700	BankUnited, Inc.	1,778,098
32,282	Chemical Financial Corp.	1,327,113
40,300	CIT Group, Inc.	2,117,362
18,000	Comerica, Inc.	1,307,520
145,700	First Horizon National Corp.	2,175,301

See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2019 (Unaudited)

Shares	Description	Value ($)

	Banks — continued
35,232	Glacier Bancorp, Inc.	1,428,658
48,700	Hanmi Financial Corp.	1,084,549
91,700	Hope Bancorp, Inc.	1,263,626
36,171	Pinnacle Financial Partners, Inc.	2,079,109
21,100	Popular, Inc.	1,144,464
18,000	Preferred Bank/Los Angeles CA	850,500
154,500	Regions Financial Corp.	2,308,230
17,298	Signature Bank/New York NY	2,090,290
119,400	TCF Financial Corp.	2,482,326
51,494	Webster Financial Corp.	2,459,868
77,770	Western Alliance Bancorp*	3,477,875
62,700	Zions Bancorp NA	2,882,946

		34,702,829

	Biotechnology — 2.6%
47,000	Acceleron Pharma, Inc.* ‡	1,930,760
30,250	Alnylam Pharmaceuticals, Inc.*	2,194,940
6,755	Argenx SE, ADR* ‡	956,373
15,042	Bio-Rad Laboratories, Inc. Class A*	4,701,979
30,887	Blueprint Medicines Corp.*	2,913,571
19,150	Exact Sciences Corp.* ‡	2,260,466
58,100	Innoviva, Inc.*	845,936
87,230	Medicines Co. (The)* ‡	3,181,278
39,130	Rocket Pharmaceuticals, Inc.* ‡	586,950
6,100	United Therapeutics Corp.*	476,166

		20,048,419

	Building Materials — 1.4%
23,800	Apogee Enterprises, Inc.	1,033,872
18,884	Armstrong World Industries, Inc.	1,835,525
17,811	Eagle Materials, Inc.	1,651,079
12,025	Lennox International, Inc.	3,306,875
26,500	Owens Corning	1,542,300
80,083	Summit Materials, Inc. Class A* ‡	1,541,598

		10,911,249

	Chemicals — 2.7%
23,000	Cabot Corp.	1,097,330
13,100	Celanese Corp.	1,412,180
46,300	Chemours Co. (The)	1,111,200
26,400	Eastman Chemical Co.	2,054,712
113,700	Huntsman Corp.	2,324,028
18,308	Ingevity Corp.*	1,925,452
72,220	Orion Engineered Carbons SA	1,546,230
11,703	Quaker Chemical Corp.	2,374,305
7,133	Rogers Corp.*	1,231,013
54,311	RPM International, Inc.	3,318,945
31,250	W.R. Grace & Co.	2,378,438

		20,773,833

See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2019 (Unaudited)

Shares	Description	Value ($)

	Coal — 0.1%
8,600	Arch Coal, Inc. Class A‡	810,206

	Commercial Services — 7.1%
77,444	Booz Allen Hamilton Holding Corp. Class A	5,127,567
12,845	Bright Horizons Family Solutions, Inc.*	1,937,925
5,138	CoStar Group, Inc.*	2,846,760
47,856	Evo Payments, Inc. Class A* ‡	1,508,900
21,637	Gartner, Inc.*	3,482,259
45,847	Grand Canyon Education, Inc.*	5,365,016
10,691	Harsco Corp.*	293,361
21,253	IAA, Inc.*	824,191
86,696	Laureate Education, Inc. Class A*	1,361,994
9,425	LSC Communications, Inc.	34,590
29,000	ManpowerGroup, Inc.	2,801,400
17,840	MarketAxess Holdings, Inc.	5,734,133
9,396	Morningstar, Inc.	1,359,037
66,577	Nielsen Holdings Plc	1,504,640
17,852	Paylocity Holding Corp.*	1,674,875
33,850	Resources Connection, Inc.	541,939
87,550	Ritchie Bros Auctioneers, Inc.	2,908,411
18,133	RR Donnelley & Sons Co.‡	35,722
148,130	Sabre Corp.	3,288,486
27,100	Total System Services, Inc.	3,476,117
47,473	TransUnion	3,489,740
19,876	TriNet Group, Inc.*	1,347,593
27,839	Viad Corp.	1,844,055
8,550	WEX, Inc.*	1,779,255

		54,567,966

	Computers — 2.8%
6,900	Amdocs, Ltd.	428,421
166,680	Conduent, Inc.*	1,598,461
32,200	Cubic Corp.	2,076,256
20,017	EPAM Systems, Inc.*	3,464,943
30,250	Fortinet, Inc.*	2,324,107
48,860	Lumentum Holdings, Inc.*	2,609,613
102,500	NCR Corp.* ‡	3,187,750
107,140	Pure Storage, Inc. Class A* ‡	1,636,028
38,704	Rapid7, Inc.*	2,238,639
42,200	Seagate Technology Plc	1,988,464

		21,552,682

	Distribution & Wholesale — 1.4%
9,191	Anixter International, Inc.*	548,795
21,253	KAR Auction Services, Inc.	531,325
114,750	LKQ Corp.*	3,053,497
17,003	Pool Corp.	3,247,573
25,400	ScanSource, Inc.*	827,024
20,144	SiteOne Landscape Supply, Inc.* ‡	1,395,979

See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2019 (Unaudited)

Shares	Description	Value ($)

	Distribution & Wholesale — continued
32,500	Triton International, Ltd.	1,064,700

		10,668,893

	Diversified Financial Services — 2.4%
3,887	Alliance Data Systems Corp.	544,685
78,600	Ally Financial, Inc.	2,435,814
30,931	Ares Management Corp.	809,464
24,116	Artisan Partners Asset Management, Inc. Class A	663,672
30,700	Deluxe Corp.	1,248,262
18,000	Federal Agricultural Mortgage Corp. Class C	1,307,880
30,600	Lazard, Ltd. Class A	1,052,334
39,200	Legg Mason, Inc.	1,500,576
24,420	LPL Financial Holdings, Inc.	1,991,940
96,000	Navient Corp.	1,310,400
25,905	Raymond James Financial, Inc.	2,190,268
33,700	WageWorks, Inc.*	1,711,623
73,600	Western Union Co. (The)‡	1,463,904

		18,230,822

	Electric — 0.8%
37,100	AES Corp.	621,796
20,800	Entergy Corp.	2,140,944
40,389	OGE Energy Corp.	1,718,956
34,568	Portland General Electric Co.	1,872,548

		6,354,244

	Electrical Components & Equipment — 0.4%
7,744	Acuity Brands, Inc.	1,067,975
29,073	Generac Holdings, Inc.*	2,017,957

		3,085,932

	Electronics — 3.2%
19,397	Advanced Energy Industries, Inc.*	1,091,469
15,200	Arrow Electronics, Inc.*	1,083,304
49,069	Atkore International Group, Inc.*	1,269,415
22,700	Avnet, Inc.	1,027,629
10,540	Coherent, Inc.*	1,437,340
37,000	Flex, Ltd.*	354,090
28,246	FLIR Systems, Inc.	1,528,109
44,000	Jabil, Inc.	1,390,400
2,967	Mettler-Toledo International, Inc.*	2,492,280
74,593	Resideo Technologies, Inc.*	1,635,078
43,100	Sanmina Corp.*	1,305,068
7,906	SYNNEX Corp.	777,950
19,400	Tech Data Corp.*	2,029,240
37,338	Trimble, Inc.*	1,684,317
68,200	TTM Technologies, Inc.*	695,640
117,800	Vishay Intertechnology, Inc.‡	1,946,056

See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2019 (Unaudited)

Shares	Description	Value ($)

	Electronics — continued
21,660	Woodward, Inc.	2,451,046

		24,198,431

	Engineering & Construction — 0.9%
37,400	Argan, Inc.	1,516,944
56,641	Exponent, Inc.	3,315,764
26,700	TopBuild Corp.*	2,209,692

		7,042,400

	Entertainment — 1.2%
48,010	Eldorado Resorts, Inc.* ‡	2,211,821
31,495	Live Nation Entertainment, Inc.*	2,086,544
7,648	Madison Square Garden Co. (The) Class A*	2,140,981
13,711	Vail Resorts, Inc.	3,060,021

		9,499,367

	Food — 2.0%
308,510	Hostess Brands, Inc. Class A*	4,454,885
64,509	Ingles Markets, Inc. Class A	2,008,165
13,200	Ingredion, Inc.	1,088,868
12,460	JM Smucker Co. (The)	1,435,267
68,397	Nomad Foods, Ltd.*	1,460,960
46,500	Performance Food Group Co.*	1,861,395
59,600	Pilgrim’s Pride Corp.*	1,513,244
29,600	SpartanNash Co.	345,432
48,626	Sprouts Farmers Market, Inc.*	918,545
11,000	Weis Markets, Inc.	400,510

		15,487,271

	Food Service — 0.4%
79,370	Aramark	2,862,082

	Forest Products & Paper — 0.2%
35,400	Schweitzer-Mauduit International, Inc.	1,174,572

	Gas — 0.3%
39,900	National Fuel Gas Co.	2,104,725

	Hand & Machine Tools — 0.8%
56,900	Colfax Corp.* ‡	1,594,907
17,301	Lincoln Electric Holdings, Inc.	1,424,218
24,900	Regal Beloit Corp.	2,034,579
5,300	Snap-on, Inc.‡	877,892

		5,931,596

	Health Care - Products — 3.4%
19,192	Globus Medical, Inc. Class A*	811,822
17,150	Haemonetics Corp.*	2,063,831

See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2019 (Unaudited)

Shares	Description	Value ($)

	Health Care - Products — continued
10,201	ICU Medical, Inc.*	2,569,734
25,540	Insulet Corp.* ‡	3,048,965
63,100	Lantheus Holdings, Inc.*	1,785,730
27,192	Merit Medical Systems, Inc.*	1,619,555
26,100	Patterson Cos., Inc.‡	597,690
5,634	Penumbra, Inc.* ‡	901,440
38,161	STERIS Plc*	5,681,410
38,442	West Pharmaceutical Services, Inc.	4,811,016
57,291	Wright Medical Group NV* ‡	1,708,418

		25,599,611

	Health Care - Services — 1.9%
42,499	Acadia Healthcare Co., Inc.* ‡	1,485,340
66,315	Catalent, Inc.*	3,594,936
12,620	Charles River Laboratories International, Inc.*	1,790,778
11,847	ICON Plc, ADR*	1,824,083
13,912	LHC Group, Inc.*	1,663,597
27,430	Quest Diagnostics, Inc.	2,792,648
2,220	Universal Health Services, Inc. Class B	289,466
3,201	WellCare Health Plans, Inc.*	912,509

		14,353,357

	Home Builders — 0.9%
12,493	Cavco Industries, Inc.*	1,968,147
53,136	MDC Holdings, Inc.	1,741,798
53,000	PulteGroup, Inc.	1,675,860
13,200	Thor Industries, Inc.	771,540
60,900	TRI Pointe Group, Inc.*	728,973

		6,886,318

	Home Furnishings — 0.3%
23,400	Ethan Allen Interiors, Inc.	492,804
28,048	Sleep Number Corp.*	1,132,859
5,800	Whirlpool Corp.	825,688

		2,451,351

	Household Products & Wares — 0.3%
20,570	Avery Dennison Corp.	2,379,538

	Housewares — 0.4%
40,060	Toro Co. (The)	2,680,014

	Insurance — 5.1%
39,485	Arthur J. Gallagher & Co.	3,458,491
51,900	Assured Guaranty, Ltd.	2,183,952
38,700	Axis Capital Holdings, Ltd.	2,308,455
134,700	CNO Financial Group, Inc.	2,246,796
61,120	Essent Group, Ltd.*	2,872,029

See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2019 (Unaudited)

Shares	Description	Value ($)

	Insurance — continued
12,400	Everest Re Group, Ltd.	3,065,032
189,920	FGL Holdings	1,595,328
36,159	Fidelity National Financial, Inc.	1,457,207
116,380	Genworth Financial, Inc. Class A*	431,770
18,600	HCI Group, Inc.	752,742
66,600	Heritage Insurance Holdings, Inc.	1,026,306
36,942	James River Group Holdings, Ltd.	1,732,580
17,510	Kemper Corp.	1,510,938
42,000	Lincoln National Corp.	2,706,900
106,700	MGIC Investment Corp.*	1,402,038
17,800	Reinsurance Group of America, Inc. Class A	2,777,334
53,800	Universal Insurance Holdings, Inc.	1,501,020
73,600	Unum Group	2,469,280
3,557	White Mountains Insurance Group, Ltd.	3,633,333

		39,131,531

	Internet — 1.3%
24,579	Cogent Communications Holdings, Inc.	1,459,010
5,000	F5 Networks, Inc.*	728,150
36,103	Farfetch, Ltd. Class A* ‡	750,942
37,150	GoDaddy, Inc. Class A*	2,606,073
65,900	Liberty Expedia Holdings, Inc. Class A*	3,149,361
17,405	Zendesk, Inc.*	1,549,567

		10,243,103

	Investment Companies — 0.6%
57,300	Ares Capital Corp.	1,027,962
59,200	New Mountain Finance Corp.‡	827,024
411,178	Oaktree Specialty Lending Corp.	2,228,585
105,900	Prospect Capital Corp.‡	691,527

		4,775,098

	Iron & Steel — 0.5%
31,372	Allegheny Technologies, Inc.* ‡	790,574
104,400	Cleveland-Cliffs, Inc.‡	1,113,948
14,000	Reliance Steel & Aluminum Co.	1,324,680
40,300	United States Steel Corp.‡	616,993

		3,846,195

	Leisure Time — 0.7%
19,100	Brunswick Corp.	876,499
36,900	Harley-Davidson, Inc.‡	1,322,127
21,500	Planet Fitness, Inc. Class A*	1,557,460
19,874	Polaris Industries, Inc.	1,813,105

		5,569,191

	Lodging — 0.5%
165,730	Extended Stay America, Inc.	2,799,180

See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2019 (Unaudited)

Shares	Description	Value ($)

	Lodging — continued
14,900	Wyndham Destinations, Inc.	654,110

		3,453,290

	Machinery - Construction & Mining — 0.3%
26,400	Oshkosh Corp.	2,204,136

	Machinery - Diversified — 2.5%
13,054	Albany International Corp. Class A	1,082,307
53,600	Briggs & Stratton Corp.	548,864
32,635	Cactus, Inc.*	1,080,871
49,609	Cognex Corp.	2,380,240
31,770	Flowserve Corp.	1,673,961
124,959	Gardner Denver Holdings, Inc.*	4,323,582
34,210	Graco, Inc.	1,716,658
71,472	GrafTech International, Ltd.‡	821,928
10,566	Middleby Corp. (The)*	1,433,806
13,437	Nordson Corp.	1,898,783
24,428	Wabtec Corp.‡	1,752,953

		18,713,953

	Media — 2.1%
22,900	AMC Networks, Inc. Class A* ‡	1,247,821
109,020	Discovery, Inc. Class C*	3,101,619
234,800	Entercom Communications Corp. Class A‡	1,361,840
36,810	Liberty Broadband Corp. Class C*	3,836,338
57,470	Liberty Latin America, Ltd. Class A*	990,208
110,186	Liberty Latin America, Ltd. Class C*	1,894,098
89,130	MSG Networks, Inc. Class A*	1,848,556
67,300	TEGNA, Inc.	1,019,595
9,100	World Wrestling Entertainment, Inc. Class A‡	657,111

		15,957,186

	Metal Fabricate & Hardware — 0.7%
29,000	Global Brass & Copper Holdings, Inc.	1,268,170
24,341	Helios Technologies, Inc.	1,129,666
18,177	RBC Bearings, Inc.*	3,032,105

		5,429,941

	Miscellaneous - Manufacturing — 0.9%
11,609	AptarGroup, Inc.	1,443,463
50,433	Hexcel Corp.	4,079,021
35,700	Trinseo SA	1,511,538

		7,034,022

	Multi-National — 0.1%
33,800	Banco Latinoamericano de Comercio Exterior SA	704,054

See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2019 (Unaudited)

Shares	Description	Value ($)

	Office & Business Equipment — 0.8%
93,800	Pitney Bowes, Inc.‡	401,464
47,000	Xerox Corp.	1,664,270
18,297	Zebra Technologies Corp. Class A*	3,833,039

		5,898,773

	Office Furnishings — 0.1%
22,600	Knoll, Inc.	519,348

	Oil & Gas — 2.6%
131,650	Callon Petroleum Co.* ‡	867,574
62,900	Carrizo Oil & Gas, Inc.*	630,258
27,900	Delek US Holdings, Inc.	1,130,508
34,252	Diamondback Energy, Inc.	3,732,440
117,600	Gulfport Energy Corp.*	577,416
25,200	HollyFrontier Corp.	1,166,256
37,300	Laredo Petroleum, Inc.*	108,170
54,533	Matador Resources Co.* ‡	1,084,116
19,890	Murphy USA, Inc.*	1,671,357
62,842	Parsley Energy, Inc. Class A*	1,194,626
156,440	PBF Energy, Inc. Class A	4,896,572
190,000	Southwestern Energy Co.* ‡	600,400
134,000	SRC Energy, Inc.*	664,640
117,500	W&T Offshore, Inc.*	582,800
99,270	WPX Energy, Inc.*	1,142,598

		20,049,731

	Oil & Gas Services — 0.2%
11,076	Dril-Quip, Inc.* ‡	531,648
68,800	McDermott International, Inc.* ‡	664,608

		1,196,256

	Packaging & Containers — 0.8%
33,607	Berry Global Group, Inc.*	1,767,392
74,600	Owens-Illinois, Inc.	1,288,342
16,400	Packaging Corp. of America	1,563,248
47,900	Westrock Co.	1,746,913

		6,365,895

	Pharmaceuticals — 2.8%
33,290	Agios Pharmaceuticals, Inc.* ‡	1,660,505
9,852	Ascendis Pharma AS, ADR* ‡	1,134,458
33,614	Horizon Therapeutics Plc*	808,753
24,138	Jazz Pharmaceuticals Plc*	3,441,113
50,275	Lannett Co., Inc.* ‡	304,666
36,800	Mallinckrodt Plc* ‡	337,824
29,227	Neurocrine Biosciences, Inc.*	2,467,636
53,800	Owens & Minor, Inc.‡	172,160
12,180	PRA Health Sciences, Inc.*	1,207,647

See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2019 (Unaudited)

Shares	Description	Value ($)

	Pharmaceuticals — continued
168,435	Premier, Inc. Class A*	6,587,493
18,975	Sarepta Therapeutics, Inc.* ‡	2,883,251

		21,005,506

	Real Estate — 0.3%
283,148	Newmark Group, Inc. Class A	2,542,669

	REITS — 6.5%
54,865	American Campus Communities, Inc. REIT	2,532,568
253,100	Annaly Capital Management, Inc. REIT	2,310,803
80,900	Brixmor Property Group, Inc. REIT	1,446,492
163,500	Cedar Realty Trust, Inc. REIT	433,275
99,300	Chimera Investment Corp. REIT	1,873,791
104,500	City Office, Inc. REIT	1,252,955
43,300	CoreCivic, Inc. REIT	898,908
14,393	CoreSite Realty Corp. REIT	1,657,642
90,994	Easterly Government Properties, Inc. REIT	1,647,901
109,500	Franklin Street Properties Corp. REIT	808,110
35,400	Gaming and Leisure Properties, Inc. REIT	1,379,892
59,600	Hospitality Properties Trust REIT	1,490,000
48,140	Industrial Logistics Properties Trust REIT	1,002,275
203,400	Lexington Realty Trust REIT	1,913,994
69,900	Medical Properties Trust, Inc. REIT	1,219,056
13,266	Mid-America Apartment Communities, Inc. REIT	1,562,204
39,583	Office Properties Income Trust REIT	1,039,846
37,300	Outfront Media, Inc. REIT	961,967
93,647	Physicians Realty Trust REIT	1,633,204
95,600	Piedmont Office Realty Trust, Inc. REIT Class A	1,905,308
56,600	Preferred Apartment Communities, Inc. REIT Class A‡	846,170
65,800	QTS Realty Trust, Inc. REIT Class A‡	3,038,644
6,248	Retail Value, Inc. REIT	217,430
69,400	RLJ Lodging Trust REIT	1,231,156
52,300	Sabra Healthcare, Inc. REIT	1,029,787
139,600	Senior Housing Properties Trust REIT	1,154,492
81,300	SITE Centers Corp. REIT	1,076,412
15,300	Spirit Realty Capital, Inc. REIT‡	652,698
13,000	Starwood Property Trust, Inc. REIT	295,360
213,595	Summit Hotel Properties, Inc. REIT	2,449,935
39,504	Sun Communities, Inc. REIT	5,064,018
221,500	VEREIT, Inc. REIT	1,995,715
70,800	Xenia Hotels & Resorts, Inc. REIT	1,476,180

		49,498,188

	Retail — 5.1%
35,400	American Eagle Outfitters, Inc.	598,260
32,939	BJ’s Restaurants, Inc.	1,447,340
55,020	BJ’s Wholesale Club Holdings, Inc.*	1,452,528
33,400	Bloomin’ Brands, Inc.	631,594
23,879	Burlington Stores, Inc.*	4,063,012

See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2019 (Unaudited)

Shares	Description	Value ($)

	Retail — continued
151,646	Cannae Holdings, Inc.*	4,394,701
9,206	Casey’s General Stores, Inc.	1,436,044
14,770	Children’s Place (The), Inc.‡	1,408,762
44,300	Dick’s Sporting Goods, Inc.‡	1,534,109
16,800	Dillard’s, Inc. Class A‡	1,046,304
47,505	Five Below, Inc.*	5,701,550
39,400	Foot Locker, Inc.	1,651,648
18,184	Freshpet, Inc.*	827,554
28,200	Kohl’s Corp.	1,340,910
13,809	Lithia Motors, Inc. Class A‡	1,640,233
55,250	Michaels Cos., Inc. (The)* ‡	480,675
22,090	MSC Industrial Direct Co., Inc. Class A	1,640,403
285,900	Office Depot, Inc.	588,954
13,000	Signet Jewelers, Ltd.‡	232,440
35,900	Sonic Automotive, Inc. Class A‡	838,265
52,989	Texas Roadhouse, Inc. Class A	2,843,920
23,900	Williams-Sonoma, Inc.‡	1,553,500
35,500	World Fuel Services Corp.	1,276,580

		38,629,286

	Savings & Loans — 0.1%
33,800	Berkshire Hills Bancorp, Inc.	1,060,982

	Semiconductors — 2.2%
26,400	Diodes, Inc.*	960,168
78,800	Entegris, Inc.	2,940,816
60,700	Kulicke & Soffa Industries, Inc.	1,368,785
246,280	ON Semiconductor Corp.*	4,977,319
16,708	Power Integrations, Inc.	1,339,647
19,743	Semtech Corp.*	948,651
30,142	Silicon Laboratories, Inc.*	3,116,683
24,400	Teradyne, Inc.	1,169,004

		16,821,073

	Shipbuilding — 0.3%
10,900	Huntington Ingalls Industries, Inc.	2,449,666

	Software — 6.7%
10,940	ANSYS, Inc.*	2,240,731
155,500	Avaya Holdings Corp.*	1,852,005
87,043	Black Knight, Inc.*	5,235,636
10,574	Broadridge Financial Solutions, Inc.	1,350,088
44,300	CDK Global, Inc.	2,190,192
29,990	Ceridian HCM Holding, Inc.* ‡	1,505,498
79,613	Covetrus, Inc.* ‡	1,947,334
14,073	CSG Systems International, Inc.	687,185
49,051	Envestnet, Inc.*	3,353,617
11,904	Everbridge, Inc.* ‡	1,064,456
5,225	Fair Isaac Corp.*	1,640,755

See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2019 (Unaudited)

Shares	Description	Value ($)

	Software — continued
47,156	Guidewire Software, Inc.*	4,780,675
10,831	HubSpot, Inc.*	1,846,902
16,541	j2 Global, Inc.‡	1,470,329
13,671	Medidata Solutions, Inc.*	1,237,362
7,562	MSCI, Inc. Class A	1,805,730
15,600	New Relic, Inc.*	1,349,556
11,087	Pegasystems, Inc.	789,505
19,553	PTC, Inc.*	1,755,077
49,730	RealPage, Inc.* ‡	2,926,611
16,545	Splunk, Inc.*	2,080,534
46,737	SS&C Technologies Holdings, Inc.	2,692,519
14,070	Twilio, Inc. Class A* ‡	1,918,445
10,901	Tyler Technologies, Inc.*	2,354,834
13,348	Verint Systems, Inc.*	717,855
54,300	Verra Mobility Corp. Class A* ‡	710,787

		51,504,218

	Telecommunications — 1.4%
62,515	Ciena Corp.*	2,571,242
83,200	GCI Liberty, Inc. Class A*	5,113,472
54,600	Juniper Networks, Inc.	1,453,998
103,471	Vonage Holdings Corp.*	1,172,326

		10,311,038

	Textiles — 0.4%
17,200	UniFirst Corp.	3,243,404

	Transportation — 1.7%
115,330	Air Transport Services Group, Inc.*	2,814,052
31,300	Atlas Air Worldwide Holdings, Inc.*	1,397,232
14,910	Forward Air Corp.	881,927
23,205	J.B. Hunt Transport Services, Inc.	2,121,169
15,200	Kansas City Southern	1,851,664
9,470	Old Dominion Freight Line, Inc.	1,413,492
24,200	Ryder System, Inc.	1,410,860
58,504	Schneider National, Inc. Class B	1,067,113

		12,957,509

	TOTAL COMMON STOCKS (COST $638,258,649)	721,104,869

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 1.2%

	Mutual Fund - Securities Lending Collateral — 1.0%
7,342,298	State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.31%## ***	7,342,298

See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2019 (Unaudited)

Par Value ($)		Description	Value ($)

		U.S. Government and Agency Obligations — 0.2%
1,600,000		United States Treasury Bill, 2.07%, due 09/12/19** ‡‡	1,593,324

		TOTAL SHORT-TERM INVESTMENTS (COST $8,934,362)	8,935,622

		TOTAL INVESTMENTS — 95.5% (Cost $647,193,011)	730,040,491

		Other Assets and Liabilities (net) — 4.5%	34,419,983

		NET ASSETS — 100.0%	$764,460,474

		Notes to Schedule of Investments:

		ADR — American Depository Receipt

		REIT — Real Estate Investment Trust

	##	The rate disclosed is the 7 day net yield as of June 30, 2019.

	*	Non-income producing security

	**	All or a portion of this security is pledged for open futures collateral.

	***	Represents an investment of securities lending cash collateral.

	‡	All or a portion of this security is out on loan.

	‡‡	Interest rate presented is yield to maturity.

See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Equity Fund

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

Futures Contracts

Number of Contracts	Description	Expiration Date	Notional Value	Market Value/ Unrealized Appreciation (Depreciation)
Buys
172	Russell 2000 E-mini Index	Sep 2019	$13,477,060	$331,494
93	S&P Mid 400 E-mini Index	Sep 2019	18,135,000	424,444

				$755,938

See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Equity Fund

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

Asset Class Summary (Unaudited)	% of Net Assets
Common Stocks	94.3
Futures Contracts	0.1
Short-Term Investments	1.2
Other Assets and Liabilities (net)	4.4

100.0%

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments

(showing percentage of net assets)

June 30, 2019 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 91.7%

	Australia — 4.1%
123,800	AGL Energy, Ltd.	1,738,402
306,773	ALS, Ltd.	1,580,140
49,220	Altium, Ltd.	1,181,273
53,234	Appen, Ltd.	1,045,621
339,600	Asaleo Care, Ltd.*	215,674
154,500	Australia & New Zealand Banking Group, Ltd.	3,058,539
294,129	BGP Holdings Plc* ****	—
217,813	BHP Group, Ltd.	6,291,317
45,500	BHP Group, Ltd., ADR	2,644,005
196,300	BlueScope Steel, Ltd.	1,659,930
407,445	Brambles, Ltd.	3,682,708
25,512	CIMIC Group, Ltd.	801,519
172,133	Cleanaway Waste Management, Ltd.	281,451
254,300	Coca-Cola Amatil, Ltd.	1,823,810
87,136	Collins Foods, Ltd.	507,526
116,188	Computershare, Ltd.	1,321,681
91,530	CSL, Ltd.	13,809,702
593,400	CSR, Ltd.	1,628,196
246,584	Downer EDI, Ltd.	1,197,439
520,600	Fortescue Metals Group, Ltd.	3,295,286
113,346	G8 Education, Ltd.	241,008
1,233,793	Genworth Mortgage Insurance Australia, Ltd.‡	2,432,938
1,084,366	Harvey Norman Holdings, Ltd.‡	3,097,082
490,000	Inghams Group, Ltd.	1,382,307
95,984	IPH, Ltd.	502,482
93,026	IRESS, Ltd.	909,364
19,783	JB Hi-Fi, Ltd.‡	358,868
225,600	Lendlease Group	2,058,092
90,554	Link Administration Holdings, Ltd.	317,731
27,500	Macquarie Group, Ltd.	2,419,792
42,665	Magellan Financial Group, Ltd.	1,526,948
42,269	McMillan Shakespeare, Ltd.	362,176
1,116,569	Metcash, Ltd.	2,013,729
1,454,500	Mirvac Group REIT	3,194,776
39,942	Monadelphous Group, Ltd.	527,231
10,589	Perpetual, Ltd.	313,878
1,046,570	Qantas Airways, Ltd.	3,965,924
300,605	QBE Insurance Group, Ltd.	2,495,533
10,312	REA Group, Ltd.	694,988
155,597	Rio Tinto, Ltd.	11,329,574
574,116	Scentre Group REIT	1,547,082
226,928	South32, Ltd.	506,405
8,900	South32, Ltd., ADR	98,879
240,885	Steadfast Group, Ltd.	593,334
489,740	Treasury Wine Estates, Ltd.	5,127,631
41,580	WiseTech Global, Ltd.	808,544

	Total Australia	96,590,515

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2019 (Unaudited)

Shares	Description	Value ($)

	Austria — 0.6%
194,728	Erste Group Bank AG*	7,238,127
63,550	OMV AG	3,101,087
38,347	Raiffeisen Bank International AG	900,903
33,264	UNIQA Insurance Group AG	310,435
17,974	Vienna Insurance Group AG Wiener Versicherung Gruppe	461,571
50,100	voestalpine AG	1,550,155

	Total Austria	13,562,278

	Belgium — 0.8%
88,882	Ageas	4,626,714
96,250	KBC Group NV	6,317,894
135,504	Proximus SADP	3,999,767
1,838	Sofina SA	350,806
2,205	Telenet Group Holding NV	123,042
33,307	UCB SA	2,765,857

	Total Belgium	18,184,080

	Bermuda — 0.2%
1,023,000	Esprit Holdings, Ltd.*	195,106
156,395	Hiscox, Ltd.	3,367,824
743,000	Shenzhen International Holdings, Ltd.	1,474,112

	Total Bermuda	5,037,042

	Brazil — 0.8%
179,800	Cia de Saneamento Basico do Estado de Sao Paulo*	2,217,564
515,500	JBS SA	2,854,138
579,759	Localiza Rent a Car SA	6,198,981
119,600	Magazine Luiza SA	6,588,118
217,800	Sao Martinho SA	1,144,506

	Total Brazil	19,003,307

	Canada — 0.7%
151,980	Canada Goose Holdings, Inc.*	5,886,185
9,200	Canadian Pacific Railway, Ltd.	2,164,208
26,922	Descartes Systems Group (The), Inc.*	998,179
6,972	Fairfax Financial Holdings, Ltd.	3,429,365
168,200	Seven Generations Energy, Ltd. Class A*	826,359
62,733	Thomson Reuters Corp.	4,055,622

	Total Canada	17,359,918

	Cayman Islands — 1.5%
50,180	Alibaba Group Holding, Ltd., ADR*	8,503,001
2,916,000	China Resources Cement Holdings, Ltd.	2,825,487
183,500	CK Asset Holdings, Ltd.	1,436,291
1,693,000	IGG, Inc.	1,887,492
3,714,000	Jiangnan Group, Ltd.*	161,633
3,247,000	Lee & Man Paper Manufacturing, Ltd.	2,273,420
171,750	Tencent Holdings, Ltd.	7,751,559

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2019 (Unaudited)

Shares	Description	Value ($)

	Cayman Islands — continued
70,800	Tongcheng Elong Holdings, Ltd.*	140,467
9,510,000	Tongda Group Holdings, Ltd.	730,368
850,000	Want Want China Holdings, Ltd.	690,880
5,349,500	WH Group, Ltd.	5,423,109
2,084,000	Xinyi Glass Holdings, Ltd.	2,187,366
2,446,000	Xinyi Solar Holdings, Ltd.	1,205,389

	Total Cayman Islands	35,216,462

	China — 0.4%
2,636,000	Agricultural Bank of China, Ltd. Class H	1,103,324
8,334,000	Bank of China, Ltd. Class H	3,520,282
383,000	Bank of Communications Co., Ltd. Class H	290,712
886,000	China Minsheng Banking Corp., Ltd. Class H	613,537
1,195,500	China Railway Construction Corp., Ltd. Class H	1,465,970
50,400	New China Life Insurance Co., Ltd. Class H	245,146
628,600	Shanghai Pharmaceuticals Holding Co., Ltd. Class H	1,235,878

	Total China	8,474,849

	Denmark — 0.8%
28,321	Carlsberg AS Class B	3,760,289
127,200	Danske Bank A/S	2,013,579
34,600	DFDS AS	1,469,734
25,395	GN Store Nord AS	1,186,831
26,522	Jyske Bank AS	920,622
118,721	Novo Nordisk AS, ADR	6,059,520
24,472	Novozymes AS Class B	1,142,948
11,550	Orsted AS	1,000,272
15,846	Pandora AS	564,547
10,560	SimCorp AS	1,023,131
35,168	Sydbank AS	671,272

	Total Denmark	19,812,745

	Finland — 1.0%
262,150	Neste OYJ	8,908,330
460,631	Nokia OYJ	2,290,258
283,966	Nokia OYJ, ADR	1,422,670
471,106	Nordea Bank Abp	3,423,290
501,000	Outokumpu OYJ‡	1,711,617
43,982	Sampo OYJ Class A	2,078,599
15,262	Tieto OYJ	452,932
85,700	UPM-Kymmene OYJ	2,280,800
56,216	Wartsila OYJ Abp	816,560

	Total Finland	23,385,056

	France — 9.6%
71,610	Airbus SE	10,167,591
31,100	Arkema SA	2,896,377
335,218	AXA SA	8,818,342

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2019 (Unaudited)

Shares	Description	Value ($)

	France — continued
141,505	BNP Paribas SA‡	6,730,261
78,800	Bouygues SA	2,922,749
160,600	Carrefour SA‡	3,105,495
143,073	Cie de Saint-Gobain	5,584,480
42,927	Cie Generale des Etablissements Michelin SCA	5,453,154
120,300	CNP Assurances	2,734,474
59,201	Coface SA	597,999
259,275	Danone SA	21,997,055
131,817	Dassault Systemes SE	21,060,890
101,485	Electricite de France SA	1,281,106
452,496	Engie SA	6,874,137
12,577	EssilorLuxottica SA	1,643,529
10,833	Gaztransport Et Technigaz SA	1,087,473
42,863	IPSOS‡	1,132,448
3,802	Kaufman & Broad SA	145,652
20,953	Kering SA	12,410,254
61,981	L’Oreal SA	17,681,289
122,837	Legrand SA	8,994,723
4,551	LVMH Moet Hennessy Louis Vuitton SE	1,939,877
48,100	Metropole Television SA	912,025
536,500	Natixis SA	2,162,210
35,500	Neopost SA	760,035
14,726	Nexans SA	495,050
36,500	Nexity SA	1,579,516
272,700	Orange SA	4,305,788
80,793	Pernod Ricard SA‡	14,909,751
72,859	Peugeot SA	1,798,000
40,737	Publicis Groupe SA	2,153,949
31,598	Renault SA	1,989,545
11,589	Rexel SA	147,351
141,477	Sanofi	12,230,169
211,873	Schneider Electric SE	19,244,577
5,494	Societe BIC SA‡	419,503
125,353	Societe Generale SA	3,171,951
107,834	Television Francaise 1 SA	1,137,141
167,100	TOTAL SA	9,376,715
40,051	Veolia Environnement SA	976,968
128,511	Vivendi SA	3,543,094

	Total France	226,572,693

	Germany — 7.5%
20,567	Aareal Bank AG	542,681
21,405	adidas AG	6,618,090
83,558	Allianz SE	20,173,048
1,031	Amadeus Fire AG	140,658
30,500	Aurubis AG	1,487,632
47,300	BASF SE	3,443,067
115,325	Bayer AG	8,003,382
34,200	BMW AG	2,535,059

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2019 (Unaudited)

Shares	Description	Value ($)

	Germany — continued
60,772	Brenntag AG	2,997,363
23,019	Continental AG	3,361,165
101,479	Covestro AG	5,166,881
37,605	Daimler AG	2,095,193
45,444	Deutsche Boerse AG	6,437,905
215,602	Deutsche Lufthansa AG	3,700,102
405,247	Deutsche Telekom AG	7,020,269
217,038	Deutsche Wohnen SE	7,975,949
86,787	Deutz AG	846,999
457,356	E.ON SE	4,974,516
68,600	Evonik Industries AG	2,000,697
30,626	Fresenius Medical Care AG & Co. KGaA	2,407,901
119,895	GEA Group AG	3,413,412
33,783	Hamburger Hafen und Logistik AG	894,091
157,074	Heidelberger Druckmaschinen AG*	252,573
25,925	HUGO BOSS AG	1,727,119
256,131	Infineon Technologies AG	4,535,656
181,829	Kloeckner & Co. SE	1,090,207
11,472	Koenig & Bauer AG	473,712
30,971	LEG Immobilien AG	3,498,763
22,512	Leoni AG*	372,629
204,300	METRO AG	3,739,960
34,083	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	8,566,191
2,600	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, ADR	65,104
17,208	Nemetschek SE	1,037,634
28,400	Rheinmetall AG	3,481,609
21,867	SAP SE, ADR	2,991,406
85,526	SAP SE	11,761,667
20,648	Siemens AG	2,459,559
6,800	Siemens AG, ADR	405,688
17,136	Siltronic AG	1,253,610
36,192	Software AG	1,244,707
185,132	Symrise AG	17,844,516
118,458	TAG Immobilien AG*	2,741,168
42,000	Talanx AG*	1,822,308
173,978	Vonovia SE	8,321,301
10,587	Wacker Neuson SE	266,689
7,532	Wirecard AG	1,269,891

	Total Germany	177,459,727

	Hong Kong — 1.3%
1,704,800	AIA Group, Ltd.	18,384,563
3,081,000	Champion REIT	2,567,336
18,141	China Mobile, Ltd., ADR	821,606
624,000	Lenovo Group, Ltd.	483,226
234,500	Link REIT	2,881,536
93,000	Sun Hung Kai Properties, Ltd.	1,577,280
143,000	Swire Pacific, Ltd. Class A	1,757,184
253,000	Techtronic Industries Co., Ltd.	1,936,563

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2019 (Unaudited)

Shares	Description	Value ($)

	Hong Kong — continued
152,000	Wheelock & Co., Ltd.	1,089,536

	Total Hong Kong	31,498,830

	Hungary — 0.1%
229,600	MOL Hungarian Oil & Gas Plc	2,553,322

	India — 0.3%
228,390	HDFC Bank, Ltd.	8,076,491

	Indonesia — 0.4%
3,118,400	Bank Central Asia Tbk PT	6,616,460
3,540,700	Bank Negara Indonesia Persero Tbk PT	2,305,747

	Total Indonesia	8,922,207

	Ireland — 0.5%
313,147	C&C Group Plc	1,394,353
56,498	Kerry Group Plc Class A	6,755,694
41,416	Ryanair Holdings Plc, ADR*	2,656,422

	Total Ireland	10,806,469

	Israel — 0.4%
112,540	Bank Leumi Le-Israel BM	812,839
23,634	Check Point Software Technologies, Ltd.*	2,732,327
5,794	First International Bank Of Israel, Ltd.*	146,550
7,941	Hilan, Ltd.	258,276
1,168	Nice, Ltd.*	158,864
18,213	Nice, Ltd., ADR*	2,495,181
68,353	Teva Pharmaceutical Industries, Ltd., ADR*	630,898
81,500	Teva Pharmaceutical Industries, Ltd.*	747,235
6,614	Wix.com, Ltd.*	939,849

	Total Israel	8,922,019

	Italy — 2.4%
1,985,117	A2A SpA	3,449,755
157,952	Assicurazioni Generali SpA	2,978,743
18,444	Datalogic SpA	365,890
151,026	Davide Campari-Milano SpA	1,481,681
11,242	DiaSorin SpA	1,307,124
2,662,001	Enel SpA	18,613,335
463,909	Eni SpA	7,716,346
784,350	Intesa Sanpaolo SpA	1,681,037
142,005	Italgas SpA	955,414
133,129	Leonardo SpA	1,689,664
475,199	Mediobanca Banca di Credito Finanziario SpA	4,906,128
9,506	Reply SpA	648,985
307,265	Saras SpA	463,286
300,863	Societa Cattolica di Assicurazioni SC	2,694,729
46,100	Societa Iniziative Autostradali e Servizi SpA	856,254

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2019 (Unaudited)

Shares	Description	Value ($)

	Italy — continued
286,265	UniCredit SpA	3,529,262
609,469	Unipol Gruppo SpA	2,972,674

	Total Italy	56,310,307

	Japan — 19.4%
14,800	Advantest Corp.	407,295
1,600	AEON REIT Investment Corp. REIT	2,049,378
143,700	AGC, Inc./Japan‡	4,968,280
18,700	Aica Kogyo Co., Ltd.	624,838
19,330	Altech Corp.	294,417
8,700	Amada Holdings Co., Ltd.	97,950
27,100	Amano Corp.	747,803
14,900	Argo Graphics, Inc.	328,176
48,600	Asahi Diamond Industrial Co., Ltd.	296,363
667,500	Astellas Pharma, Inc.	9,510,047
5,216	Astellas Pharma, Inc., ADR	74,171
21,400	Bandai Namco Holdings, Inc.	1,038,816
33,600	Benefit One, Inc.	579,439
58,700	Broadleaf Co., Ltd.‡	289,850
32,200	Brother Industries, Ltd.	608,196
24,900	Central Glass Co., Ltd.	552,820
8,400	Central Japan Railway Co.	1,682,495
212,994	Chiba Bank, Ltd. (The)	1,039,863
351,000	Dai-ichi Life Holdings, Inc.	5,293,995
6,700	Daikin Industries, Ltd.	874,657
12,200	Daito Trust Construction Co., Ltd.	1,555,290
34,000	Daiwa House Industry Co., Ltd.	991,220
16,400	Daiwabo Holdings Co., Ltd.	780,880
62,300	Denso Corp.	2,621,180
72,100	DIC Corp.‡	1,903,215
4,300	Digital Arts, Inc.	379,153
6,500	Disco Corp.‡	1,066,642
121,900	DMG Mori Co., Ltd.‡	1,951,712
31,800	DTS Corp.	662,918
25,800	East Japan Railway Co.	2,413,811
13,900	Eisai Co., Ltd.	785,826
19,700	Enplas Corp.‡	585,112
26,300	ESPEC Corp.	572,185
10,100	Ezaki Glico Co., Ltd.	449,972
63,500	Fancl Corp.	1,561,862
3,000	Fast Retailing Co., Ltd.	1,813,533
50,600	Foster Electric Co., Ltd.	727,956
41,600	FUJIFILM Holdings Corp.	2,109,345
239,500	Fujikura, Ltd.	900,292
40,100	Fujitsu, Ltd.	2,795,909
107,400	Fukuoka Financial Group, Inc.	1,960,793
23,600	Funai Soken Holdings, Inc.	571,272
7,400	Fuyo General Lease Co., Ltd.	421,032
208,794	Hachijuni Bank, Ltd. (The)	850,757

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2019 (Unaudited)

Shares	Description	Value ($)

	Japan — continued
11,000	Hankyu Hanshin Holdings, Inc.	394,097
326,100	Hazama Ando Corp.	2,179,246
46,100	Hirose Electric Co., Ltd.	5,143,141
130,500	Hitachi Capital Corp.	2,900,942
50,200	Hitachi Chemical Co., Ltd.	1,363,330
230,400	Hitachi, Ltd.	8,444,864
1,080	Hitachi, Ltd., ADR	79,466
116,200	Honda Motor Co., Ltd.	3,003,685
81,800	Hosiden Corp.	907,286
152,200	Hoya Corp.	11,660,097
36,700	IBJ Leasing Co., Ltd.	918,692
48,700	Ines Corp.	518,912
38,000	Infocom Corp.	865,175
256,000	Isuzu Motors, Ltd.	2,915,463
134,700	Ito En, Ltd.	6,276,165
234,400	ITOCHU Corp.	4,482,840
30,600	Itochu Techno-Solutions Corp.	784,455
40,000	JAC Recruitment Co., Ltd.	942,640
99,200	Japan Airlines Co., Ltd.	3,170,091
153,300	Japan Aviation Electronics Industry, Ltd.	2,249,557
75,700	Japan Exchange Group, Inc.	1,202,881
115,400	Japan Post Holdings Co., Ltd.	1,306,738
86,700	Japan Tobacco, Inc.‡	1,914,819
40,400	JFE Holdings, Inc.	593,401
59,600	JTEKT Corp.	722,458
29,200	K’s Holdings Corp.	275,630
84,800	Kajima Corp.	1,163,304
18,700	Kaken Pharmaceutical Co., Ltd.	874,773
37,800	Kaneka Corp.	1,420,921
132,600	Kanematsu Corp.	1,469,504
62,800	Kansai Electric Power Co., Inc. (The)	719,571
99,200	Kansai Paint Co., Ltd.	2,079,941
151,408	Kao Corp.	11,537,588
49,900	Kawasaki Heavy Industries, Ltd.	1,173,164
469,500	KDDI Corp.	11,955,386
85,400	Keihin Corp.	1,223,057
4,300	Keio Corp.	282,968
17,100	Keyence Corp.	10,495,851
77,100	Kobayashi Pharmaceutical Co., Ltd.‡	5,517,366
106,300	Komatsu, Ltd.	2,565,250
18,800	Konami Holdings Corp.	881,195
385,700	Konica Minolta, Inc.	3,755,330
9,386	Kose Corp.	1,574,207
16,700	Kyocera Corp.	1,090,445
335,200	Marubeni Corp.	2,218,281
136,200	Mazda Motor Corp.	1,421,542
351,800	Mebuki Financial Group, Inc.	917,540
9,600	Meitec Corp.	492,742
7,700	Menicon Co., Ltd.	253,713

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2019 (Unaudited)

Shares	Description	Value ($)

	Japan — continued
86,100	MISUMI Group, Inc.	2,159,293
457,700	Mitsubishi Chemical Holdings Corp.	3,197,188
53,100	Mitsubishi Corp.	1,399,703
190,900	Mitsubishi Electric Corp.	2,514,267
118,900	Mitsubishi Gas Chemical Co., Inc.	1,584,745
55,100	Mitsubishi Heavy Industries, Ltd.	2,399,054
33,200	Mitsubishi Shokuhin Co., Ltd.	871,138
514,600	Mitsubishi UFJ Financial Group, Inc.	2,445,472
6,100	Mitsuboshi Belting, Ltd.	107,687
38,400	Miura Co., Ltd.	1,185,075
3,003,500	Mizuho Financial Group, Inc.	4,351,646
6,600	Mochida Pharmaceutical Co., Ltd.	280,871
330,400	MonotaRO Co., Ltd.‡	8,053,002
128,700	MS&AD Insurance Group Holdings, Inc.	4,085,335
23,600	NEC Networks & System Integration Corp.	602,157
46,400	NET One Systems Co., Ltd.	1,276,926
140,600	Nihon Kohden Corp.	3,807,971
37,500	Nihon Unisys, Ltd.	1,258,237
10,100	Nikkon Holdings Co., Ltd.	231,736
5,100	Nintendo Co., Ltd.	1,869,306
13,800	Nippon Express Co., Ltd.	733,934
56,200	Nippon Soda Co., Ltd.	1,423,518
203,400	Nippon Telegraph & Telephone Corp.	9,471,485
7,700	Nissan Chemical Corp.	346,979
305,100	Nissan Motor Co., Ltd.	2,185,030
49,200	Nisshin Oillio Group, Ltd. (The)	1,376,815
21,000	Nissin Foods Holdings Co., Ltd.	1,352,701
19,900	Nissin Kogyo Co., Ltd.	273,546
30,900	Nitto Denko Corp.	1,524,924
23,200	Nomura Co., Ltd.	289,623
322,200	Nomura Research Institute, Ltd.	5,164,650
313,141	North Pacific Bank, Ltd.	744,051
12,000	NSD Co., Ltd.	346,946
675,200	NTN Corp.	2,005,420
69,000	NTT Data Corp.	919,018
165,000	NTT DOCOMO, Inc.	3,847,805
61,900	Obic Co., Ltd.	7,009,282
67,100	Oki Electric Industry Co., Ltd.	837,660
95,500	Omron Corp.	4,981,530
34,200	Ono Pharmaceutical Co., Ltd.	613,276
8,000	Open Door, Inc.*	206,943
11,600	Oracle Corp. Japan	847,336
489,600	ORIX Corp.	7,307,191
14,000	Otsuka Corp.	563,301
124,000	Pan Pacific International Holdings Corp.	7,872,285
334,000	Panasonic Corp.	2,782,610
29,600	Prima Meat Packers, Ltd.	564,307
490,400	Recruit Holdings Co., Ltd.	16,358,804
714,000	Resona Holdings, Inc.	2,972,901

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2019 (Unaudited)

Shares	Description	Value ($)

	Japan — continued
72,900	Ricoh Co., Ltd.	728,053
106,400	Rohto Pharmaceutical Co., Ltd.	2,887,633
10,700	Royal Holdings Co., Ltd.‡	264,272
15,400	Ryobi, Ltd.	290,590
29,400	Sanki Engineering Co., Ltd.	340,553
7,700	Sankyu, Inc.	404,511
365,500	Santen Pharmaceutical Co., Ltd.	6,055,481
61,800	Sanwa Holdings Corp.	664,232
40,100	Sawai Pharmaceutical Co., Ltd.	2,166,159
28,000	SCSK Corp.	1,377,390
74,800	Secom Co., Ltd.	6,438,604
47,400	Seibu Holdings, Inc.	790,147
126,800	Seiko Epson Corp.	2,006,627
8,900	Sekisui Chemical Co., Ltd.	133,657
512,700	Senshu Ikeda Holdings, Inc.	946,977
57,100	Shin-Etsu Chemical Co., Ltd.	5,318,345
63,700	Shin-Etsu Polymer Co., Ltd.	461,757
35,500	Shindengen Electric Manufacturing Co., Ltd.	1,212,549
21,400	Shionogi & Co., Ltd.	1,233,271
137,000	Shiseido Co., Ltd.‡	10,326,499
68,500	Shizuoka Bank, Ltd. (The)	504,817
9,700	SMC Corp./Japan	3,616,568
10,500	Softbank Group Corp.	503,365
50,900	Sohgo Security Services Co., Ltd.	2,347,995
896,700	Sojitz Corp.	2,879,694
110,000	Sompo Holdings, Inc.	4,248,283
63,600	Sony Financial Holdings, Inc.	1,527,722
30,600	Star Micronics Co., Ltd.‡	394,784
44,600	Subaru Corp.	1,084,160
558,300	Sumitomo Chemical Co., Ltd.	2,590,960
183,400	Sumitomo Corp.	2,778,917
7,500	Sumitomo Dainippon Pharma Co., Ltd.	142,217
136,600	Sumitomo Electric Industries, Ltd.	1,793,398
23,200	Sumitomo Heavy Industries, Ltd.	797,810
117,400	Sumitomo Mitsui Financial Group, Inc.	4,147,247
125,700	Sumitomo Rubber Industries, Ltd.‡	1,453,705
43,900	Sumitomo Warehouse Co., Ltd. (The)	560,261
51,200	Systena Corp.	837,334
600	T Hasegawa Co., Ltd.‡	10,709
30,900	Taiheiyo Cement Corp.	934,973
21,600	Taikisha, Ltd.	653,573
148,300	Teijin, Ltd.	2,528,560
449,900	Terumo Corp.	13,404,297
10,500	TIS, Inc.	535,038
120,400	Tokio Marine Holdings, Inc.	6,033,410
198,000	Tokyo Electric Power Co. Holdings, Inc.*	1,032,820
63,500	Tokyu Construction Co., Ltd.	429,070
92,000	Tokyu Corp.	1,631,817
49,400	Tomy Co., Ltd.	574,515

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2019 (Unaudited)

Shares	Description	Value ($)

	Japan — continued
64,500	Towa Pharmaceutical Co., Ltd.	1,637,943
20,900	Toyo Ink SC Holdings Co., Ltd.‡	451,404
31,700	Toyo Seikan Group Holdings, Ltd.	629,057
148,900	Toyo Suisan Kaisha, Ltd.	6,136,217
70,700	Toyoda Gosei Co., Ltd.	1,378,696
65,800	Toyota Motor Corp.	4,084,559
15,700	Toyota Tsusho Corp.	475,780
17,100	Trend Micro, Inc./Japan	762,628
49,200	TS Tech Co., Ltd.	1,339,369
14,800	Tsubakimoto Chain Co.	482,848
88,300	Ube Industries, Ltd.	1,830,910
62,400	Ulvac, Inc.‡	1,977,873
58,400	Unipres Corp.	959,421
40,300	Unitika, Ltd.*	144,383
73,970	USS Co., Ltd.	1,457,567
25,700	Valor Holdings Co., Ltd.	533,369
500	Wacoal Holdings Corp.	12,980
35,500	WATAMI Co., Ltd.	471,510
16,500	West Japan Railway Co.	1,334,825
78,400	Yamaha Motor Co., Ltd.‡	1,393,503
166,800	Yokogawa Electric Corp.	3,269,738
73,000	Yokohama Rubber Co., Ltd. (The)‡	1,341,563

	Total Japan	456,826,575

	Luxembourg — 0.3%
1,771,725	B&M European Value Retail SA	7,515,498

	Malaysia — 0.1%
628,000	Tenaga Nasional Bhd	2,103,211

	Netherlands — 5.1%
10,586	ABN AMRO Bank NV CVA	226,821
11,899	Adyen NV*	9,195,428
863,554	Aegon NV	4,305,394
32,700	ASML Holding NV	6,842,252
69,528	ASR Nederland NV	2,831,424
195,308	CNH Industrial NV	2,005,755
25,580	Core Laboratories NV	1,337,322
36,720	Euronext NV	2,782,905
85,020	Heineken NV	9,501,994
2,650	IMCD NV	243,236
146,400	ING Groep NV	1,699,881
121,830	InterXion Holding NV*	9,270,045
351,439	Koninklijke Ahold Delhaize NV	7,915,529
100,290	Koninklijke DSM NV	12,414,659
855,453	Koninklijke KPN NV	2,630,314
200,756	Koninklijke Philips NV	8,729,893
55,537	Koninklijke Philips NV ADR	2,420,302
11,641	Koninklijke Volkerwessels NV	234,115

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2019 (Unaudited)

Shares	Description	Value ($)

	Netherlands — continued
155,672	NN Group NV	6,275,688
155,156	Signify NV	4,593,985
145,000	STMicroelectronics NV ADR	2,554,900
45,272	Unilever NV (New York Exchange)	2,748,916
137,048	Unilever NV CVA	8,359,126
45,846	Wolters Kluwer NV	3,342,449
170,980	Yandex NV Class A*	6,497,240

	Total Netherlands	118,959,573

	New Zealand — 0.1%
31,078	a2 Milk Co., Ltd.*	306,215
301,415	Air New Zealand, Ltd.	536,480
363,746	SKY Network Television, Ltd.	288,286
35,497	Xero, Ltd.*	1,493,106

	Total New Zealand	2,624,087

	Norway — 0.6%
100,400	Austevoll Seafood ASA	1,054,512
330,237	DNB ASA	6,146,881
83,922	Elkem ASA	236,429
126,967	Equinor ASA	2,508,499
117,914	Norwegian Finans Holding ASA*	857,451
25,751	Salmar ASA	1,120,219
69,427	SpareBank 1 SMN	795,564
209,533	Storebrand ASA	1,540,400
43,589	Telenor ASA	925,865

	Total Norway	15,185,820

	Philippines — 0.0%
6,261,800	Vista Land & Lifescapes, Inc.	871,409

	Poland — 0.1%
521,100	PGE Polska Grupa Energetyczna SA*	1,340,339

	Portugal — 0.0%
782,528	Banco Espirito Santo SA* **** ^	—
32,663	NOS SGPS SA	214,997

	Total Portugal	214,997

	Russia — 1.4%
1,253,240	Alrosa PJSC	1,711,519
7,630,000	ENEL RUSSIA PJSC	138,084
120,640,000	Federal Grid Co. Unified Energy System PJSC	387,578
426,500	Gazprom PJSC, ADR	3,124,539
2,017,780	Gazprom PJSC	7,453,710
52,600	LUKOIL PJSC, ADR	4,419,452
57,560	LUKOIL PJSC	4,858,036
538,500	Magnitogorsk Iron & Steel Works PJSC	385,253

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2019 (Unaudited)

Shares	Description	Value ($)

	Russia — continued
125,400	MMC Norilsk Nickel PJSC, ADR	2,847,834
15,461,000	ROSSETI PJSC	338,267
29,415,000	RusHydro PJSC	281,722
1,005,620	Sberbank of Russia PJSC	3,800,869
78,430	Severstal PJSC	1,332,222
26,100	Tatneft PJSC, ADR	1,926,180
7,516,000	Unipro PJSC	313,271

	Total Russia	33,318,536

	Singapore — 0.4%
209,100	Ascott Residence Trust REIT	200,917
990,900	CapitaLand Retail China Trust REIT	1,142,543
259,300	United Overseas Bank, Ltd.	5,007,952
2,756,900	Yangzijiang Shipbuilding Holdings, Ltd.	3,117,674

	Total Singapore	9,469,086

	South Africa — 0.1%
1,003,000	Old Mutual, Ltd.‡	1,498,888

	South Korea — 0.6%
10,900	KB Financial Group, Inc., ADR	430,332
62,900	Kia Motors Corp.	2,396,917
238,849	Samsung Electronics Co., Ltd.	9,722,343
8,800	SK Telecom Co., Ltd.	1,973,931

	Total South Korea	14,523,523

	Spain — 2.5%
181,961	Amadeus IT Group SA	14,434,754
614,700	Banco Santander SA	2,856,434
252,560	Cellnex Telecom SA* ‡	9,359,006
200,300	Ence Energia y Celulosa SA	905,108
64,465	Endesa SA‡	1,659,863
2,201	Grupo Catalana Occidente SA	81,461
848,828	Iberdrola SA	8,473,616
363,227	International Consolidated Airlines Group SA‡	2,204,609
20,191	Let’s GOWEX SA* **** ^ ‡	—
1,567,692	Mapfre SA	4,589,976
51,575	Naturgy Energy Group SA	1,423,116
466,764	Repsol SA	7,327,431
544,517	Telefonica SA	4,477,715

	Total Spain	57,793,089

	Sweden — 2.4%
13,923	Atlas Copco AB Class A	445,382
54,337	Bilia AB Class A	491,939
127,805	Boliden AB	3,270,817
91,106	Elekta AB Class B	1,322,668
67,233	Getinge AB Class B	1,060,140

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2019 (Unaudited)

Shares	Description	Value ($)

	Sweden — continued
20,815	Hennes & Mauritz AB Class B	370,974
189,851	Hexagon AB Class B	10,550,233
122,591	Lindab International AB	1,411,127
223,660	Lundin Petroleum AB‡	6,940,109
189,200	Sandvik AB	3,478,856
645,800	SAS AB* ‡	861,698
237,400	SKF AB Class B‡	4,368,956
293,391	Svenska Handelsbanken AB Class A	2,905,387
32,247	Swedish Match AB	1,362,422
25,435	Swedish Orphan Biovitrum AB*	490,294
1,291,413	Telefonaktiebolaget LM Ericsson Class B	12,262,452
14,825	Vitrolife AB	289,208
289,000	Volvo AB Class B	4,589,700

	Total Sweden	56,472,362

	Switzerland — 8.8%
68,908	Alcon, Inc.*	4,260,281
14,476	Ascom Holding AG	189,747
9,800	Autoneum Holding AG‡	1,413,210
63	Chocoladefabriken Lindt & Spruengli AG	459,092
81,230	Cie Financiere Richemont SA	6,901,634
112,500	Credit Suisse Group AG*	1,350,577
4,877	Geberit AG	2,280,935
6,550	Givaudan SA	18,514,667
1,245	Inficon Holding AG	760,408
30,558	Julius Baer Group, Ltd.*	1,362,103
26,600	Landis & Gyr Group AG* ‡	2,121,179
37,890	Lonza Group AG*	12,800,991
368,055	Nestle SA	38,149,373
10,085	Nestle SA, ADR	1,042,789
249,474	Novartis AG	22,823,673
150,575	Roche Holding AG	42,415,819
9,531	Schindler Holding AG	2,124,191
3,039	SGS SA	7,751,788
61,824	Sika AG	10,563,978
12,800	Swiss Life Holding AG	6,351,426
46,900	Swiss Re AG	4,773,698
5,400	Swisscom AG‡	2,714,400
7,465	Temenos AG*	1,337,192
700,444	UBS Group AG*	8,333,487
18,700	Zurich Insurance Group AG	6,519,108

	Total Switzerland	207,315,746

	Taiwan — 0.6%
565,000	Charoen Pokphand Enterprise	1,258,810
1,419,000	Compeq Manufacturing Co., Ltd.	1,190,133
940,000	Fubon Financial Holding Co., Ltd.	1,387,627
250,097	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	9,796,300

	Total Taiwan	13,632,870

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2019 (Unaudited)

Shares	Description	Value ($)

	Thailand — 0.1%
16,831,100	Quality Houses PCL Class F	1,701,359
16,156,000	Sansiri PCL Class F	779,681

	Total Thailand	2,481,040

	Turkey — 0.0%
229,100	TAV Havalimanlari Holding AS	1,069,450

	United Kingdom — 13.8%
339,008	3i Group Plc	4,804,258
98,576	Aggreko Plc	991,116
194,685	Anglo American Plc	5,561,324
111,745	Ashmore Group Plc	724,600
91,678	Ashtead Group Plc	2,629,936
30,658	Associated British Foods Plc	961,024
165,920	AstraZeneca Plc	13,594,894
118,334	AstraZeneca Plc, ADR	4,884,828
319,109	Avast Plc	1,218,390
23,751	AVEVA Group Plc	1,221,812
12,100	Aviva Plc, ADR	128,260
262,527	Babcock International Group Plc	1,530,929
1,374,236	BAE Systems Plc	8,664,499
45,361	Bank of Georgia Group Plc	864,810
280,200	Barratt Developments Plc	2,041,952
48,300	Bellway Plc	1,711,979
33,600	Berkeley Group Holdings Plc	1,595,477
148,250	BHP Group Plc, ADR	7,577,058
1,295,400	BP Plc	9,044,526
129,300	Britvic Plc	1,462,117
1,192,600	BT Group Plc	2,981,914
92,200	BT Group Plc, ADR	1,177,394
15,171	Carnival Plc, ADR	686,791
1,284,086	Centrica Plc	1,434,550
623,751	Compass Group Plc	14,979,912
208,800	Crest Nicholson Holdings Plc	948,691
19,435	Croda International Plc	1,266,428
16,818	Diageo Plc, ADR	2,898,078
560,096	Diageo Plc	24,122,312
751,600	Dixons Carphone Plc	1,046,957
44,534	EMIS Group Plc	689,210
1,308,680	EnQuest Plc*	328,948
305,005	Experian Plc	9,254,209
91,295	Ferrexpo Plc	322,198
701,600	Firstgroup Plc*	872,836
76,465	Galliford Try Plc	613,584
379,000	GlaxoSmithKline Plc	7,604,783
116,182	GlaxoSmithKline Plc, ADR	4,649,604
1,437,851	Glencore Plc*	5,002,177
123,403	Great Portland Estates Plc REIT	1,074,256
52,816	Greggs Plc	1,544,691

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2019 (Unaudited)

Shares	Description	Value ($)

	United Kingdom — continued
361,983	Halma Plc	9,306,056
240,893	Hammerson Plc REIT	849,546
118,224	IG Group Holdings Plc	879,009
359,159	IMI Plc	4,744,716
112,000	Imperial Brands Plc	2,632,473
22,500	Imperial Brands Plc, ADR	529,425
365,272	Inchcape Plc	2,863,672
30,282	InterContinental Hotels Group Plc	1,993,284
107,298	Intermediate Capital Group Plc	1,885,869
91,630	Intertek Group Plc	6,416,296
305,507	IWG Plc	1,323,928
998,600	J Sainsbury Plc	2,490,365
59,510	JD Sports Fashion Plc	444,130
151,674	Jupiter Fund Management Plc	815,575
1,350,537	Kingfisher Plc	3,693,763
5,315,800	Lloyds Banking Group Plc	3,828,551
180,980	London Stock Exchange Group Plc	12,636,084
569,000	Man Group Plc	1,128,251
676,700	Marks & Spencer Group Plc	1,814,625
243,230	Meggitt Plc	1,622,088
38,327	Micro Focus International Plc, ADR	1,003,784
26,683	Micro Focus International Plc	700,923
484,800	Mitchells & Butlers Plc*	1,767,719
256,118	Moneysupermarket.com Group Plc	1,343,939
55,240	National Grid Plc, ADR	2,937,663
277,200	Paragon Banking Group Plc	1,548,053
1,148,816	Pets at Home Group Plc	2,735,586
73,478	Provident Financial Plc	385,751
1,132,996	QinetiQ Group Plc	4,028,848
269,633	Quilter Plc	481,731
148,838	Reckitt Benckiser Group Plc	11,770,941
211,904	Redrow Plc	1,467,115
98,187	RELX Plc*	2,379,432
192,666	RELX Plc (London Exchange)*	4,682,210
11,123	Renishaw Plc	602,773
249,538	Rentokil Initial Plc	1,262,409
226,599	Restaurant Group Plc (The)	380,101
84,972	Rightmove Plc	578,245
177,364	Rio Tinto Plc, ADR	11,056,872
79,327	Rio Tinto Plc	4,927,328
266,653	Rotork Plc	1,074,443
280,600	Royal Dutch Shell Plc Class B	9,217,259
275,200	Royal Mail Plc	742,174
66,039	Safestore Holdings Plc REIT	515,634
913,004	Saga Plc	462,236
324,347	Sage Group Plc (The)	3,312,279
52,002	Savills Plc	593,661
376,251	Senior Plc	1,033,368
312,296	Smith & Nephew Plc	6,776,679

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2019 (Unaudited)

Shares	Description	Value ($)

	United Kingdom — continued
95,213	Spectris Plc	3,487,491
63,765	Spirax-Sarco Engineering Plc	7,453,970
758,300	Stagecoach Group Plc	1,224,697
181,500	Tate & Lyle Plc	1,705,668
1,395,319	Taylor Wimpey Plc	2,801,360
269,872	TP ICAP Plc	1,029,025
72,420	Unilever Plc, ADR	4,487,867
1,296,195	Vodafone Group Plc	2,133,350
38,247	Whitbread Plc	2,253,257
620,760	Wm Morrison Supermarkets Plc	1,591,143

	Total United Kingdom	324,548,002

	United States — 1.9%
66,325	Analog Devices, Inc.	7,486,103
31,711	ANSYS, Inc.*	6,495,047
188,701	Cadence Design Systems, Inc.*	13,361,918
120,641	Colgate-Palmolive Co.	8,646,340
33,030	DENTSPLY SIRONA, Inc.	1,927,631
—	International Flavors & Fragrances, Inc.	63
25,584	Nordson Corp.	3,615,275
27,868	Texas Instruments, Inc.	3,198,132

	Total United States	44,730,509

	TOTAL COMMON STOCKS (COST $1,976,875,281)	2,160,242,927

	INVESTMENT COMPANIES — 0.9%

	United States — 0.9%
307,194	iShares MSCI EAFE ETF	20,191,862
42,200	iShares MSCI Eurozone ETF	1,669,221

	Total United States	21,861,083

	TOTAL INVESTMENT COMPANIES (COST $20,131,450)	21,861,083

	PREFERRED STOCKS — 0.9%

	Brazil — 0.1%
517,660	Itausa - Investimentos Itau SA, 3.08%	1,740,998

	Germany — 0.7%
123,724	Henkel AG & Co. KGaA, 2.10%	12,119,955
29,593	Porsche Automobil Holding SE, 3.75%	1,925,648
18,200	Volkswagen AG, 3.16%	3,072,032

	Total Germany	17,117,635

	Russia — 0.1%
276,220	Sberbank of Russia PJSC, 7.64%	900,458
56	Transneft PJSC, 2.55%	146,936

	Total Russia	1,047,394

	TOTAL PREFERRED STOCKS (COST $21,990,958)	19,906,027

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2019 (Unaudited)

Shares		Description	Value ($)

		RIGHTS — 0.0%

		Spain — 0.0%
740,406		Repsol SA* ‡	411,300

		TOTAL RIGHTS (COST $419,746)	411,300

Par Value ($)		Description	Value ($)

		SHORT-TERM INVESTMENTS — 2.8%

		Mutual Fund - Securities Lending Collateral — 2.6%
60,440,485		State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.31%## ***	60,440,485

		U.S. Government and Agency Obligations — 0.2%
5,500,000		United States Treasury Bill, 2.07%, due 09/12/19** ‡‡	5,477,053

		TOTAL SHORT-TERM INVESTMENTS (COST $65,913,573)	65,917,538

		TOTAL INVESTMENTS — 96.3% (Cost $2,085,331,008)	2,268,338,875

		Other Assets and Liabilities (net) — 3.7%	88,028,278

		NET ASSETS — 100.0%	$2,356,367,153

		Notes to Schedule of Investments:

		ADR — American Depository Receipt

		CVA — Certificaten Van Aandelen

		REIT — Real Estate Investment Trust

	##	The rate disclosed is the 7 day net yield as of June 30, 2019.

	*	Non-income producing security

	**	All or a portion of this security is pledged for open futures collateral.

	***	Represents an investment of securities lending cash collateral.

	****	Securities fair valued by the Valuation Committee as approved by the Board of Trustees. The total market value of the securities at period end is $0 which represents 0.0% of net assets. The aggregate tax cost of these securities held at June 30, 2019 was $1,457,972.

	^	Level 3 — significant unobservable inputs were used in determining the value of this portfolio security.

	‡	All or a portion of this security is out on loan.

	‡‡	Interest rate presented is yield to maturity.

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

Forward Foreign Currency Contracts

Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
USD	20,179,100	JPY	2,204,429,000	08/22/19	Citibank N.A.	$(358,616)

Currency Abbreviations

JPY	— Japanese Yen
USD	— U.S. Dollar

Futures Contracts

Number of Contracts	Description	Expiration Date	Notional Value	Market Value/ Unrealized Appreciation (Depreciation)
Buys
1,218	MSCI EAFE Index	Sep 2019	$117,128,970	$3,303,273

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

Industry Sector Summary (Unaudited)	% of Net Assets
Pharmaceuticals	6.6
Insurance	6.4
Banks	5.7
Food	4.9
Chemicals	4.1
Commercial Services	4.1
Software	4.1
Oil & Gas	3.7
Telecommunications	3.4
Beverages	3.2
Cosmetics & Personal Care	3.0
Mining	2.6
Electric	2.5
Health Care — Products	2.3
Retail	2.2
Diversified Financial Services	2.0
Electronics	2.0
Machinery — Diversified	1.9
Semiconductors	1.9
Auto Manufacturers	1.7
Internet	1.6
Electrical Components & Equipment	1.4
Real Estate	1.4
Apparel	1.2
Auto Parts & Equipment	1.2
Building Materials	1.2
Computers	1.2
Aerospace & Defense	1.1
Engineering & Construction	1.1
Household Products & Wares	1.0
Machinery — Construction & Mining	0.9
Unaffiliated Funds	0.9
Distribution & Wholesale	0.8
Airlines	0.7
Home Builders	0.7
REITS	0.7
Transportation	0.7
Biotechnology	0.6
Food Service	0.6
Health Care — Services	0.6
Media	0.6
Metal Fabricate & Hardware	0.6
Iron & Steel	0.5
Miscellaneous — Manufacturing	0.5
Agriculture	0.4
Hand & Machine Tools	0.4
Gas	0.3
Office & Business Equipment	0.3
Private Equity	0.3
Advertising	0.2
Energy-Alternate Sources	0.2

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

Industry Sector Summary (Unaudited)	% of Net Assets
Lodging	0.2
Toys, Games & Hobbies	0.2
Forest Products & Paper	0.1
Holding Companies — Diversified	0.1
Home Furnishings	0.1
Investment Companies	0.1
Leisure Time	0.1
Oil & Gas Services	0.1
Packaging & Containers	0.1
Shipbuilding	0.1
Water	0.1
Environmental Control	0.0	*
Pipelines	0.0	*
Storage/Warehousing	0.0	*
Textiles	0.0	*
Short-Term Investments and Other Assets and Liabilities (net)	6.5

	100.0%

* Amount rounds to zero.

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments

(showing percentage of net assets)

June 30, 2019 (Unaudited)

Par Value ($)	Description	Value ($)

	DEBT OBLIGATIONS — 98.4%

	Asset Backed Securities — 11.4%
160,490	AccessLex Institute, Series 2005-1, Class A4, 2.55% (3 mo. USD LIBOR plus 0.210%), due 06/22/37†	154,620
542,199	AccessLex Institute, Series 2006-1, Class A3, 2.72% (3 mo. USD LIBOR plus 0.200%), due 08/25/37†	528,079
226,336	AccessLex Institute, Series 2007-A, Class A3, 2.82% (3 mo. USD LIBOR plus 0.300%), due 05/25/36†	223,129
563,000	Ally Master Owner Trust, Series 2018-1, Class A2, 2.70%, due 01/17/23	566,793
250,000	ALM CLO VIII, Ltd., Series 2013-8A, Class A1R, 4.09% (3 mo. USD LIBOR plus 1.490%), due 10/15/28† 144A	250,213
400,000	AmeriCredit Automobile Receivables Trust, Series 2018-1, Class C, 3.50%, due 01/18/24	410,950
170,000	AmeriCredit Automobile Receivables Trust, Series 2018-2, Class C, 3.59%, due 06/18/24	175,031
141,000	AmeriCredit Automobile Receivables Trust, Series 2018-3, Class C, 3.74%, due 10/18/24	145,957
100,000	AmeriCredit Automobile Receivables Trust, Series 2019-1, Class B, 3.13%, due 02/18/25	101,925
200,000	AmeriCredit Automobile Receivables Trust, Series 2019-1, Class C, 3.36%, due 02/18/25	205,061
400,000	AmeriCredit Automobile Receivables Trust, Series 2019-2, Class C, 2.74%, due 04/18/25	402,038
354,000	Applebee’s Funding LLC/IHOP Funding LLC, Series 2019-1A, Class A2I, 4.19%, due 06/07/49 144A	359,431
250,900	Arbys Funding LLC, Series 2015-1A, Class A2, 4.97%, due 10/30/45 144A	261,666
249,029	Asset Backed Securities Corp Home Equity Loan Trust, Series 2003-HE7, Class M1, 3.37% (1 mo. USD LIBOR plus 0.975%), due 12/15/33†	251,660
64,075	Asset-Backed Pass-Through Certificates, Series 2004-R2, Class A1A, 3.09% (1 mo. USD LIBOR plus 0.690%), due 04/25/34†	64,082
1,000,000	Atlas Senior Loan Fund CLO V, Ltd., Series 2014-1A, Class AR2, 3.86% (3 mo. USD LIBOR plus 1.260%), due 07/16/29† 144A	1,000,020
167,000	Avis Budget Rental Car Funding AESOP LLC, Series 2019-1A, Class A, 3.45%, due 03/20/23 144A	171,247
250,000	Battalion CLO VIII, Ltd., Series 2015-8A, Class A1R, 3.94% (3 mo. USD LIBOR plus 1.340%), due 07/18/30† 144A	250,019
250,000	Benefit Street Partners CLO XII, Ltd., Series 2017-12A, Class A1, 3.85% (3 mo. USD LIBOR plus 1.250%), due 10/15/30† 144A	249,714
250,000	BlueMountain CLO, Ltd., Series 2015-1A, Class A1R, 3.93% (3 mo. USD LIBOR plus 1.330%), due 04/13/27† 144A	250,431
1,000,000	BMW Vehicle Lease Trust, Series 2018-1, Class A3, 3.26%, due 07/20/21	1,013,295
138,825	BRE Grand Islander Timeshare Issuer LLC, Series 2019-A, Class A, 3.28%, due 09/26/33 144A	141,186
1,713,000	Capital One Prime Auto Receivables Trust, Series 2019-1, Class A3, 2.51%, due 11/15/23	1,734,548
500,000	Carlyle Global Market Strategies CLO, Ltd., Series 2017-1A, Class A1B, 3.82% (3 mo. USD LIBOR plus 1.230%), due 04/20/31† 144A	500,326
930,000	Citibank Credit Card Issuance Trust, Series 2018-A1, Class A1, 2.49%, due 01/20/23	936,632

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2019 (Unaudited)

Par Value ($)	Description	Value ($)

	Asset Backed Securities — continued
1,300,000	Citibank Credit Card Issuance Trust, Series 2018-A7, Class A7, 3.96%, due 10/13/30	1,445,156
246,064	CLI Funding LLC, Series 2018-1A, Class A, 4.03%, due 04/18/43 144A	253,244
292,000	CNH Equipment Trust, Series 2018-B, Class A3, 3.19%, due 11/15/23	297,292
323,400	Coinstar Funding LLC, Series 2017-1A, Class A2, 5.22%, due 04/25/47 144A	331,509
223,000	Collegiate Funding Services Education Loan Trust, Series 2005-A, Class A4, 2.53% (3 mo. USD LIBOR plus 0.200%), due 03/28/35†	215,896
587,549	Commonbond Student Loan Trust, Series 2017-BGS, Class A1, 2.68%, due 09/25/42 144A	588,477
367,721	CSMC Trust, Series 2018-RPL8, Class A1, 4.13%, due 07/25/58◆◆ 144A	373,634
1,084,485	DB Master Finance LLC, Series 2017-1A, Class A2I, 3.63%, due 11/20/47 144A	1,102,607
147,750	DB Master Finance LLC, Series 2017-1A, Class A2II, 4.03%, due 11/20/47 144A	150,587
751,000	DB Master Finance LLC, Series 2019-1A, Class A2I, 3.79%, due 05/20/49 144A	784,611
245,000	DLL LLC, Series 2018-ST2, Class A3, 3.46%, due 01/20/22 144A	248,659
383,175	Domino’s Pizza Master Issuer LLC, Series 2017-1A, Class A23, 4.12%, due 07/25/47 144A	398,582
850,845	Domino’s Pizza Master Issuer LLC, Series 2017-1A, Class A2I, 3.83% (3 mo. USD LIBOR plus 1.250%), due 07/25/47† 144A	848,036
599,940	Domino’s Pizza Master Issuer LLC, Series 2018-1A, Class A2I, 4.12%, due 07/25/48 144A	619,017
118,768	Drive Auto Receivables Trust, Series 2018-1, Class B, 2.88%, due 02/15/22	118,786
300,000	Drive Auto Receivables Trust, Series 2019-3, Class B, 2.65%, due 02/15/24	301,222
332,925	Driven Brands Funding LLC, Series 2015-1A, Class A2, 5.22%, due 07/20/45 144A	345,233
326,000	Enterprise Fleet Financing LLC, Series 2018-3, Class A2, 3.38%, due 05/20/24 144A	330,711
490,000	Evergreen Credit Card Trust, Series 2018-1, Class A, 2.95%, due 03/15/23 144A	497,453
127,400	FOCUS Brands Funding LLC, Series 2017-1A, Class A2I, 3.86%, due 04/30/47 144A	131,219
113,000	Ford Credit Auto Owner Trust, Series 2017-B, Class A4, 1.87%, due 09/15/22	112,530
285,000	Ford Credit Auto Owner Trust, Series 2017-C, Class A4, 2.16%, due 03/15/23	284,942
350,000	Ford Credit Auto Owner Trust, Series 2018-B, Class A3, 3.24%, due 04/15/23	357,003
1,900,000	Ford Credit Floorplan Master Owner Trust, Series 2018-2, Class A, 3.17%, due 03/15/25	1,968,946
2,564,000	Ford Credit Floorplan Master Owner Trust, Series 2018-3, Class A1, 3.52%, due 10/15/23	2,638,527
128,000	Ford Credit Floorplan Master Owner Trust, Series 2019-2, Class A, 3.06%, due 04/15/26	132,093
197,611	Fremont Home Loan Trust, Series 2004-B, Class M1, 3.27% (1 mo. USD LIBOR plus 0.870%), due 05/25/34†	198,459
100,000	GM Financial Consumer Automobile Receivables Trust, Series 2018-4, Class C, 3.62%, due 06/17/24	103,151
1,245,000	GM Financial Consumer Automobile Receivables Trust, Series 2019-1, Class A3, 2.97%, due 11/16/23	1,264,770
335,000	GMF Floorplan Owner Revolving Trust, Series 2019-2, Class A, 2.90%, due 04/15/26 144A	342,595
936,000	Goal Capital Funding Trust, Series 2005-2, Class A4, 2.72% (3 mo. USD LIBOR plus 0.200%), due 08/25/44†	913,429

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2019 (Unaudited)

Par Value ($)	Description	Value ($)

	Asset Backed Securities — continued
390,000	Golden Credit Card Trust, Series 2018-1A, Class A, 2.62%, due 01/15/23 144A	392,649
240,289	Hilton Grand Vacations Trust, Series 2017-AA, Class A, 2.66%, due 12/26/28 144A	241,704
99,824	Hilton Grand Vacations Trust, Series 2018-AA, Class A, 3.54%, due 02/25/32 144A	102,895
190,478	Home Equity Asset Trust, Series 2003-8, Class M1, 3.48% (1 mo. USD LIBOR plus 1.080%), due 04/25/34†	192,247
125,000	Honda Auto Receivables Owner Trust, Series 2017-2, Class A4, 1.87%, due 09/15/23	124,627
145,000	Honda Auto Receivables Owner Trust, Series 2017-3, Class A4, 1.98%, due 11/20/23	144,763
221,000	Hyundai Auto Receivables Trust, Series 2018-B, Class A3, 3.20%, due 12/15/22	225,131
500,000	ICG US CLO, Ltd., Series 2017-2A, Class A1, 3.87% (3 mo. USD LIBOR plus 1.280%), due 10/23/29† 144A	499,440
561,247	Invitation Homes Trust, Series 2018-SFR1, Class A, 3.09%, due 03/17/37◆◆ 144A	555,112
155,000	Jack In The Box Funding LLC, Series 2019-1A, Class A21, 3.98%, due 08/25/49◆◆ 144A	142,370
155,000	Jack In The Box Funding LLC, Series 2019-1A, Class A23, 4.97%, due 08/25/49◆◆ 144A	138,380
180,811	KeyCorp Student Loan Trust, Series 2004-A, Class 1A2, 2.82% (3 mo. USD LIBOR plus 0.240%), due 10/27/42†	173,477
483,809	Laurel Road Prime Student Loan Trust, Series 2017-C, Class A2B, 2.81%, due 11/25/42 144A	489,723
298,337	Legacy Mortgage Asset Trust, Series 2019-GS4, Class A1, 3.44%, due 05/25/59†† 144A	301,288
696,622	Limerock CLO III LLC, Series 2014-3A, Class A1R, 3.79% (3 mo. USD LIBOR plus 1.200%), due 10/20/26† 144A	696,940
122,000	MelTel Land Funding LLC, Series 2019-1A, Class A, 3.77%, due 04/15/49 144A	125,103
2,370,000	Mercedes-Benz Auto Receivables Trust, Series 2016-1, Class A4, 1.46%, due 12/15/22	2,353,545
750,000	MidOcean Credit CLO III, Series 2014-3A, Class A1R, 3.71%, due 04/21/31◆◆ 144A	742,336
157,820	Mill City Mortgage Loan Trust, Series 2018-3, Class A1, 3.50%, due 08/25/58◆◆ 144A	162,651
210,000	MMAF Equipment Finance LLC, Series 2017-B, Class A3, 2.21%, due 10/17/22 144A	209,993
161,000	MMAF Equipment Finance LLC, Series 2019-A, Class A3, 2.84%, due 11/13/23 144A	162,861
139,253	Morgan Stanley ABS Capital I, Inc., Series 2003-NC10, Class M1, 3.42% (1 mo. USD LIBOR plus 1.020%), due 10/25/33†	138,837
71,197	Morgan Stanley ABS Capital I, Inc., Series 2003-NC7, Class M1, 3.45% (1 mo. USD LIBOR plus 1.050%), due 06/25/33†	72,244
202,056	MVW Owner Trust, Series 2018-1A, Class A, 3.45%, due 01/21/36 144A	207,874
383,780	Navient Private Education Loan Trust, Series 2016-AA, Class A2A, 3.91%, due 12/15/45 144A	396,501
419,000	Nelnet Student Loan Trust, Series 2006-1, Class A6, 2.97% (3 mo. USD LIBOR plus 0.450%), due 08/23/36† 144A	408,192

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2019 (Unaudited)

Par Value ($)	Description	Value ($)

	Asset Backed Securities — continued
236,381	New Century Home Equity Loan Trust, Series 2003-A, Class A, 3.12% (1 mo. USD LIBOR plus 0.720%), due 10/25/33† 144A	233,747
220,467	New Residential Mortgage LLC, Series 2018-FNT1, Class A, 3.61%, due 05/25/23 144A	224,575
138,598	New Residential Mortgage LLC, Series 2018-FNT2, Class A, 3.79%, due 07/25/54 144A	142,108
120,000	NextGear Floorplan Master Owner Trust, Series 2018-1A, Class A2, 3.22%, due 02/15/23 144A	121,709
2,050,000	NextGear Floorplan Master Owner Trust, Series 2018-2A, Class A2, 3.69%, due 10/15/23 144A	2,106,807
330,000	Nissan Auto Receivables Owner Trust, Series 2017-B, Class A4, 1.95%, due 10/16/23	329,095
600,000	North Carolina State Education Assistance Authority, Series 2011-2, Class A3, 3.38% (3 mo. USD LIBOR plus 0.800%), due 07/25/36†	604,350
85,685	NRZ Excess Spread-Collateralized Notes, Series 2018-PLS1, Class A, 3.19%, due 01/25/23 144A	86,134
223,348	NRZ Excess Spread-Collateralized Notes, Series 2018-PLS2, Class A, 3.27%, due 02/25/23 144A	224,974
250,000	OCP CLO, Ltd., Series 2017-13A, Class A1A, 3.86% (3 mo. USD LIBOR plus 1.260%), due 07/15/30† 144A	250,134
2,000,000	OCP CLO, Ltd., Series 2019-17A, Class A1, 1.00% (3 mo. USD LIBOR plus 1.330%), due 07/20/32† 144A	2,000,000
1,300,000	OneMain Direct Auto Receivables Trust, Series 2017-2A, Class B, 2.55%, due 11/14/23 144A	1,298,337
300,000	OneMain Direct Auto Receivables Trust, Series 2017-2A, Class C, 2.82%, due 07/15/24 144A	300,510
700,000	OneMain Financial Issuance Trust, Series 2017-1A, Class A2, 3.20% (1 mo. USD LIBOR plus 0.800%), due 09/14/32† 144A	701,617
170,000	OneMain Financial Issuance Trust, Series 2018-1A, Class A, 3.30%, due 03/14/29 144A	172,300
108,000	Oxford Finance Funding LLC, Series 2019-1A, Class A2, 4.46%, due 02/15/27 144A	110,984
750,000	OZLM Funding IV CLO, Ltd., Series 2013-4A, Class A1R, 3.84% (3 mo. USD LIBOR plus 1.250%), due 10/22/30† 144A	748,125
750,000	OZLM IX CLO, Ltd., Series 2014-9A, Class A1AR, 3.87% (1 mo. USD LIBOR plus 1.280%), due 10/20/31† 144A	748,205
250,000	OZLM XI CLO, Ltd., Series 2015-11A, Class A1R, 3.83% (1 mo. USD LIBOR plus 1.250%), due 10/30/30† 144A	250,058
750,000	OZLM XV CLO, Ltd., Series 2016-15A, Class A1, 4.08% (3 mo. USD LIBOR plus 1.490%), due 01/20/29† 144A	750,225
1,000,000	Palmer Square CLO Ltd., Series 2015-1A, Class A1R2, 3.74% (3 mo. USD LIBOR plus 1.220%), due 05/21/29† 144A	1,000,994
750,000	Palmer Square CLO Ltd., Series 2018-2A, Class A1A, 3.70%, due 07/16/31◆◆ 144A	743,956
240,000	PFS Financing Corp., Series 2018-B, Class A, 2.89%, due 02/15/23 144A	242,267
650,000	Progress Residential Trust, Series 2019-SFR1, Class A, 3.42%, due 08/17/35 144A	667,442
9,215	Renaissance Home Equity Loan Trust, Series 2005-2, Class AF4, 4.93%, due 08/25/35††	9,514

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2019 (Unaudited)

Par Value ($)	Description	Value ($)

	Asset Backed Securities — continued
250,000	Romark CLO II, Ltd., Series 2018-2A, Class A1, 3.76%, due 07/25/31◆◆ 144A	248,162
500,000	Santander Drive Auto Receivables Trust, Series 2018-2, Class C, 3.35%, due 07/17/23	504,937
430,000	Santander Drive Auto Receivables Trust, Series 2018-3, Class C, 3.51%, due 08/15/23	435,706
500,000	Santander Drive Auto Receivables Trust, Series 2018-5, Class C, 3.81%, due 12/16/24	510,614
222,084	Saxon Asset Securities Trust, Series 2005-1, Class M1, 2.71% (1 mo. USD LIBOR plus 0.690%), due 05/25/35†	222,302
115,381	Sierra Timeshare Receivables Funding LLC, Series 2018-2A, Class A, 3.50%, due 06/20/35 144A	118,738
133,849	Sierra Timeshare Receivables Funding LLC, Series 2019-1A, Class A, 3.20%, due 01/20/36 144A	137,242
500,000	Silver Creek CLO, Ltd., Series 2014-1A, Class AR, 3.83% (3 mo. USD LIBOR plus 1.240%), due 07/20/30† 144A	498,066
99,930	SLM Private Credit Student Loan Trust, Series 2006-A, Class A5, 2.70% (3 mo. USD LIBOR plus 0.290%), due 06/15/39†	97,159
3,088,900	Small Business Administration Participation Certificates, Series 2013-20H, Class 1, 3.16%, due 08/01/33	3,183,552
1,776,502	Small Business Administration Participation Certificates, Series 2013-20L, Class 1, 3.38%, due 12/01/33	1,849,689
2,766,924	Small Business Administration Participation Certificates, Series 2014-20C, Class 1, 3.21%, due 03/01/34	2,886,104
1,121,421	Small Business Administration Participation Certificates, Series 2014-20D, Class 1, 3.11%, due 04/01/34	1,163,647
882,008	Small Business Administration Participation Certificates, Series 2014-20I, Class 1, 2.92%, due 09/01/34	906,864
2,723,000	Small Business Administration Participation Certificates, Series 2019-25F, Class 1, 2.77%, due 06/01/44	2,773,143
134,709	SMB Private Education Loan Trust, Series 2015-C, Class A2A, 2.75%, due 07/15/27 144A	135,497
387,000	SMB Private Education Loan Trust, Series 2019-B, Class A2A, 2.84%, due 06/15/37 144A	390,498
1,750,000	Sound Point CLO VII-R, Ltd., Series 2014-3RA, Class A1, 3.84% (1 mo. USD LIBOR plus 1.250%), due 10/23/31† 144A	1,746,514
500,000	Sound Point CLO XVI, Ltd., Series 2017-2A, Class A, 3.86% (3 mo. USD LIBOR plus 1.280%), due 07/25/30† 144A	499,526
3,231,250	STORE Master Funding I LLC, Series 2015-1A, Class A1, 3.75%, due 04/20/45 144A	3,292,697
656,869	STORE Master Funding LLC, Series 2014-1A, Class A2, 5.00%, due 04/20/44 144A	687,192
767,221	SunTrust Student Loan Trust, Series 2006-1A, Class A4, 2.77% (3 mo. USD LIBOR plus 0.190%), due 10/28/37† 144A	753,235
285,565	Taco Bell Funding LLC, Series 2018-1A, Class A2I, 4.32%, due 11/25/48 144A	296,571
750,000	Telos CLO, Series 2013-3A, Class AR, 3.89% (3 mo. USD LIBOR plus 1.300%), due 07/17/26† 144A	750,308
84,060	Textainer Marine Containers VII, Ltd., Series 2018-1A, Class A, 4.11%, due 07/20/43 144A	84,997

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2019 (Unaudited)

Par Value ($)	Description	Value ($)

	Asset Backed Securities — continued
250,000	TICP CLO VII, Ltd., Series 2017-7A, Class AS, 3.83% (3 mo. USD LIBOR plus 1.230%), due 07/15/29† 144A	250,180
115,000	Towd Point Mortgage Trust, Series 2015-1, Class A5, 3.96%, due 10/25/53◆◆ 144A	119,739
265,000	Towd Point Mortgage Trust, Series 2015-2, Class 1M2, 3.80%, due 11/25/60◆◆ 144A	272,849
690,284	Towd Point Mortgage Trust, Series 2017-4, Class A1, 2.75%, due 06/25/57◆◆ 144A	695,188
769,485	Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75%, due 10/25/57◆◆ 144A	775,896
740,779	Towd Point Mortgage Trust, Series 2018-1, Class A1, 3.00%, due 01/25/58◆◆ 144A	750,484
244,893	Towd Point Mortgage Trust, Series 2018-3, Class A1, 3.75%, due 05/25/58◆◆ 144A	255,459
368,537	Towd Point Mortgage Trust, Series 2018-4, Class A1, 3.00%, due 06/25/58◆◆ 144A	375,260
272,881	Towd Point Mortgage Trust, Series 2018-5, Class A1, 3.25%, due 07/25/58◆◆ 144A	279,655
195,591	Towd Point Mortgage Trust, Series 2019-1, Class A1, 3.75%, due 03/25/58◆◆ 144A	204,496
102,892	Towd Point Mortgage Trust, Series 2018-5, Class A1A, 3.25%, due 07/25/58◆◆ 144A	104,967
406,668	Towd Point Mortgage Trust, Series 2018-6, Class A1A, 3.75%, due 03/25/58◆◆ 144A	419,584
1,761,000	Toyota Auto Loan Extended Note Trust, Series 2019-1A, Class A, 2.56%, due 11/25/31 144A	1,783,879
300,000	Toyota Auto Receivables Owner Trust, Series 2017-C, Class A4, 1.98%, due 12/15/22	299,608
460,000	Toyota Auto Receivables Owner Trust, Series 2018-C, Class A3, 3.02%, due 12/15/22	467,686
500,000	Trinitas CLO VI, Ltd., Series 2017-6A, Class A, 3.90% (3 mo. USD LIBOR plus 1.320%), due 07/25/29† 144A	500,256
214,375	Triton Container Finance V LLC, Series 2018-1A, Class A, 3.95%, due 03/20/43 144A	219,656
182,533	Vantage Data Centers Issuer LLC, Series 2018-1A, Class A2, 4.07%, due 02/16/43 144A	187,740
500,000	Venture XIX CLO, Ltd., Series 2014-19A, Class ARR, 3.86%, due 01/15/32◆◆ 144A	499,676
3,462,000	Verizon Owner Trust, Series 2019-B, Class A1A, 2.33%, due 12/20/23	3,474,457
199,571	VSE VOI Mortgage LLC, Series 2017-A, Class A, 2.33%, due 03/20/35 144A	199,313
54,991	Wachovia Student Loan Trust, Series 2006-1, Class B, 2.82% (3 mo. USD LIBOR plus 0.240%), due 04/25/40† 144A	51,708
500,000	Wellfleet CLO, Ltd., Series 2018-3A, Class A1A, 4.07% (1 mo. USD LIBOR plus 1.250%), due 01/20/32† 144A	497,769
579,000	Wendy’s Funding LLC, Series 2019-1A, Class A2I, 3.78%, due 06/15/49 144A	584,853
138,143	Westgate Resorts LLC, Series 2017-1A, Class A, 3.05%, due 12/20/30 144A	138,311
153,000	Westlake Automobile Receivables Trust, Series 2019-1A, Class C, 3.45%, due 03/15/24 144A	155,328
1,442,000	World Omni Auto Receivables Trust, Series 2019-B, Class A3, 2.59%, due 07/15/24	1,458,526

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2019 (Unaudited)

Par Value ($)	Description	Value ($)

	Asset Backed Securities — continued
317,000	World Omni Automobile Lease Securitization Trust, Series 2018-B, Class A3, 3.19%, due 12/15/21	322,218
250,000	Zais CLO 6, Ltd., Series 2017-1A, Class A1, 3.97% (3 mo. USD LIBOR plus 1.370%), due 07/15/29† 144A	250,153

		91,283,333

	Corporate Debt — 32.7%
310,000	3M Co. (MTN), 3.25%, due 02/14/24	324,063
300,000	AbbVie, Inc., 3.60%, due 05/14/25	310,205
500,000	AbbVie, Inc., 4.50%, due 05/14/35	516,627
132,840	ABY Transmision Sur SA, 6.88%, due 04/30/43 144A	151,438
235,000	Activision Blizzard, Inc., 3.40%, due 09/15/26‡	238,540
111,000	Advanced Micro Devices, Inc., 7.00%, due 07/01/24‡	115,312
330,000	AECOM, 5.13%, due 03/15/27	344,850
400,000	AEP Texas, Inc., 3.80%, due 10/01/47	405,654
260,000	AEP Transmission Co. LLC, 3.80%, due 06/15/49	269,092
285,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.63%, due 10/30/20	292,301
200,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 5.00%, due 10/01/21	209,834
370,000	Aetna, Inc., 4.75%, due 03/15/44	377,743
310,000	Ahern Rentals, Inc., 7.38%, due 05/15/23 144A	276,675
780,008	Air Canada Pass Through Trust, Series 2015-1, Class A, 3.60%, due 09/15/28 144A	805,475
194,967	Air Canada Pass Through Trust, Series 2017-1, Class B, 3.70%, due 07/15/27 144A	194,655
130,570	Air Canada Pass Through Trust, Series 2013-1, Class A, 4.13%, due 11/15/26 144A	137,562
705,000	Air Lease Corp., 3.25%, due 03/01/25	709,865
117,000	Aircastle, Ltd., 4.40%, due 09/25/23	121,596
199,000	Aircastle, Ltd., 5.50%, due 02/15/22	211,010
200,000	Alimentation Couche-Tard, Inc., 2.70%, due 07/26/22 144A	200,468
640,000	Allergan Funding SCS, 4.55%, due 03/15/35	647,219
55,000	Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.63%, due 07/15/26 144A	55,963
415,000	Ally Financial, Inc., 5.13%, due 09/30/24	449,237
130,000	Altice Financing SA, 6.63%, due 02/15/23 144A	133,575
525,000	Amazon.com, Inc., 3.15%, due 08/22/27‡	552,345
284,000	Amazon.com, Inc., 4.05%, due 08/22/47	322,937
340,000	AMC Networks, Inc., 5.00%, due 04/01/24‡	350,625
303,451	American Airlines Pass Through Trust, Series 2015-1, Class A, 3.38%, due 11/01/28	309,308
141,882	American Airlines Pass Through Trust, Series 2017-2, Class A, 3.60%, due 04/15/31	142,372
226,800	American Airlines Pass Through Trust, Series 2017-1, Class AA, 3.65%, due 02/15/29	235,797
121,457	American Airlines Pass Through Trust, Series 2015-1, Class B, 3.70%, due 11/01/24	122,253

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2019 (Unaudited)

Par Value ($)	Description	Value ($)

	Corporate Debt — continued
124,200	American Airlines Pass Through Trust, Series 2017-1, Class A, 4.00%, due 08/15/30	129,364
249,212	American Airlines Pass Through Trust, Series 2016-1, Class A, 4.10%, due 07/15/29	262,962
2,665,900	American Airlines Pass Through Trust, Series 2013-2, Class A, 4.95%, due 07/15/24	2,798,261
48,337	American Airlines Pass Through Trust, Series 2001-1, Class A, 6.98%, due 11/23/22	49,334
390,000	American Express Co., 2.50%, due 08/01/22	392,622
982,000	American Express Co., 3.70%, due 08/03/23	1,031,506
280,000	American Homes 4 Rent, LP REIT, 4.25%, due 02/15/28	290,428
1,400,000	American International Group, Inc., 4.88%, due 06/01/22	1,501,423
421,000	American Tower Corp. REIT, 3.55%, due 07/15/27	429,504
205,000	American Tower Corp. REIT, 4.70%, due 03/15/22	216,890
1,160,000	American Water Capital Corp., 3.45%, due 06/01/29	1,207,110
190,000	AmeriGas Partners, LP/AmeriGas Finance Corp., 5.50%, due 05/20/25	200,925
4,000,000	Anadarko Petroleum Corp., 6.24%, due 10/10/36‡‡	1,896,181
613,000	Andeavor Logistics, LP, 6.88%◆ †††††	611,795
86,000	Andeavor Logistics, LP/Tesoro Logistics Finance Corp., 4.25%, due 12/01/27	91,000
180,000	Andeavor Logistics, LP/Tesoro Logistics Finance Corp., 5.25%, due 01/15/25	190,534
145,000	Andeavor Logistics, LP/Tesoro Logistics Finance Corp., 6.38%, due 05/01/24	152,431
150,000	Anglo American Capital Plc, 4.75%, due 04/10/27 144A	159,019
1,295,000	Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.90%, due 02/01/46	1,444,099
260,000	Anheuser-Busch InBev Worldwide, Inc., 4.60%, due 04/15/48	278,741
205,000	Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.38%, due 09/15/24	204,744
200,000	Antero Resources Corp., 5.00%, due 03/01/25‡	185,500
150,000	Antero Resources Corp., 5.38%, due 11/01/21	148,688
5,000	Anthem, Inc., 5.10%, due 01/15/44	5,757
225,000	Aquarion Co., 4.00%, due 08/15/24 144A	235,533
295,000	Aquarius & Investments Plc for Swiss Reinsurance Co., Ltd., Reg S, 6.38% (USD 5 year swap rate plus 5.210%), due 09/01/24† ‡‡‡	296,949
233,000	Archrock Partners, LP/Archrock Partners Finance Corp., 6.00%, due 10/01/22	237,077
265,000	Arconic, Inc., 5.13%, due 10/01/24	280,048
175,000	Ardagh Packaging Finance Plc/Ardagh Holdings USA, Inc., 6.00%, due 02/15/25‡ 144A	181,781
239,000	Ares Capital Corp., 3.63%, due 01/19/22	241,597
140,000	Ashtead Capital, Inc., 4.38%, due 08/15/27 144A	140,875
140,000	ASP AMC Merger Sub, Inc., 8.00%, due 05/15/25 144A	84,350
150,000	AT&T, Inc., 2.63%, due 12/01/22‡	151,120
2,000,000	AT&T, Inc., 2.74%, due 11/27/22‡‡ 144A	1,827,728
1,074,000	AT&T, Inc., 3.40%, due 05/15/25	1,104,979
700,000	AT&T, Inc., 3.62%, due 06/12/24◆◆	709,299
461,000	AT&T, Inc., 3.80%, due 02/15/27	480,521
25,000	AT&T, Inc., 4.30%, due 02/15/30	26,782
356,000	AT&T, Inc., 4.35%, due 03/01/29	383,768
10,000	AT&T, Inc., 4.45%, due 05/15/21	10,383
1,055,000	AT&T, Inc., 4.85%, due 03/01/39	1,134,341

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2019 (Unaudited)

Par Value ($)	Description	Value ($)

	Corporate Debt — continued
110,000	AT&T, Inc., 5.25%, due 03/01/37	123,633
130,000	Australia & New Zealand Banking Group, Ltd., 6.75% (USISDA05 plus 5.168%)† ††††† 144A	143,599
192,000	Avolon Holdings Funding, Ltd., 5.13%, due 10/01/23 144A	203,712
139,000	AXA SA, 8.60%, due 12/15/30	197,853
160,000	Azul Investments LLP, 5.88%, due 10/26/24 144A	158,200
942,000	BAE Systems Finance, Inc., 7.50%, due 07/01/27 144A	1,196,163
200,000	Banco Santander SA, 3.85%, due 04/12/23	207,762
100,000	Banco Santander SA, 4.38%, due 04/12/28‡	106,515
137,000	Banff Merger Sub, Inc., 9.75%, due 09/01/26 144A	119,533
470,000	Bank of America Corp., 3.50%, due 04/19/26	492,592
160,000	Bank of America Corp., 5.13% (3 mo. USD LIBOR plus 3.292%)† †††††	161,200
420,000	Bank of America Corp., 5.80% (3 mo. USD LIBOR plus 3.387%)† ††††† ‡	419,362
470,000	Bank of America Corp., Series DD, 6.30% (3 mo. USD LIBOR plus 4.553%)† ††††† ‡	525,063
755,000	Bank of America Corp., (MTN), 3.59% (3 mo. USD LIBOR plus 1.370%), due 07/21/28†	787,834
1,535,000	Bank of America Corp., (MTN), 3.82% (3 mo. USD LIBOR plus 1.575%), due 01/20/28†	1,626,152
342,000	Bank of America Corp., (MTN), Series L, 3.95%, due 04/21/25	358,863
500,000	Bank of America Corp., (MTN), 4.13%, due 01/22/24	535,122
135,000	Bank of America Corp., (MTN), 4.20%, due 08/26/24	143,602
210,000	Bank of America Corp., (MTN), 4.27% (1 mo. USD LIBOR plus 1.310%), due 07/23/29†	229,543
713,000	Bank of America Corp., (MTN), 4.33%, due 03/15/50◆	796,060
1,197,000	Bank of America Corp., (MTN), 4.45%, due 03/03/26	1,292,183
200,000	Bank of Montreal (MTN), 2.90%, due 03/26/22	203,139
575,000	Barclays Plc, 3.68%, due 01/10/23	582,824
190,000	Barclays Plc, 4.38%, due 01/12/26	197,044
400,000	Barclays Plc, 4.97%, due 05/16/29◆ ‡	426,971
190,000	Barclays Plc, 7.75% (1 mo. USD LIBOR plus 4.842%)† †††††	194,886
770,000	BAT Capital Corp., 3.22%, due 08/15/24	775,603
305,000	Bausch Health Cos., Inc., 6.13%, due 04/15/25 144A	312,235
255,000	Bayer US Finance II LLC, 2.98%, due 06/25/21◆◆ 144A	253,373
335,000	Bayer US Finance II LLC, 3.50%, due 06/25/21 144A	339,961
85,000	Berkshire Hathaway Energy Co., 5.95%, due 05/15/37	109,858
1,312,000	Berkshire Hathaway Energy Co., 6.13%, due 04/01/36	1,757,762
105,000	BHP Billiton Finance USA, Ltd., 6.25% (USD 5 year swap rate plus 4.971%), due 10/19/75† 144A	109,491
1,099,000	Blackstone Holdings Finance Co. LLC, 4.75%, due 02/15/23 144A	1,183,651
110,000	BMW US Capital LLC, 3.01%, due 04/12/21◆◆ 144A	110,132
145,000	BMW US Capital LLC, 3.10%, due 04/12/21 144A	146,745
510,000	BNP Paribas SA, 3.38%, due 01/09/25 144A	519,274
595,000	Boeing Co. (The), 3.10%, due 05/01/26	612,827
1,835,000	Boston Properties, LP REIT, 5.63%, due 11/15/20	1,905,729
250,000	BPCE SA, 4.50%, due 03/15/25 144A	263,677
315,000	BPCE SA, 5.70%, due 10/22/23 144A	344,966
190,000	Braskem Netherlands Finance BV, 4.50%, due 01/10/28 144A	192,897
455,000	Brighthouse Financial, Inc., 3.70%, due 06/22/27	432,702

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2019 (Unaudited)

Par Value ($)	Description	Value ($)

	Corporate Debt — continued
585,000	Bristol-Myers Squibb Co., 2.90%, due 07/26/24 144A	599,117
55,000	Bristol-Myers Squibb Co., 4.13%, due 06/15/39 144A	59,422
360,000	Bristol-Myers Squibb Co., 4.25%, due 10/26/49 144A	398,536
97,278	British Airways Pass Through Trust, Series 2018-1, Class A, 4.13%, due 03/20/33 144A	101,738
345,000	Broadcom Corp./Broadcom Cayman Finance, Ltd., 3.88%, due 01/15/27	338,383
585,000	Broadcom, Inc., 3.63%, due 10/15/24 144A	588,323
140,000	C&W Senior Financing DAC, 6.88%, due 09/15/27 144A	145,264
130,000	Cablevision Systems Corp., 5.88%, due 09/15/22	136,825
485,000	Canadian Imperial Bank of Commerce, 2.70%, due 02/02/21	488,872
859,000	Canadian Pacific Railway Co., 6.13%, due 09/15/15#	1,178,616
330,000	Cantor Fitzgerald, LP, 4.88%, due 05/01/24 144A	340,607
958,000	Capital One Financial Corp., 3.20%, due 01/30/23	982,846
1,095,000	Capital One Financial Corp., 3.30%, due 10/30/24	1,123,982
410,000	Capital One Financial Corp., 3.45%, due 04/30/21	417,575
200,000	Capital One Financial Corp., 3.50%, due 06/15/23	207,793
155,000	Capital One Financial Corp., 3.90%, due 01/29/24	163,007
55,000	Catalent Pharma Solutions, Inc., 5.00%, due 07/15/27 144A	56,100
82,000	CBS Corp., 3.38%, due 03/01/22	83,932
1,180,000	CBS Corp., 3.70%, due 08/15/24	1,222,361
115,000	CCM Merger, Inc., 6.00%, due 03/15/22 144A	118,163
210,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.38%, due 06/01/29 144A	217,350
715,000	Celgene Corp., 2.25%, due 08/15/21	712,891
218,000	Celgene Corp., 3.25%, due 02/20/23‡	223,617
130,000	Cemex SAB de CV, 6.13%, due 05/05/25 144A	136,338
258,000	Cengage Learning, Inc., 9.50%, due 06/15/24‡ 144A	247,035
250,000	Cenovus Energy, Inc., 5.40%, due 06/15/47‡	271,726
218,000	Centene Corp., 5.38%, due 06/01/26 144A	229,717
125,000	CenterPoint Energy, Inc., 2.50%, due 09/01/22	125,214
454,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.20%, due 03/15/28	472,022
5,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.46%, due 07/23/22	5,256
270,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 5.38%, due 05/01/47	285,359
531,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 5.75%, due 04/01/48	588,198
1,846,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 6.38%, due 10/23/35	2,171,015
744,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 6.48%, due 10/23/45	877,905
342,000	Chemours Co. (The), 6.63%, due 05/15/23‡	355,037
439,000	Cheniere Corpus Christi Holdings LLC, 5.13%, due 06/30/27	477,961
101,000	Chesapeake Energy Corp., 7.50%, due 10/01/26‡	90,395
520,000	Cigna Corp., 4.90%, due 12/15/48‡ 144A	566,277
185,000	Cimarex Energy Co., 4.38%, due 06/01/24	196,069
315,000	Cincinnati Bell, Inc., 7.00%, due 07/15/24‡ 144A	279,562
415,000	Citigroup, Inc., 2.35%, due 08/02/21	414,872
2,447,000	Citigroup, Inc., 3.40%, due 05/01/26	2,534,932

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2019 (Unaudited)

Par Value ($)	Description	Value ($)

	Corporate Debt — continued
310,000	Citigroup, Inc., 3.67% (3 mo. USD LIBOR plus 1.390%), due 07/24/28†	323,779
1,585,000	Citigroup, Inc., 3.89% (3 mo. USD LIBOR plus 1.563%), due 01/10/28†	1,678,192
180,000	Citigroup, Inc., 4.40%, due 06/10/25	192,260
509,000	Citigroup, Inc., 4.60%, due 03/09/26	551,163
150,000	Citigroup, Inc., 5.50%, due 09/13/25	170,035
130,000	Citigroup, Inc., 5.90% (3 mo. USD LIBOR plus 4.230%)† ††††† ‡	134,830
230,000	Citigroup, Inc., 5.95% (3 mo. USD LIBOR plus 4.068%)† †††††	238,748
550,000	Citigroup, Inc., 5.95% (3 mo. USD LIBOR plus 4.095%)† ††††† ‡	565,694
120,000	Citigroup, Inc., 6.13% (3 mo. USD LIBOR plus 4.478%)† †††††	123,342
360,000	Citigroup, Inc., Series T, 6.25% (3 mo. USD LIBOR plus 4.517%)† ††††† ‡	395,692
45,000	Clean Harbors, Inc., 4.88%, due 07/15/27†††† 144A	45,848
230,000	Clear Channel Worldwide Holdings, Inc., Series B, 6.50%, due 11/15/22	235,462
208,000	Clearway Energy Operating LLC, 5.38%, due 08/15/24	212,680
1,024,000	Cleveland Clinic Foundation (The), 4.86%, due 01/01/14#	1,242,738
535,000	CNAC HK Finbridge Co., Ltd., Reg S, 3.50%, due 07/19/22‡‡‡	538,703
261,000	CNO Financial Group, Inc., 5.25%, due 05/30/25‡	282,043
105,000	CNO Financial Group, Inc., 5.25%, due 05/30/29	113,925
153,000	Colorado Interstate Gas Co. LLC/Colorado Interstate Issuing Corp., 4.15%, due 08/15/26 144A	158,311
130,000	Columbia Pipeline Group, Inc., 4.50%, due 06/01/25	140,012
1,400,000	Comcast Cable Communications Holdings, Inc., 9.46%, due 11/15/22	1,725,542
5,000	Comcast Corp., 3.97%, due 11/01/47	5,245
20,000	Comcast Corp., 6.50%, due 11/15/35	27,138
54,000	Commercial Metals Co., 5.38%, due 07/15/27	53,865
350,000	Commonwealth Edison Co., 4.00%, due 03/01/48‡	380,344
315,000	CommScope, Inc., 8.25%, due 03/01/27‡ 144A	322,434
130,000	Comunicaciones Celulares SA Via Comcel Trust, 6.88%, due 02/06/24 144A	134,794
862,000	Conagra Brands, Inc., 3.80%, due 10/22/21	886,308
45,000	Concho Resources, Inc., 4.88%, due 10/01/47	50,442
330,000	Consolidated Edison Co. of New York, Inc., 4.13%, due 05/15/49	356,295
65,000	Consolidated Edison Co. of New York, Inc., 4.30%, due 12/01/56	70,057
240,000	Constellation Brands, Inc., 3.20%, due 02/15/23	245,537
1,026,404	Continental Airlines Pass Through Trust, Series 2007-1, Class A, 5.98%, due 10/19/23	1,089,784
700,000	Continental Resources, Inc., 4.50%, due 04/15/23	736,078
433,000	Continental Resources, Inc., 5.00%, due 09/15/22	437,002
1,185,000	Cooperatieve Rabobank UA, 3.88%, due 09/26/23 144A	1,250,877
595,000	Corp. Andina de Fomento, 2.13%, due 09/27/21	590,537
55,000	Corp. Andina de Fomento, 2.75%, due 01/06/23	55,430
1,526,000	Cox Communications, Inc., 3.35%, due 09/15/26 144A	1,542,231
118,000	Credit Acceptance Corp., 6.13%, due 02/15/21‡	118,221
250,000	Credit Agricole SA, 3.75%, due 04/24/23 144A	259,664
175,000	Credit Agricole SA, 7.88% (USD 5 year swap rate plus 4.898%)† ††††† 144A	193,142
275,000	Credit Suisse Group AG, 7.50% (1 mo. USD LIBOR plus 4.600%)† ††††† 144A	293,916
500,000	Credit Suisse Group Funding Guernsey, Ltd., 3.45%, due 04/16/21	507,992
125,000	Credito Real SAB de CV SOFOM ER, 9.13% (10 year CMT plus 7.026%)† ††††† 144A	126,970
230,000	Crown Castle Holdings GS V LLC/Crown Castle GS III Corp. REIT, 3.85%, due 04/15/23	240,460

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2019 (Unaudited)

Par Value ($)	Description	Value ($)

	Corporate Debt — continued
125,000	CSC Holdings LLC, 7.50%, due 04/01/28‡ 144A	137,850
311,000	CSI Compressco, LP/CSI Compressco Finance, Inc., 7.25%, due 08/15/22‡	280,677
239,000	CSI Compressco, LP/CSI Compressco Finance, Inc., 7.50%, due 04/01/25 144A	235,714
1,160,000	CVS Health Corp., 2.75%, due 12/01/22	1,164,556
604,000	CVS Health Corp., 3.35%, due 03/09/21	612,591
50,000	CVS Health Corp., 4.78%, due 03/25/38	52,242
199,000	CVS Health Corp., 5.05%, due 03/25/48	212,285
130,000	CVS Health Corp., 5.13%, due 07/20/45	138,846
745,181	CVS Pass-Through Trust, 6.94%, due 01/10/30	877,341
1,928,306	CVS Pass-Through Trust, 7.51%, due 01/10/32 144A	2,330,317
160,000	Cydsa SAB DE CV, 6.25%, due 10/04/27 144A	160,562
361,000	Daimler Finance North America LLC, 3.75%, due 11/05/21 144A	370,330
187,000	Danske Bank AS, 5.00%, due 01/12/22 144A	195,683
355,000	DaVita, Inc., 5.00%, due 05/01/25‡	351,805
70,000	DCP Midstream Operating, LP, 5.13%, due 05/15/29	72,013
578,000	DCP Midstream Operating, LP, 5.35%, due 03/15/20 144A	587,392
380,000	DCP Midstream Operating, LP, 5.85% (3 mo. USD LIBOR plus 3.850%), due 05/21/43† 144A	358,150
371,000	DCP Midstream, LP, Series A, 7.38% (1 mo. USD LIBOR plus 5.148%)† †††††	365,071
392,000	Dell International LLC/EMC Corp., 4.90%, due 10/01/26‡ 144A	409,325
399,000	Dell International LLC/EMC Corp., 5.30%, due 10/01/29 144A	420,826
530,000	Dell International LLC/EMC Corp., 6.02%, due 06/15/26 144A	585,141
514,000	Dell International LLC/EMC Corp., Reg S, 8.35%, due 07/15/46 144A	649,754
812,597	Delta Air Lines Pass Through Trust, Series 2007-1, Class A, 6.82%, due 02/10/24	895,320
380,000	Delta Air Lines, Inc., 3.63%, due 03/15/22	386,726
268,000	Delta Air Lines, Inc., 3.80%, due 04/19/23	275,361
315,000	Delta Air Lines, Inc., 4.38%, due 04/19/28	321,677
300,000	Deutsche Bank AG, 5.00%, due 02/14/22	309,362
375,000	Deutsche Bank AG, (MTN), 3.38%, due 05/12/21‡	373,527
132,000	Diamondback Energy, Inc., 4.75%, due 11/01/24 144A	136,290
1,522,000	Digital Realty Trust, LP REIT, 3.70%, due 08/15/27	1,565,678
362,000	Discover Financial Services, 3.95%, due 11/06/24‡	381,064
70,000	Discover Financial Services, 4.10%, due 02/09/27	72,979
600,000	Discovery Communications LLC, 2.80%, due 06/15/20	601,296
245,000	Dollar Tree, Inc., 3.29%, due 04/17/20◆◆	245,030
560,000	Dollar Tree, Inc., 4.20%, due 05/15/28‡	580,448
854,000	Dominion Energy, Inc., 2.72%, due 08/15/21††	856,353
115,000	Dominion Energy, Inc., 2.85%, due 08/15/26	114,074
325,000	DTE Electric Co., 4.05%, due 05/15/48	360,059
1,839,000	Duke Energy Corp., 3.55%, due 09/15/21	1,880,568
740,000	Duke Energy Corp., 3.75%, due 04/15/24	781,165
420,000	Duke Energy Florida LLC, 3.40%, due 10/01/46	410,749
195,000	Duke Energy Progress LLC, 3.70%, due 10/15/46	198,405
190,000	El Paso Natural Gas Co. LLC, 8.38%, due 06/15/32	255,474
95,000	Eldorado Resorts, Inc., 6.00%, due 09/15/26	104,263
80,000	Eldorado Resorts, Inc., 7.00%, due 08/01/23	83,800
360,000	Electricite de France SA, 5.25% (USD 10 year swap rate plus 3.709%)† ††††† 144A	367,457

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2019 (Unaudited)

Par Value ($)	Description	Value ($)

	Corporate Debt — continued
102,000	Embraer Netherlands Finance BV, 5.05%, due 06/15/25	110,352
250,000	Embraer Overseas, Ltd., 5.70%, due 09/16/23‡ 144A	275,002
308,000	Emera US Finance, LP, 3.55%, due 06/15/26‡	314,974
279,000	Enable Midstream Partners, LP, 3.90%, due 05/15/24	282,908
360,000	Enable Midstream Partners, LP, 4.95%, due 05/15/28	377,710
335,000	Enbridge Energy Partners, LP, 4.38%, due 10/15/20	342,709
285,000	Enbridge, Inc., 5.50% (3 mo. USD LIBOR plus 3.418%), due 07/15/77†	276,017
247,000	Enbridge, Inc., 6.25% (1 mo. USD LIBOR plus 3.641%), due 03/01/78†	250,330
265,000	Encana Corp., 6.50%, due 08/15/34‡	325,717
70,000	Energy Transfer Operating, LP, 4.20%, due 04/15/27‡	72,808
358,000	Energy Transfer Operating, LP, 4.25%, due 03/15/23	374,022
270,000	Energy Transfer Operating, LP, 4.95%, due 06/15/28	295,449
240,000	Energy Transfer Operating, LP, 5.15%, due 03/15/45	244,424
970,000	Energy Transfer Operating, LP, 5.50%, due 06/01/27	1,086,008
109,000	Energy Transfer Operating, LP, 5.88%, due 01/15/24	121,428
300,000	Energy Transfer Operating, LP, 6.00%, due 06/15/48	342,924
340,000	Energy Transfer Operating, LP, 6.25%, due 04/15/49	403,407
227,000	Enova International, Inc., 8.50%, due 09/15/25 144A	215,082
440,000	Enterprise Products Operating LLC, 5.25% (1 mo. USD LIBOR plus 3.033%), due 08/16/77†	421,111
45,000	Equifax, Inc., 7.00%, due 07/01/37	53,729
179,000	Equinix, Inc. REIT, 5.38%, due 05/15/27	192,330
2,045,000	Escrow GCB General Motors, 8.38%, due 07/15/49* ***** ^	—
769,000	Exelon Corp., 5.10%, due 06/15/45	886,744
912,000	Exelon Generation Co. LLC, 4.25%, due 06/15/22	955,247
300,000	Exelon Generation Co. LLC, 5.20%, due 10/01/19	301,838
520,000	Expedia Group, Inc., 3.80%, due 02/15/28	529,775
420,000	Expedia Group, Inc., 5.00%, due 02/15/26	457,830
1,790,000	Express Scripts Holding Co., 3.40%, due 03/01/27	1,816,903
770,000	FedEx Corp., 4.05%, due 02/15/48	741,564
1,360,000	Ferguson Finance Plc, 4.50%, due 10/24/28 144A	1,422,005
157,000	Fifth Third Bancorp, 5.10% (3 mo. USD LIBOR plus 3.033%)† †††††	155,669
200,000	First Quantum Minerals, Ltd., 6.88%, due 03/01/26 144A	186,250
245,000	FirstEnergy Corp., Series C, 7.38%, due 11/15/31	335,210
259,000	Fiserv, Inc., 2.75%, due 07/01/24	261,607
380,000	Fiserv, Inc., 3.20%, due 07/01/26	388,458
200,000	FLIR Systems, Inc., 3.13%, due 06/15/21	202,019
200,000	Ford Motor Credit Co. LLC, 3.34%, due 03/18/21	201,093
495,000	Ford Motor Credit Co. LLC, 3.81%, due 10/12/21	502,615
495,000	Ford Motor Credit Co. LLC, 5.88%, due 08/02/21	522,126
160,000	Freedom Mortgage Corp., 8.13%, due 11/15/24‡ 144A	136,800
72,000	Freedom Mortgage Corp., 8.25%, due 04/15/25 144A	62,280
113,000	GCI LLC, 6.63%, due 06/15/24 144A	118,684
186,000	GCI LLC, 6.88%, due 04/15/25‡	194,835
1,355,000	GE Capital International Funding Co. Unlimited Co., 2.34%, due 11/15/20	1,349,009
563,000	GE Capital International Funding Co. Unlimited Co., 4.42%, due 11/15/35	558,166
80,000	General Electric Co., (MTN), 4.38%, due 09/16/20	81,649
375,000	General Electric Co., (MTN), 5.55%, due 01/05/26	419,120
305,000	General Motors Co., 4.00%, due 04/01/25	310,759

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2019 (Unaudited)

Par Value ($)	Description	Value ($)

	Corporate Debt — continued
435,000	General Motors Co., 4.88%, due 10/02/23	461,629
160,000	General Motors Financial Co., Inc., 3.44% (3 mo. USD LIBOR plus 0.850%), due 04/09/21†	159,980
1,045,000	General Motors Financial Co., Inc., 3.50%, due 07/10/19	1,045,216
366,000	General Motors Financial Co., Inc., 3.55%, due 04/09/21	371,453
346,000	General Motors Financial Co., Inc., 4.00%, due 01/15/25	351,442
1,485,000	General Motors Financial Co., Inc., 4.15%, due 06/19/23	1,530,583
304,000	General Motors Financial Co., Inc., 4.30%, due 07/13/25	313,603
44,000	GEO Group (The), Inc. REIT, 6.00%, due 04/15/26	38,487
361,000	GlaxoSmithKline Capital Plc, 3.00%, due 06/01/24	372,389
424,000	GLP Capital, LP/GLP Financing II, Inc. REIT, 5.38%, due 04/15/26	459,595
161,000	Gogo Intermediate Holdings LLC/Gogo Finance Co., Inc., 9.88%, due 05/01/24‡ 144A	166,031
919,000	Goldman Sachs Group (The), Inc., 2.63%, due 04/25/21	922,420
140,000	Goldman Sachs Group (The), Inc., 3.50%, due 01/23/25	144,937
85,000	Goldman Sachs Group (The), Inc., 3.75%, due 02/25/26	88,795
320,000	Goldman Sachs Group (The), Inc., 3.81%, due 04/23/29◆	334,728
962,000	Goldman Sachs Group (The), Inc., 3.85%, due 01/26/27	1,006,265
125,000	Goldman Sachs Group (The), Inc., 5.30% (3 mo. USD LIBOR plus 3.834%)† †††††	130,581
465,000	Goldman Sachs Group (The), Inc., 5.38% (3 mo. USD LIBOR plus 3.922%)† †††††	465,681
1,850,000	Goldman Sachs Group (The), Inc., 5.75%, due 01/24/22	2,000,169
175,000	Greenko Dutch BV, 4.88%, due 07/24/22 144A	175,325
20,000	GrubHub Holdings, Inc., 5.50%, due 07/01/27 144A	20,577
84,000	H&E Equipment Services, Inc., 5.63%, due 09/01/25‡	86,709
73,000	Harsco Corp., 5.75%, due 07/31/27 144A	76,202
123,000	HCA, Inc., 4.13%, due 06/15/29	126,694
230,000	HCA, Inc., 5.25%, due 04/15/25	255,151
227,000	HCA, Inc., 5.25%, due 06/15/26	251,683
150,000	HCA, Inc., 5.38%, due 02/01/25‡	162,281
190,000	HCA, Inc., 7.50%, due 02/15/22	209,950
1,320,000	HCP, Inc. REIT, 4.25%, due 11/15/23	1,402,860
45,000	Hewlett Packard Enterprise Co., 2.10%, due 10/04/19 144A	44,940
85,000	Hilton Domestic Operating Co., Inc., 5.13%, due 05/01/26	88,931
97,000	Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., 6.13%, due 12/01/24	104,033
440,000	HSBC Holdings Plc, 3.12%, due 05/18/21◆◆	440,418
405,000	HSBC Holdings Plc, 3.95% (1 mo. USD LIBOR plus 0.987%), due 05/18/24† ‡	423,944
260,000	HSBC Holdings Plc, 6.88% (USISDA05 plus 5.514%)† ††††† ‡	274,391
297,000	Huntington Ingalls Industries, Inc., 5.00%, due 11/15/25‡ 144A	308,137
224,000	Husky Energy, Inc., 3.95%, due 04/15/22‡	231,951
332,000	IHS Markit, Ltd., 4.00%, due 03/01/26 144A	343,454
125,000	IHS Markit, Ltd., 4.75%, due 02/15/25 144A	134,388
165,000	IHS Markit, Ltd., 4.75%, due 08/01/28	180,456
110,000	IHS Markit, Ltd., 5.00%, due 11/01/22 144A	117,095
220,000	ING Bank NV, 5.80%, due 09/25/23 144A	243,527
215,000	ING Groep NV, 3.55%, due 04/09/24‡	222,561
200,000	Instituto Costarricense de Electricidad, 6.38%, due 05/15/43 144A	168,002

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2019 (Unaudited)

Par Value ($)	Description	Value ($)

	Corporate Debt — continued
765,000	International Business Machines Corp., 2.85%, due 05/13/22	778,338
170,000	International Game Technology Plc, 6.50%, due 02/15/25 144A	186,575
100,000	IQVIA, Inc., 4.88%, due 05/15/23 144A	102,750
200,000	Israel Electric Corp., Ltd., 6.88%, due 06/21/23 144A	227,296
182,000	Jacobs Entertainment, Inc., 7.88%, due 02/01/24 144A	194,740
52,000	JB Poindexter & Co., Inc., 7.13%, due 04/15/26 144A	53,300
245,000	Jefferies Financial Group, Inc, 5.50%, due 10/18/23	264,474
500,000	Jefferies Group LLC, 5.13%, due 01/20/23‡	535,882
300,000	Jefferies Group LLC/Jefferies Group Capital Finance, Inc., 4.15%, due 01/23/30	287,858
308,000	Jefferies Group LLC/Jefferies Group Capital Finance, Inc., 4.85%, due 01/15/27	318,072
500,000	JPMorgan Chase & Co., 2.40%, due 06/07/21	501,511
1,002,000	JPMorgan Chase & Co., 3.20%, due 01/25/23	1,028,913
359,000	JPMorgan Chase & Co., 3.20%, due 06/15/26	369,759
1,430,000	JPMorgan Chase & Co., 3.38%, due 05/01/23	1,471,277
560,000	JPMorgan Chase & Co., 3.51% (1 mo. USD LIBOR plus 0.610%), due 06/18/22†	572,445
1,200,000	JPMorgan Chase & Co., 3.78% (3 mo. USD LIBOR plus 1.337%), due 02/01/28†	1,273,140
625,000	JPMorgan Chase & Co., 3.96%, due 11/15/48◆	664,154
340,000	JPMorgan Chase & Co., 4.01%, due 04/23/29◆	367,054
1,200,000	JPMorgan Chase & Co., 4.20% (3 mo. USD LIBOR plus 1.260%), due 07/23/29†	1,313,080
90,000	JPMorgan Chase & Co., 4.35%, due 08/15/21	93,645
555,000	JPMorgan Chase & Co., 5.30% (3 mo. USD LIBOR plus 3.800%)† †††††	561,541
373,000	JPMorgan Chase & Co., Series S, 6.75% (3 mo. USD LIBOR plus 3.780%)† ††††† ‡	412,517
250,000	JPMorgan Chase Bank NA, 3.09%, due 04/26/21◆	251,443
200,000	KazMunayGas National Co. JSC, 4.75%, due 04/24/25 144A	213,538
449,000	Keurig Dr Pepper, Inc., 3.55%, due 05/25/21	458,828
160,000	Kinder Morgan Energy Partners, LP, 7.75%, due 03/15/32	216,166
160,000	Kinder Morgan Inc., 3.15%, due 01/15/23	162,869
1,240,000	KKR Group Finance Co. II LLC, 5.50%, due 02/01/43 144A	1,436,591
226,000	KLA-Tencor Corp., 4.10%, due 03/15/29‡	237,960
225,000	Klabin Finance SA, 4.88%, due 09/19/27 144A	229,781
360,000	Kraft Heinz Foods Co., 3.50%, due 06/06/22	369,715
205,000	Kraft Heinz Foods Co., 4.88%, due 02/15/25 144A	211,471
129,000	Kratos Defense & Security Solutions, Inc., 6.50%, due 11/30/25 144A	138,998
1,140,000	Kroger Co. (The), 4.00%, due 02/01/24	1,205,985
300,000	L Brands, Inc., 5.63%, due 10/15/23‡	312,597
47,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.25%, due 03/15/22 144A	48,058
88,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.25%, due 10/01/25 144A	88,440
286,000	Lam Research Corp., 3.75%, due 03/15/26	301,168
232,000	Lam Research Corp., 4.88%, due 03/15/49	255,869
110,000	Laureate Education, Inc., 8.25%, due 05/01/25 144A	120,725
201,000	Lazard Group LLC, 4.38%, due 03/11/29	212,598
215,000	Lear Corp., 5.25%, due 01/15/25	222,770
470,000	Lehman Brothers Holdings Capital Trust VII, (MTN), 5.86%***** ††† †††††	165

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2019 (Unaudited)

Par Value ($)	Description	Value ($)

	Corporate Debt — continued
890,000	Lehman Brothers Holdings, Inc., 6.50%, due 07/19/17***** †††	312
270,000	Lehman Brothers Holdings, Inc., (MTN), 6.75%, due 12/28/17***** †††	95
254,000	Liberty Mutual Group, Inc., 4.25%, due 06/15/23‡ 144A	268,699
2,033,000	Liberty Mutual Group, Inc., 4.57%, due 02/01/29 144A	2,236,514
324,000	Liberty Mutual Group, Inc., 7.80%, due 03/07/87 144A	408,757
105,000	Lions Gate Capital Holdings LLC, 5.88%, due 11/01/24 144A	108,150
145,000	Liquid Telecommunications Financing Plc, 8.50%, due 07/13/22 144A	145,494
800,000	Lloyds Bank Plc, 3.30%, due 05/07/21‡	812,783
585,000	Lloyds Banking Group Plc, 4.45%, due 05/08/25	623,323
265,000	Lloyds Banking Group Plc, 7.50% (USD 5 year swap rate plus 4.760%)† ††††† ‡	279,244
713,000	Lockheed Martin Corp., 4.70%, due 05/15/46	873,558
127,000	LSC Communications, Inc., 8.75%, due 10/15/23‡ 144A	121,285
140,000	M&T Bank Corp., Series F, 5.13% (3 mo. USD LIBOR plus 3.520%)† ††††† ‡	145,026
270,000	Macquarie Bank, Ltd., 4.88%, due 06/10/25 144A	288,787
1,484,000	Macquarie Group, Ltd., 4.15%, due 03/27/24◆ 144A	1,547,941
55,000	Magellan Midstream Partners, LP, 4.25%, due 09/15/46	56,808
200,000	Magellan Midstream Partners, LP, 5.15%, due 10/15/43	227,186
230,000	Martin Marietta Materials, Inc., 4.25%, due 07/02/24	244,314
328,000	Marvell Technology Group, Ltd., 4.88%, due 06/22/28‡	348,016
460,000	Massachusetts Institute of Technology, 4.68%, due 07/01/14#	582,549
145,000	McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance, 7.88%, due 05/15/24‡ 144A	134,850
321,000	MDC Partners, Inc., 6.50%, due 05/01/24‡ 144A	296,591
170,000	MEDNAX, Inc., 5.25%, due 12/01/23 144A	168,300
154,000	MEDNAX, Inc., 6.25%, due 01/15/27 144A	151,883
145,000	MetLife, Inc., 6.40%, due 12/15/66	166,023
185,000	Mexichem SAB de CV, 5.50%, due 01/15/48 144A	184,352
103,000	MGIC Investment Corp., 5.75%, due 08/15/23	112,141
190,000	Microchip Technology, Inc., 3.92%, due 06/01/21	193,499
618,000	Microchip Technology, Inc., 4.33%, due 06/01/23	644,988
350,000	Micron Technology, Inc., 4.98%, due 02/06/26‡	368,141
572,000	Micron Technology, Inc., 5.33%, due 02/06/29‡	606,946
295,000	Microsoft Corp., 4.00%, due 02/12/55	332,117
288,000	Microsoft Corp., 4.45%, due 11/03/45	345,863
585,000	Mitsubishi UFJ Financial Group, Inc., 3.22%, due 03/07/22	597,574
1,300,000	Moody’s Corp., 3.25%, due 06/07/21‡	1,318,798
1,883,000	Morgan Stanley, 3.13%, due 07/27/26	1,920,442
945,000	Morgan Stanley, 3.59% (3 mo. USD LIBOR plus 1.340%), due 07/22/28†	984,772
921,000	Morgan Stanley, 3.88%, due 04/29/24	976,793
325,000	Morgan Stanley, 5.45% (3 mo. USD LIBOR plus 3.610%)† †††††	324,594
1,320,000	Morgan Stanley, (MTN), 3.77%, due 01/24/29◆	1,385,981
230,000	Morgan Stanley, (MTN), 3.88%, due 01/27/26	244,692
1,000,000	Morgan Stanley, (MTN), 4.35%, due 09/08/26	1,073,189
463,000	Motorola Solutions, Inc., 4.60%, due 02/23/28	486,187
252,000	MPLX, LP, 4.00%, due 03/15/28	261,217
250,000	MPLX, LP, 4.50%, due 04/15/38	252,825
100,000	MPLX, LP, 4.80%, due 02/15/29	110,232
25,000	MPLX, LP, 5.20%, due 03/01/47	26,912

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2019 (Unaudited)

Par Value ($)	Description	Value ($)

	Corporate Debt — continued
145,000	MTN Mauritius Investment, Ltd., 4.76%, due 11/11/24 144A	145,869
154,000	Murphy Oil Corp., 5.75%, due 08/15/25	160,376
305,000	Mylan, Inc., 5.20%, due 04/15/48	282,122
265,000	Myriad International Holdings BV, 5.50%, due 07/21/25 144A	289,698
44,000	National CineMedia LLC, 6.00%, due 04/15/22	44,550
102,000	Nationstar Mortgage Holdings, Inc., 8.13%, due 07/15/23‡ 144A	104,295
83,000	Nationstar Mortgage Holdings, Inc., 9.13%, due 07/15/26 144A	84,453
220,000	Nationwide Building Society, 3.62%, due 04/26/23◆ 144A	224,172
295,000	Natura Cosmeticos SA, 5.38%, due 02/01/23‡ 144A	308,865
215,000	Netflix, Inc., 4.88%, due 04/15/28	222,256
59,000	Netflix, Inc., 5.38%, due 11/15/29 144A	62,817
335,000	Netflix, Inc., 5.88%, due 11/15/28‡	371,723
445,000	New England Power Co., 3.80%, due 12/05/47 144A	451,323
160,000	Newfield Exploration Co., 5.63%, due 07/01/24	177,262
265,000	Newmont Goldcorp Corp., 3.63%, due 06/09/21 144A	269,923
463,000	NextEra Energy Capital Holdings, Inc., 3.55%, due 05/01/27	483,774
75,000	NextEra Energy Operating Partners, LP, 4.50%, due 09/15/27 144A	74,344
165,000	Nippon Life Insurance Co., 5.10% (USISDA05 plus 3.650%), due 10/16/44† 144A	177,213
670,000	NiSource, Inc., 3.49%, due 05/15/27	693,637
135,000	Nissan Motor Acceptance Corp., 3.65%, due 09/21/21 144A	138,256
780,000	Noble Energy, Inc., 4.15%, due 12/15/21	805,184
115,000	Norbord, Inc., 6.25%, due 04/15/23 144A	121,900
970,000	Norfolk Southern Corp., 4.84%, due 10/01/41	1,125,187
195,000	Northern States Power Co., 3.60%, due 09/15/47	199,208
220,000	Northern States Power Co., 4.13%, due 05/15/44	240,051
300,000	NOVA Chemicals Corp., 4.88%, due 06/01/24‡ 144A	311,625
160,000	NRG Energy, Inc., 3.75%, due 06/15/24 144A	164,523
315,000	Nutrien, Ltd., 4.90%, due 06/01/43	343,486
475,000	NXP BV/NXP Funding LLC, 4.63%, due 06/01/23 144A	501,885
163,000	NXP BV/NXP Funding LLC, 4.88%, due 03/01/24 144A	174,894
1,064,000	NXP BV/NXP Funding LLC/NXP USA, Inc., 3.88%, due 06/18/26 144A	1,094,502
139,000	ONEOK Partners, LP, 5.00%, due 09/15/23	150,250
200,000	ONEOK, Inc., 4.95%, due 07/13/47	210,999
100,000	Owens Corning, 4.20%, due 12/15/22	104,139
350,000	Owens Corning, 4.30%, due 07/15/47‡	295,919
155,000	Oztel Holdings SPC, Ltd., 6.63%, due 04/24/28 144A	152,463
155,000	Parsley Energy LLC/Parsley Finance Corp., 5.63%, due 10/15/27 144A	162,750
205,000	PECO Energy Co., 3.70%, due 09/15/47	210,692
580,000	Pennsylvania Electric Co., 3.60%, due 06/01/29 144A	600,355
2,450,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 3.90%, due 02/01/24 144A	2,564,489
155,000	Petrobras Global Finance BV, 5.30%, due 01/27/25‡	164,842
295,000	Petrobras Global Finance BV, 5.75%, due 02/01/29	308,245
80,000	Petrobras Global Finance BV, 6.25%, due 03/17/24	87,804
125,000	Petrobras Global Finance BV, 6.90%, due 03/19/49‡	133,375
380,000	Petrobras Global Finance BV, 7.38%, due 01/17/27	435,480
190,000	Petroleos Mexicanos, 4.88%, due 01/24/22	190,000
155,000	Petroleos Mexicanos, 5.50%, due 01/21/21	157,093
76,000	Petroleos Mexicanos, 6.35%, due 02/12/48	65,531

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2019 (Unaudited)

Par Value ($)	Description	Value ($)

	Corporate Debt — continued
255,000	Petroleos Mexicanos, 6.50%, due 06/02/41	226,822
520,000	Petroleos Mexicanos, 6.75%, due 09/21/47	464,360
350,000	Petroleos Mexicanos, 6.88%, due 08/04/26	355,215
1,006,000	Phillips 66 Partners, LP, 3.61%, due 02/15/25	1,037,283
774,000	Phillips 66 Partners, LP, 3.75%, due 03/01/28	789,876
145,000	Piedmont Natural Gas Co., Inc., 3.50%, due 06/01/29	151,914
65,000	Plains All American Pipeline, LP/PAA Finance Corp., 4.70%, due 06/15/44	62,729
50,000	Plains All American Pipeline, LP/PAA Finance Corp., 5.15%, due 06/01/42	49,917
390,000	PNC Bank NA, 2.45%, due 07/28/22	394,175
207,000	PNC Financial Services Group (The), Inc., 3.50%, due 01/23/24	218,140
215,000	PNC Financial Services Group (The), Inc., Series R, 4.85% (3 mo. USD LIBOR plus 3.040%)† †††††	217,477
463,000	PNC Financial Services Group (The), Inc., Series O, 6.75% (3 mo. USD LIBOR plus 3.678%)† ††††† ‡	491,521
120,000	Post Holdings, Inc., 5.50%, due 12/15/29†††† 144A	120,750
540,000	PPL Capital Funding, Inc., 5.00%, due 03/15/44	601,072
26,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 9.25%, due 05/15/23 144A	27,354
90,000	Providence St. Joseph Health Obligated Group, 2.75%, due 10/01/26	89,766
490,000	Prudential Financial, Inc., 5.88% (3 mo. USD LIBOR plus 4.175%), due 09/15/42†	519,574
445,000	Public Service Electric & Gas Co., (MTN), 3.00%, due 05/15/27	453,387
315,000	Public Service Electric & Gas Co., (MTN), 3.20%, due 05/15/29	326,240
355,000	Public Service Electric & Gas Co., (MTN), 3.70%, due 05/01/28	382,341
170,000	QEP Resources, Inc., 6.88%, due 03/01/21	175,525
65,000	Qorvo, Inc., 5.50%, due 07/15/26	68,952
205,000	Quicken Loans, Inc., 5.75%, due 05/01/25 144A	212,431
200,000	QVC, Inc., 4.38%, due 03/15/23	203,154
125,000	QVC, Inc., 5.13%, due 07/02/22	130,197
130,000	QVC, Inc., 5.45%, due 08/15/34	128,222
87,000	Radian Group, Inc., 4.50%, due 10/01/24	89,548
160,000	Radiate Holdco LLC/Radiate Finance, Inc., 6.63%, due 02/15/25 144A	155,600
52,000	Radiate Holdco LLC/Radiate Finance, Inc., 6.88%, due 02/15/23‡ 144A	52,260
62,000	Refinitiv US Holdings, Inc., 8.25%, due 11/15/26 144A	63,922
38,000	Refinitiv US Holdings, Inc., 6.25%, due 05/15/26 144A	39,178
328,000	Regions Bank, 3.37% (1 mo. USD LIBOR plus 0.500%), due 08/13/21†	330,851
415,000	Regions Financial Corp., 2.75%, due 08/14/22	418,150
200,000	Resorts World Las Vegas LLC/RWLV Capital, Inc., 4.63%, due 04/16/29 144A	206,772
490,000	Royal Bank of Canada, (MTN), 2.97%, due 04/30/21◆◆	491,526
855,000	Royal Bank of Scotland Group Plc, 3.88%, due 09/12/23	877,882
210,000	Royal Bank of Scotland Group Plc, 4.45%, due 05/08/30◆‡	217,557
487,000	Royal Bank of Scotland Group Plc, 8.63% (USD 5 year swap rate plus 7.598%)† †††††	526,082
539,000	Ryder System, Inc., (MTN), 2.88%, due 06/01/22	545,409
151,000	Sabine Pass Liquefaction LLC, 4.20%, due 03/15/28	159,093
219,000	Sabine Pass Liquefaction LLC, 5.00%, due 03/15/27	240,314
340,000	Sabine Pass Liquefaction LLC, 5.75%, due 05/15/24	378,343
76,000	Sabine Pass Liquefaction LLC, 5.88%, due 06/30/26	86,910
110,000	Sabra Health Care, LP/Sabra Capital Corp. REIT, 4.80%, due 06/01/24	113,300

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2019 (Unaudited)

Par Value ($)	Description	Value ($)

	Corporate Debt — continued
320,000	Sally Holdings LLC/Sally Capital, Inc., 5.63%, due 12/01/25‡	315,184
290,000	San Diego Gas & Electric Co., 4.15%, due 05/15/48‡	302,633
190,000	Santander Holdings USA, Inc., 3.40%, due 01/18/23	192,932
490,000	Santander Holdings USA, Inc., 3.50%, due 06/07/24	498,021
365,000	Santander Holdings USA, Inc., 3.70%, due 03/28/22	373,990
200,000	Santander Holdings USA, Inc., 4.45%, due 12/03/21	208,109
170,000	Santander UK Group Holdings Plc, 4.75%, due 09/15/25 144A	176,761
200,000	SASOL Financing USA LLC, 5.88%, due 03/27/24	216,871
200,000	SASOL Financing USA LLC, 6.50%, due 09/27/28	224,674
310,000	SBA Tower Trust REIT, 3.72%, due 04/09/48 144A	320,055
400,000	Schlumberger Holdings Corp., 3.00%, due 12/21/20 144A	403,405
320,000	Seagate HDD Cayman, 4.75%, due 01/01/25‡	323,623
236,000	Select Medical Corp., 6.38%, due 06/01/21	236,614
1,312,000	SES SA, 3.60%, due 04/04/23 144A	1,326,773
485,000	Shire Acquisitions Investments Ireland DAC, 2.88%, due 09/23/23	490,077
800,000	Shire Acquisitions Investments Ireland DAC, 3.20%, due 09/23/26	807,387
120,000	Simmons Foods, Inc., 5.75%, due 11/01/24‡ 144A	109,800
850,000	Simon Property Group, LP REIT, 6.75%, due 02/01/40	1,216,053
415,000	Sirius XM Radio, Inc., 5.00%, due 08/01/27‡ 144A	423,777
225,000	Sirius XM Radio, Inc., 5.38%, due 07/15/26‡ 144A	234,000
35,000	SM Energy Co., 6.63%, due 01/15/27‡	32,550
195,000	Societe Generale SA, 7.38% (USD 5 year swap rate plus 6.238%)† ††††† ‡ 144A	205,491
335,000	Southern California Edison Co., 4.00%, due 04/01/47	334,177
1,318,000	Southern Co. (The), 3.25%, due 07/01/26	1,339,634
1,260,000	Southern Co. Gas Capital Corp., 2.45%, due 10/01/23	1,257,557
62,000	Springleaf Finance Corp., 6.88%, due 03/15/25	68,044
50,000	Sprint Communications, Inc., 7.00%, due 03/01/20 144A	51,375
225,000	Sprint Corp., 7.88%, due 09/15/23	244,969
357,188	Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 3.36%, due 03/20/23 144A	358,173
25,000	Standard Industries, Inc./NJ, 4.75%, due 01/15/28 144A	24,875
280,000	Standard Industries, Inc./NJ, 5.38%, due 11/15/24 144A	290,850
67,000	State Street Corp., 3.41% (3 mo. USD LIBOR plus 1.000%), due 06/01/77† ‡	51,027
18,000	Stearns Holdings LLC, 9.38%, due 08/15/20 144A	17,190
183,000	Stifel Financial Corp., 4.25%, due 07/18/24	192,196
922,000	Sunoco Logistics Partners Operations, LP, 3.45%, due 01/15/23	937,859
350,000	Sunoco Logistics Partners Operations, LP, 3.90%, due 07/15/26	357,699
226,000	Sunoco Logistics Partners Operations, LP, 4.40%, due 04/01/21	232,689
202,000	Sunoco Logistics Partners Operations, LP, 5.40%, due 10/01/47	214,877
301,000	SunTrust Bank/Atlanta GA, 2.45%, due 08/01/22	302,016
175,000	Synchrony Financial, 2.70%, due 02/03/20	175,037
303,000	Syngenta Finance NV, 4.44%, due 04/24/23 144A	315,188
152,000	Tallgrass Energy Partners, LP/Tallgrass Energy Finance Corp., 4.75%, due 10/01/23 144A	154,663
160,000	Targa Resources Partners, LP/Targa Resources Partners Finance Corp., 5.88%, due 04/15/26	170,200
110,000	Taylor Morrison Communities, Inc., 5.88%, due 06/15/27 144A	112,475

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2019 (Unaudited)

Par Value ($)	Description	Value ($)

	Corporate Debt — continued
672,000	Teachers Insurance & Annuity Association of America, 4.27%, due 05/15/47 144A	728,652
34,000	Teachers Insurance & Annuity Association of America, 6.85%, due 12/16/39 144A	48,257
40,000	Team Health Holdings, Inc., 6.38%, due 02/01/25‡ 144A	30,800
161,000	Tech Data Corp., 3.70%, due 02/15/22	163,824
401,000	Tech Data Corp., 4.95%, due 02/15/27	420,002
160,000	Teekay Offshore Partners LP/Teekay Offshore Finance Corp., 8.50%, due 07/15/23 144A	158,275
120,000	Telecom Argentina SA, 6.50%, due 06/15/21 144A	119,280
293,000	Telecom Italia Capital SA, 7.20%, due 07/18/36	324,497
205,000	Telecom Italia SpA, 5.30%, due 05/30/24 144A	212,944
980,000	Telefonaktiebolaget LM Ericsson, 4.13%, due 05/15/22	1,015,133
138,000	Tervita Escrow Corp., 7.63%, due 12/01/21 144A	141,065
1,303,000	Teva Pharmaceutical Finance Netherlands III BV, 3.15%, due 10/01/26	1,013,082
145,000	Teva Pharmaceutical Finance Netherlands III BV, 6.75%, due 03/01/28‡	133,853
70,000	Time Warner Cable LLC, 4.13%, due 02/15/21	71,322
315,000	Toronto-Dominion Bank, (MTN) (The), 3.25%, due 03/11/24	326,319
500,000	Transcontinental Gas Pipe Line Co. LLC, 4.60%, due 03/15/48	531,373
225,000	Tribune Media Co., 5.88%, due 07/15/22	230,040
55,000	Trident Merger Sub, Inc., 6.63%, due 11/01/25 144A	51,563
118,000	Twin River Worldwide Holdings, Inc., 6.75%, due 06/01/27 144A	123,310
430,000	Tyson Foods, Inc., 5.10%, due 09/28/48	486,423
380,000	UBS Group Funding Switzerland AG, 2.86% (1 mo. USD LIBOR plus 0.954%), due 08/15/23† 144A	383,533
1,547,000	UBS Group Funding Switzerland AG, 4.13%, due 04/15/26 144A	1,654,056
185,000	UBS Group Funding Switzerland AG, 7.00%◆ ††††† 144A	196,661
235,738	United Airlines Pass Through Trust, Series 2016-1, Class A, 3.45%, due 01/07/30	241,144
266,991	United Airlines Pass Through Trust, Series 2016-1, Class B, 3.65%, due 07/07/27	267,454
327,790	United Airlines Pass Through Trust, Series 2014-2, Class A, 3.75%, due 03/03/28	341,164
2,218,014	United Airlines Pass Through Trust, Series 2014-1, Class A, 4.00%, due 10/11/27	2,334,349
230,000	United Airlines Pass Through Trust, Series 2019-1 Class A, 4.55%, due 08/25/31	247,657
66,689	United Airlines Pass Through Trust, Series 2018-1, Class B, 4.60%, due 09/01/27	69,269
123,747	United Airlines Pass Through Trust, Series 2014-2, Class B, 4.63%, due 03/03/24	127,496
530,000	United Rentals North America, Inc., 4.88%, due 01/15/28‡	541,925
35,000	United Rentals North America, Inc., 5.25%, due 01/15/30	36,050
225,000	United Rentals North America, Inc., 5.50%, due 07/15/25	234,844
105,000	United Rentals North America, Inc., 5.88%, due 09/15/26	112,219
200,000	Universal Health Services, Inc., 4.75%, due 08/01/22 144A	202,250
210,000	Universal Health Services, Inc., 5.00%, due 06/01/26 144A	217,875
140,000	UPCB Finance IV, Ltd., 5.38%, due 01/15/25 144A	144,243
105,330	US Airways Pass Through Trust, Series 2012-1, Class A, 5.90%, due 04/01/26	116,284
90,903	US Airways Pass Through Trust, Series 2010-1, Class A, 6.25%, due 10/22/24	99,071

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2019 (Unaudited)

Par Value ($)	Description	Value ($)

	Corporate Debt — continued
85,000	US Concrete, Inc., 6.38%, due 06/01/24	88,825
490,000	Valero Energy Corp., 3.40%, due 09/15/26	500,085
216,000	Ventas Realty, LP REIT, 3.50%, due 02/01/25	223,779
250,000	VEREIT Operating Partnership, LP REIT, 4.60%, due 02/06/24	265,633
70,000	VeriSign, Inc., 4.75%, due 07/15/27	73,150
134,000	VeriSign, Inc., 5.25%, due 04/01/25	143,548
235,000	Verizon Communications, Inc., 4.40%, due 11/01/34	260,916
175,000	Verizon Communications, Inc., 4.67%, due 03/15/55	198,738
964,000	Verizon Communications, Inc., 4.86%, due 08/21/46	1,123,986
500,000	Verizon Communications, Inc., 5.01%, due 04/15/49	596,337
225,000	Viacom, Inc., 6.25% (3 mo. USD LIBOR plus 3.899%), due 02/28/57†	233,217
1,400,000	Virginia Electric & Power Co., 3.15%, due 01/15/26	1,447,081
340,000	Vistra Operations Co. LLC, 4.30%, due 07/15/29 144A	345,089
135,000	Vistra Operations Co. LLC, 5.00%, due 07/31/27 144A	140,231
361,000	Vodafone Group Plc, 7.00%, due 04/04/79◆‡	390,110
683,000	Volkswagen Group of America Finance LLC, 4.63%, due 11/13/25 144A	742,695
390,000	Voya Financial, Inc., 5.65% (3 mo. USD LIBOR plus 3.580%), due 05/15/53† ‡	405,007
1,178,000	Voya Financial, Inc., 3.13%, due 07/15/24	1,198,420
710,000	Wells Fargo & Co., Series U, 5.88% (3 mo. USD LIBOR plus 3.990%)† †††††	772,405
240,000	Wells Fargo & Co., Series K, 6.18% (3 mo. USD LIBOR plus 3.770%)† †††††	242,280
708,000	Welltower, Inc. REIT, 4.50%, due 01/15/24	760,759
218,000	Williams Cos. (The), Inc., 3.70%, due 01/15/23	225,453
288,000	Williams Cos. (The), Inc., 3.75%, due 06/15/27	297,608
250,000	Williams Cos. (The), Inc., 4.55%, due 06/24/24	269,558
240,000	Williams Cos. (The), Inc., 5.75%, due 06/24/44	280,491
85,000	WMG Acquisition Corp., 4.88%, due 11/01/24 144A	87,444
117,000	WMG Acquisition Corp., 5.50%, due 04/15/26 144A	121,083
50,000	WPX Energy, Inc., 5.25%, due 09/15/24	51,563
99,000	Wyndham Destinations, Inc., 5.40%, due 04/01/24	104,192
116,000	XPO Logistics, Inc., 6.50%, due 06/15/22 144A	118,610
175,000	YPF SA, 8.50%, due 07/28/25‡ 144A	175,954

		260,695,790

	Mortgage Backed Securities - Private Issuers — 8.6%
67,191	Angel Oak Mortgage Trust I LLC, Series 2018-1, Class A1, 3.26%, due 04/27/48◆◆ 144A	67,701
156,550	Angel Oak Mortgage Trust I LLC, Series 2018-3, Class A1, 3.65%, due 09/25/48◆◆ 144A	158,768
597,985	Arroyo Mortgage Trust, Series 2018-1, Class A1, 3.76%, due 04/25/48◆◆ 144A	614,907
352,944	Arroyo Mortgage Trust, Series 2019-2, Class A1, 3.35%, due 04/25/49◆◆ 144A	358,992
200,000	BBCMS Mortgage Trust, Series 2015-SRCH, Class D, 5.12%, due 08/10/35◆◆ 144A	217,636
191,000	BBCMS Mortgage Trust, Series 2018-TALL, Class B, 3.37% (1 mo. USD LIBOR plus 0.971%), due 03/15/37† 144A	190,822
207,000	BBCMS Mortgage Trust, Series 2018-TALL, Class E, 4.83% (1 mo. USD LIBOR plus 2.437%), due 03/15/37† 144A	208,143
107,165	Bellemeade Re, Ltd., Series 2017-1, Class M1, 4.10%, due 10/25/27◆◆ 144A	107,854

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2019 (Unaudited)

Par Value ($)	Description	Value ($)

	Mortgage Backed Securities - Private Issuers — continued
293,000	Bellemeade Re, Ltd., Series 2018-1A, Class M1B, 4.00%, due 04/25/28◆◆ 144A	294,202
98,001	Bellemeade Re, Ltd., Series 2018-2A, Class M1A, 3.35%, due 08/25/28◆◆ 144A	98,112
235,000	BENCHMARK Mortgage Trust, Series 2019-B10, Class A2, 3.61%, due 03/15/62	248,482
235,000	BENCHMARK Mortgage Trust, Series 2019-B11, Class A2, 3.41%, due 05/15/52	246,866
215,000	BX Commercial Mortgage Trust, Series 2018-BIOA, Class D, 3.72% (1 mo. USD LIBOR plus 1.321%), due 03/15/37† 144A	215,478
700,000	CFCRE Commercial Mortgage Trust, Series 2016-C4, Class A3, 3.01%, due 05/10/58	714,352
2,500,000	CFCRE Commercial Mortgage Trust, Series 2016-C6, Class A2, 2.95%, due 11/10/49	2,544,127
240,000	CGDBB Commercial Mortgage Trust, Series 2017-BIOC, Class E, 4.54% (1 mo. LIBOR plus 2.150%), due 07/15/32† 144A	240,238
206,000	CHT Mortgage Trust, Series 2017-CSMO, Class D, 4.64% (1 mo. USD LIBOR plus 2.250%), due 11/15/36† 144A	207,043
172,297	CIM Trust, Series 2017-2, Class A1, 4.44% (1 mo. USD LIBOR plus 2.000%), due 12/25/57† 144A	173,624
679,584	CIM Trust, Series 2017-3, Class A1, 4.44%, due 01/25/57◆◆ 144A	695,026
618,891	CIM Trust, Series 2017-6, Class A1, 3.02%, due 06/25/57◆◆ 144A	620,499
1,772,000	Citigroup Commercial Mortgage Trust, Series 2016-P5, Class A2, 2.40%, due 10/10/49	1,772,220
115,000	Citigroup Commercial Mortgage Trust, Series 2017-1500, Class E, 4.89% (1 mo. USD LIBOR plus 2.500%), due 07/15/32† 144A	113,617
27,500,000	Citigroup Commercial Mortgage Trust, (IO), Series 2014-GC21, Class XB, 0.60%, due 05/10/47◆◆	593,730
54,819	COLT Mortgage Loan Trust, Series 2018-2, Class A1, 3.47%, due 07/27/48◆◆ 144A	55,160
147,321	COLT Mortgage Loan Trust, Series 2019-2, Class A1, 3.34%, due 05/25/49◆◆ 144A	149,843
221,000	Commercial Mortgage Pass Through Certificates, Series 2012-LC4, Class B, 4.93%, due 12/10/44◆◆	231,022
235,000	Commercial Mortgage Pass Through Certificates, Series 2013-300P, Class D, 4.54%, due 08/10/30◆◆ 144A	245,534
72,946	Commercial Mortgage Pass Through Certificates, Series 2013-LC6, Class A3, 2.67%, due 01/10/46	73,746
890,000	Commercial Mortgage Pass Through Certificates, Series 2013-LC6, Class A4, 2.94%, due 01/10/46	908,148
455,000	Commercial Mortgage Pass Through Certificates, Series 2014-CR20, Class A3, 3.33%, due 11/10/47	474,958
435,938	Commercial Mortgage Pass Through Certificates, Series 2014-UBS2, Class A2, 2.82%, due 03/10/47	435,665
1,200,000	Commercial Mortgage Pass Through Certificates, Series 2015-CR25, Class A3, 3.51%, due 08/10/48	1,267,619
540,000	Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4, Class D, 3.99% (1 mo. LIBOR plus 1.600%), due 05/15/36† 144A	542,229
179,662	Credit Suisse Mortgage Trust, 3.83%, due 08/25/37◆◆ ‡‡‡‡	189,848

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2019 (Unaudited)

Par Value ($)	Description	Value ($)

	Mortgage Backed Securities - Private Issuers — continued
305,000	Credit Suisse Mortgage Trust, Series 2006-OMA, Class B2, 5.54%, due 05/15/23 144A	309,094
695,057	Credit Suisse Mortgage Trust, Series 2017-HL1, Class A3, 3.50%, due 06/25/47◆◆ 144A	703,986
820,377	Credit Suisse Mortgage Trust, Series 2018-RPL9, Class A, 3.85%, due 09/25/57◆◆ 144A	852,422
1,100,000	CSAIL Commercial Mortgage Trust, Series 2017-C8, Class A3, 3.13%, due 06/15/50	1,128,313
775,000	CSAIL Commercial Mortgage Trust, Series 2017-CX10, Class A4, 3.19%, due 11/15/50	797,975
468,501	FHLMC Structured Agency Credit Risk Debt Notes, Series 2016-HQA4, Class M2, 3.70% (1 mo. USD LIBOR plus 1.300%), due 04/25/29†	470,085
393,095	FHLMC Structured Agency Credit Risk Debt Notes, Series 2017-DNA1, Class M1, 3.60% (1 mo. USD LIBOR plus 1.200%), due 07/25/29†	394,766
1,056,951	FHLMC Structured Agency Credit Risk Debt Notes, Series 2017-DNA3, Class M1, 3.15% (1 mo. USD LIBOR plus 0.750%), due 03/25/30†	1,058,553
100,000	FHLMC Structured Agency Credit Risk Debt Notes, Series 2019-HRP1, Class M1, 3.16% (1 mo. USD LIBOR plus 0.750%), due 02/25/49† 144A	100,035
274,636	FHMLC Structured Agency Credit Risk Debt Notes, Series 2018-DNA3, Class M1, 3.15% (1 mo. USD LIBOR plus 0.750%), due 09/25/48† 144A	274,977
77,610	FNMA Connecticut Avenue Securities, Series 2016-C04, Class 1M1, 3.85% (1 mo. USD LIBOR plus 1.450%), due 01/25/29†	77,854
1,961,724	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-4, Class MA, 3.50%, due 03/25/58	2,034,159
1,574,029	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50%, due 08/25/58	1,635,406
134,810	Galton Funding Mortgage Trust, Series 2018-1, Class A43, 3.50%, due 11/25/57◆◆ 144A	136,112
416,976	GCAT LLC, Series 2019-NQM1, Class A1, 2.99%, due 02/25/59†† 144A	421,299
85,000	Great Wolf Trust, Series 2017-WOLF, Class E, 5.49% (1 mo. USD LIBOR plus 3.100%), due 09/15/34† 144A	85,222
1,150,634	GS Mortgage Securities Trust, Series 2012-GCJ7, Class A4, 3.38%, due 05/10/45	1,171,745
900,000	GS Mortgage Securities Trust, Series 2015-GC28, Class A4, 3.14%, due 02/10/48	931,626
285,000	GS Mortgage Securities Trust, Series 2019-GC39, Class A2, 3.46%, due 05/10/52	300,603
300,000	GS Mortgage Securities Trust, Series 2019-GC40, Class A2, 2.97%, due 07/10/52††††	308,987
100,000	Hilton Orlando Trust, Series 2018-ORL, Class D, 4.09% (1 mo. USD LIBOR plus 1.700%), due 12/15/34† 144A	100,342
100,000	Hudsons Bay Simon JV Trust, Series 2015-HBFL, Class DFL, 6.33% (1 mo. LIBOR plus 3.650%), due 08/05/34† 144A	100,152
170,000	IMT Trust, Series 2017-APTS, Class CFX, 3.61%, due 06/15/34◆◆ 144A	172,960
115,000	Irvine Core Office Trust, Series 2013-IRV, Class A2, 3.28%, due 05/15/48◆◆ 144A	119,355
1,725,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class A3, 3.67%, due 04/15/47	1,763,068

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2019 (Unaudited)

Par Value ($)	Description	Value ($)

	Mortgage Backed Securities - Private Issuers — continued
824,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C32, Class A2, 2.82%, due 11/15/48	827,014
700,000	JPMDB Commercial Mortgage Securities Trust, Series 2016-C2, Class A3A, 2.88%, due 06/15/49	715,021
1,300,000	JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A4, 3.41%, due 03/15/50	1,369,520
1,170,805	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2011-C3, Class A4, 4.72%, due 02/15/46 144A	1,206,986
1,449,919	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class A4, 2.69%, due 04/15/46	1,473,435
760,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class A3, 2.56%, due 08/15/49	760,485
1,600,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2017-JP6, Class A3, 3.11%, due 07/15/50	1,646,345
148,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2018-PHH, Class A, 3.30% (1 mo. USD LIBOR plus 0.910%), due 06/15/35† 144A	148,184
2,438,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2019-COR5, Class A2, 3.15%, due 06/13/52	2,528,152
863,761	JPMorgan Mortgage Trust, Series 2016-1, Class A5, 3.50%, due 05/25/46 144A	879,721
558,282	JPMorgan Mortgage Trust, Series 2016-4, Class A5, 3.50%, due 10/25/46 144A	568,205
1,302,366	JPMorgan Mortgage Trust, Series 2017-2, Class A5, 3.50%, due 05/25/47 144A	1,325,514
1,071,426	JPMorgan Mortgage Trust, Series 2018-4, Class A15, 3.50%, due 10/25/48 144A	1,087,301
180,224	MetLife Securization Trust, Series 2018-1A, Class A, 3.75%, due 03/25/57◆◆ 144A	189,022
197,563	Mill City Mortgage Loan Trust, Series 2019-1, Class A1, 3.25%, due 10/25/69◆◆ 144A	202,070
100,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class A4, 2.92%, due 02/15/46	102,051
1,600,000	Morgan Stanley Capital I Trust, Series 2016-UB11, Class A3, 2.53%, due 08/15/49	1,594,911
212,000	Morgan Stanley Capital I Trust, Series 2017-CLS, Class D, 3.79% (1 mo. USD LIBOR plus 1.400%), due 11/15/34† 144A	212,051
2,600,000	Morgan Stanley Capital I Trust, Series 2019-H6, Class A3, 3.16%, due 06/15/52	2,680,263
95,000	Natixis Commercial Mortgage Securities Trust, Series 2018-285M, Class D, 3.92%, due 11/15/32◆◆ 144A	97,081
165,000	Natixis Commercial Mortgage Securities Trust, Series 2018-ALXA, Class C, 4.46%, due 01/15/43◆◆ 144A	179,296
384,870	New Residential Mortgage Loan Trust, Series 2018-1A, Class A1A, 4.00%, due 12/25/57 144A	401,294
234,673	New Residential Mortgage Loan Trust, Series 2018-4A, Class A1S, 3.15% (1 mo. USD LIBOR plus 0.750%), due 01/25/48† 144A	235,096
19,757	Provident Funding Mortgage Loan Trust, Series 2005-1, Class 2A1, 4.85%, due 05/25/35◆◆	19,822
1,569,000	PSMC Trust, Series 2019-1, Class A3, 4.00%, due 07/25/49 144A	1,618,161
297,207	Radnor RE Ltd., Series 2018-1, Class M1, 3.80%, due 03/25/28◆◆ 144A	298,052
100,830	Starwood Mortgage Residential Trust, Series 2018-IMC1, Class A1, 3.79%, due 03/25/48◆◆ 144A	102,861
675,000	UBS Commercial Mortgage Trust, Series 2017-C2, Class ASB, 3.26%, due 08/15/50	702,037

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2019 (Unaudited)

Par Value ($)	Description	Value ($)

	Mortgage Backed Securities - Private Issuers — continued
2,272,000	UBS-Barclays Commercial Mortgage Trust, Series 2012-C3, Class A4, 3.09%, due 08/10/49	2,326,005
1,453,919	UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A3, 2.92%, due 03/10/46	1,485,081
1,523,797	UBS-Citigroup Commercial Mortgage Trust, Series 2011-C1, Class A3, 3.60%, due 01/10/45	1,559,331
348,742	Verus Securitization Trust, Series 2018-3, Class A1, 4.11%, due 10/25/58◆◆ 144A	357,710
240,000	VNO Mortgage Trust, Series 2013-PENN, Class D, 4.08%, due 12/13/29◆◆ 144A	241,971
17,509	WaMu Mortgage Pass Through Certificates, Series 2003-AR9, Class 1A7, 4.35%, due 09/25/33◆◆	18,352
188,000	Wells Fargo Commercial Mortgage Trust, Series 2013-120B, Class C, 2.80%, due 03/18/28◆◆ 144A	187,269
1,500,000	Wells Fargo Commercial Mortgage Trust, Series 2016-BNK1, Class A2, 2.40%, due 08/15/49	1,486,357
3,000,000	Wells Fargo Commercial Mortgage Trust, Series 2016-NXS6, Class A3, 2.64%, due 11/15/49	3,008,248
950,000	Wells Fargo Commercial Mortgage Trust, Series 2017-C38, Class A4, 3.19%, due 07/15/50	984,520
1,400,000	Wells Fargo Commercial Mortgage Trust, Series 2017-RB1, Class A4, 3.37%, due 03/15/50	1,468,990
110,000	Wells Fargo Commercial Mortgage Trust, Series 2017-SMP, Class D, 4.04% (1 mo. USD LIBOR plus 1.650%), due 12/15/34† 144A	109,721
1,360,000	WF-RBS Commercial Mortgage Trust, Series 2011-C4, Class A4, 4.90%, due 06/15/44 144A	1,417,066

		68,545,879

	Mortgage Backed Securities - U.S. Government Agency Obligations — 25.4%
2,055,522	FHLMC, Pool # ZA7040, 3.50%, due 06/01/49	2,113,608
2,256,298	FHLMC, Pool # ZM1609, 3.50%, due 09/01/46	2,340,379
1,080,200	FHLMC, Pool # ZN6183, 3.50%, due 05/01/49	1,116,647
2,350,000	FHLMC, Pool # ZT2100, 3.00%, due 04/01/47	2,381,217
575,185	FHLMC Gold, Pool # A89870, 4.50%, due 11/01/39	618,291
455,498	FHLMC Gold, Pool # A96970, 4.00%, due 02/01/41	480,903
760,739	FHLMC Gold, Pool # C91908, 3.00%, due 01/01/37	775,471
606,168	FHLMC Gold, Pool # G06231, 4.00%, due 12/01/40	639,975
278,771	FHLMC Gold, Pool # G06409, 6.00%, due 11/01/39	316,556
146,336	FHLMC Gold, Pool # G06875, 5.50%, due 12/01/38	162,672
547,706	FHLMC Gold, Pool # G07021, 5.00%, due 09/01/39	595,340
767,236	FHLMC Gold, Pool # G08672, 4.00%, due 10/01/45	803,354
188,534	FHLMC Gold, Pool # G08735, 4.50%, due 10/01/46	198,897
97,655	FHLMC Gold, Pool # G08748, 3.50%, due 02/01/47	100,811
1,001,233	FHLMC Gold, Pool # G08771, 4.00%, due 07/01/47	1,046,027
824,644	FHLMC Gold, Pool # G08805, 4.00%, due 03/01/48	857,266
6,005,556	FHLMC Gold, Pool # G08883, 4.50%, due 06/01/49	6,291,393
248,848	FHLMC Gold, Pool # G16177, 2.00%, due 01/01/32	246,626
423,553	FHLMC Gold, Pool # G16501, 3.00%, due 04/01/33	434,370
1,628,002	FHLMC Gold, Pool # G16634, 3.00%, due 10/01/31	1,668,661

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2019 (Unaudited)

Par Value ($)	Description	Value ($)

	Mortgage Backed Securities - U.S. Government Agency Obligations — continued
1,681,085	FHLMC Gold, Pool # G60564, 5.00%, due 02/01/42	1,827,606
1,549,091	FHLMC Gold, Pool # G60722, 3.00%, due 10/01/46	1,576,276
671,725	FHLMC Gold, Pool # G60767, 3.50%, due 10/01/46	698,083
375,308	FHLMC Gold, Pool # G60788, 3.50%, due 12/01/46	389,220
1,515,506	FHLMC Gold, Pool # G60804, 4.50%, due 05/01/42	1,628,206
1,724,359	FHLMC Gold, Pool # G60931, 3.00%, due 02/01/47	1,764,217
1,896,256	FHLMC Gold, Pool # G60934, 3.50%, due 06/01/45	1,976,347
2,059,317	FHLMC Gold, Pool # G60985, 3.00%, due 05/01/47	2,099,914
1,661,883	FHLMC Gold, Pool # G61242, 4.50%, due 12/01/45	1,786,225
1,196,703	FHLMC Gold, Pool # G61282, 3.00%, due 01/01/48	1,217,666
1,360,841	FHLMC Gold, Pool # G61748, 3.50%, due 11/01/48	1,413,139
1,923,920	FHLMC Gold, Pool # G61891, 4.00%, due 05/01/48	2,003,137
250,925	FHLMC Gold, Pool # G61948, 4.00%, due 12/01/48	261,005
717,368	FHLMC Gold, Pool # G61995, 4.00%, due 11/01/44	755,560
1,229,986	FHLMC Gold, Pool # G67703, 3.50%, due 04/01/47	1,281,036
167,085	FHLMC Gold, Pool # J16432, 3.50%, due 08/01/26	173,985
178,887	FHLMC Gold, Pool # J17763, 3.50%, due 01/01/27	186,282
492,306	FHLMC Gold, Pool # J24414, 2.50%, due 06/01/28	497,132
578,294	FHLMC Gold, Pool # J34888, 2.50%, due 07/01/31	583,435
1,098,117	FHLMC Gold, Pool # Q09224, 4.00%, due 07/01/42	1,170,944
244,228	FHLMC Gold, Pool # Q11218, 3.50%, due 09/01/42	253,872
482,764	FHLMC Gold, Pool # Q12052, 3.50%, due 10/01/42	501,680
986,246	FHLMC Gold, Pool # Q12862, 3.50%, due 11/01/42	1,027,995
454,525	FHLMC Gold, Pool # Q17792, 3.50%, due 05/01/43	473,768
1,822,530	FHLMC Gold, Pool # Q34842, 3.00%, due 07/01/45	1,860,118
1,398,222	FHLMC Gold, Pool # Q36815, 4.00%, due 10/01/45	1,464,044
1,954,862	FHLMC Gold, Pool # Q41918, 3.50%, due 07/01/46	2,036,235
1,329,603	FHLMC Gold, Pool # Q42618, 3.00%, due 08/01/46	1,348,277
1,994,452	FHLMC Gold, Pool # Q44178, 3.00%, due 11/01/46	2,035,618
1,402,924	FHLMC Gold, Pool # Q44455, 3.50%, due 11/01/46	1,454,443
1,406,282	FHLMC Gold, Pool # Q45741, 3.50%, due 01/01/47	1,464,651
216,883	FHLMC Gold, Pool # Q49494, 4.50%, due 07/01/47	228,600
670,661	FHLMC Gold, Pool # Q52312, 4.00%, due 11/01/47	698,711
898,582	FHLMC Gold, Pool # Q54957, 4.00%, due 03/01/48	935,874
1,224,897	FHLMC Gold, Pool # Q60989, 3.00%, due 12/01/46	1,244,121
394,385	FHLMC Gold, Pool # V60565, 3.00%, due 06/01/29	403,749
1,008,028	FHLMC Gold, Pool # V60599, 3.00%, due 09/01/29	1,031,919
1,349,872	FHLMC Gold, Pool # V82292, 4.00%, due 04/01/46	1,415,484
1,624,400	FHLMC Gold, Pool # V82515, 3.50%, due 06/01/46	1,680,631
385,578	FHLMC Gold, Pool # V82848, 3.00%, due 12/01/46	393,775
519,459	FHLMC Gold, Pool # Q44963, 3.50%, due 12/01/46	537,217
550,000	FHLMC Multifamily Structured Pass Through Certificates, Series K059, Class AM, 3.17%, due 09/25/26◆◆	578,204
325,000	FHLMC Multifamily Structured Pass Through Certificates, Series K083, Class AM, 4.03%, due 10/25/28◆◆	363,975
200,000	FHLMC Multifamily Structured Pass Through Certificates, Series K086, Class AM, 3.92%, due 12/25/28◆◆	222,701
900,000	FHLMC Multifamily Structured Pass Through Certificates, Series K157, Class A2, 3.99%, due 05/25/33◆◆	1,014,849

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2019 (Unaudited)

Par Value ($)	Description	Value ($)

	Mortgage Backed Securities - U.S. Government Agency Obligations — continued
490,000	FHLMC Multifamily Structured Pass Through Certificates, Series KIR3, Class A1, 3.04%, due 08/25/27	508,888
480,000	FHLMC Multifamily Structured Pass Through Certificates, Series W5FX, Class AFX, 3.34%, due 04/25/28◆◆	503,287
29,638,671	FHLMC Multifamily Structured Pass Through Certificates, (IO), Series K006, Class AX1, 1.09%, due 01/25/20◆◆	79,340
20,880,192	FHLMC Multifamily Structured Pass Through Certificates, (IO), Series K007, Class X1, 1.20%, due 04/25/20◆◆	105,750
25,734,510	FHLMC Multifamily Structured Pass Through Certificates, (IO), Series K025, Class X1, 0.95%, due 10/25/22◆◆	615,127
90,631	FHLMC Reference REMIC, Series R007, Class ZA, 6.00%, due 05/15/36	103,967
917,445	FHLMC REMIC, Series 4777, Class CB, 3.50%, due 10/15/45	946,364
3,806	FNMA, Pool # 254548, 5.50%, due 12/01/32	4,150
1,722,986	FNMA, Pool # 254903, 5.00%, due 10/01/33	1,873,933
1,910,922	FNMA, Pool # 725027, 5.00%, due 11/01/33	2,076,255
1,194,304	FNMA, Pool # 725331, 4.00%, due 01/01/34	1,246,834
1,322,055	FNMA, Pool # 735676, 5.00%, due 07/01/35	1,445,685
483,877	FNMA, Pool # 745148, 5.00%, due 01/01/36	529,434
559,632	FNMA, Pool # 932807, 4.00%, due 09/01/40	590,373
487,640	FNMA, Pool # 983471, 5.50%, due 05/01/38	528,678
550,832	FNMA, Pool # 985184, 5.50%, due 08/01/38	596,802
387,241	FNMA, Pool # 995245, 5.00%, due 01/01/39	419,962
861,394	FNMA, Pool # AB6212, 3.00%, due 09/01/42	876,504
1,180,256	FNMA, Pool # AB6802, 3.50%, due 11/01/42	1,225,529
277,038	FNMA, Pool # AB7059, 2.50%, due 11/01/42	276,282
675,386	FNMA, Pool # AB8703, 3.00%, due 03/01/38	687,221
257,666	FNMA, Pool # AB9383, 4.00%, due 05/01/43	272,780
1,570,639	FNMA, Pool # AB9659, 3.00%, due 06/01/43	1,603,989
517,288	FNMA, Pool # AD9153, 4.50%, due 08/01/40	555,834
300,477	FNMA, Pool # AE0469, 6.00%, due 12/01/39	340,979
303,095	FNMA, Pool # AE7685, 4.00%, due 10/01/40	319,715
1,285,552	FNMA, Pool # AH4404, 4.00%, due 01/01/41	1,356,086
191,713	FNMA, Pool # AI1892, 5.00%, due 05/01/41	208,444
944,560	FNMA, Pool # AJ9278, 3.50%, due 12/01/41	980,957
475,093	FNMA, Pool # AJ9317, 4.00%, due 01/01/42	501,809
992,160	FNMA, Pool # AL0215, 4.50%, due 04/01/41**	1,063,164
1,475,742	FNMA, Pool # AL1895, 3.50%, due 06/01/42	1,532,611
759,599	FNMA, Pool # AL2466, 4.00%, due 09/01/42	812,156
834,360	FNMA, Pool # AL3000, 3.50%, due 12/01/42	866,484
1,098,410	FNMA, Pool # AL3316, 3.50%, due 03/01/43	1,140,727
1,102,985	FNMA, Pool # AL6301, 4.50%, due 06/01/42	1,185,117
1,288,277	FNMA, Pool # AL6663, 4.00%, due 03/01/39	1,338,520
576,884	FNMA, Pool # AL6839, 5.00%, due 04/01/42	627,747
1,693,117	FNMA, Pool # AL7521, 5.00%, due 06/01/39	1,851,750
3,228,470	FNMA, Pool # AL7594, 3.50%, due 08/01/45	3,353,106
1,128,766	FNMA, Pool # AL8191, 4.00%, due 12/01/45	1,183,084
200,746	FNMA, Pool # AO4109, 4.00%, due 06/01/42	211,814
474,183	FNMA, Pool # AQ7923, 3.00%, due 12/01/42	482,500
1,178,022	FNMA, Pool # AS5133, 3.50%, due 06/01/45	1,215,370

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2019 (Unaudited)

Par Value ($)	Description	Value ($)

	Mortgage Backed Securities - U.S. Government Agency Obligations — continued
327,817	FNMA, Pool # AS6286, 4.00%, due 12/01/45	343,031
528,188	FNMA, Pool # AS6304, 4.00%, due 12/01/45	552,702
708,467	FNMA, Pool # AS6452, 3.50%, due 01/01/46	730,930
1,274,740	FNMA, Pool # AS7198, 4.50%, due 05/01/46	1,358,481
285,507	FNMA, Pool # AS7693, 2.00%, due 08/01/31	282,793
419,122	FNMA, Pool # AS8073, 2.50%, due 10/01/46	416,291
876,497	FNMA, Pool # AT0232, 3.00%, due 03/01/43	891,874
385,247	FNMA, Pool # AX3719, 3.50%, due 07/01/27	400,577
345,635	FNMA, Pool # AZ3743, 3.50%, due 11/01/45	356,593
514,838	FNMA, Pool # BC9468, 3.00%, due 06/01/46	521,880
2,822,450	FNMA, Pool # BD7043, 4.00%, due 03/01/47	2,957,555
2,439,724	FNMA, Pool # BE7192, 4.00%, due 03/01/47	2,546,765
1,471,793	FNMA, Pool # BH1207, 4.00%, due 06/01/47	1,537,092
1,239,149	FNMA, Pool # BK1023, 4.50%, due 02/01/48	1,302,990
1,385,560	FNMA, Pool # BK7611, 4.50%, due 09/01/48	1,454,779
1,515,865	FNMA, Pool # BM1573, 3.50%, due 07/01/47	1,577,807
1,412,540	FNMA, Pool # BM1655, 5.00%, due 11/01/44	1,544,264
1,611,903	FNMA, Pool # BM1972, 3.50%, due 10/01/37	1,676,278
2,043,000	FNMA, Pool # BM2006, 4.00%, due 01/01/48	2,129,529
934,982	FNMA, Pool # BM3033, 3.00%, due 10/01/47	950,530
1,056,559	FNMA, Pool # BM3116, 3.00%, due 02/01/47	1,080,322
286,716	FNMA, Pool # BM3258, 3.00%, due 02/01/47	292,632
759,364	FNMA, Pool # BM3286, 4.50%, due 11/01/47	799,668
1,124,769	FNMA, Pool # BM3332, 3.50%, due 01/01/48	1,160,751
958,370	FNMA, Pool # BM3491, 4.50%, due 01/01/38	1,010,175
1,684,355	FNMA, Pool # BM3641, 4.00%, due 04/01/48	1,773,395
2,896,337	FNMA, Pool # BM3820, 4.00%, due 02/01/47	3,055,915
1,567,152	FNMA, Pool # BM4425, 5.00%, due 07/01/47	1,713,231
1,402,528	FNMA, Pool # BM5213, 3.00%, due 07/01/45	1,423,401
1,926,314	FNMA, Pool # BM5694, 4.00%, due 06/01/48	2,005,122
1,431,506	FNMA, Pool # BM5827, 5.00%, due 04/01/49	1,521,517
449,163	FNMA, Pool # BM5874, 4.00%, due 01/01/48	469,777
1,709,694	FNMA, Pool # BN2763, 4.50%, due 11/01/48	1,787,008
1,451,209	FNMA, Pool # CA0655, 3.50%, due 11/01/47	1,500,318
1,454,844	FNMA, Pool # CA1560, 4.50%, due 04/01/48	1,545,760
1,996,049	FNMA, Pool # CA2057, 4.50%, due 07/01/48	2,099,292
8,996	FNMA, Pool # MA2064, 3.00%, due 10/01/24	9,179
520,913	FNMA, Pool # MA3087, 3.50%, due 08/01/47	536,453
350,339	FNMA, Pool # MA3155, 3.00%, due 10/01/32	358,253
754,229	FNMA, Pool # MA3211, 4.00%, due 12/01/47	785,275
504,678	FNMA, Pool # MA3238, 3.50%, due 01/01/48	519,863
507,872	FNMA, Pool # MA3364, 3.50%, due 05/01/33	525,060
392,785	FNMA, Pool # MA3385, 4.50%, due 06/01/48	411,065
573,052	FNMA, Pool # MA3521, 4.00%, due 11/01/48	592,655
1,081,187	FNMA REMIC, Series 2011-59, Class NZ, 5.50%, due 07/25/41	1,221,247
26,428	FNMA REMIC, Series 2012-28, Class B, 6.50%, due 06/25/39	28,559
1,000,000	FNMA TBA, 3.00%, due 08/13/49	1,007,793
1,000,000	FNMA TBA, 3.50%, due 07/15/49	1,022,461
3,500,000	FNMA TBA, 3.50%, due 08/13/49	3,577,881

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2019 (Unaudited)

Par Value ($)	Description	Value ($)

	Mortgage Backed Securities - U.S. Government Agency Obligations — continued
1,700,000	FNMA-ACES, Series 2015-M10, Class A2, 3.09%, due 04/25/27◆◆	1,774,964
684,223	FNMA-ACES, Series 2015-M8, Class AB2, 2.83%, due 01/25/25◆◆	706,351
500,000	FNMA-ACES, Series 2016-M7, Class AB2, 2.38%, due 09/25/26	498,995
500,000	FNMA-ACES, Series 2017-M1, Class A2, 2.50%, due 10/25/26◆◆	500,279
1,700,000	FNMA-ACES, Series 2017-M8, Class A2, 3.06%, due 05/25/27◆◆	1,772,557
434,838	FNMA-ACES, Series 2018-M10, Class A1, 3.50%, due 07/25/28◆◆	462,450
352,683	GNMA, Pool # 004636, 4.50%, due 02/20/40	376,438
64,835	GNMA, Pool # 004678, 4.50%, due 04/20/40	69,192
422,068	GNMA, Pool # 004833, 4.00%, due 10/20/40	447,228
364,798	GNMA, Pool # 004977, 4.00%, due 03/20/41	386,562
939,135	GNMA, Pool # 004978, 4.50%, due 03/20/41	1,002,325
1,472,695	GNMA, Pool # 005055, 4.50%, due 05/20/41	1,571,798
642,495	GNMA, Pool # 734152, 4.00%, due 01/15/41	682,761
51,369	GNMA, Pool # 783637, 3.00%, due 06/20/42	52,603
399,160	GNMA, Pool # AL8626, 3.00%, due 08/15/45	407,851
75,816	GNMA, Pool # MA0624, 3.00%, due 12/20/42	77,637
342,976	GNMA, Pool # MA0625, 3.50%, due 12/20/42	357,973
196,568	GNMA, Pool # MA0698, 3.00%, due 01/20/43	201,291
674,597	GNMA, Pool # MA0851, 3.00%, due 03/20/43	690,806
114,932	GNMA, Pool # MA1156, 3.00%, due 07/20/43	117,693
160,813	GNMA, Pool # MA1599, 3.00%, due 01/20/44	164,678
324,409	GNMA, Pool # MA2372, 4.00%, due 11/20/44	342,221
316,964	GNMA, Pool # MA3377, 4.00%, due 01/20/46	334,333
589,209	GNMA, Pool # MA3873, 3.00%, due 08/20/46	603,368
232,112	GNMA, Pool # MA4125, 2.50%, due 12/20/46	233,543
3,730,436	GNMA I, Pool # 784369, 4.00%, due 08/15/45	3,983,460
468,538	GNMA I, Pool # 784605, 4.50%, due 01/15/42	505,170
536,037	GNMA I, Pool # 784699, 5.00%, due 04/15/48	562,446
1,471,194	GNMA II, Pool # 796468, 4.00%, due 09/20/42	1,529,939
1,290,021	GNMA II, Pool # AV9421, 3.50%, due 11/20/46	1,337,028
918,704	GNMA II, Pool # AY7555, 3.50%, due 04/20/47	952,180
533,151	GNMA II, Pool # MA0462, 3.50%, due 10/20/42	556,525
531,788	GNMA II, Pool # MA0852, 3.50%, due 03/20/43	554,878
441,722	GNMA II, Pool # MA1376, 4.00%, due 10/20/43	466,345
454,351	GNMA II, Pool # MA2371, 3.50%, due 11/20/44	471,626
361,852	GNMA II, Pool # MA2825, 3.00%, due 05/20/45	370,549
790,365	GNMA II, Pool # MA3310, 3.50%, due 12/20/45	822,826
464,416	GNMA II, Pool # MA3455, 4.00%, due 02/20/46	488,163
814,202	GNMA II, Pool # MA3456, 4.50%, due 02/20/46	862,674
1,692,913	GNMA II, Pool # MA3803, 3.50%, due 07/20/46	1,752,550
546,564	GNMA II, Pool # MA4004, 3.50%, due 10/20/46	565,819
302,371	GNMA II, Pool # MA4071, 4.50%, due 11/20/46	323,069
547,546	GNMA II, Pool # MA4263, 4.00%, due 02/20/47	571,794
728,057	GNMA II, Pool # MA4510, 3.50%, due 06/20/47	753,258
790,578	GNMA II, Pool # MA4585, 3.00%, due 07/20/47	809,151
977,468	GNMA II, Pool # MA4720, 4.00%, due 09/20/47	1,019,551
669,343	GNMA II, Pool # MA4838, 4.00%, due 11/20/47	697,936
389,699	GNMA II, Pool # MA5021, 4.50%, due 02/20/48	409,674
133,089	GNMA II, Pool # MA5079, 4.50%, due 03/20/48	139,544

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2019 (Unaudited)

Par Value ($)	Description	Value ($)

	Mortgage Backed Securities - U.S. Government Agency Obligations — continued
1,003,743	GNMA II, Pool # MA5466, 4.00%, due 09/20/48	1,040,969
973,099	GNMA II, Pool # MA5467, 4.50%, due 09/20/48	1,017,314

		203,160,602

	Municipal Obligations — 0.7%
60,000	Alabama Economic Settlement Authority, 4.26%, due 09/15/32	65,922
300,000	Bay Area Toll Authority, 6.26%, due 04/01/49	450,510
90,000	District of Columbia Water & Sewer Authority, 4.81%, due 10/01/14#	115,434
461,000	Municipal Electric Authority of Georgia, 6.64%, due 04/01/57	554,592
2,049,000	New Jersey Economic Development Authority, 2.94%, due 02/15/20‡‡	2,017,507
1,000,000	State of California General Obligation, 7.55%, due 04/01/39	1,585,060
695,000	State of Illinois, General Obligation, 5.00%, due 11/01/22	760,726
105,000	University of Virginia, 4.18%, due 09/01/17#	119,337

		5,669,088

	Sovereign Debt Obligations — 0.8%
181,000	Argentine Republic Government International Bond, 5.88%, due 01/11/28	138,126
135,000	Colombia Government International Bond, 7.38%, due 09/18/37	184,107
215,000	Export-Import Bank of India, 3.88%, due 02/01/28‡ 144A	221,061
600,000	Hashemite Kingdom of Jordan Government AID Bond, 3.00%, due 06/30/25	630,511
400,000	Hungary Government International Bond, 5.75%, due 11/22/23	454,093
200,000	Indonesia Government International Bond, 4.45%, due 02/11/24	212,672
220,000	Indonesia Government International Bond, 5.88%, due 01/15/24 144A	246,945
200,000	Japan Bank for International Cooperation, 3.38%, due 10/31/23	210,597
200,000	Panama Government International Bond, 4.00%, due 09/22/24	213,102
250,000	Province of Alberta Canada, 3.30%, due 03/15/28	267,582
100,000	Province of Manitoba Canada, 2.13%, due 06/22/26	99,262
145,000	Province of Ontario Canada, 3.40%, due 10/17/23	153,242
220,000	Province of Quebec Canada, 2.75%, due 04/12/27	228,745
150,000	Provincia de Buenos Aires, 7.88%, due 06/15/27 144A	112,126
246,000	Qatar Government International Bond, 3.38%, due 03/14/24 144A	254,518
520,000	Qatar Government International Bond, 5.10%, due 04/23/48 144A	620,750
375,000	Saudi Government International Bond, 2.88%, due 03/04/23 144A	379,922
235,000	Saudi Government International Bond, 4.00%, due 04/17/25 144A	250,488
445,000	Saudi Government International Bond, 4.38%, due 04/16/29 144A	481,770
330,000	Saudi Government International Bond, 5.25%, due 01/16/50 144A	376,048
400,000	Tokyo Metropolitan Government, 2.50%, due 06/08/22 144A	404,216
300,000	Turkey Government International Bond, 7.00%, due 06/05/20	307,182
90,000	Uruguay Government International Bond, 5.10%, due 06/18/50	101,476

		6,548,541

	U.S. Government and Agency Obligations — 18.8%
140,000	FHLMC, 1.38%, due 08/15/19	139,853
270,000	FNMA, 2.38%, due 01/19/23	275,400
315,000	FNMA, 2.50%, due 02/05/24	324,606
310,000	FNMA, 6.63%, due 11/15/30***	443,581
25,000	Tennessee Valley Authority, 7.13%, due 05/01/30	36,096
4,360,000	U.S. Treasury Bond, 2.75%, due 11/15/42	4,571,698

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2019 (Unaudited)

Par Value ($)		Description	Value ($)

		U.S. Government and Agency Obligations — continued
2,033,000		U.S. Treasury Bond, 2.75%, due 11/15/47	2,122,420
5,135,000		U.S. Treasury Bond, 3.00%, due 02/15/47	5,632,654
243,000		U.S. Treasury Bond, 3.00%, due 02/15/48	266,261
8,915,000		U.S. Treasury Bond, 3.00%, due 08/15/48	9,778,989
10,148,000		U.S. Treasury Bond, 3.00%, due 02/15/49	11,147,340
3,040,000		U.S. Treasury Bond, 3.63%, due 08/15/43	3,670,206
2,680,000		U.S. Treasury Bond, 3.75%, due 11/15/43	3,299,698
10,742,000		U.S. Treasury Bond, 4.50%, due 05/15/38	14,433,933
3,550,000		U.S. Treasury Bond, 5.25%, due 11/15/28	4,541,019
1,457,107		U.S. Treasury Inflation Indexed Bonds, 0.88%, due 01/15/29	1,534,370
1,740,000		U.S. Treasury Note, 1.13%, due 02/28/21	1,720,663
2,910,000		U.S. Treasury Note, 1.38%, due 04/30/21	2,889,028
1,640,000		U.S. Treasury Note, 1.63%, due 04/30/23	1,633,786
2,425,000		U.S. Treasury Note, 2.00%, due 11/30/20	2,430,352
14,485,000		U.S. Treasury Note, 2.00%, due 05/31/24	14,656,726
2,965,000		U.S. Treasury Note, 2.25%, due 04/30/21	2,990,191
14,495,000		U.S. Treasury Note, 2.25%, due 11/15/27	14,841,804
12,534,000		U.S. Treasury Note, 2.38%, due 02/29/24	12,888,477
4,970,000		U.S. Treasury Note, 2.38%, due 08/15/24	5,116,576
12,139,000		U.S. Treasury Note, 2.38%, due 05/15/29	12,545,846
2,395,000		U.S. Treasury Note, 2.50%, due 12/31/20	2,418,529
3,575,000		U.S. Treasury Note, 2.63%, due 02/15/29	3,770,438
5,285,000		U.S. Treasury Note, 2.75%, due 09/15/21	5,403,087
4,420,000		U.S. Treasury Note, 3.13%, due 11/15/28	4,848,705

			150,372,332

		TOTAL DEBT OBLIGATIONS (COST $773,681,563)	786,275,565

Number of Contracts	Notional Value ($)	Description	Value ($)

		OPTIONS PURCHASED — 0.0%

		Purchased Futures Options — 0.0%

		Put Options — 0.0%
47	11,567,288	Eurodollar Mid-Curve 1-Year Futures Option with JP Morgan Securities LLC, Strike Price $97.75, Expires 07/12/19	294
47	11,567,288	Eurodollar Mid-Curve 1-Year Futures Option with JP Morgan Securities LLC, Strike Price $98.25, Expires 07/12/19	2,350
115	28,302,938	Eurodollar Mid-Curve 1-Year Futures Option with JP Morgan Securities LLC, Strike Price $98.13, Expires 07/12/19	2,156
47	11,567,288	Eurodollar Mid-Curve 1-Year Futures Option with JP Morgan Securities LLC, Strike Price $98.25, Expires 08/16/19	6,756
47	11,567,288	Eurodollar Mid-Curve 1-Year Futures Option with JP Morgan Securities LLC, Strike Price $97.75, Expires 08/16/19	294
47	11,567,288	Eurodollar Mid-Curve 1-Year Futures Option with JP Morgan Securities LLC, Strike Price $98.25, Expires 09/13/19	9,400
47	11,567,288	Eurodollar Mid-Curve 1-Year Futures Option with JP Morgan Securities LLC, Strike Price $97.75, Expires 09/13/19	588

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2019 (Unaudited)

Number of Contracts	Notional Value ($)	Description	Value ($)

		Purchased Futures Options — continued

		Put Options — continued
34	4,350,938	U.S. Treasury Note 10-Year Futures Option with JP Morgan Securities LLC, Strike Price $123.00, Expires 07/26/19	531
34	4,350,938	U.S. Treasury Note 10-Year Futures Option with JP Morgan Securities LLC, Strike Price $126.00, Expires 07/26/19	2,656
104	22,378,688	U.S. Treasury Note 2-Year Futures Option with JP Morgan Securities LLC, Strike Price $107.00, Expires 08/23/19	11,375

		TOTAL FUTURES OPTIONS PURCHASED (PREMIUMS PAID $116,216)	36,400

		TOTAL OPTIONS PURCHASED (PREMIUMS PAID $116,216)	36,400

Par Value ($)		Description	Value ($)

		SHORT-TERM INVESTMENTS — 0.9%

		Mutual Fund - Securities Lending Collateral — 0.9%
6,731,855		State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.31%## ****	6,731,855

		TOTAL MUTUAL FUND — SECURITIES LENDING COLLATERAL (COST $6,731,855)	6,731,855

		TOTAL INVESTMENTS BEFORE TBA SALE COMMITMENTS — 99.3% (Cost $780,529,634)	793,043,820

		TBA Sale Commitments — (0.1)%
(500,000)		FNMA TBA, 2.50%, due 08/13/49	(495,820)

		TOTAL TBA SALE COMMITMENTS (PROCEEDS $493,203)	(495,820)

		TOTAL INVESTMENTS NET OF TBA SALE COMMITMENTS — 99.2% (Cost $780,036,431)	792,548,000

		Other Assets and Liabilities (net) — 0.8%	6,028,767

		NET ASSETS — 100.0%	$798,576,767

		Notes to Schedule of Investments:

		ACES — Alternative Credit Enhancement Securities

		CLO — Collateralized Loan Obligation

		CMT — Constant Maturing Treasury Rate

		FHLMC — Federal Home Loan Mortgage Corporation

		FNMA — Federal National Mortgage Association

		GNMA — Government National Mortgage Association

		IO — Interest Only

		MTN — Medium Term Note

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

REIT — Real Estate Investment Trust

REMIC — Real Estate Mortgage Investment Conduit

TBA — To Be Announced

#	Year of maturity is greater than 2100.

##	The rate disclosed is the 7 day net yield as of June 30, 2019.

*	Non-income producing security

**	All or a portion of this security is pledged for open futures collateral.

***	All or a portion of this security is pledged for open futures and open centrally cleared swaps collateral.

****	Represents an investment of securities lending cash collateral.

*****	Securities fair valued by the Valuation Committee as approved by the Board of Trustees. The total market value of the securities at period end is $572 which represents 0.0% of net assets. The aggregate tax cost of these securities held at June 30, 2019 was $1,565,555.

^	Level 3 — significant unobservable inputs were used in determining the value of this portfolio security.

†	Variable or floating rate note. Rate shown is as of June 30, 2019.

◆	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.

◆◆	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

††	Debt obligation initially issued in zero coupon form which converts to coupon form at a specific rate and date. The rate shown is the rate at period end.

†††	Security is currently in default.

††††	When-issued security.

†††††	Security is perpetual and has no stated maturity date.

‡	All or a portion of this security is out on loan.

‡‡	Interest rate presented is yield to maturity.

‡‡‡	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

‡‡‡‡	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of period end, the market value of restricted securities was $189,848, which is 0.0% of net assets. See details shown in the Restricted Securities table that follows.

144A	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total market value of the securities at period end is $131,251,631 which represents 16.4% of net assets.

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

At June 30, 2019, the Fund held the following restricted security:

Restricted Security	Acquistion Date	Principal Amount		Cost	Value
Credit Suisse Mortgage Trust, 3.83%, due 08/25/37	11/28/18	USD $	179,662	$179,662	$189,848

					$189,848

Futures Contracts

Number of Contracts	Description	Expiration Date	Notional Value	Market Value/ Unrealized Appreciation (Depreciation)
Buys
88	U.S. Treasury Note 10-Year	Sep 2019	$11,261,250	$164,532
38	U.S. Treasury Note 2-Year	Sep 2019	8,176,828	45,518
150	U.S. Treasury Note 5-Year	Sep 2019	17,723,437	279,071
28	U.S. Ultra 10-Year	Sep 2019	3,867,500	122,658
87	U.S. Ultra Bond	Sep 2019	15,447,938	646,885

				$1,258,664

Sales
49	U.S. Long Bond	Sep 2019	$7,624,094	$(299,107)

Written Options

Written Futures Options

Type of Contract	Counterparty	Number of Contracts	Notional Value	Premiums Received	Value at June 30, 2019
Put — Eurodollar Mid-Curve 1-Year Futures Option	JP Morgan Securities LLC	115	$(28,302,938)	$(4,143)	$(719)
Strike @ $97.88
Expires 07/12/2019
Put — Eurodollar Mid-Curve 1-Year Futures Option	JP Morgan Securities LLC	94	(23,134,575)	(5,737)	(587)
Strike @ $98.00
Expires 07/12/2019
Put — Eurodollar Mid-Curve 1-Year Futures Option	JP Morgan Securities LLC	94	(23,134,575)	(10,437)	(3,525)
Strike @ $98.00
Expires 08/16/2019
Put — Eurodollar Mid-Curve 1-Year Futures Option	JP Morgan Securities LLC	94	(23,134,575)	(13,962)	(5,875)
Strike @ $98.00
Expires 09/13/2019
Put — U.S. Treasury Note 10-Year Futures Option	JP Morgan Securities LLC	68	(8,701,875)	(10,530)	(1,063)

Strike @ $124.50 Expires 07/26/2019					(11,769)

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

Centrally Cleared Interest Rate Swaps

Payments Received by Fund	Payments Made by Fund	Maturity Date	Upfront Premiums Paid (Received)	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Overnight Federal Funds Effective Rate (12M)	2.58%	08/15/28	$(123,603)	$6,783,600	$(516,961)	$(393,358)
Overnight Federal Funds Effective Rate (12M)	2.41%	02/12/25	117	2,295,000	(108,427)	(108,544)
Overnight Federal Funds Effective Rate (12M)	2.37%	03/23/21	92	4,545,000	(60,298)	(60,390)
Overnight Federal Funds Effective Rate (12M)	2.27%	01/31/26	(3,617)	488,000	(21,411)	(17,794)
Overnight Federal Funds Effective Rate (12M)	2.07%	02/15/27	(336)	920,000	(29,859)	(29,523)
Overnight Federal Funds Effective Rate (12M)	1.96%	02/15/27	102	265,000	(6,624)	(6,726)
Overnight Federal Funds Effective Rate (12M)	1.95%	03/29/24	124	4,490,000	(90,821)	(90,945)
Overnight Federal Funds Effective Rate (12M)	1.82%	02/15/27	20,041	1,447,000	(21,396)	(41,437)
2.17%	Overnight Federal Funds Effective Rate (12M)	03/31/21	(255)	1,726,000	17,492	17,747
3-Month USD LIBOR	3.11%	07/31/25	340	2,709,000	(206,411)	(206,751)
3-Month USD LIBOR	3.00%	05/31/25	49	120,000	(8,187)	(8,236)
3-Month USD LIBOR	2.84%	08/15/28	(3,212)	1,662,000	(129,032)	(125,820)
3-Month USD LIBOR	2.66%	11/15/43	103	145,000	(13,024)	(13,127)
3-Month USD LIBOR	2.33%	11/15/24	12,963	3,810,000	(110,679)	(123,642)
3-Month USD LIBOR	2.29%	05/15/27	101	130,000	(4,118)	(4,219)
3-Month USD LIBOR	2.21%	01/08/26	—	7,920,000	(196,228)	(196,228)
3-Month USD LIBOR	2.18%	08/15/24	1,488	385,000	(7,863)	(9,351)
3-Month USD LIBOR	2.17%	08/15/24	10,977	7,885,000	(158,891)	(169,868)
3-Month USD LIBOR	1.88%	04/30/26	(391)	125,000	(623)	(232)
12-Month USD LIBOR	1.90%	02/15/27	797	390,000	(7,888)	(8,685)

						$(1,597,129)

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

Asset Class Summary (Unaudited)	% of Net Assets
Debt Obligations	98.4
Futures Contracts	0.1
Options Purchased	0.0 *
Written Options	0.0 *
TBA Sale Commitments	(0.1)
Swaps	(0.2)
Short-Term Investments	0.9
Other Assets and Liabilities (net)	0.9

100.0%

* Amount rounds to zero.

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments

(showing percentage of net assets)

June 30, 2019 (Unaudited)

Par Value**	Description	Value ($)

	DEBT OBLIGATIONS — 92.9%

	Asset Backed Securities — 3.0%
1,090,000	Aegis Asset Backed Securities Trust, Series 2005-5, Class M1, 2.83% (1 mo. USD LIBOR plus 0.430%), due 12/25/35†	1,072,071
250,000	AMMC CLO, Ltd., Series 2017-20A, Class D, 5.99% (3 mo. USD LIBOR plus 3.400%), due 04/17/29† 144A	248,994
965,000	Applebee’s Funding LLC/IHOP Funding LLC, Series 2019-1A, Class A2I, 4.19%, due 06/07/49 144A	979,805
1,290,000	Asset Backed Securities Corp. Home Equity Loan Trust Series OOMC, Series 2006-HE5, Class M1, 2.68% (1 mo. USD LIBOR plus 0.280%), due 07/25/36†	1,064,351
660,000	Avery Point VI CLO, Ltd., Series 2015-6A, Class DR, 5.52%, due 08/05/27◆◆ 144A	653,094
250,000	Benefit Street Partners CLO IV, Ltd., Series 2014-IVA, Class CRR, 6.39%, due 01/20/29◆◆ 144A	250,655
250,000	BlueMountain CLO, Ltd., Series 2012-2A, Class AR2, 3.57%, due 11/20/28◆◆ 144A	250,054
790,000	BMW Vehicle Lease Trust, Series 2018-1, Class A3, 3.26%, due 07/20/21	800,503
385,000	California Republic Auto Receivables Trust, Series 2018-1, Class C, 3.87%, due 10/16/23	397,060
250,000	California Street CLO IX, LP, Series 2012-9A, Class AR2, 1.00% (3 mo. USD LIBOR plus 1.320%), due 07/16/32† †††† 144A	250,000
380,000	California Street CLO IX, LP, Series 2012-9A, Class ER, 9.78% (3 mo. USD LIBOR plus 7.180%), due 10/16/28† 144A	379,491
660,000	Carlyle Global Market Strategies CLO, Ltd., Series 2014-2RA, Class A1, 3.57%, due 05/15/3◆◆ 144A	656,326
600,000	Catskill Park CLO, Ltd., Series 2017-1A, Class D, 8.59% (3 mo. USD LIBOR plus 6.000%), due 04/20/29† 144A	581,012
200,000	CCG Receivables Trust, Series 2018-1, Class C, 3.42%, due 06/16/25 144A	202,960
330,000	Cent CLO, Ltd., Series 2015-24A, Class CR, 5.75%, due 10/15/26◆◆ 144A	330,130
607,600	Coinstar Funding LLC, Series 2017-1A, Class A2, 5.22%, due 04/25/47 144A	622,835
250,000	Cumberland Park CLO, Ltd., Series 2015-2A, Class ER, 8.24%, due 07/20/28◆◆ 144A	246,792
324,231	Diamond Resorts Owner Trust, Series 2018-1, Class C, 4.53%, due 01/21/31 144A	328,541
650,000	DT Auto Owner Trust, Series 2018-2A, Class D, 4.15%, due 03/15/24 144A	668,472
225,000	First Investors Auto Owner Trust, Series 2016-2A, Class D, 3.35%, due 11/15/22 144A	226,859
260,000	Flatiron CLO, Ltd., Series 2017-1A, Class A, 3.77% (3 mo. USD LIBOR plus 1.250%), due 05/15/30† 144A	260,156
250,000	Greywolf CLO IV, Ltd., Series 2019-1A, Class C, 6.54%, due 04/17/30◆◆ 144A	250,398
470,680	GSAA Home Equity Trust, Series 2007-7, Class A4, 2.67% (1 mo. USD LIBOR plus 0.270%), due 07/25/37†	458,848
499,932	Invitation Homes Trust, Series 2018-SFR1, Class E, 4.39%, due 03/17/37◆◆ 144A	501,550
1,190,000	Jack In The Box Funding LLC, Series 2019-1A, Class A21, 3.98%, due 08/25/49◆◆ 144A	1,093,034
250,000	KKR CLO, Ltd., Series 11, Class AR, 3.78%, due 01/15/31◆◆ 144A	250,012
250,000	LCM CLO XXII, Ltd., Series 22A, Class DR, 8.09%, due 10/20/28◆◆ 144A	237,786

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2019 (Unaudited)

Par Value**	Description	Value ($)

	Asset Backed Securities — continued
353,253	Legacy Mortgage Asset Trust, Series 2019-GS1, Class A1, 4.00%, due 01/25/59†† 144A	360,047
670,000	Madison Park Funding XXI, Ltd., Series 2016-21A, Class A1, 4.11% (3 mo. USD LIBOR plus 1.530%), due 07/25/29† 144A	672,427
360,000	Madison Park Funding XXVI, Ltd., Series 2007-4A, Class AR, 3.78%, due 07/29/30◆◆ 144A	360,291
227,575	MAPS, Ltd., Series 2018-1A, Class A, 4.21%, due 05/15/43 144A	233,466
227,575	MAPS, Ltd., Series 2018-1A, Class B, 5.19%, due 05/15/43 144A	232,163
1,394,295	Mill City Solar Loan, Ltd., Series 2019-1A, Class A, 4.34%, due 03/20/43 144A	1,441,524
575,000	Navient Private Education Refi Loan Trust, Series 2018-CA, Class B, 4.22%, due 06/16/42 144A	612,636
250,000	Neuberger Berman CLO XVII, Ltd., Series 2014-17A, Class ER, 9.14% (3 mo. USD LIBOR plus 6.550%), due 04/22/29† 144A	245,667
500,000	Oaktree CLO, Ltd., Series 2015-1A, Class DR, 7.79%, due 10/20/27◆◆ 144A	488,757
250,000	Oaktree CLO, Ltd., Series 2019-1A, Class D, 6.38%, due 04/22/30◆◆ 144A	250,663
250,000	Octagon Investment Partners CLO XXIII, Ltd., Series 2015-1A, Class ER, 8.35%, due 07/15/27◆◆ 144A	248,028
280,000	OneMain Financial Issuance Trust, Series 2018-1A, Class D, 4.08%, due 03/14/29 144A	284,937
530,000	OZLM VII CLO, Ltd., Series 2014-7RA, Class CR, 5.59%, due 07/17/29◆◆ 144A	519,661
750,000	OZLM XII CLO, Ltd., Series 2015-12A, Class CR, 5.58%, due 04/30/27◆◆ 144A	735,940
709,638	Planet Fitness Master Issuer LLC, Series 2018-1A, Class A2II, 4.67%, due 09/05/48 144A	745,964
250,000	PPM CLO 3 Ltd, Series 2019-3A, Class A, 3.85%, due 07/17/30◆◆ 144A	250,126
180,000	Saranac CLO III, Ltd., Series 2014-3A, Class DR, 5.59%, due 06/22/30◆◆ 144A	177,885
272,000	SLM Private Credit Student Loan Trust, Series 2003-A, Class A3, 4.28% (28 day ARS), due 06/15/32†	272,348
132,000	SLM Private Credit Student Loan Trust, Series 2003-B, Class A3, 4.30% (28 day ARS), due 03/15/33†	132,047
360,000	Sound Point CLO XXIII, Series 2019-2A, Class A1, 3.88%, due 04/15/32◆◆ 144A	360,344
750,000	THL Credit Wind River CLO, Ltd., Series 2016-1A, Class ER, 8.15%, due 07/15/28◆◆ 144A	736,415
340,000	Venture CLO, Ltd., Series 2018-31A, Class A1, 3.62%, due 04/20/31◆◆ 144A	335,835
330,974	VOLT LXVIII LLC, Series 2018-NPL4, Class A1A, 4.34%, due 07/27/48†† 144A	334,454
500,000	Voya CLO, Ltd., Series 2015-2A, Class ER, 7.99%, due 07/23/27◆◆ 144A	488,305
215,000	Wendy’s Funding LLC, Series 2019-1A, Class A2I, 3.78%, due 06/15/49 144A	217,173
260,000	Westlake Automobile Receivables Trust, Series 2018-3A, Class D, 4.00%, due 10/16/23 144A	266,738
410,000	Whitehorse CLO XII, Ltd., Series 2018-12A, Class D, 6.25%, due 10/15/31◆◆ 144A	407,983

		24,673,613

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2019 (Unaudited)

Par Value**	Description	Value ($)

	Bank Loans — 5.6%
797,959	1011778 B.C. Unlimited Liability Co., Term Loan B3, 4.65% (1 mo. USD LIBOR plus 2.250%), due 02/16/24†	793,595
504,861	Albany Molecular Research, Inc., 2017 1st Lien Term Loan, 5.65% (1 mo. USD LIBOR plus 3.250%), due 08/30/24†	496,657
1,110,518	Albertsons, LLC, USD 2017 Term Loan B5, 5.31% (3 mo. USD LIBOR plus 3.000%), due 12/21/22†	1,112,214
259,338	Albertsons, LLC, USD 2017 Term Loan B6, 5.40% (1 mo. USD LIBOR plus 3.000%), due 06/22/23†	259,483
34,234	Allied Universal Holdco LLC, 2019 Delayed Draw Term Loan, TBD, due 06/26/26###	34,199
345,766	Allied Universal Holdco LLC, 2019 Term Loan B, TBD, due 06/26/26###	345,405
397,980	Alterra Mountain Company, Term Loan B1, 5.40% (1 mo. USD LIBOR plus 3.000%), due 07/31/24†	396,923
703,528	American Axle & Manufacturing, Inc., Term Loan B, 4.84% (1 mo. USD LIBOR plus 2.250%), due 04/06/24†	689,721
259,348	AppLovin Corp., 2018 Term Loan B, 5.90% (1 mo. USD LIBOR plus 3.500%), due 08/15/25†	259,024
9,971	Asurion LLC, 2017 Term Loan B4, 5.40% (1 mo. USD LIBOR plus 3.000%), due 08/04/22†	9,960
1,384,609	Asurion LLC, 2018 Term Loan B6, 5.40% (1 mo. USD LIBOR plus 3.000%), due 11/03/23†	1,383,398
417,940	Asurion LLC, 2018 Term Loan B7, 5.40% (1 mo. USD LIBOR plus 3.000%), due 11/03/24†	417,548
418,950	Athenahealthy, Inc., 2019 Term Loan B, 7.05% (3 mo. USD LIBOR plus 4.500%), due 02/11/26†	418,819
505,972	Avolon TLB Borrower 1 (US) LLC, Term Loan B3, 4.13% (1 mo. USD LIBOR plus 1.750%), due 01/15/25†	505,796
841,065	Bass Pro Group, LLC, Term Loan B, 7.40% (1 mo. USD LIBOR plus 5.000%), due 09/25/24†	805,052
330,000	Berry Global, Inc., Term Loan Q, 4.41% (1 mo. USD LIBOR plus 2.000%), due 10/01/22†	328,175
482,434	Boyd Gaming Corp., Term Loan B3, 4.62% (1 mo. USD LIBOR plus 2.250%), due 09/15/23†	480,685
207,900	BrightView Landscapes, LLC, 2018 1st Lien Term Loan B, 4.94% (1 mo. USD LIBOR plus 2.500%), due 08/15/25†	208,030
9,975	Brookfield WEC Holdings Inc., 2018 1st Lien Term Loan, 5.90% (1 mo. USD LIBOR plus 3.500%), due 08/01/25†	9,981
504,874	Caesars Resort Collection, LLC, 2017 1st Lien Term Loan B, 5.15% (1 mo. USD LIBOR plus 2.750%), due 12/22/24†	496,219
513,993	Camelot UK Holdco, Ltd., 2017 Repriced Term Loan, 5.65% (1 mo. USD LIBOR plus 3.250%), due 10/03/23†	515,728
504,674	CEC Entertainment, Inc., Term Loan B, 5.65% (1 mo. USD LIBOR plus 3.250%), due 02/14/21†	501,835
1,343,011	Change Healthcare Holdings LLC, 2017 Term Loan B, 5.15% (1 mo. USD LIBOR plus 2.750%), due 03/01/24†	1,334,338
29,924	CityCenter Holdings, LLC, 2017 Term Loan B, 4.65% (1 mo. USD LIBOR plus 2.250%), due 04/18/24†	29,860
660,000	CommScope, Inc., 2019 Term Loan B, 5.65% (1 mo. USD LIBOR plus 3.250%), due 04/06/26†	660,082

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2019 (Unaudited)

Par Value**	Description	Value ($)

	Bank Loans — continued
504,874	Dell International LLC, 2017 Term Loan B, 4.41% (1 mo. USD LIBOR plus 2.000%), due 09/07/23†	502,813
418,882	DigiCert, Inc., 2017 Term Loan B1, 6.40% (1 mo. USD LIBOR plus 4.000%), due 10/31/24†	418,097
99,749	Edelman Financial Center, LLC, 2018 1st Lien Term Loan, TBD, due 07/21/25###	99,671
813,123	Falcon Aerospace, Ltd., 2017 Term Loan A, 4.58%, due 02/15/42 144A	817,189
288,515	First Data Corp., 2017 USD Term Loan, 4.40% (1 mo. USD LIBOR plus 2.000%), due 07/08/22†	288,515
360,000	First Data Corp., 2024 USD Term Loan, 4.40% (1 mo. USD LIBOR plus 2.000%), due 04/26/24†	360,000
29,925	First Eagle Investment Management, LLC, 2018 Term Loan B, 5.08% (1 mo. USD LIBOR plus 2.750%), due 12/26/24†	29,931
999,746	Four Seasons Hotels, Ltd., New 1st Lien Term Loan, 4.40% (1 mo. USD LIBOR plus 2.000%), due 11/30/23†	998,887
1,218,307	Frontier Communications Corp., 2017 Term Loan B1, 6.16% (1 mo. USD LIBOR plus 3.750%), due 06/15/24†	1,197,495
418,931	Garda World Security Corp., 2017 Term Loan, TBD, due 05/24/24###	416,680
198,982	Garda World Security Corp., 2017 Term Loan, 6.02% (3 mo. USD LIBOR plus 3.500%), due 05/24/24†	197,913
509	Garda World Security Corp., 2017 Term Loan, 8.00% (PRIME plus 2.500%), due 05/24/24†	506
631,414	GFL Environmental Inc., 2018 USD Term Loan B, 5.40% (1 mo. USD LIBOR plus 3.000%), due 05/30/25†	621,785
267,302	Global Business Travel Holdings, Ltd., 2018 Term Loan B, 5.04% (3 mo. USD LIBOR plus 2.500%), due 08/13/25†	268,304
159,599	Global Tel*Link Corp., 2018 1st Lien Term Loan, 6.65% (1 mo. USD LIBOR plus 4.250%), due 11/29/25†	154,452
246,410	GlobalTranz Enterprises, Inc., 2019 Term Loan, TBD, due 05/15/26###	238,402
53,522	Golden Nugget, Inc., 2017 Incremental Term Loan B, 5.14% (1 mo. USD LIBOR plus 2.750%), due 10/04/23†	53,150
66,762	Golden Nugget, Inc., 2017 Incremental Term Loan B, 5.15% (1 mo. USD LIBOR plus 2.750%), due 10/04/23†	66,298
507,236	GrafTech Finance, Inc., 2018 Term Loan B, 5.90% (1 mo. USD LIBOR plus 3.500%), due 02/12/25†	499,152
400,000	HC Group Holdings II, Inc., Term Loan B, TBD, due 05/21/26###	396,000
378,095	Hyland Software, Inc., 2018 Term Loan 3, 5.65% (1 mo. USD LIBOR plus 3.500%), due 07/01/24†	377,339
220,670	IAA Spinco Inc., Term Loan B, TBD, due 06/28/26###	221,774
1,555,000	iHeartCommunications, Inc., Exit Term Loan, TBD, due 05/01/26###	1,558,887
130,000	Intelsat Jackson Holdings SA, 2017 Term Loan B3, 6.15% (1 mo. USD LIBOR plus 3.750%), due 11/27/23†	128,741
504,742	Jaguar Holding Co. II, 2018 Term Loan, 4.90% (1 mo. USD LIBOR plus 2.500%), due 08/18/22†	502,309
389,020	Jane Street Group, LLC, 2018 Term Loan B, 5.40% (1 mo. USD LIBOR plus 3.000%), due 08/25/22†	387,399
703,680	Kraton Polymers, LLC, 2018 USD Term Loan, 4.90% (1 mo. USD LIBOR plus 2.500%), due 03/05/25†	702,712
510,000	Level 3 Financing, Inc., 2017 Term Loan B, 4.65% (1 mo. USD LIBOR plus 2.250%), due 02/22/24†	506,441

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2019 (Unaudited)

Par Value**	Description	Value ($)

	Bank Loans — continued
975,076	Life Time, Inc., 2017 Term Loan B, 5.27% (3 mo. USD LIBOR plus 2.750%), due 06/10/22†	972,463
69,724	McAfee, LLC, 2018 USD Term Loan B, 6.15% (1 mo. USD LIBOR plus 3.750%), due 09/30/24†	69,691
992,419	MEG Energy Corp., 2017 Term Loan B, 5.91% (1 mo. USD LIBOR plus 3.500%), due 12/31/23†	993,039
891,973	Meredith Corp., 2018 Term Loan B, 5.15% (1 mo. USD LIBOR plus 2.750%), due 01/31/25†	892,740
504,025	MGM Growth Properties Operating Partnership, LP, 2016 Term Loan B, 4.40% (1 mo. USD LIBOR plus 2.000%), due 03/21/25†	501,820
377,638	Michaels Stores, Inc., 2018 Term Loan B, 4.90% (1 mo. USD LIBOR plus 2.500%), due 01/30/23†	365,837
1,195,842	Midas Intermediate Holdco II, LLC, Incremental Term Loan B, 5.08% (1 mo. USD LIBOR plus 2.750%), due 08/18/21†	1,162,957
473,322	MPH Acquisition Holdings LLC, 2016 Term Loan B, 5.08% (3 mo. USD LIBOR plus 2.750%), due 06/07/23†	453,699
384,632	Natgasoline LLC, Term Loan B, 5.94% (3 mo. USD LIBOR plus 3.500%), due 11/14/25†	385,113
250,000	Nexstar Broadcasting, Inc., 2019 Term Loan B4, TBD, due 06/19/26###	249,427
410,000	Panther BF Aggregator 2 L P, Term Loan B, 5.90% (1 mo. USD LIBOR plus 3.500%), due 04/30/26	407,130
185,455	Phoenix Guarantor, Inc., Term Loan B, 6.92% (1 mo. USD LIBOR plus 4.500%), due 03/05/26†	184,798
306,632	Post Holdings, Inc., 2017 Series A Incremental Term Loan, 4.40% (1 mo. USD LIBOR plus 2.000%), due 05/24/24†	305,619
441,485	Prime Security Services Borrower, LLC, 2016 1st Lien Term Loan, 5.15% (1 mo. USD LIBOR plus 2.750%), due 05/02/22†	439,077
564,728	Quikrete Holdings, Inc., 2016 1st Lien Term Loan, 5.15% (1 mo. USD LIBOR plus 2.750%), due 11/15/23†	555,860
236,571	RadNet, Inc., Reprice Term Loan, 6.11% (3 mo. USD LIBOR plus 3.500%), due 06/30/23†	236,054
418,947	RegionalCare Hospital Partners Holdings, Inc., 2018 Term Loan B, 6.90% (1 mo. USD LIBOR plus 4.500%), due 11/17/25†	417,586
396,552	Reynolds Group Holdings, Inc., USD 2017 Term Loan, 5.15% (1 mo. USD LIBOR plus 2.750%), due 02/05/23†	394,141
504,887	Scientific Games International, Inc., 2018 Term Loan B5, 5.23% (1 mo. USD LIBOR plus 2.750%), due 08/14/24†	497,945
339,139	Securus Technologies Holdings, Inc., 2017 1st Lien Term Loan, 6.83% (3 mo. USD LIBOR plus 4.500%), due 11/01/24	318,579
367,772	Sophia, L.P., 2017 Term Loan B, 5.58% (3 mo. USD LIBOR plus 3.250%), due 09/30/22†	367,313
820,000	Staples, Inc., 7 Year Term Loan, 7.60% (1 mo. USD LIBOR plus 5.000%), due 04/16/26†	788,994
249,375	Starfruit Finco B.V, 2018 USD Term Loan B, 5.67% (1 mo. USD LIBOR plus 3.250%), due 10/01/25†	246,049
345,184	Stars Group Holdings B.V. (The), 2018 USD Incremental Term Loan, 5.83% (3 mo. USD LIBOR plus 3.500%), due 07/10/25†	345,615
650,242	Telenet Financing USD LLC, USD Term Loan AN, 4.64% (1 mo. USD LIBOR plus 2.250%), due 08/15/26†	644,213

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2019 (Unaudited)

Par Value**	Description	Value ($)

	Bank Loans — continued
423,903	TKC Holdings, Inc., 2017 1st Lien Term Loan, 6.16% (1 mo. USD LIBOR plus 3.750%), due 02/01/23†	415,425
463,471	Trans Union, LLC, Term Loan B3, 4.40% (1 mo. USD LIBOR plus 2.000%), due 04/10/23†	463,430
634,782	TransDigm, Inc., 2018 Term Loan E, 4.83% (1 mo. USD LIBOR plus 0.025%), due 05/30/25†	621,576
320,000	Travelport Finance (Luxembourg) S.a.r.l., 2019 Term Loan, 7.54% (3 mo. USD LIBOR plus 5.000%), due 05/29/26	302,160
410,000	U.S. Renal Care, Inc., 2019 Term Loan B, TBD, due 06/26/26###	403,484
761,599	Uber Technologies, 2018 Incremental Term Loan, 5.90% (1 mo. USD LIBOR plus 3.500%), due 07/13/23†	761,520
793,555	Uber Technologies, 2018 Term Loan, 6.41% (1 mo. USD LIBOR plus 4.000%), due 04/04/25†	795,043
60,000	UFC Holdings, LLC, 2019 Term Loan, 5.66% (1 mo. USD LIBOR plus 3.250%), due 04/29/26	60,027
420,000	Ultimate Software Group, Inc. (The), Term Loan B, 6.08% (3 mo. USD LIBOR plus 3.750%), due 05/04/26	421,208
249,873	UPC Financing Partnership, USD Term Loan AR, 4.89% (1 mo. USD LIBOR plus 2.500%), due 01/15/26†	249,820
963,979	Valeant Pharmaceuticals International, Inc., 2018 Term Loan B, 5.41% (1 mo. USD LIBOR plus 3.000%), due 06/02/25†	964,581
510,000	VICI Properties 1 LLC, Replacement Term Loan B, 4.40% (1 mo. USD LIBOR plus 2.000%), due 12/20/24†	505,166
420,000	Virgin Media Bristol LLC, USD Term Loan K, 4.89% (1 mo. USD LIBOR plus 2.500%), due 01/15/26†	419,008
1,039,643	Wall Street Systems Delaware, Inc., 2017 Term Loan B, 5.65% (1 mo. USD LIBOR plus 3.000%), due 11/21/24†	1,011,486
139,293	Wink Holdco, Inc., 1st Lien Term Loan B, 5.40% (1 mo. USD LIBOR plus 3.000%), due 12/02/24†	136,681
985,000	Ziggo Secured Finance Partnership, USD Term Loan E, 4.89% (1 mo. USD LIBOR plus 2.500%), due 04/15/25†	966,599

		45,196,542

	Convertible Debt — 0.3%
230,000	Cheniere Energy, Inc., 4.25%, due 03/15/45	181,263
550,000	DISH Network Corp., 3.38%, due 08/15/26	536,076
130,000	Liberty Latin America, Ltd., 2.00%, due 07/15/24 144A	131,533
750,000	Liberty Media Corp., 2.13%, due 03/31/48 144A	731,719
230,000	Teva Pharmaceutical Finance Co. LLC, 0.25%, due 02/01/26	211,456
320,000	Twitter, Inc., 1.00%, due 09/15/21	307,070
190,000	Vishay Intertechnology, Inc., 2.25%, due 06/15/25	175,275
480,000	Whiting Petroleum Corp., 1.25%, due 04/01/20	465,600

		2,739,992

	Corporate Debt — 27.1%
400,000	1011778 B.C. Unlimited Liability Co./New Red Finance, Inc., 4.25%, due 05/15/24‡ 144A	405,500
1,000,000	1MDB Global Investments, Ltd., Reg S, 4.40%, due 03/09/23‡‡‡	950,620
490,000	ABN AMRO Bank NV, 4.75%, due 07/28/25 144A	526,281

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2019 (Unaudited)

Par Value**		Description	Value ($)

		Corporate Debt — continued
770,000		Abu Dhabi Crude Oil Pipeline LLC, 3.65%, due 11/02/29 144A	811,260
750,000		Acwa Power Management And Investments One, Ltd., 5.95%, due 12/15/39 144A	780,037
915,000		Adani Green Energy UP Ltd./Prayatna Developers Pvt. Ltd./Parampujya Solar Energ, 6.25%, due 12/10/24 144A	936,164
240,000		Advanced Micro Devices, Inc., 7.50%, due 08/15/22‡	271,800
245,000		AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.45%, due 04/03/26	258,772
175,000		AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.88%, due 01/16/24	188,040
1,115,000		AES Corp., 5.50%, due 04/15/25	1,160,994
375,000		AES Corp., 6.00%, due 05/15/26	399,375
375,000		AHP Health Partners, Inc., 9.75%, due 07/15/26‡ 144A	405,938
810,000		AIB Group Plc, 4.26%, due 04/10/25◆ 144A	834,548
440,000		Alcoa Nederland Holding BV, 6.13%, due 05/15/28 144A	460,900
360,000		Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.63%, due 07/15/26 144A	366,300
1,000,000		Altice France SA/France, 7.38%, due 05/01/26 144A	1,027,500
300,000		Altice Luxembourg SA, 10.50%, due 05/15/27 144A	309,000
50,000		Altria Group, Inc., 4.40%, due 02/14/26	53,545
180,000		Altria Group, Inc., 4.80%, due 02/14/29	193,804
10,540,000	MXN	America Movil SAB de CV, 7.13%, due 12/09/24	518,451
240,000		American Axle & Manufacturing, Inc., 6.50%, due 04/01/27	240,300
670,000		American Media LLC, 10.50%, due 12/31/26 144A	698,475
550,000		Amsted Industries, Inc., 5.63%, due 07/01/27 144A	574,750
200,000		Anglo American Capital Plc, 4.00%, due 09/11/27 144A	200,953
670,000		Anheuser-Busch InBev Worldwide, Inc., 5.55%, due 01/23/49	822,257
50,000		Anheuser-Busch InBev Worldwide, Inc., 5.80%, due 01/23/59	62,760
640,000		Aon Corp., 4.50%, due 12/15/28	704,983
375,000		AP Moller — Maersk AS, 4.50%, due 06/20/29 144A	381,141
350,000		ArcelorMittal, 7.00%, due 10/15/39	415,972
645,000		Archer-Daniels-Midland Co., 4.50%, due 03/15/49	754,265
200,000		ARD Securities Finance SARL, 8.75% (8.75% Cash or PIK), due 01/31/23 144A	202,500
1,430,000		Ardonagh Midco 3 Plc, 8.63%, due 07/15/23‡ 144A	1,351,350
715,000		Ardonagh Midco 3 Plc, Reg S, 8.63%, due 07/15/23‡‡‡	675,675
500,000	EUR	Arion Banki HF, (MTN), Reg S, 1.00%, due 03/20/23‡‡‡	568,489
203,000	EUR	Arion Banki HF, (MTN), Reg S, 1.63%, due 12/01/21‡‡‡	235,546
330,000		Ashtead Capital, Inc., 5.25%, due 08/01/26 144A	345,675
330,000		ASP AMC Merger Sub, Inc., 8.00%, due 05/15/25 144A	198,825
730,000		AT&T, Inc., 4.85%, due 03/01/39	784,899
540,000		Avolon Holdings Funding, Ltd., 4.38%, due 05/01/26 144A	556,443
260,000		Avolon Holdings Funding, Ltd., 5.13%, due 10/01/23 144A	275,860
703,000		Avolon Holdings Funding, Ltd., 5.25%, due 05/15/24 144A	752,836
380,000		AXIS Specialty Finance LLC, 3.90%, due 07/15/29	387,984
400,000		Baidu, Inc., 3.88%, due 09/29/23	415,078
800,000		Banco Bilbao Vizcaya Argentaria SA, 6.13%◆ ††††† ‡	753,720
400,000	EUR	Banco Bilbao Vizcaya Argentaria SA, Reg S, 5.88%◆ ††††† ‡‡‡	472,172
215,000		Banco Mercantil del Norte SA, 6.75% (5 year CMT plus 4.967%)† ††††† 144A	215,000

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2019 (Unaudited)

Par Value**		Description	Value ($)

		Corporate Debt — continued
200,000		Banco Mercantil del Norte SA, 7.50% (10 year CMT plus 5.470%)† ††††† 144A	202,400
320,000		Banco Mercantil del Norte SA, 7.63% (10 year CMT plus 5.353%)† ††††† 144A	328,800
200,000		Banco Santander SA, 4.38%, due 04/12/28‡	213,029
835,000		Bank of America Corp., (MTN), 3.56%, due 04/23/27◆	872,354
700,000		Barclays Bank Plc, 7.63%, due 11/21/22	764,816
790,000		Barclays Plc, 5.09% (3 mo. USD LIBOR plus 3.054%), due 06/20/30†	808,917
210,000	GBP	Barclays Plc, 7.13% (5 year UK Government Bond plus 6.579%)† †††††	279,628
1,315,000		Barclays Plc, 8.00%due◆ †††††	1,380,046
310,000		Bausch Health Americas, Inc., 8.50%, due 01/31/27‡ 144A	341,626
270,000		Bausch Health Americas, Inc., 9.25%, due 04/01/26 144A	302,751
120,000		Bausch Health Cos., Inc., 7.00%, due 03/15/24 144A	127,812
150,000		Beacon Roofing Supply, Inc., 4.88%, due 11/01/25‡ 144A	149,063
349,000		Becton Dickinson and Co., 3.19%, due 12/29/20◆◆	349,057
482,000		Berry Petroleum Co. LLC, 7.00%, due 02/15/26‡ 144A	469,950
580,000		BioScrip, Inc., 8.88%, due 02/15/21	590,150
295,000		BlackRock, Inc., 3.25%, due 04/30/29	309,303
400,000		Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.63%, due 07/15/26 144A	405,000
180,000		BP Capital Markets America, Inc., 3.94%, due 09/21/28	196,223
440,000		Braskem Netherlands Finance BV, 4.50%, due 01/10/28 144A	446,710
160,000		Bristol-Myers Squibb Co., 4.25%, due 10/26/49 144A	177,127
650,000		Bruin E&P Partners LLC, 8.88%, due 08/01/23 144A	549,250
805,000		Cabot Corp., 4.00%, due 07/01/29	817,179
800,000	EUR	CaixaBank SA, Reg S, 5.25%◆ ††††† ‡‡‡	858,031
1,600,000		Capital One NA, 2.35%, due 01/31/20	1,599,446
320,000		Carriage Services, Inc., 6.63%, due 06/01/26 144A	329,600
220,000		CCO Holdings LLC/CCO Holdings Capital Corp., 5.00%, due 02/01/28 144A	225,214
530,000		CCO Holdings LLC/CCO Holdings Capital Corp., 5.13%, due 02/15/23	539,699
200,000		CCO Holdings LLC/CCO Holdings Capital Corp., 5.25%, due 09/30/22	203,395
330,000		CCO Holdings LLC/CCO Holdings Capital Corp., 5.50%, due 05/01/26 144A	346,187
385,000		CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, due 02/15/26 144A	404,731
230,000		CDK Global, Inc., 5.25%, due 05/15/29 144A	238,625
345,000		Celulosa Arauco y Constitucion SA, 4.25%, due 04/30/29 144A	363,803
519,000		Celulosa Arauco y Constitucion SA, 5.50%, due 04/30/49‡ 144A	548,194
230,000		Centene Corp., 5.38%, due 06/01/26 144A	242,363
80,000		Charter Communications Operating LLC/Charter Communications Operating Capital, 4.20%, due 03/15/28	83,176
150,000		Charter Communications Operating LLC/Charter Communications Operating Capital, 5.38%, due 04/01/38	160,886
700,000		Chesapeake Energy Corp., 8.00%, due 06/15/27‡	620,375
890,000		China Evergrande Group, Reg S, 8.75%, due 06/28/25‡‡‡	791,310
1,000,000		Cigna Corp., 3.06%, due 09/17/21◆◆ 144A	1,000,456
1,000,000		Cigna Corp., 3.75%, due 07/15/23 144A	1,041,840
765,000		Cigna Corp., 4.38%, due 10/15/28 144A	826,044
635,000	EUR	Cirsa Finance International Sarl, Reg S, 6.25%, due 12/20/23‡‡‡	787,704
450,000		CIT Group, Inc., 5.25%, due 03/07/25	494,437
170,000		Citigroup, Inc., 4.65%, due 07/30/45	196,093

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2019 (Unaudited)

Par Value**		Description	Value ($)

		Corporate Debt — continued
550,000		Citigroup, Inc., 6.30% (3 mo. USD LIBOR plus 3.423%)† †††††	571,706
630,000		Clear Channel Worldwide Holdings, Inc., 9.25%, due 02/15/24 144A	685,125
150,000		Cleaver-Brooks, Inc., 7.88%, due 03/01/23 144A	144,219
220,000		Cogent Communications Group, Inc., 5.38%, due 03/01/22 144A	228,800
420,000		Comcast Corp., 2.76%, due 10/01/21◆◆	421,785
580,000		Comcast Corp., 4.25%, due 10/15/30	647,839
360,000		Comcast Corp., 4.70%, due 10/15/48‡	422,237
190,000		CommScope Technologies LLC, 5.00%, due 03/15/27 144A	166,250
510,000		CONSOL Energy, Inc., 11.00%, due 11/15/25 144A	553,350
600,000	EUR	Cooperatieve Rabobank UA, Reg S, 4.63%◆ ††††† ‡‡‡	734,253
410,000		CoreCivic, Inc. REIT, 4.63%, due 05/01/23	400,263
525,000		Corp. Nacional del Cobre de Chile, 4.50%, due 09/16/25 144A	570,726
280,000		Country Garden Holdings Co., Ltd., Reg S, 7.25%, due 04/04/21‡‡‡	284,670
370,000		Covey Park Energy LLC/Covey Park Finance Corp., 7.50%, due 05/15/25 144A	268,250
575,000		Credit Agricole SA, 7.88% (USD 5 year swap rate plus 4.898%)† ††††† 144A	634,610
400,000		Credit Agricole SA, 8.13% (USD 5 year swap rate plus 6.185%)† ††††† 144A	463,797
300,000	EUR	Credit Agricole SA, Reg S, 6.50% (5 year EUR swap plus 5.120%)† ††††† ‡‡‡	374,222
465,000		Credit Suisse Group AG, 7.25%◆ ††††† ‡ 144A	500,273
1,425,000		Credit Suisse Group Funding Guernsey, Ltd., 2.75%, due 03/26/20	1,427,543
1,010,000		CSC Holdings LLC, 6.50%, due 02/01/29 144A	1,104,056
760,000		CVS Health Corp., 4.30%, due 03/25/28‡	802,087
800,000		CVS Health Corp., 4.78%, due 03/25/38	835,868
590,000		CVS Health Corp., 5.05%, due 03/25/48	629,388
810,000		DAE Funding LLC, 5.75%, due 11/15/23 144A	852,525
200,000		Danske Bank AS, 5.00%, due 01/12/22 144A	209,286
250,000	EUR	Danske Bank AS, Reg S, 5.75% (6 year EUR swap plus 4.640%)† ††††† ‡‡‡	291,814
200,000		DCP Midstream Operating, LP, 6.75%, due 09/15/37 144A	216,000
245,000		Delhi International Airport, Ltd., 6.45%, due 06/04/29 144A	258,659
475,000		Dell International LLC/EMC Corp., Reg S, 8.35%, due 07/15/46	600,453
1,797,000		Diamondback Energy, Inc., 4.75%, due 11/01/24 144A	1,855,402
1,460,000		DISH DBS Corp., 7.75%, due 07/01/26‡	1,419,850
325,000		Dow Chemical Co. (The), 3.63%, due 05/15/26 144A	337,302
745,000		DP World Crescent, Ltd., 4.85%, due 09/26/28 144A	795,503
430,000		DP World, Ltd., 5.63%, due 09/25/48 144A	477,794
1,115,000		Ecopetrol SA, 4.13%, due 01/16/25	1,156,812
275,000		Edison International, 5.75%, due 06/15/27	295,835
625,000		Electricite de France SA, 4.50%, due 09/21/28 144A	686,009
685,000		Enel Finance International NV, 3.50%, due 04/06/28 144A	675,957
80,000		Energy Transfer Operating, LP, 6.25%, due 04/15/49	94,919
305,000		Enstar Group, Ltd., 4.95%, due 06/01/29	308,911
100,000	GBP	Entertainment One, Ltd., 4.63%, due 07/15/26 144A	131,185
27,485,000	BRL	European Investment Bank, (MTN), 5.59%, due 08/27/21‡‡	6,403,665
64,770,000	MXN	European Investment Bank, (MTN), Reg S, 4.00%, due 02/25/20‡‡‡	3,284,848
9,280,000,000	IDR	European Investment Bank, (MTN), Reg S, 6.95%, due 02/06/20‡‡‡	655,266
8,150,000	ZAR	European Investment Bank, (MTN), Reg S, 8.50%, due 09/17/24‡‡‡	606,422
100,000		Extraction Oil & Gas, Inc., 5.63%, due 02/01/26 144A	81,250
200,000		Extraction Oil & Gas, Inc., 7.38%, due 05/15/24 144A	172,000
150,000		First Data Corp., 5.75%, due 01/15/24 144A	154,500

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2019 (Unaudited)

Par Value**		Description	Value ($)

		Corporate Debt — continued
400,000		First Quantum Minerals, Ltd., 6.50%, due 03/01/24 144A	375,500
2,180,000		First Quantum Minerals, Ltd., 7.25%, due 04/01/23 144A	2,130,950
835,000		Fiserv, Inc., 4.40%, due 07/01/49	882,176
510,000		Five Point Operating Co., LP/Five Point Capital Corp., 7.88%, due 11/15/25 144A	513,835
795,000		Flex, Ltd., 4.88%, due 06/15/29	811,634
1,530,000		Ford Motor Credit Co. LLC, 2.98%, due 08/03/22	1,514,375
160,000		Fox Corp., 4.71%, due 01/25/29‡ 144A	179,143
50,000		Fox Corp., 5.48%, due 01/25/39 144A	59,102
640,000		Freeport-McMoRan, Inc., 5.45%, due 03/15/43	588,800
530,000		Gazprom OAO Via Gaz Capital SA, 4.95%, due 03/23/27 144A	560,810
315,000		General Electric Co., 4.13%, due 10/09/42	290,737
540,000		General Electric Co., (MTN), 6.88%, due 01/10/39	678,147
222,000		General Motors Financial Co., Inc., 4.15%, due 06/19/23	228,814
675,000		General Motors Financial Co., Inc., 4.20%, due 11/06/21	695,271
300,000		Genesis Energy, LP/Genesis Energy Finance Corp., 6.00%, due 05/15/23	298,500
210,000		GEO Group (The), Inc. REIT, 5.88%, due 01/15/22	206,325
320,000		GEO Group (The), Inc. REIT, 6.00%, due 04/15/26	279,904
605,000		Geopark, Ltd., 6.50%, due 09/21/24 144A	625,419
240,000		GFL Environmental, Inc., 5.38%, due 03/01/23 144A	238,800
20,000		GFL Environmental, Inc., 5.63%, due 05/01/22 144A	20,250
180,000		GFL Environmental, Inc., 8.50%, due 05/01/27 144A	194,175
400,000		Glencore Funding LLC, 4.00%, due 03/27/27‡ 144A	404,274
450,000		Gold Fields Orogen Holdings BVI, Ltd., 5.13%, due 05/15/24 144A	470,531
1,635,000		Gold Fields Orogen Holdings BVI, Ltd., 6.13%, due 05/15/29 144A	1,798,500
100,000		Goldman Sachs Group (The), Inc., 5.15%, due 05/22/45	114,619
600,000		GTP Acquisition Partners I LLC, 3.48%, due 06/15/50 144A	620,047
1,245,000		Hanesbrands, Inc., 4.88%, due 05/15/26‡ 144A	1,297,776
410,000		Harley-Davidson Financial Services, Inc., Series S, 3.55%, due 05/21/21 144A	416,406
290,000		Harsco Corp., 5.75%, due 07/31/27 144A	302,719
515,000		HCA, Inc., 5.00%, due 03/15/24	561,652
600,000		HCA, Inc., 5.50%, due 06/15/47	641,973
850,000		HCA, Inc., 5.63%, due 09/01/28	922,250
115,000		HCP, Inc. REIT, 3.50%, due 07/15/29††††	115,650
60,000,000	INR	HDFC Bank, Ltd., Reg S, 8.10%, due 03/22/25‡‡‡	868,809
965,000		Hess Infrastructure Partners, LP/Hess Infrastructure Partners Finance Corp., 5.63%, due 02/15/26 144A	997,569
750,000		Hexion, Inc., 7.88%, due 07/15/27†††† 144A	757,500
900,000		Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, due 04/01/27‡	933,480
400,000		HSBC Holdings Plc, 4.58%, due 06/19/29◆	437,805
400,000		HSBC Holdings Plc, 6.50%◆ †††††	419,672
250,000	EUR	HSBC Holdings Plc, Reg S, 5.25% (5 year EUR swap plus 4.383%)† ††††† ‡‡‡	307,540
400,000		HudBay Minerals, Inc., 7.63%, due 01/15/25 144A	415,000
600,000		IAA, Inc., 5.50%, due 06/15/27 144A	625,500
380,000		ICICI Bank, Ltd./Hong Kong, Reg S, 5.75%, due 11/16/20‡‡‡	394,347
230,000		Indigo Natural Resources LLC, 6.88%, due 02/15/26 144A	207,575
450,000		Intelsat Jackson Holdings SA, 5.50%, due 08/01/23	412,875
1,145,000		Intelsat Jackson Holdings SA, 9.50%, due 09/30/22 144A	1,341,528

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2019 (Unaudited)

Par Value**		Description	Value ($)

		Corporate Debt — continued
35,350,000,000	IDR	Inter-American Development Bank, (MTN), Reg S, 7.88%, due 03/14/23‡‡‡	2,622,443
700,000		InterGen NV, 7.00%, due 06/30/23 144A	651,437
1,800,000		International Business Machines Corp., 3.00%, due 05/15/24	1,849,847
900,000		Intesa Sanpaolo SpA, 5.02%, due 06/26/24 144A	903,115
350,000		Intesa Sanpaolo SpA, 5.71%, due 01/15/26‡ 144A	354,531
205,000		IQVIA, Inc., 5.00%, due 10/15/26 144A	212,431
570,000		IQVIA, Inc., 5.00%, due 05/15/27 144A	589,950
100,000	EUR	Islandsbanki HF, (MTN), Reg S, 1.13%, due 01/19/24◆ ‡‡‡	113,421
260,000		j2 Cloud Services LLC/j2 Global Co-Obligor, Inc., 6.00%, due 07/15/25 144A	273,325
320,000		Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp., 10.25%, due 11/15/22 144A	344,000
580,000	EUR	James Hardie Industries Plc, 3.63%, due 10/01/26 144A	702,427
260,000		JB Poindexter & Co., Inc., 7.13%, due 04/15/26 144A	266,500
800,000		JBS USA LUX SA/JBS USA Finance, Inc., 5.75%, due 06/15/25 144A	835,000
615,000		JPMorgan Chase & Co., 3.70%, due 05/06/30◆	648,977
1,000,000		JPMorgan Chase & Co., 4.63%, due 05/10/21	1,041,331
568,994		K2016470219 South Africa, Ltd., 3.00% (3.00% Cash or PIK), due 12/31/22‡‡‡‡	5,690
123,799		K2016470260 South Africa, Ltd., 25.00% (25.00% Cash or PIK), due 12/31/22‡‡‡‡	4,642
510,000		KazMunayGas National Co. JSC, 4.75%, due 04/19/27 144A	547,717
440,000		KazTransGas JSC, 4.38%, due 09/26/27 144A	449,091
785,000		KKR Group Finance Co. VI LLC, 3.75%, due 07/01/29†††† 144A	806,617
950,000		KLX Energy Services Holdings, Inc., 11.50%, due 11/01/25 144A	964,250
1,335,000		Kosmos Energy, Ltd., 7.13%, due 04/04/26 144A	1,348,350
205,000	EUR	Kraton Polymers LLC/Kraton Polymers Capital Corp., Reg S, 5.25%, due 05/15/26‡‡‡	242,063
450,000		L Brands, Inc., 5.25%, due 02/01/28‡	413,438
320,000		L Brands, Inc., 5.63%, due 10/15/23	333,437
300,000		Lamb Weston Holdings, Inc., 4.88%, due 11/01/26‡ 144A	313,500
3,390,000	EUR	Landsbankinn HF, (MTN), Reg S, 1.38%, due 03/14/22‡‡‡	3,913,434
655,000		Lazard Group LLC, 4.38%, due 03/11/29	692,795
695,000		Lear Corp., 4.25%, due 05/15/29	702,687
1,600,000		Lennar Corp., 4.75%, due 11/29/27	1,692,000
70,000		Levi Strauss & Co., 5.00%, due 05/01/25	72,800
350,000		Lions Gate Capital Holdings LLC, 6.38%, due 02/01/24 144A	368,813
200,000		Lloyds Banking Group Plc, 4.65%, due 03/24/26	208,992
450,000	EUR	Lloyds Banking Group Plc, Reg S, 6.38% (5 year EUR swap plus 5.290%)† ††††† ‡‡‡	532,257
1,305,000		Lonestar Resources America, Inc., 11.25%, due 01/01/23 144A	1,246,275
800,000		MAF Global Securities, Ltd., Reg S, 5.50% (5 year USD swap plus 3.476%)† ††††† ‡‡‡	801,536
240,000		Magellan Health, Inc., 4.90%, due 09/22/24	237,960
400,000		Match Group, Inc., 5.00%, due 12/15/27 144A	420,960
830,000		McDermott Technology Americas, Inc./McDermott Technology US, Inc., 10.63%, due 05/01/24 144A	778,897
890,000		MEG Energy Corp., 7.00%, due 03/31/24‡ 144A	849,950
250,000		Mercer International, Inc., 6.50%, due 02/01/24	259,688
370,000		Meredith Corp., 6.88%, due 02/01/26	394,468

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2019 (Unaudited)

Par Value**		Description	Value ($)

		Corporate Debt — continued
200,000		MGM China Holdings, Ltd., 5.88%, due 05/15/26‡ 144A	205,750
1,000,000		Midstates Petroleum Co., Inc./Midstates Petroleum Co. LLC, 9.25%, due 06/01/21* **** ^	—
775,000		Millicom International Cellular SA, 5.13%, due 01/15/28 144A	788,562
850,000		Millicom International Cellular SA, 6.25%, due 03/25/29 144A	913,750
815,000		Millicom International Cellular SA, 6.63%, due 10/15/26 144A	889,287
750,000		Mineral Resources, Ltd., 8.13%, due 05/01/27 144A	782,812
740,000		Montage Resources Corp., 8.88%, due 07/15/23	627,150
1,000,000		Morgan Stanley, (MTN), 2.50%, due 04/21/21	1,002,207
300,000		MPT Operating Partnership, LP/MPT Finance Corp. REIT, 5.00%, due 10/15/27	309,750
615,000		Nationstar Mortgage Holdings, Inc., 8.13%, due 07/15/23‡ 144A	628,837
450,000		Navient Corp., 6.75%, due 06/25/25	466,875
1,490,000		NBM US Holdings, Inc., 7.00%, due 05/14/26 144A	1,572,322
200,000		NCL Corp., Ltd., Class C, 4.75%, due 12/15/21 144A	203,250
275,000	EUR	Netflix, Inc., 3.88%, due 11/15/29 144A	340,027
540,000		Netflix, Inc., 5.38%, due 11/15/29 144A	574,933
300,000		Netflix, Inc., 5.88%, due 11/15/28‡	332,886
270,000		Netflix, Inc., 6.38%, due 05/15/29 144A	307,544
210,000	EUR	Netflix, Inc., Reg S, 3.88%, due 11/15/29‡‡‡	259,657
430,000		NGPL PipeCo LLC, Senior Note, 7.77%, due 12/15/37 144A	548,250
41,000,000	SEK	Nordea Hypotek AB, (MTN), Reg S, 1.25%, due 05/19/21‡‡‡	4,537,133
150,075		Northern Oil and Gas, Inc., 9.50% (9.50% Cash or PIK), due 05/15/23	155,703
400,000		Northwest Acquisitions ULC/Dominion Finco, Inc., 7.13%, due 11/01/22‡ 144A	277,000
1,050,000		NRG Energy, Inc., 7.25%, due 05/15/26	1,160,250
785,000		OCP SA, 4.50%, due 10/22/25 144A	806,376
1,205,000		Outfront Media Capital LLC/Outfront Media Capital Corp., 5.00%, due 08/15/27 144A	1,236,571
570,000		Oversea-Chinese Banking Corp., Ltd., (MTN), Reg S, 4.25%, due 06/19/24‡‡‡	600,359
290,000		Pactiv LLC, 8.38%, due 04/15/27	316,100
140,000		Park Aerospace Holdings, Ltd., 4.50%, due 03/15/23 144A	144,852
110,000		Park-Ohio Industries, Inc., 6.63%, due 04/15/27	110,550
430,000		Perrigo Finance Unlimited Co., 3.90%, due 12/15/24	427,194
440,000		Perusahaan Listrik Negara PT, 4.13%, due 05/15/27 144A	450,093
770,000		Petrobras Global Finance BV, 5.30%, due 01/27/25	818,895
1,460,000		Petrobras Global Finance BV, 5.75%, due 02/01/29	1,525,554
720,000		Petrobras Global Finance BV, 6.85%, due 06/05/15#	748,195
755,000		Petroleos Mexicanos, 4.88%, due 01/24/22	755,000
8,487,700	MXN	Petroleos Mexicanos, Reg S (GDN), 7.19%, due 09/12/24‡‡‡	369,065
610,000		PetSmart, Inc., 5.88%, due 06/01/25 144A	594,750
350,000		PetSmart, Inc., 7.13%, due 03/15/23 144A	329,875
290,000		Polaris Intermediate Corp., 8.50% (8.50% Cash or PIK), due 12/01/22 144A	257,375
220,000		Prime Security Services Borrower LLC/Prime Finance, Inc., 5.75%, due 04/15/26‡ 144A	227,700
178,000		Prime Security Services Borrower LLC/Prime Finance, Inc., 9.25%, due 05/15/23 144A	187,269
280,000		Prosperous Ray, Ltd., Reg S, 4.63%, due 11/12/23‡‡‡	299,468

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2019 (Unaudited)

Par Value**		Description	Value ($)

		Corporate Debt — continued
1,165,000		Prosus Nv, 4.85%, due 07/06/27 144A	1,247,534
900,000		Quicken Loans, Inc., 5.75%, due 05/01/25 144A	932,625
119,925		Range Resources Corp., 4.88%, due 05/15/25‡	105,834
270,000		Range Resources Corp., 5.00%, due 03/15/23‡	255,488
1,000,000	EUR	RCI Banque SA, (MTN), Reg S, 2.25%, due 03/29/21‡‡‡	1,182,968
264,000		Refinitiv US Holdings, Inc., 8.25%, due 11/15/26 144A	272,184
215,000		Reinsurance Group of America, Inc., 3.90%, due 05/15/29	223,376
200,000		Resolute Forest Products, Inc., 5.88%, due 05/15/23‡	202,000
445,000		Royal Bank of Scotland Group Plc, 4.27%, due 03/22/25◆	460,490
300,000		Royal Bank of Scotland Group Plc, 4.89%, due 05/18/29◆ ‡	320,610
200,000		Sally Holdings LLC/Sally Capital, Inc., 5.63%, due 12/01/25‡	196,990
400,000		Sands China, Ltd., 5.13%, due 08/08/25	429,768
1,000,000	EUR	Santander Consumer Finance SA, Reg S, 0.88%, due 01/24/22‡‡‡	1,165,361
590,000		Santander UK Group Holdings Plc, 4.75%, due 09/15/25 144A	613,466
755,000		SASOL Financing USA LLC, 5.88%, due 03/27/24	818,688
1,365,000		Saudi Arabian Oil Co., 4.38%, due 04/16/49 144A	1,386,446
180,000		Seagate HDD Cayman, 4.75%, due 06/01/23	185,877
270,000		Service Corp. International, Senior Note, 7.50%, due 04/01/27	324,000
1,325,000		Shelf Drilling Holdings, Ltd., 8.25%, due 02/15/25 144A	1,229,600
200,000		Silversea Cruise Finance, Ltd., 7.25%, due 02/01/25 144A	215,940
765,000		Societe Generale SA, 4.75%, due 09/14/28‡ 144A	843,463
1,200,000		Southern California Edison Co., 4.88%, due 03/01/49	1,351,253
555,000		Southern Copper Corp., 3.88%, due 04/23/25	578,562
320,000		Speedway Motorsports, Inc., 5.13%, due 02/01/23	323,200
600,000		Sprint Capital Corp., 6.88%, due 11/15/28	618,180
440,000		Sprint Corp., 7.13%, due 06/15/24‡	467,632
225,000		Sprint Corp., 7.88%, due 09/15/23	244,969
1,310,000		SS&C Technologies, Inc., 5.50%, due 09/30/27 144A	1,361,581
775,000		Standard Chartered Plc, 4.30%, due 02/19/27 144A	798,743
900,000		Standard Chartered Plc, 4.31%, due 05/21/30◆ ‡ 144A	933,689
585,000		Standard Chartered Plc, 7.75% (USD 5 year swap rate plus 5.723%)† ††††† ‡ 144A	621,981
110,000		Standard Industries, Inc./NJ, 4.75%, due 01/15/28 144A	109,450
370,000		Standard Industries, Inc./NJ, 6.00%, due 10/15/25 144A	394,513
775,000		Stericycle, Inc., 5.38%, due 07/15/24 144A	810,937
420,000		Suzano Austria GmbH, 6.00%, due 01/15/29 144A	458,850
260,000		Suzano Austria GmbH, Reg S, 5.75%, due 07/14/26‡ ‡‡‡	284,700
16,600,000	SEK	Swedbank Hypotek AB, (MTN), Reg S, 1.00%, due 06/15/22‡‡‡	1,843,693
370,000		Swire Pacific MTN Financing, Ltd. (MTN), Reg S, 4.50%, due 10/09/23‡‡‡	397,966
200,000		T-Mobile USA, Inc., 6.38%, due 03/01/25	208,200
280,000		Talen Energy Supply LLC, 10.50%, due 01/15/26 144A	280,000
310,000		Targa Resources Partners, LP/Targa Resources Partners Finance Corp., 6.88%, due 01/15/29 144A	344,469
230,000		Teck Resources, Ltd., 5.40%, due 02/01/43	238,430
90,000		Teck Resources, Ltd., 6.00%, due 08/15/40	98,099
600,000		Telecom Italia SpA, 5.30%, due 05/30/24 144A	623,250
200,000		Telefonica Emisiones SA, 5.21%, due 03/08/47	220,830
200,000		Telenet Finance Luxembourg Notes Sarl, 5.50%, due 03/01/28 144A	204,000
400,000	EUR	Telenet Finance Luxembourg Notes Sarl, Reg S, 3.50%, due 03/01/28‡‡‡	473,167

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2019 (Unaudited)

Par Value**		Description	Value ($)

		Corporate Debt — continued
380,000		Tenet Healthcare Corp., 8.13%, due 04/01/22	399,950
300,000		Tesla, Inc., 5.30%, due 08/15/25‡ 144A	264,375
300,000	EUR	Teva Pharmaceutical Finance Netherlands II BV, 4.50%, due 03/01/25	328,859
220,000		Teva Pharmaceutical Finance Netherlands III BV, 2.80%, due 07/21/23	190,850
560,000		TransDigm, Inc., 6.25%, due 03/15/26 144A	590,800
2,880,000	ZAR	Transnet SOC, Ltd., (MTN), Reg S, 9.50%, due 05/13/21‡‡‡	208,700
434,700		Transocean Pontus, Ltd., 6.13%, due 08/01/25 144A	449,914
390,000		Transportadora de Gas del Sur SA, 6.75%, due 05/02/25 144A	378,304
1,160,000		Uber Technologies, Inc., 7.50%, due 11/01/23	1,232,500
340,000		UBS Group Funding Switzerland AG, 7.00%◆ ††††† 144A	361,432
800,000		Ultrapar International SA, 5.25%, due 06/06/29 144A	820,000
755,000		UniCredit SpA, 7.30%, due 04/02/34◆ 144A	801,580
655,000		UniCredit SpA, Reg S, 8.00% (USD 5 year swap rate plus 5.180%)† ††††† ‡‡‡	634,757
200,000		Union Pacific Corp., 4.50%, due 09/10/48	227,892
90,000		United Rentals North America, Inc., 4.63%, due 07/15/23	92,205
500,000		United Rentals North America, Inc., 4.88%, due 01/15/28‡	511,250
250,000		United Rentals North America, Inc., 5.88%, due 09/15/26	267,188
90,000		United Rentals North America, Inc., 6.50%, due 12/15/26‡	97,650
600,000		Univision Communications, Inc., 5.13%, due 05/15/23 144A	589,500
105,000		Unum Group, 4.00%, due 06/15/29	108,000
500,000		UPCB Finance IV, Ltd., 5.38%, due 01/15/25 144A	515,155
380,000		Vale Overseas, Ltd., 6.88%, due 11/10/39	457,976
390,000		Verizon Communications, Inc., 3.88%, due 02/08/29	418,686
100,000		Verizon Communications, Inc., 4.52%, due 09/15/48	112,213
670,000		Viacom, Inc., 6.88%, due 04/30/36	850,059
300,000		Vine Oil & Gas LP/Vine Oil & Gas Finance Corp., 8.75%, due 04/15/23 144A	196,500
1,025,000		Vine Oil & Gas LP/Vine Oil & Gas Finance Corp., 9.75%, due 04/15/23 144A	668,812
500,000		Virgin Media Secured Finance Plc, 5.50%, due 08/15/26‡ 144A	519,375
855,000	GBP	Virgin Media Secured Finance Plc, Reg S, 6.25%, due 03/28/29‡‡‡	1,153,796
1,535,000		Vistra Operations Co. LLC, 4.30%, due 07/15/29 144A	1,557,977
570,000		Vistra Operations Co. LLC, 5.00%, due 07/31/27	592,087
1,090,000		Vistra Operations Co. LLC, 5.63%, due 02/15/27 144A	1,158,125
650,000		VOC Escrow, Ltd., 5.00%, due 02/15/28 144A	662,187
130,000		Vodafone Group Plc, 4.38%, due 05/30/28	140,648
800,000		Vodafone Group Plc, 4.88%, due 06/19/49	843,987
230,000		Waste Management, Inc., 3.45%, due 06/15/29	242,647
490,000		Waste Management, Inc., 4.15%, due 07/15/49‡	535,998
350,000		WEA Finance LLC/Westfield UK & Europe Finance Plc REIT, 4.75%, due 09/17/44 144A	386,985
460,000		Weight Watchers International, Inc., 8.63%, due 12/01/25‡ 144A	423,200
2,500,000		Wells Fargo Bank NA, 3.09%, due 07/23/21◆◆	2,503,055
505,000		Whiting Petroleum Corp., 6.63%, due 01/15/26‡	489,534
175,000		William Carter Co., (The), 5.63%, due 03/15/27 144A	183,969
100,000		Williams Cos. (The), Inc., 8.75%, due 03/15/32	142,427
440,000	EUR	Wind Tre SpA, Reg S, 3.13%, due 01/20/25‡‡‡	500,859
765,000		Windstream Services LLC/Windstream Finance Corp., 8.63%, due 10/31/25††† 144A	784,125
250,000		WPX Energy, Inc., 8.25%, due 08/01/23	286,250
900,000		XPO CNW, Inc., 6.70%, due 05/01/34	832,500

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2019 (Unaudited)

Par Value**		Description	Value ($)

		Corporate Debt — continued
290,000		Yamana Gold, Inc., 4.63%, due 12/15/27	296,718
150,000		YPF SA, 8.50%, due 03/23/21‡ 144A	153,150
710,000		YPF SA, Reg S, 8.50%, due 03/23/21‡ ‡‡‡	724,910
1,045,000	EUR	Ziggo BV, 4.25%, due 01/15/27 144A	1,266,215

			220,100,386

		Mortgage Backed Securities - Private Issuers — 2.3%
2,000,000		BBCCRE Trust, Series 2015-GTP, Class F, 4.71%, due 08/10/33◆◆ 144A	1,776,434
620,000		BBCMS Trust, Series 2018-CBM, Class D, 4.79% (1 mo. USD LIBOR plus 2.391%), due 07/15/37† 144A	623,483
1,000,000		BHMS, Series 2018-MZB, Class MZB, 9.03% (1 mo. USD LIBOR plus 6.637%), due 07/15/20† 144A	1,010,501
1,500,000		BX Trust, Series 2018-BILT, 3.41% (1 mo. USD LIBOR plus 1.020%), due 05/15/30† 144A	1,500,586
930,000		BX Trust, Series 2019-IMC, Class E, 4.59%, due 04/15/34◆◆ 144A	934,830
640,000		CFCRE Commercial Mortgage Trust, Series 2011-C2, Class D, 5.94%, due 12/15/47◆◆ 144A	672,070
332,525		Citigroup Mortgage Loan Trust, Series 2018-A, Class A1, 4.00%, due 01/25/68◆◆ 144A	337,882
1,500,000		FNMA Connecticut Avenue Securities, Series 2017-C03, Class 1B1, 7.25% (1 mo. USD LIBOR plus 4.850%), due 10/25/29† 144A	1,684,011
1,920,000		FNMA Connecticut Avenue Securities, Series 2018-C05, Class 1B1, 6.65%, due 01/25/31◆◆ 144A	2,031,864
1,580,000		FNMA Connecticut Avenue Securities, Series 2018-C05, Class 1M2, 4.75%, due 01/25/31◆◆ 144A	1,596,032
665,000		Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class M, 4.75%, due 08/25/57◆◆ 144A	656,440
440,000		Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class M, 4.75%, due 07/25/58◆◆ 144A	436,533
410,000		GS Mortgage Securities Trust, Series 2011-GC5, Class D, 5.56%, due 08/10/44◆◆ 144A	404,312
1,390,000		JPMorgan Chase Commercial Mortgage Securities Trust, Series 2018-PHMZ, Class M, 10.60% (1 mo. USD LIBOR plus 8.208%), due 06/15/35† 144A	1,386,075
1,118,520		Motel 6 Trust, Series 2017-MTL6, Class E, 5.64% (1 mo. USD LIBOR plus 3.250%), due 08/15/34† 144A	1,128,352
230,000		Starwood Retail Property Trust, Series 2014-STAR, Class C, 4.89% (1 mo. USD LIBOR plus 2.500%), due 11/15/27† 144A	227,918
300,000		Starwood Retail Property Trust, Series 2014-STAR, Class D, 5.64% (1 mo. USD LIBOR plus 3.250%), due 11/15/27† 144A	273,078
1,297,652		Structured Asset Mortgage Investments II Trust, Series 2005-AR2, Class 2A2, 2.96% (1 mo. USD LIBOR plus 0.560%), due 05/25/45†	1,130,446
943,444		WaMu Mortgage Pass-Through Certificates Trust, Series 2005-AR1, Class A1B, 3.18% (1 mo. USD LIBOR plus 0.780%), due 01/25/45†	937,419
194,474		Wells Fargo Mortgage Backed Securities Trust, Series 2006-3, Class A11, 5.50%, due 03/25/36	198,311

			18,946,577

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2019 (Unaudited)

Par Value**			Description	Value ($)

			Mortgage Backed Securities - U.S. Government Agency Obligations — 0.2%
	1,530,686		FNMA, Pool# BM5520, 3.50% , due 02/01/47	1,578,839

			Sovereign Debt Obligations — 42.1%
	440,000		Abu Dhabi Government International Bond, 4.13%, due 10/11/47 144A	482,959
	163,980,000	ARS	Argentina POM Politica Monetaria, 63.70%, due 06/21/20◆◆	3,787,464
	1,110,000		Argentine Republic Government International Bond, 4.63%, due 01/11/23	890,786
	5,205,000		Argentine Republic Government International Bond, 5.88%, due 01/11/28	3,972,066
	210,000		Argentine Republic Government International Bond, 6.88%, due 04/22/21	184,905
4,100,000		AUD	Australia Government Bond, Reg S, 2.75%, due 04/21/24‡‡‡	3,110,864
	1,665,000,000	CLP	Bonos de la Tesoreria de la Republica en pesos, 4.50%, due 03/01/21	2,530,739
	5,880,000,000	CLP	Bonos de la Tesoreria de la Republica en pesos, 4.50%, due 03/01/26	9,386,232
	1,990,000,000	CLP	Bonos de la Tesoreria de la Republica en pesos, 4.70%, due 09/01/30‡‡‡‡	3,338,276
	615,000,000	CLP	Bonos de la Tesoreria de la Republica en pesos, 5.00%, due 03/01/35	1,068,194
	640,000,000	CLP	Bonos de la Tesoreria de la Republica en pesos, 6.00%, due 01/01/43	1,286,481
	650,000,000	CLP	Bonos de la Tesoreria de la Republica en pesos, Reg S, 4.00%, due 03/01/23‡‡‡	1,012,437
	2,574,000	BRL	Brazil Letras do Tesouro Nacional, 6.09%, due 07/01/21‡‡	597,243
	2,393,000	BRL	Brazil Letras do Tesouro Nacional, 6.42%, due 01/01/22‡‡	535,987
	1,882,000	BRL	Brazil Notas do Tesouro Nacional Series B, 6.00%, due 08/15/20	1,643,333
	1,197,000	BRL	Brazil Notas do Tesouro Nacional Series B, 6.00%, due 05/15/45	1,361,014
	1,490,000	BRL	Brazil Notas do Tesouro Nacional Series B, 6.00%, due 08/15/50	1,745,436
	20,530,000	BRL	Brazil Notas do Tesouro Nacional Series F, 10.00%, due 01/01/21	5,614,639
	32,667,000	BRL	Brazil Notas do Tesouro Nacional Series F, 10.00%, due 01/01/23	9,378,672
	17,510,000	BRL	Brazil Notas do Tesouro Nacional Series F, 10.00%, due 01/01/25	5,164,652
	6,303,000	BRL	Brazil Notas do Tesouro Nacional Series F, 10.00%, due 01/01/27	1,849,464
	6,535,000	BRL	Brazil Notas do Tesouro Nacional Series F, 10.00%, due 01/01/29	1,958,029
	4,380,000	CAD	Canadian Government Bond, 1.00%, due 06/01/27	3,241,351
	500,000		Colombia Government International Bond, 4.50%, due 03/15/29	546,750
	21,874,700,000	COP	Colombian TES, 6.00%, due 04/28/28	6,855,335
	576,900,000	COP	Colombian TES, 6.25%, due 11/26/25	187,017
	16,549,400,000	COP	Colombian TES, 7.00%, due 05/04/22	5,455,548
	2,708,800,000	COP	Colombian TES, 7.00%, due 06/30/32	897,388
	10,400,300,000	COP	Colombian TES, 7.50%, due 08/26/26	3,597,965
	7,095,200,000	COP	Colombian TES, 7.75%, due 09/18/30	2,499,442
	7,065,100,000	COP	Colombian TES, 10.00%, due 07/24/24	2,672,152
	6,650,400,000	COP	Colombian TES, 11.00%, due 07/24/20	2,218,169
	72,000	EUR	Cyprus Government International Bond, (MTN), 2.75%, due 05/03/49‡‡‡‡	101,827
	560,000	EUR	Cyprus Government International Bond, (MTN), Reg S, 2.38%, due 09/25/28‡‡‡	737,113
	170,000	EUR	Cyprus Government International Bond, (MTN), Reg S, 2.75%, due 06/27/24‡‡‡	218,785
	319,000	EUR	Cyprus Government International Bond, (MTN), Reg S, 2.75%, due 02/26/34‡‡‡	447,165
	2,890,000	EUR	Cyprus Government International Bond, (MTN), Reg S, 3.75%, due 07/26/23‡‡‡	3,776,345
	380,000	EUR	Cyprus Government International Bond, (MTN), Reg S, 4.25%, due 11/04/25‡‡‡	540,140
	524,000	EUR	Cyprus Government International Bond, (MTN), Reg S, 4.25%, due 11/04/25‡‡‡	744,825

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2019 (Unaudited)

Par Value**		Description	Value ($)

		Sovereign Debt Obligations — continued
4,960,000	CZK	Czech Republic Government Bond, 0.25%, due 02/10/27	203,428
3,110,000	CZK	Czech Republic Government Bond, 2.00%, due 10/13/33	143,416
16,180,000	CZK	Czech Republic Government Bond, 2.75%, due 07/23/29	809,357
53,610,000	CZK	Czech Republic Government Bond, Reg S, 0.95%, due 05/15/30‡‡‡	2,257,859
11,210,000	CZK	Czech Republic Government Bond, Reg S, 1.00%, due 06/26/26‡‡‡	487,098
12,580,000	CZK	Czech Republic Government Bond, Reg S, 2.40%, due 09/17/25‡‡‡	595,475
390,000		Ecuador Government International Bond, 9.63%, due 06/02/27 144A	421,691
210,000		Ecuador Government International Bond, 10.75%, due 01/31/29 144A	237,565
620,000		Egypt Government International Bond, 7.60%, due 03/01/29 144A	655,512
415,000		Egypt Government International Bond, 8.70%, due 03/01/49 144A	447,540
21,300,000	EGP	Egypt Treasury Bills, 17.16%, due 03/17/20‡‡	1,133,601
700,000		Ghana Government International Bond, 7.63%, due 05/16/29 144A	713,346
200,000		Ghana Government International Bond, 8.13%, due 03/26/32 144A	203,709
55,240,000	HUF	Hungary Government Bond, 3.00%, due 08/21/30	202,385
601,520,000	HUF	Hungary Government Bond, 0.50%, due 04/21/21	2,128,205
100,670,000	HUF	Hungary Government Bond, 1.75%, due 10/26/22	365,511
61,510,000	HUF	Hungary Government Bond, 2.50%, due 10/24/24	226,962
88,770,000	HUF	Hungary Government Bond, 2.75%, due 12/22/26	327,937
660,120,000	HUF	Hungary Government Bond, 3.00%, due 06/26/24	2,503,764
120,080,000	HUF	Hungary Government Bond, 3.00%, due 10/27/27	448,971
187,110,000	HUF	Hungary Government Bond, 5.50%, due 06/24/25	800,158
115,450,000	HUF	Hungary Government Bond, 6.75%, due 10/22/28	554,329
121,670,000	HUF	Hungary Government Bond, 7.00%, due 06/24/22	507,505
1,200,000		Indonesia Government International Bond, (MTN), Reg S, 5.25%, due 01/17/42‡‡‡	1,369,890
6,489,000,000	IDR	Indonesia Treasury Bond, 5.63%, due 05/15/23	439,343
25,770,000,000	IDR	Indonesia Treasury Bond, 6.13%, due 05/15/28	1,681,571
15,805,000,000	IDR	Indonesia Treasury Bond, 6.63%, due 05/15/33	1,020,181
46,549,000,000	IDR	Indonesia Treasury Bond, 7.00%, due 05/15/27	3,225,385
42,591,000,000	IDR	Indonesia Treasury Bond, 7.50%, due 08/15/32	2,934,882
34,778,000,000	IDR	Indonesia Treasury Bond, 7.50%, due 05/15/38	2,364,096
25,235,000,000	IDR	Indonesia Treasury Bond, 8.13%, due 05/15/24	1,886,262
14,049,000,000	IDR	Indonesia Treasury Bond, 8.25%, due 05/15/29	1,056,596
11,789,000,000	IDR	Indonesia Treasury Bond, 8.25%, due 06/15/32	871,914
33,060,000,000	IDR	Indonesia Treasury Bond, 8.25%, due 05/15/36	2,472,299
9,098,000,000	IDR	Indonesia Treasury Bond, 8.38%, due 03/15/24	680,369
8,419,000,000	IDR	Indonesia Treasury Bond, 8.38%, due 09/15/26	634,436
38,463,000,000	IDR	Indonesia Treasury Bond, 8.38%, due 03/15/34	2,899,529
5,272,000,000	IDR	Indonesia Treasury Bond, 8.38%, due 04/15/39	388,846
36,373,000,000	IDR	Indonesia Treasury Bond, 8.75%, due 05/15/31	2,803,530
7,469,000,000	IDR	Indonesia Treasury Bond, 9.00%, due 03/15/29	585,071
9,536,000,000	IDR	Indonesia Treasury Bond, 9.50%, due 07/15/31	771,219
3,815,000,000	IDR	Indonesia Treasury Bond, 10.50%, due 08/15/30	329,787
5,660,000	ILS	Israel Government Bond — Fixed, 3.75%, due 03/31/47	1,847,818
4,389,000	ILS	Israel Government Bond — Fixed, 5.50%, due 01/31/42	1,848,491
500,000		Kazakhstan Government International Bond, (MTN), Reg S, 5.13%, due 07/21/25‡‡‡	566,105
580,000		Kenya Government International Bond, 7.00%, due 05/22/27 144A	606,825
9,590,000,000	KRW	Korea Treasury Bond, 1.88%, due 03/10/24	8,443,472

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2019 (Unaudited)

Par Value**		Description	Value ($)

		Sovereign Debt Obligations — continued
2,930,000,000	KRW	Korea Treasury Bond, 2.38%, due 12/10/28	2,705,668
630,000		Kuwait International Government Bond, 3.50%, due 03/20/27 144A	671,681
2,189,000	MYR	Malaysia Government Bond, 3.42%, due 08/15/22	530,514
3,174,000	MYR	Malaysia Government Bond, 3.48%, due 03/15/23	769,991
28,619,000	MYR	Malaysia Government Bond, 3.62%, due 11/30/21	6,975,534
17,343,000	MYR	Malaysia Government Bond, 3.80%, due 08/17/23	4,253,456
3,528,000	MYR	Malaysia Government Bond, 3.84%, due 04/15/33	846,998
14,200,000	MYR	Malaysia Government Bond, 3.88%, due 03/10/22	3,485,856
3,566,000	MYR	Malaysia Government Bond, 3.88%, due 03/14/25	880,022
1,047,000	MYR	Malaysia Government Bond, 3.89%, due 03/15/27	257,865
2,644,000	MYR	Malaysia Government Bond, 3.90%, due 11/16/27	651,211
10,864,000	MYR	Malaysia Government Bond, 3.96%, due 09/15/25	2,690,415
2,020,000	MYR	Malaysia Government Bond, 4.06%, due 09/30/24	503,007
989,000	MYR	Malaysia Government Bond, 4.13%, due 04/15/32	245,753
979,000	MYR	Malaysia Government Bond, 4.16%, due 07/15/21	238,308
1,511,000	MYR	Malaysia Government Bond, 4.18%, due 07/15/24	377,468
903,000	MYR	Malaysia Government Bond, 4.23%, due 06/30/31	227,426
3,565,000	MYR	Malaysia Government Bond, 4.50%, due 04/15/30	919,836
807,000	MYR	Malaysia Government Bond, 4.74%, due 03/15/46	206,787
360,000	MYR	Malaysia Government Bond, 4.76%, due 04/07/37	94,791
1,420,000	MYR	Malaysia Government Bond, 4.89%, due 06/08/38	381,176
6,410,000	MYR	Malaysia Government Bond, 4.92%, due 07/06/48	1,699,017
44,232,000	MXN	Mexican Bonos, 5.75%, due 03/05/26	2,095,533
41,298,900	MXN	Mexican Bonos, 6.50%, due 06/10/21	2,110,964
9,531,400	MXN	Mexican Bonos, 6.50%, due 06/09/22	483,807
15,261,400	MXN	Mexican Bonos, 7.25%, due 12/09/21	790,859
179,824,400	MXN	Mexican Bonos, 7.50%, due 06/03/27	9,351,282
13,952,100	MXN	Mexican Bonos, 7.75%, due 05/29/31	734,670
13,265,600	MXN	Mexican Bonos, 7.75%, due 11/23/34	694,102
86,579,000	MXN	Mexican Bonos, 7.75%, due 11/13/42	4,473,465
17,338,800	MXN	Mexican Bonos, 8.00%, due 12/07/23	922,460
31,307,500	MXN	Mexican Bonos, 8.00%, due 11/07/47	1,658,358
35,798,900	MXN	Mexican Bonos, 8.50%, due 05/31/29	1,983,062
32,612,500	MXN	Mexican Bonos, 8.50%, due 11/18/38	1,818,233
48,587,200	MXN	Mexican Bonos, 10.00%, due 12/05/24	2,823,385
62,728,700	MXN	Mexican Bonos, 10.00%, due 11/20/36	3,964,499
22,744,181	MXN	Mexican Udibonos, 4.00%, due 11/30/28	1,238,753
17,518,152	MXN	Mexican Udibonos, 4.50%, due 11/22/35	1,031,568
540,000		Mexico Government International Bond, 3.60%, due 01/30/25	554,040
4,332,000	PEN	Peruvian Government International Bond, Reg S, 6.35%, due 08/12/28‡‡‡	1,480,621
1,493,000	PEN	Peruvian Government International Bond, Reg S (GDN), 5.70%, due 08/12/24‡‡‡	493,682
5,378,000	PEN	Peruvian Government International Bond, Reg S (GDN), 6.95%, due 08/12/31‡‡‡	1,919,113
5,534,000	PEN	Peruvian Government International Bond, Reg S (GDN), 8.20%, due 08/12/26‡‡‡	2,091,084
58,000,000	PHP	Philippine Government International Bond, 3.90%, due 11/26/22	1,111,185
9,000,000	PHP	Philippine Government International Bond, 4.95%, due 01/15/21	177,066
70,000,000	PHP	Philippine Government International Bond, 6.25%, due 01/14/36	1,557,529

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2019 (Unaudited)

Par Value**		Description	Value ($)

		Sovereign Debt Obligations — continued
2,191,000	PLN	Poland Government Bond, 2.00%, due 04/25/21	592,696
7,648,000	PLN	Poland Government Bond, 2.50%, due 01/25/23	2,098,422
4,311,000	PLN	Poland Government Bond, 2.50%, due 07/25/26	1,177,655
9,155,000	PLN	Poland Government Bond, 2.50%, due 07/25/27	2,486,742
12,632,000	PLN	Poland Government Bond, 3.25%, due 07/25/25	3,603,941
1,216,000	PLN	Poland Government Bond, 4.00%, due 10/25/23	354,278
4,306,000	PLN	Poland Government Bond, 5.25%, due 10/25/20	1,212,705
1,710,000		Provincia de Buenos Aires/Argentina, 6.50%, due 02/15/23 144A	1,438,127
150,000		Provincia de Buenos Aires/Argentina, 7.88%, due 06/15/27 144A	112,126
180,000		Provincia de Buenos Aires/Argentina, 9.13%, due 03/16/24 144A	151,202
480,000		Qatar Government International Bond, 4.00%, due 03/14/29 144A	518,111
590,000		Qatar Government International Bond, 4.82%, due 03/14/49 144A	677,671
390,000		Qatar Government International Bond, 5.10%, due 04/23/48 144A	465,562
2,645,000	PLN	Republic of Poland Government Bond, 2.25%, due 04/25/22	720,922
3,143,000	PLN	Republic of Poland Government Bond, 2.50%, due 04/25/24	863,256
5,216,000	PLN	Republic of Poland Government Bond, 2.75%, due 04/25/28	1,443,100
3,256,000	PLN	Republic of Poland Government Bond, 2.75%, due 10/25/29	899,574
21,069,071	ZAR	Republic of South Africa Government Bond, 8.75%, due 01/31/44	1,362,717
2,175,000	RON	Romania Government Bond, 3.25%, due 04/29/24	503,342
2,690,000	RON	Romania Government Bond, 3.40%, due 03/08/22	641,347
2,020,000	RON	Romania Government Bond, 3.65%, due 09/24/31	427,639
17,075,000	RON	Romania Government Bond, 4.25%, due 06/28/23	4,134,433
11,280,000	RON	Romania Government Bond, 5.00%, due 02/12/29	2,784,046
7,720,000	RON	Romania Government Bond, 5.80%, due 07/26/27	2,014,982
240,613,000	RUB	Russian Federal Bond — OFZ, 6.90%, due 05/23/29	3,715,511
101,988,000	RUB	Russian Federal Bond — OFZ, 7.00%, due 08/16/23	1,604,951
332,510,000	RUB	Russian Federal Bond — OFZ, 7.05%, due 01/19/28	5,204,236
166,648,000	RUB	Russian Federal Bond — OFZ, 7.10%, due 10/16/24	2,628,732
54,252,000	RUB	Russian Federal Bond — OFZ, 7.25%, due 05/10/34	847,974
114,077,000	RUB	Russian Federal Bond — OFZ, 7.40%, due 12/07/22	1,826,733
131,980,000	RUB	Russian Federal Bond — OFZ, 7.50%, due 08/18/21	2,111,889
149,801,000	RUB	Russian Federal Bond — OFZ, 7.70%, due 03/23/33	2,437,202
156,365,000	RUB	Russian Federal Bond — OFZ, 7.75%, due 09/16/26	2,548,495
33,612,000	RUB	Russian Federal Bond — OFZ, 7.95%, due 10/07/26	555,276
107,362,000	RUB	Russian Federal Bond — OFZ, 8.15%, due 02/03/27	1,791,911
122,888,000	RUB	Russian Federal Bond — OFZ, 8.50%, due 09/17/31	2,128,325
440,000		Senegal Government International Bond, 6.25%, due 05/23/33 144A	426,716
62,432,000	ZAR	South Africa Government Bond, 6.25%, due 03/31/36	3,263,492
4,006,000	ZAR	South Africa Government Bond, 6.50%, due 02/28/41	203,336
6,213,819	ZAR	South Africa Government Bond, 6.75%, due 03/31/21	443,720
8,620,240	ZAR	South Africa Government Bond, 7.00%, due 02/28/31	523,862
10,195,806	ZAR	South Africa Government Bond, 7.75%, due 02/28/23	734,431
29,271,414	ZAR	South Africa Government Bond, 8.00%, due 01/31/30	1,961,989
14,291,364	ZAR	South Africa Government Bond, 8.25%, due 03/31/32	945,318
14,884,786	ZAR	South Africa Government Bond, 8.50%, due 01/31/37	965,222
61,907,624	ZAR	South Africa Government Bond, 8.75%, due 02/28/48	3,959,103
18,860,477	ZAR	South Africa Government Bond, 8.88%, due 02/28/35	1,277,228
7,991,471	ZAR	South Africa Government Bond, 9.00%, due 01/31/40	534,579
257,779,793	ZAR	South Africa Government Bond, 10.50%, due 12/21/26	20,677,225

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2019 (Unaudited)

Par Value**		Description	Value ($)

		Sovereign Debt Obligations — continued
95,080,000	THB	Thailand Government Bond, 2.13%, due 12/17/26	3,130,965
49,054,000	THB	Thailand Government Bond, 2.88%, due 12/17/28	1,702,863
19,725,000	THB	Thailand Government Bond, 3.60%, due 06/17/67	697,602
32,811,000	THB	Thailand Government Bond, 3.65%, due 06/20/31	1,227,675
31,590,000	THB	Thailand Government Bond, 4.00%, due 06/17/66	1,206,970
38,540,000	THB	Thailand Government Bond, 4.88%, due 06/22/29	1,568,144
96,366,320	THB	Thailand Government Bond, Reg S, 1.25%, due 03/12/28‡‡‡	3,007,201
7,240,894	TRY	Turkey Government Bond, 4.00%, due 04/01/20	1,258,143
913,622	TRY	Turkey Government Bond, 8.00%, due 03/12/25	109,180
7,221,548	TRY	Turkey Government Bond, 9.00%, due 07/24/24	928,289
1,100,695	TRY	Turkey Government Bond, 10.40%, due 03/20/24	151,003
1,137,819	TRY	Turkey Government Bond, 10.50%, due 08/11/27	147,440
10,595,220	TRY	Turkey Government Bond, 10.60%, due 02/11/26	1,421,489
7,199,347	TRY	Turkey Government Bond, 11.00%, due 03/02/22	1,079,778
2,164,019	TRY	Turkey Government Bond, 11.00%, due 02/24/27	288,835
828,139	TRY	Turkey Government Bond, 12.20%, due 01/18/23	125,567
6,714,000	TRY	Turkey Government Bond, 12.40%, due 03/08/28	965,776
21,388,000	UYU	Uruguay Government International Bond, Reg S, 8.50%, due 03/15/28‡‡‡	531,209

			342,462,711

		U.S. Government and Agency Obligations — 12.3%
700,000		U.S. Treasury Bond, 3.13%, due 05/15/48	785,627
150,000		U.S. Treasury Bond, 3.38%, due 11/15/48	176,604
1,286,474		U.S. Treasury Inflation Indexed Bonds, 1.00%, due 02/15/49	1,362,028
6,500,000		U.S. Treasury Note, 1.38%, due 06/30/23	6,410,879
12,600,000		U.S. Treasury Note, 1.50%, due 10/31/19(a) ‡	12,575,883
7,250,000		U.S. Treasury Note, 1.63%, due 03/15/20	7,229,326
6,350,000		U.S. Treasury Note, 2.13%, due 05/31/21	6,393,780
1,220,700		U.S. Treasury Note, 2.25%, due 03/31/20(b)	1,222,822
16,230,000		U.S. Treasury Note, 2.25%, due 08/15/27	16,626,557
15,810,000		U.S. Treasury Note, 2.25%, due 11/15/27	16,188,267
17,000,000		U.S. Treasury Note, 2.50%, due 05/31/20	17,076,367
13,740,000		U.S. Treasury Note, 2.50%, due 02/28/26	14,293,089
90,000		U.S. Treasury Note, 2.63%, due 02/15/29	94,920

			100,436,149

		TOTAL DEBT OBLIGATIONS (COST $737,911,078)	756,134,809

Shares		Description	Value ($)

		COMMON STOCKS — 0.1%

		Diversified Financial Services — 0.0%
7,396,155		Edcon Holdings, Ltd. 1* **** ^	—
736,020		Edcon Holdings, Ltd. 2* **** ^	—

			—

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2019 (Unaudited)

Shares		Description	Value ($)

		Oil & Gas — 0.1%
8,511		Birch Permian Holdings, Inc.* ****	85,110
66,347		Birch Permian Holdings, Inc.* ****	663,470
14,783		Nine Point Energy, LLC* ****	—

			748,580

		TOTAL COMMON STOCKS (COST $1,610,355)	748,580

		CONVERTIBLE PREFERRED STOCK — 0.0%

		Oil & Gas — 0.0%
322		Nine Point Energy Holdings, Inc., 0.00%* ****	181,975

		TOTAL CONVERTIBLE PREFERRED STOCK (COST $300,884)	181,975

		PREFERRED STOCK — 0.0%

		Diversified Financial Services — 0.0%
2,450		B. Riley Financial, Inc., 6.88%*	62,965

		TOTAL PREFERRED STOCK (COST $61,250)	62,965

Notional Value		Description	Value ($)

		OPTIONS PURCHASED — 0.1%

		PURCHASED CURRENCY OPTIONS — 0.1%

		Call Options — 0.1%
7,100,000	USD	USD/KRW Option with Bank of America N.A., Strike Price KRW 1,195.00, Expires 08/07/19	12,049
14,450,000	USD	EUR/USD Option with Citibank N.A., Strike Price USD 1.13, Expires 07/16/19	198,471
14,400,000	USD	EUR/USD Option with Citibank N.A., Strike Price USD 1.13, Expires 07/18/19	144,187
3,800,000	USD	USD/CAD Option with Morgan Stanley & Co., Strike Price CAD 1.34, Expires 07/24/19	2,493
1,490,000	USD	USD/AUD Option with UBS Securities LLC, Strike Price AUD 0.69, Expires 08/15/19	7,657
1,610,000	USD	USD/EUR Option with UBS Securities LLC, Strike Price EUR 1.14, Expires 07/15/19	7,612
1,890,000	USD	USD/EUR Option with UBS Securities LLC, Strike Price EUR 1.13, Expires 08/08/19	8,469

		Put Options — 0.0%
7,400,000	USD	USD/JPY Option with HSBC Bank USA, N.A., Strike Price JPY 108.00, Expires 07/24/19	69,175
10,700,000	EUR	EUR/JPY Option with Morgan Stanley & Co., Strike Price JPY 121.50, Expires 07/19/19	40,113
2,450,000	USD	USD/JPY Option with HSBC Bank USA, N.A., Strike Price JPY 108.00, Expires 07/24/19	22,903

		TOTAL CURRENCY OPTIONS PURCHASED (PREMIUMS PAID $571,926)	513,129

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2019 (Unaudited)

Number of Contracts		Notional Value ($)	Description	Value ($)

			PURCHASED FUTURES OPTIONS — 0.0%

			Put Options — 0.0%
47		6,918,988	S&P 500 E-mini Futures Option with UBS Securities LLC, Strike Price $2,700.00, Expires 07/19/19	8,460
14		2,060,975	S&P 500 E-mini Futures Option with UBS Securities LLC, Strike Price $2,750.00, Expires 07/19/19	3,850
7		1,030,488	S&P 500 E-mini Futures Option with UBS Securities LLC, Strike Price $2,800.00, Expires 07/19/19	3,063
25		3,680,313	S&P 500 E-mini Futures Option with UBS Securities LLC, Strike Price $2,700.00, Expires 08/16/19	15,000
19		2,797,038	S&P 500 E-mini Futures Option with UBS Securities LLC, Strike Price $2,800.00, Expires 08/16/19	21,375
510		60,205,500	U.S. Treasury Note 5-Year Futures Option with JPMorgan Chase Bank N.A., Strike Price $117.50, Expires 07/26/19	75,703

			TOTAL FUTURES OPTIONS PURCHASED (PREMIUMS PAID $232,994)	127,451

			PURCHASED INDEX OPTIONS — 0.0%

			Put Options — 0.0%
43		12,649,568	S&P 500 Index Option with Citigroup Global Markets Inc., Strike Price $2,750.00, Expires 08/16/19	64,500
43		12,649,568	S&P 500 Index Option with Citigroup Global Markets Inc., Strike Price $2,775.00, Expires 08/16/19	74,390
52		15,297,152	S&P 500 Index Option with Citigroup Global Markets Inc., Strike Price $2,700.00, Expires 07/19/19	15,600
75		22,063,200	S&P 500 Index Option with Citigroup Global Markets Inc., Strike Price $2,750.00, Expires 07/19/19	31,500
33		9,707,808	S&P 500 Index Option with Citigroup Global Markets Inc., Strike Price $2,850.00, Expires 07/19/19	37,620

			TOTAL INDEX OPTIONS PURCHASED (PREMIUMS PAID $921,193)	223,610

Notional Value			Description	Value ($)

			PURCHASED SWAPTIONS — 0.0%

			Put Swaptions — 0.0%
14,300,000	USD		CDX.NA.HY.32 Index Option with Citibank N.A., Strike Price $104.50, Expires 07/17/19	100,543
11,900,000	USD		CDX.NA.HY.32 Index Option with Citibank N.A., Strike Price $104.00, Expires 07/17/19	72,656
4,390,000	USD		CDX.NA.IG.32 Index Option with Goldman Sachs International, Strike Price $70.00, Expires 09/18/19	4,198
508,000,000	USD		CDX.NA.IG.32 Index Option with Citibank N.A., Strike Price $70.00, Expires 07/17/19	74,005
50,800,000	USD		CDX.NA.IG.32 Index Option with Citibank N.A., Strike Price $75.00, Expires 07/17/19	5,596

			TOTAL PURCHASED SWAPTIONS (PREMIUMS PAID $373,465)	256,998

			TOTAL OPTIONS PURCHASED (PREMIUMS PAID $2,099,578)	1,121,188

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2019 (Unaudited)

Par Value ($)			Description	Value ($)

			SHORT-TERM INVESTMENTS — 4.6%

			Commercial Paper — 0.0%
380,000			Enable Midstream Partners, 3.04%, due 09/10/19‡‡ 144A	377,740

			Investment Company — 2.3%
18,652,094			T. Rowe Price Government Reserve Fund, 2.43%, due 09/19/34	18,652,094

			Mutual Fund - Securities Lending Collateral — 0.8%
6,541,613			State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.31%## ***	6,541,613

			Sovereign Debt Obligations — 1.3%
124,300,000	EGP		Egypt Treasury Bills, 17.53%, due 10/15/19‡‡	7,082,308
51,800,000	EGP		Egypt Treasury Bills, 15.55%, due 07/16/19‡‡	3,081,782

			TOTAL SOVEREIGN DEBT OBLIGATIONS	10,164,090

			U.S. Government and Agency Obligations — 0.2%
1,210,000			U.S. Treasury Bill, 0.98%, due 07/02/19‡‡	1,209,935

			TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (COST $1,209,925)	1,209,935

			TOTAL SHORT-TERM INVESTMENTS (COST $36,613,904)	36,945,472

			TOTAL INVESTMENTS — 97.7% (Cost $778,597,049)	795,194,989

			Other Assets and Liabilities (net) — 2.3% (c)	18,339,381

			NET ASSETS — 100.0%	$813,534,370

			Notes to Schedule of Investments:

			ARS — Auction Rate Security

			CDX.NA.HY — Markit North America High Yield CDS Index

			CDX.NA.IG — Markit North America Investment Grade CDS Index

			CLO — Collateralized Loan Obligation

			CMT — Constant Maturing Treasury Rate

			FNMA — Federal National Mortgage Association

			GDN — Global Depository Note

			MTN — Medium Term Note

			PIK — Payment In Kind

			REIT — Real Estate Investment Trust

		#	Year of maturity is greater than 2100.

		##	The rate disclosed is the 7 day net yield as of June 30, 2019.

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

###	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be disclosed as TBD (To Be Determined) and adjusted on settlement date.

*	Non-income producing security

**	Unless otherwise indicated, all par values are denominated in United States dollars ($).

***	Represents an investment of securities lending cash collateral.

****	Securities fair valued by the Valuation Committee as approved by the Board of Trustees. The total market value of the securities at period end is $930,555 which represents 0.1% of net assets. The aggregate tax cost of these securities held at June 30, 2019 was $1,911,239.

^	Level 3 — significant unobservable inputs were used in determining the value of this portfolio security.

◆	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.

◆◆	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

†	Variable or floating rate note. Rate shown is as of June 30, 2019.

††	Debt obligation initially issued in zero coupon form which converts to coupon form at a specific rate and date. The rate shown is the rate at period end.

†††	Security is currently in default.

††††	When-issued security.

†††††	Security is perpetual and has no stated maturity date.

‡	All or a portion of this security is out on loan.

‡‡	Interest rate presented is yield to maturity.

‡‡‡	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

‡‡‡‡	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of period end, the market value of restricted securities was $3,450,435, which is 0.4% of net assets. See details shown in the Restricted Securities table that follows.

(a)	All or a portion of this security is pledged for open futures and open centrally cleared swaps collateral.

(b)	All or a portion of this security is pledged for open forward foreign currency contracts collateral.

(c)	As of June 30, 2019, the value of unfunded loan commitments was $62,636 for the Fund. See Notes to Schedule of Investments.

144A	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total market value of the securities at period end is $147,814,551 which represents 18.2% of net assets.

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

At June 30, 2019, the Fund held the following restricted securities:

Restricted Securities	Acquistion Date	Principal Amount		Cost	Value
Bonos de la Tesoreria de la Republica en pesos, 4.70%, due 09/01/30	06/11/19	CLP	1,990,000,000	$3,226,160	$3,338,276
Cyprus Government International Bond, (MTN), 2.75%, due 05/03/49	04/24/19	EUR	72,000	79,290	101,827
K2016470219 South Africa, Ltd., 3.00% (3.00% Cash or PIK), due 12/31/22	08/23/13	USD	568,994	862,963	5,690
K2016470260 South Africa, Ltd., 25.00% (25.00% Cash or PIK), due 12/31/22	01/30/16	USD	123,799	123,800	4,642

						$3,450,435

Forward Foreign Currency Contracts

Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
ARS	6,511,809	USD	134,209	07/10/19	BNP Paribas S.A.	$17,612
ARS	12,639,420	USD	287,717	07/29/19	Citibank N.A.	(1,101)
ARS	13,457,400	USD	259,595	09/12/19	Citibank N.A.	28,095
ARS	11,994,930	USD	255,755	08/14/19	Goldman Sachs International	10,810
ARS	7,845,190	USD	160,828	10/01/19	Goldman Sachs International	1,717
ARS	56,426,000	USD	1,258,430	07/02/19	JPMorgan Chase Bank N.A.	72,906
ARS	76,534,000	USD	1,630,840	07/03/19	JPMorgan Chase Bank N.A.	172,227
ARS	2,243,000	USD	48,819	07/25/19	JPMorgan Chase Bank N.A.	2,339
ARS	28,213,000	USD	637,798	08/02/19	JPMorgan Chase Bank N.A.	(1,697)
ARS	25,511,000	USD	572,637	08/05/19	JPMorgan Chase Bank N.A.	460
ARS	25,511,500	USD	567,300	08/06/19	JPMorgan Chase Bank N.A.	5,117
ARS	25,511,500	USD	571,110	08/07/19	JPMorgan Chase Bank N.A.	618
ARS	8,955,490	USD	201,700	08/02/19	Morgan Stanley & Co.	214
ARS	2,788,810	USD	58,675	08/21/19	Morgan Stanley & Co.	2,788
AUD	1,928,884	USD	1,360,651	07/26/19	BNP Paribas S.A.	(5,903)
AUD	260,000	USD	179,059	07/17/19	Citibank N.A.	3,494
AUD	9,566,707	USD	6,633,877	07/26/19	HSBC Bank USA, N.A.	85,279
AUD	5,198,000	USD	3,635,336	07/19/19	JPMorgan Chase Bank N.A.	14,573
AUD	1,147,597	USD	801,907	07/26/19	State Street Bank London	4,106
BRL	4,648,000	USD	1,193,735	10/02/19	BNP Paribas S.A.	8,448
BRL	6,495,650	USD	1,690,157	07/18/19	Goldman Sachs International	2,249
BRL	1,869,450	USD	481,102	07/18/19	HSBC Bank Plc	5,974
BRL	3,748,280	USD	969,639	07/18/19	Morgan Stanley & Co.	6,956
BRL	4,987,000	USD	1,237,315	09/04/19	Morgan Stanley & Co.	56,312
BRL	23,024,000	USD	5,950,013	10/02/19	Morgan Stanley & Co.	5,034
BRL	4,165,000	USD	1,071,520	07/18/19	Natwest Markets Plc	13,648
CAD	646,322	USD	479,560	07/17/19	Barclays Bank Plc	15,220
CAD	3,225,000	USD	2,405,048	07/26/19	BNP Paribas S.A.	64,313
CAD	1,010,000	USD	759,812	07/17/19	Citibank N.A.	13,374
CAD	522,222	USD	389,820	08/19/19	JPMorgan Chase Bank N.A.	10,208
CHF	4,381,000	USD	4,376,886	08/23/19	BNP Paribas S.A.	137,788
CHF	8,762,000	USD	8,752,977	08/23/19	State Street Bank London	276,372
CLP	340,330,599	USD	500,707	09/06/19	Barclays Bank Plc	889

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

Forward Foreign Currency Contracts — (Continued)

Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
CLP	860,808,030	USD	1,236,793	07/18/19	Goldman Sachs International	$31,436
CLP	366,519,037	USD	540,374	09/06/19	HSBC Bank USA, N.A.	(180)
CLP	185,398,359	USD	272,464	09/06/19	Morgan Stanley & Co.	785
CNH	16,588,000	USD	2,418,422	09/06/19	JPMorgan Chase Bank N.A.	(5,700)
COP	2,463,101,130	USD	755,275	07/18/19	Credit Suisse International	12,045
COP	66,164,400	USD	20,774	07/18/19	Deutsche Bank AG	(162)
COP	3,405,446,030	USD	1,051,048	07/18/19	Goldman Sachs International	9,838
COP	5,376,517,340	USD	1,670,861	07/18/19	HSBC Bank Plc	4,065
COP	1,529,656,920	USD	477,799	07/18/19	Morgan Stanley & Co.	(1,271)
CZK	43,747,000	USD	1,923,333	07/19/19	Bank of America N.A.	35,303
CZK	1,667,470	USD	73,696	07/18/19	Citibank N.A.	958
CZK	58,624,000	USD	2,585,723	07/02/19	JPMorgan Chase Bank N.A.	38,114
CZK	75,328,360	USD	3,328,573	07/18/19	JPMorgan Chase Bank N.A.	43,952
CZK	12,714,000	USD	559,285	07/19/19	JPMorgan Chase Bank N.A.	9,945
CZK	51,249,000	USD	2,289,844	10/03/19	JPMorgan Chase Bank N.A.	7,202
EUR	613,000	USD	692,997	07/31/19	Bank of America N.A.	6,757
EUR	1,604,983	USD	1,813,552	07/17/19	Barclays Bank Plc	16,476
EUR	955,000	USD	1,083,924	07/31/19	Barclays Bank Plc	6,231
EUR	340,000	USD	381,584	07/03/19	BNP Paribas S.A.	5,641
EUR	12,257,500	USD	13,822,966	07/31/19	BNP Paribas S.A.	169,256
EUR	1,870,000	USD	2,110,545	07/17/19	Citibank N.A.	21,660
EUR	856,800	USD	972,125	08/12/19	Citibank N.A.	6,827
EUR	420,000	USD	472,176	07/18/19	Deutsche Bank AG	6,754
EUR	280,000	USD	318,869	07/24/19	Deutsche Bank AG	575
EUR	3,714,680	USD	4,237,150	07/18/19	HSBC Bank Plc	(1,265)
EUR	1,243,792	USD	1,414,519	07/31/19	HSBC Bank USA, N.A.	5,300
EUR	1,009,500	USD	1,142,084	07/18/19	JPMorgan Chase Bank N.A.	9,058
EUR	8,660,176	USD	9,790,767	07/31/19	State Street Bank London	95,026
EUR	1,441,080	USD	1,635,497	07/18/19	Toronto Dominion Bank	7,780
GBP	609,590	USD	801,385	07/17/19	Barclays Bank Plc	(24,971)
GBP	97,000	USD	123,371	08/23/19	Deutsche Bank AG	378
HUF	198,385,020	USD	692,111	07/18/19	Goldman Sachs International	8,539
HUF	76,495,000	USD	270,447	07/02/19	JPMorgan Chase Bank N.A.	(561)
HUF	18,810,000	USD	66,352	07/18/19	JPMorgan Chase Bank N.A.	81
HUF	19,800,000	USD	69,673	07/18/19	State Street Bank London	256
HUF	91,114,810	USD	322,147	07/18/19	Toronto Dominion Bank	(350)
IDR	2,628,862,600	USD	183,196	07/11/19	Barclays Bank Plc	2,705
IDR	14,389,112,712	USD	1,014,246	07/17/19	Barclays Bank Plc	2,604
IDR	5,778,828,000	USD	396,000	08/28/19	Barclays Bank Plc	10,403
IDR	10,231,484,350	USD	715,150	07/18/19	Deutsche Bank AG	7,808
IDR	16,338,396,718	USD	1,141,401	07/18/19	HSBC Bank Plc	13,073
IDR	11,577,781,490	USD	808,617	07/18/19	JPMorgan Chase Bank N.A.	9,470
IDR	9,116,368,359	USD	632,554	07/25/19	JPMorgan Chase Bank N.A.	11,106
IDR	13,168,674,720	USD	925,057	07/18/19	Morgan Stanley & Co.	5,443
IDR	4,255,752,362	USD	300,259	07/18/19	Natwest Markets Plc	453
ILS	2,726,919	USD	765,303	07/17/19	Bank of America N.A.	(29)
ILS	4,565,695	USD	1,277,249	07/17/19	State Street Bank London	4,054

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

Forward Foreign Currency Contracts — (Continued)

Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
INR	166,117,000	USD	2,380,923	07/12/19	Citibank N.A.	$22,488
INR	106,718,000	USD	1,524,216	07/12/19	Credit Suisse	19,800
INR	139,360,000	USD	2,000,201	07/18/19	Credit Suisse International	14,646
INR	70,696,140	USD	1,015,282	07/18/19	HSBC Bank Plc	6,833
INR	114,023,590	USD	1,635,216	07/18/19	JPMorgan Chase Bank N.A.	13,321
JPY	259,565,000	USD	2,410,251	07/26/19	Bank of America N.A.	3,429
JPY	911,794,000	USD	8,382,652	07/26/19	BNP Paribas S.A.	96,069
JPY	56,790,000	USD	513,101	07/17/19	Citibank N.A.	14,625
JPY	561,684,000	USD	5,061,881	07/26/19	Citibank N.A.	161,187
JPY	646,365,000	USD	5,936,434	07/26/19	JPMorgan Chase Bank N.A.	74,078
JPY	236,963,370	USD	2,198,707	07/18/19	State Street Bank London	3,463
JPY	542,314,810	USD	5,019,690	07/18/19	Toronto Dominion Bank	20,201
KRW	3,873,991,890	USD	3,441,713	07/12/19	HSBC Bank USA, N.A.	(85,573)
KRW	2,815,875,000	USD	2,380,762	07/12/19	State Street Bank London	58,703
KZT	154,761,760	USD	402,344	07/18/19	Citibank N.A.	2,972
KZT	111,680,260	USD	289,327	10/01/19	HSBC Bank Plc	(1,101)
KZT	77,629,090	USD	203,404	07/22/19	Natwest Markets Plc	(256)
KZT	144,304,690	USD	369,302	09/16/19	Natwest Markets Plc	4,256
KZT	152,447,660	USD	394,176	09/30/19	Natwest Markets Plc	(658)
KZT	96,126,770	USD	244,691	10/15/19	Natwest Markets Plc	2,727
MXN	48,039,000	USD	2,403,332	08/23/19	BNP Paribas S.A.	76,039
MXN	32,200,000	USD	1,651,324	07/17/19	Citibank N.A.	20,689
MXN	41,451,980	USD	2,167,900	07/18/19	Citibank N.A.	(15,817)
MXN	48,464,838	USD	2,503,512	08/23/19	Citibank N.A.	(2,163)
MXN	7,303,920	USD	379,899	07/18/19	Deutsche Bank AG	(697)
MXN	25,348,720	USD	1,333,492	07/18/19	Goldman Sachs International	(17,450)
MXN	9,200,000	USD	477,043	07/18/19	HSBC Bank Plc	599
MXN	103,818,000	USD	5,391,205	07/02/19	JPMorgan Chase Bank N.A.	12,703
MXN	22,898,000	USD	1,196,565	08/23/19	JPMorgan Chase Bank N.A.	(14,762)
MXN	13,056,000	USD	672,432	10/03/19	JPMorgan Chase Bank N.A.	(3,163)
MXN	42,654,060	USD	2,225,267	07/18/19	Morgan Stanley & Co.	(10,774)
MXN	90,204,000	USD	4,571,103	08/23/19	Morgan Stanley & Co.	84,473
MXN	9,197,210	USD	476,943	07/18/19	Natwest Markets Plc	553
MXN	76,410,000	USD	3,965,497	07/18/19	State Street Bank London	1,520
MYR	1,500,280	USD	361,906	07/18/19	Goldman Sachs International	1,060
MYR	3,983,260	USD	958,187	07/18/19	Morgan Stanley & Co.	5,491
PEN	224,000	USD	66,766	07/25/19	JPMorgan Chase Bank N.A.	1,294
PEN	129,000	USD	38,868	07/26/19	JPMorgan Chase Bank N.A.	325
PHP	16,069,560	USD	310,733	07/18/19	Credit Suisse International	2,726
PHP	11,371,940	USD	218,607	07/18/19	HSBC Bank Plc	3,218
PHP	20,450,360	USD	392,734	07/18/19	JPMorgan Chase Bank N.A.	6,179
PHP	98,094,000	USD	1,877,038	07/25/19	JPMorgan Chase Bank N.A.	35,859
PLN	2,073,000	USD	545,387	08/16/19	Bank of America N.A.	11,120
PLN	3,178,970	USD	844,678	07/18/19	Citibank N.A.	8,162
PLN	1,292,000	USD	338,417	08/16/19	Citibank N.A.	8,427
PLN	3,760,000	USD	1,007,449	07/18/19	Goldman Sachs International	1,266
PLN	51,177,000	USD	13,456,711	07/02/19	JPMorgan Chase Bank N.A.	266,609

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

Forward Foreign Currency Contracts — (Continued)

Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
PLN	45,772,000	USD	12,221,347	10/03/19	JPMorgan Chase Bank N.A.	$77,343
PLN	3,410,000	USD	905,480	07/18/19	State Street Bank London	9,339
RON	1,698,560	USD	399,573	07/19/19	Bank of America N.A.	9,296
RON	2,683,330	USD	642,683	07/18/19	Goldman Sachs International	3,242
RON	24,937,000	USD	5,877,566	07/02/19	JPMorgan Chase Bank N.A.	125,852
RON	22,789,000	USD	5,475,493	10/03/19	JPMorgan Chase Bank N.A.	799
RUB	650,000	USD	9,943	07/17/19	Barclays Bank Plc	340
RUB	59,578,340	USD	942,422	07/18/19	Goldman Sachs International	(4)
RUB	79,214,910	USD	1,228,540	07/18/19	HSBC Bank Plc	24,492
RUB	75,470,060	USD	1,178,724	07/18/19	Morgan Stanley & Co.	15,071
SEK	23,220,000	USD	2,475,123	08/16/19	BNP Paribas S.A.	35,795
THB	270,401,080	USD	8,651,547	07/18/19	Goldman Sachs International	168,571
THB	15,073,780	USD	483,754	07/18/19	JPMorgan Chase Bank N.A.	7,932
THB	20,917,970	USD	669,804	07/18/19	Morgan Stanley & Co.	12,512
TRY	13,968,810	USD	2,259,117	07/17/19	Citibank N.A.	134,838
TRY	8,193,746	USD	1,369,699	07/18/19	Citibank N.A.	33,763
TRY	3,719,674	USD	588,128	07/18/19	Deutsche Bank AG	48,995
TRY	1,860,020	USD	313,748	07/18/19	Goldman Sachs International	4,844
TRY	7,110,160	USD	1,213,501	07/18/19	HSBC Bank Plc	4,360
TRY	10,687,000	USD	1,741,386	07/02/19	JPMorgan Chase Bank N.A.	105,283
TRY	10,333,000	USD	1,701,325	10/03/19	JPMorgan Chase Bank N.A.	79
TRY	10,098,400	USD	1,632,374	07/18/19	Toronto Dominion Bank	97,327
TWD	154,941,000	USD	5,043,652	07/12/19	BNP Paribas S.A.	(52,115)
TWD	72,300,000	USD	2,301,815	07/12/19	JPMorgan Chase Bank N.A.	27,383
ZAR	16,596,000	USD	1,136,292	09/13/19	Barclays Bank Plc	30,029
ZAR	60,980,870	USD	4,219,276	07/18/19	Citibank N.A.	96,645
ZAR	34,122,000	USD	2,344,913	09/13/19	Citibank N.A.	53,087
ZAR	11,858,100	USD	823,958	07/18/19	HSBC Bank Plc	15,299
ZAR	97,023,000	USD	6,760,476	07/02/19	JPMorgan Chase Bank N.A.	119,976
ZAR	6,103,000	USD	426,349	10/03/19	JPMorgan Chase Bank N.A.	1,484
ZAR	5,078,730	USD	344,461	07/18/19	Morgan Stanley & Co.	14,986
USD	131,952	ARS	6,511,809	07/10/19	HSBC Bank USA, N.A.	(19,869)
USD	1,326,097	ARS	56,426,000	07/02/19	JPMorgan Chase Bank N.A.	(5,238)
USD	1,783,900	ARS	76,534,000	07/03/19	JPMorgan Chase Bank N.A.	(19,168)
USD	240,016	ARS	11,912,000	07/17/19	JPMorgan Chase Bank N.A.	(34,858)
USD	6,183,853	AUD	8,625,000	07/26/19	Bank of America N.A.	126,104
USD	2,131	AUD	3,001	07/17/19	Barclays Bank Plc	24
USD	99,744	AUD	143,785	08/19/19	Barclays Bank Plc	(1,314)
USD	442,809	AUD	621,350	07/17/19	Citibank N.A.	6,542
USD	6,089,167	AUD	8,438,049	07/26/19	Citibank N.A.	162,721
USD	1,500,990	AUD	2,158,685	07/17/19	JPMorgan Chase Bank N.A.	(14,680)
USD	1,374,223	BRL	5,604,081	10/02/19	Citibank N.A.	(75,246)
USD	366,823	BRL	1,412,820	07/18/19	Credit Suisse International	(1,280)
USD	192,079	BRL	735,760	07/18/19	Goldman Sachs International	381
USD	192,198	BRL	740,000	07/18/19	HSBC Bank Plc	(605)
USD	140,478	BRL	545,520	07/18/19	JPMorgan Chase Bank N.A.	(1,654)
USD	3,024,090	BRL	11,775,200	07/25/19	JPMorgan Chase Bank N.A.	(41,943)

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

Forward Foreign Currency Contracts — (Continued)

Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
USD	5,790,242	BRL	22,227,200	07/30/19	JPMorgan Chase Bank N.A.	$5,317
USD	1,313,635	BRL	5,027,100	07/18/19	Morgan Stanley & Co.	3,850
USD	1,370,339	BRL	5,604,000	10/02/19	Morgan Stanley & Co.	(79,109)
USD	596,156	CAD	790,000	07/17/19	Barclays Bank Plc	(8,613)
USD	342,000	CAD	460,520	08/26/19	BNP Paribas S.A.	(10,799)
USD	5,359,981	CAD	7,229,076	07/26/19	Citibank N.A.	(175,275)
USD	4,956,826	CAD	6,572,000	07/26/19	JPMorgan Chase Bank N.A.	(75,311)
USD	390,000	CAD	522,222	08/19/19	JPMorgan Chase Bank N.A.	(10,027)
USD	369,786	CAD	483,569	10/02/19	JPMorgan Chase Bank N.A.	(867)
USD	2,411,530	CAD	3,225,000	07/26/19	State Street Bank London	(57,831)
USD	5,902,959	CLP	4,132,309,996	09/06/19	BNP Paribas S.A.	(187,447)
USD	1,249,690	CLP	850,094,994	09/06/19	Credit Suisse International	(3,222)
USD	84,140	CLP	57,263,394	09/06/19	Deutsche Bank AG	(257)
USD	564,223	CLP	391,796,150	07/18/19	HSBC Bank Plc	(13,011)
USD	1,448,984	CLP	1,012,260,000	07/25/19	JPMorgan Chase Bank N.A.	(42,588)
USD	5,583,178	CLP	3,882,728,000	09/06/19	Morgan Stanley & Co.	(139,381)
USD	1,550,135	CLP	1,073,825,330	07/18/19	Natwest Markets Plc	(31,932)
USD	1,108,093	COP	3,649,505,080	07/18/19	Goldman Sachs International	(28,823)
USD	2,811,774	COP	9,180,221,000	07/25/19	JPMorgan Chase Bank N.A.	(46,569)
USD	1,407,219	COP	4,579,231,030	07/18/19	Natwest Markets Plc	(19,332)
USD	2,454,815	CZK	56,461,000	07/19/19	Bank of America N.A.	(73,049)
USD	561,246	CZK	12,667,480	07/18/19	Citibank N.A.	(5,890)
USD	143,002	CZK	3,240,000	07/18/19	HSBC Bank Plc	(2,056)
USD	2,605,492	CZK	58,624,000	07/02/19	JPMorgan Chase Bank N.A.	(18,345)
USD	74,001	CZK	1,655,000	10/03/19	JPMorgan Chase Bank N.A.	(178)
USD	426,611	EUR	380,000	07/31/19	Bank of America N.A.	(7,168)
USD	6,900,411	EUR	6,083,417	07/17/19	Barclays Bank Plc	(36,000)
USD	395,269	EUR	350,000	08/19/19	Barclays Bank Plc	(4,840)
USD	149,486	EUR	132,960	08/23/19	Barclays Bank Plc	(2,556)
USD	619,580	EUR	555,000	07/03/19	BNP Paribas S.A.	(12,507)
USD	15,559,337	EUR	13,744,973	07/31/19	BNP Paribas S.A.	(130,871)
USD	960,371	EUR	850,000	07/17/19	Citibank N.A.	(8,812)
USD	5,274,419	EUR	4,667,000	07/31/19	Citibank N.A.	(53,071)
USD	812,089	EUR	720,000	07/10/19	Deutsche Bank AG	(8,396)
USD	317,134	EUR	280,000	07/24/19	Deutsche Bank AG	(2,310)
USD	788,855	EUR	700,000	07/08/19	Goldman Sachs & Co.	(8,708)
USD	1,205,917	EUR	1,070,000	07/09/19	Goldman Sachs & Co.	(13,317)
USD	241,436	EUR	213,316	07/31/19	HSBC Bank USA, N.A.	(2,069)
USD	1,586,525	EUR	1,404,125	07/17/19	JPMorgan Chase Bank N.A.	(14,481)
USD	2,492,457	EUR	2,219,400	07/18/19	JPMorgan Chase Bank N.A.	(38,346)
USD	12,491,406	EUR	11,073,430	07/31/19	JPMorgan Chase Bank N.A.	(149,173)
USD	250,834	EUR	221,255	07/31/19	Morgan Stanley & Co.	(1,733)
USD	6,070,663	EUR	5,374,200	07/18/19	Natwest Markets Plc	(57,588)
USD	526,410	EUR	464,150	07/18/19	State Street Bank London	(2,864)
USD	5,709,119	EUR	5,048,804	07/31/19	State Street Bank London	(54,210)
USD	645,308	EUR	570,000	07/24/19	UBS AG London	(4,987)
USD	1,116,470	GBP	875,501	08/23/19	Bank of America N.A.	(456)

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

Forward Foreign Currency Contracts — (Continued)

Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
USD	273,668	GBP	215,000	07/10/19	UBS AG London	$(75)
USD	3,637,540	HKD	28,395,000	07/31/19	Bank of America N.A.	2,524
USD	801,029	HUF	228,639,262	07/18/19	Citibank N.A.	(6,473)
USD	588,232	HUF	166,828,510	07/18/19	Deutsche Bank AG	(969)
USD	268,803	HUF	76,495,000	07/02/19	JPMorgan Chase Bank N.A.	(1,083)
USD	943,069	HUF	270,160,000	07/18/19	JPMorgan Chase Bank N.A.	(11,074)
USD	356,266	HUF	102,200,000	07/18/19	Natwest Markets Plc	(4,681)
USD	183,196	IDR	2,628,862,600	07/11/19	Barclays Bank Plc	(2,705)
USD	1,001,958	IDR	14,389,112,712	10/17/19	Barclays Bank Plc	(4,488)
USD	995,649	IDR	14,389,112,712	07/17/19	Citibank N.A.	(21,202)
USD	953,995	IDR	13,596,230,000	07/18/19	HSBC Bank Plc	(6,716)
USD	1,485,398	IDR	21,253,077,938	07/18/19	JPMorgan Chase Bank N.A.	(16,347)
USD	254,986	IDR	3,615,957,000	07/25/19	JPMorgan Chase Bank N.A.	(318)
USD	396,027	IDR	5,778,828,000	08/28/19	JPMorgan Chase Bank N.A.	(10,375)
USD	1,379,773	ILS	4,940,000	07/17/19	Bank of America N.A.	(6,574)
USD	154,520	ILS	554,000	07/17/19	Citibank N.A.	(953)
USD	1,380,660	ILS	4,940,000	07/17/19	HSBC Bank USA, N.A.	(5,687)
USD	1,380,660	ILS	4,940,000	07/17/19	JPMorgan Chase Bank N.A.	(5,687)
USD	1,465,304	ILS	5,249,772	07/17/19	State Street Bank London	(7,976)
USD	2,365,120	INR	166,424,000	07/12/19	Citibank N.A.	(42,733)
USD	1,216,758	INR	84,896,890	07/18/19	Citibank N.A.	(10,668)
USD	375,691	INR	26,016,610	07/18/19	HSBC Bank Plc	(453)
USD	1,830,604	INR	127,742,650	07/18/19	Morgan Stanley & Co.	(16,281)
USD	4,826,705	JPY	523,999,000	07/26/19	BNP Paribas S.A.	(45,932)
USD	3,718,172	JPY	397,410,000	07/18/19	Citibank N.A.	24,923
USD	2,426,931	JPY	261,929,000	07/26/19	Citibank N.A.	(8,732)
USD	370,391	JPY	41,127,000	07/26/19	HSBC Bank USA, N.A.	(12,047)
USD	9,654,255	JPY	1,045,574,000	07/26/19	JPMorgan Chase Bank N.A.	(68,479)
USD	3,025,156	JPY	327,899,650	07/18/19	Morgan Stanley & Co.	(22,112)
USD	15,609,802	KRW	18,235,846,601	07/12/19	BNP Paribas S.A.	(188,384)
USD	5,057,038	KRW	5,732,658,000	07/12/19	Citibank N.A.	90,688
USD	2,597,051	KRW	3,099,061,000	07/12/19	Credit Suisse International	(87,746)
USD	3,477,239	KRW	3,873,991,890	07/12/19	HSBC Bank USA, N.A.	121,098
USD	2,482,479	MXN	48,242,000	08/23/19	BNP Paribas S.A.	(7,369)
USD	1,040,386	MXN	20,051,370	07/18/19	Citibank N.A.	(631)
USD	2,419,844	MXN	46,986,359	08/23/19	Citibank N.A.	(5,199)
USD	5,840,339	MXN	112,668,900	07/18/19	Goldman Sachs International	(9,150)
USD	5,397,888	MXN	103,818,000	07/02/19	JPMorgan Chase Bank N.A.	(6,021)
USD	2,445,684	MXN	47,720,000	08/23/19	JPMorgan Chase Bank N.A.	(17,222)
USD	2,042,536	MXN	39,805,000	10/03/19	JPMorgan Chase Bank N.A.	2,076
USD	6,039,710	MXN	118,893,000	08/23/19	Morgan Stanley & Co.	(96,552)
USD	384,106	MXN	7,406,340	07/18/19	Natwest Markets Plc	(412)
USD	183,536	MXN	3,531,160	07/18/19	State Street Bank London	207
USD	2,419,063	MXN	46,986,000	08/23/19	State Street Bank London	(5,961)
USD	636,138	MXN	12,186,070	07/18/19	Toronto Dominion Bank	3,468
USD	2,633,450	MYR	11,025,993	09/06/19	HSBC Bank USA, N.A.	(31,920)
USD	2,622,452	MYR	11,024,000	09/06/19	JPMorgan Chase Bank N.A.	(42,436)

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

Forward Foreign Currency Contracts — (Continued)

Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
USD	713,800	MYR	2,969,410	07/18/19	Morgan Stanley & Co.	$(4,595)
USD	2,495,468	PEN	8,325,130	07/18/19	Credit Suisse International	(34,837)
USD	3,047,739	PEN	10,170,000	07/18/19	HSBC Bank Plc	(43,288)
USD	2,625,447	PHP	137,280,000	09/06/19	Citibank N.A.	(46,526)
USD	372,406	PHP	19,156,580	07/18/19	Goldman Sachs International	(1,269)
USD	63,119	PHP	3,233,000	07/25/19	JPMorgan Chase Bank N.A.	73
USD	191,663	PHP	10,000,000	09/06/19	JPMorgan Chase Bank N.A.	(2,974)
USD	2,669,140	PLN	10,056,680	07/18/19	Goldman Sachs International	(28,818)
USD	13,599,634	PLN	51,177,000	07/02/19	JPMorgan Chase Bank N.A.	(123,684)
USD	121,599	PLN	454,000	10/03/19	JPMorgan Chase Bank N.A.	(389)
USD	295,623	PLN	1,103,000	07/18/19	State Street Bank London	(285)
USD	812,745	RON	3,446,000	07/19/19	Barclays Bank Plc	(16,758)
USD	168,880	RON	713,561	07/19/19	BNP Paribas S.A.	(2,885)
USD	148,157	RON	620,000	07/18/19	Citibank N.A.	(1,088)
USD	153,126	RON	641,000	07/19/19	Citibank N.A.	(1,172)
USD	197,997	RON	846,923	07/19/19	Deutsche Bank AG	(5,870)
USD	591,036	RON	2,468,580	07/18/19	Goldman Sachs International	(3,195)
USD	813,504	RON	3,446,000	07/19/19	HSBC Bank USA, N.A.	(15,999)
USD	5,982,917	RON	24,937,000	07/02/19	JPMorgan Chase Bank N.A.	(20,502)
USD	137,679	RON	570,000	07/18/19	JPMorgan Chase Bank N.A.	470
USD	495,078	RON	2,102,009	07/19/19	JPMorgan Chase Bank N.A.	(10,906)
USD	138,931	RON	579,000	10/03/19	JPMorgan Chase Bank N.A.	(205)
USD	407,050	RON	1,723,000	07/19/19	Morgan Stanley & Co.	(7,702)
USD	2,209,601	RUB	146,860,000	07/17/19	Barclays Bank Plc	(113,778)
USD	372,172	RUB	23,525,000	07/18/19	Goldman Sachs International	50
USD	3,917,097	RUB	251,917,890	07/18/19	HSBC Bank Plc	(67,773)
USD	4,239,331	RUB	273,373,000	07/25/19	JPMorgan Chase Bank N.A.	(80,663)
USD	585,716	RUB	37,743,520	07/18/19	Morgan Stanley & Co.	(11,316)
USD	1,566,012	SEK	14,921,000	08/16/19	Barclays Bank Plc	(47,485)
USD	3,125,914	SEK	29,843,474	08/16/19	Citibank N.A.	(101,239)
USD	1,566,591	SEK	14,921,000	08/16/19	JPMorgan Chase Bank N.A.	(46,905)
USD	3,950,594	THB	125,380,000	09/06/19	Bank of America N.A.	(144,176)
USD	3,946,823	THB	125,378,710	09/06/19	Citibank N.A.	(147,905)
USD	1,230,725	THB	37,862,020	07/18/19	Goldman Sachs International	(4,283)
USD	2,628,514	THB	80,422,000	07/30/19	JPMorgan Chase Bank N.A.	4,526
USD	1,255,964	THB	38,539,260	07/18/19	Morgan Stanley & Co.	(1,135)
USD	302,561	TRY	1,892,000	07/17/19	Citibank N.A.	(21,687)
USD	1,274,299	TRY	7,556,980	07/18/19	Citibank N.A.	(20,096)
USD	68,399	TRY	430,930	07/18/19	Goldman Sachs International	(5,413)
USD	584,460	TRY	3,608,440	07/17/19	HSBC Bank Plc	(33,950)
USD	1,326,005	TRY	7,791,720	07/18/19	HSBC Bank Plc	(8,596)
USD	1,845,579	TRY	10,687,000	07/02/19	JPMorgan Chase Bank N.A.	(1,091)
USD	1,205,801	TRY	7,133,000	07/19/19	JPMorgan Chase Bank N.A.	(15,303)
USD	109,044	TRY	663,000	10/03/19	JPMorgan Chase Bank N.A.	(124)
USD	382,290	TRY	2,393,190	07/17/19	Toronto Dominion Bank	(27,852)
USD	193,598	TRY	1,161,460	07/18/19	Toronto Dominion Bank	(5,343)
USD	2,537,413	TWD	77,988,000	07/12/19	Barclays Bank Plc	24,973

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

Forward Foreign Currency Contracts — (Continued)

Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
USD	4,853,756	TWD	149,253,000	07/12/19	State Street Bank London	$45,461
USD	3,073,959	ZAR	45,398,512	09/13/19	Bank of America N.A.	(116,523)
USD	3,582,109	ZAR	52,824,921	09/13/19	Barclays Bank Plc	(130,281)
USD	3,642,729	ZAR	53,878,789	09/13/19	BNP Paribas S.A.	(143,724)
USD	1,536,925	ZAR	22,976,026	09/13/19	Citibank N.A.	(77,766)
USD	298,967	ZAR	4,282,950	07/18/19	Deutsche Bank AG	(4,159)
USD	6,319,100	ZAR	93,266,960	07/18/19	Goldman Sachs International	(281,874)
USD	6,785,113	ZAR	97,023,000	07/02/19	JPMorgan Chase Bank N.A.	(95,342)
USD	262,167	ZAR	3,750,000	07/18/19	JPMorgan Chase Bank N.A.	(3,240)
USD	4,825,524	ZAR	69,821,000	10/03/19	JPMorgan Chase Bank N.A.	(69,076)
USD	551,433	ZAR	8,051,380	07/18/19	Natwest Markets Plc	(18,404)
USD	1,010,175	ZAR	15,102,520	09/13/19	State Street Bank London	(51,188)

						$(580,368)

Futures Contracts

Number of Contracts	Description	Expiration Date	Notional Value	Market Value/ Unrealized Appreciation (Depreciation)
Buys
10	10 Yr Australian Bond Futures	Sep 2019	$1,008,065	$6,649
30	U.S. Long Bond	Sep 2019	4,667,812	121,538
180	U.S. Treasury Note 10-Year	Sep 2019	23,034,375	328,482
1	U.S. Treasury Note 2-Year	Sep 2019	215,180	1,537
317	U.S. Treasury Note 5-Year	Sep 2019	37,455,531	(1,939)
35	U.S. Ultra 10-Year	Sep 2019	4,834,375	32,151
63	U.S. Ultra Bond	Sep 2019	11,186,438	379,454

				$867,872

Sales
6	30 Day Federal Funds	Aug 2019	$2,449,071	$(1,074)
16	30 Day Federal Funds	Jan 2020	6,556,858	(10,364)
82	Euro-BTP	Sep 2019	12,541,153	(484,897)
25	Euro-Bund	Sep 2019	4,917,910	(53,170)
14	Euro-Buxl	Sep 2019	3,234,876	(98,225)
61	Euro-OAT	Sep 2019	11,452,995	(192,740)
5	Long Gilt	Sep 2019	829,164	(9,427)
60	U.S. Treasury Note 10-Year	Sep 2019	7,678,125	(64,271)
182	U.S. Treasury Note 5-Year	Sep 2019	21,504,438	(289,821)
66	U.S. Ultra Bond	Sep 2019	11,719,125	(281,063)

				$(1,485,052)

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

Written Options

Written Currency Options

Type of Contract	Counterparty	Notional Value		Premiums Received	Value at June 30, 2019
CALL — EUR/USD Option	Citibank N.A.	USD	(4,800,000)	$(7,907)	$(10,042)
Strike @ $ 1.15
Expires 07/16/2019
CALL — USD/AUD Option	UBS Securities LLC	USD	(2,980,000)	(25,753)	(4,744)
Strike @ AUD 0.68
Expires 08/15/2019
CALL — USD/CAD Option	UBS Securities LLC	USD	(1,710,000)	(5,694)	(716)
Strike @ CAD 1.36
Expires 08/16/2019
CALL — USD/CAD Option	UBS Securities LLC	USD	(1,520,000)	(6,513)	(368)
Strike @ CAD 1.37
Expires 08/23/2019
CALL — USD/CAD Option	UBS Securities LLC	USD	(1,670,000)	(7,198)	(7,198)
Strike @ CAD 1.33
Expires 10/01/2019
CALL — USD/EUR Option	UBS Securities LLC	USD	(1,710,000)	(5,301)	(1,720)
Strike @ EUR 1.11
Expires 08/15/2019
CALL — USD/EUR Option	UBS Securities LLC	USD	(720,000)	(2,966)	(421)
Strike @ EUR 1.10
Expires 08/21/2019
CALL — USD/KRW Option	Morgan Stanley & Co.	USD	(7,100,000)	(43,026)	(12,049)
Strike @ KRW 1,195.00
Expires 08/07/2019
PUT — USD/CAD Option	Citibank N.A.	USD	(7,200,000)	(24,660)	(97,625)
Strike @ CAD 1.32
Expires 08/05/2019
PUT — USD/IDR Option	UBS Securities LLC	USD	(676,000)	(3,677)	(786)
Strike @ IDR 13,990.00
Expires 07/09/2019
PUT — USD/IDR Option	UBS Securities LLC	USD	(1,440,000)	(8,151)	(14,442)
Strike @ IDR 14,197.00
Expires 08/26/2019

Total Written Currency Options				$(140,846)	$(150,111)

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

Written Futures Options

Type of Contract	Counterparty	Number of Contracts	Notional Value	Premiums Received	Value at June 30, 2019
PUT — U.S. Treasury Note 10-Year Futures Option	UBS Securities LLC	12	$(1,535,625)	$(4,292)	$(1,688)
Strike @ $ 126.50
Expires 07/26/2019
PUT — U.S. Treasury Note 10-Year Futures Option	UBS Securities LLC	24	(3,071,250)	(10,458)	(10,125)
Strike @ $ 127.50
Expires 07/26/2019
PUT — S&P E-mini Futures Option	UBS Securities LLC	36	(5,299,650)	(21,512)	(1,530)
Strike @ $ 2,500.00
Expires 07/19/2019
PUT — S&P E-mini Futures Option	UBS Securities LLC	21	(3,091,463)	(13,956)	(1,732)
Strike @ $ 2,600.00
Expires 07/19/2019
PUT — S&P E-mini Futures Option	UBS Securities LLC	19	(2,797,038)	(6,610)	(6,175)
Strike @ $ 2,600.00
Expires 08/16/2019

Total Written Futures Options				$(56,828)	$(21,250)

Written Swaptions

Type of Contract	Counterparty	Notional Value		Premiums Received	Value at June 30, 2019
PUT — CDX.NA.IG.32 Index Option	Citibank N.A.	USD	(27,915,000)	$(69,788)	$(8,947)
Strike @ 62.50
Expires 07/17/2019

Total Written Swaptions				$(69,788)	$(8,947)

Total Written Options				$(267,462)	$(180,308)

OTC - Interest Rate Swaps

Payments Received by Fund	Payments Made by Fund	Maturity Date	Counterparty	Upfront Premiums Paid (Received)	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
12-Month US CPI	2.32%	09/14/23	HSBC Sec. New York	$—	$11,300,000	$(330,547)	$(330,547)
12-Month US CPI	1.95%	03/28/24	Merrill Lynch Capital Services, Inc.	—	2,150,000	(11,391)	(11,391)
12-Month US CPI	1.91%	05/23/24	Bank of America N.A.	—	2,225,000	(9,832)	(9,832)
12-Month US CPI	1.90%	05/24/24	Bank of America N.A.	—	3,869,565	(16,673)	(16,673)
12-Month US CPI	1.90%	01/15/24	HSBC Sec. New York	—	1,635,000	(11,714)	(11,714)
12-Month US CPI	1.89%	05/24/24	Morgan Stanley & Co.	—	2,805,435	(10,600)	(10,600)

				$ —		$(390,757)	$(390,757)

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

Centrally Cleared Interest Rate Swaps

Payments Received by Fund	Payments Made by Fund	Maturity Date	Upfront Premiums Paid (Received)	Notional Value		Market Value	Unrealized Appreciation (Depreciation)
3-Month USD CDOR	3.01%	10/31/48	$—	CAD	150,000	$(24,101)	$(24,101)
3-Month USD CDOR	2.94%	09/25/48	—	CAD	40,000	(5,968)	(5,968)
3-Month USD CDOR	2.81%	09/12/48	—	CAD	1,710,000	(214,647)	(214,647)
3-Month USD CDOR	2.53%	04/16/49	1	CAD	50,000	(3,952)	(3,953)
3-Month USD CDOR	2.44%	04/05/49	1	CAD	80,000	(4,984)	(4,985)
3-Month USD CDOR	2.43%	03/20/49	1	CAD	150,000	(9,102)	(9,103)
1.70%	3-Month USD CDOR	06/21/24	—	CAD	6,171,533	(5,263)	(5,263)
1.71%	3-Month USD CDOR	06/21/24	—	CAD	5,846,715	(7,975)	(7,975)
1.71%	3-Month USD CDOR	06/21/24	—	CAD	5,781,752	(2,805)	(2,805)
1.83%	3-Month USD CDOR	05/28/24	(233)	CAD	6,256,591	13,607	13,840
1.83%	3-Month USD CDOR	05/28/24	(233)	CAD	6,256,590	14,175	14,408
3-Month USD LIBOR	2.88%	05/15/44	10,379	USD	1,924,000	(248,448)	(258,827)
3-Month USD LIBOR	2.75%	08/15/44	(10,220)	USD	2,295,000	(241,223)	(231,003)
3-Month USD LIBOR	2.50%	01/31/26	(122,884)	USD	9,095,000	(387,452)	(264,568)
3-Month USD LIBOR	2.30%	04/26/23	661	USD	9,792,000	(55,266)	(55,927)
3-Month USD LIBOR	2.25%	12/31/25	21,665	USD	4,216,000	(113,437)	(135,102)
3-Month USD LIBOR	1.80%	06/28/21	—	USD	24,600,000	(4,005)	(4,005)
2.01%	3-Month USD LIBOR	06/28/20	—	USD	84,000,000	7,086	7,086
2.25%	3-Month USD LIBOR	04/26/22	2,223	USD	9,612,000	60,109	57,886
6-Month USD EURIBOR	0.86%	12/11/28	—	EUR	9,900,000	(788,682)	(788,682)
6-Month USD LIBOR	1.45%	03/08/69	—	GBP	520,000	(59,884)	(59,884)
6-Month USD LIBOR	1.43%	04/05/69	—	GBP	25,000	(2,683)	(2,683)
6-Month USD LIBOR	1.27%	10/26/21	656	GBP	1,348,000	(14,852)	(15,508)
6-Month USD LIBOR	0.58%	03/22/29	—	EUR	1,200,000	(57,355)	(57,355)
6-Month USD PRIBOR	1.99%	04/09/24	—	CZK	7,000,000	(4,655)	(4,655)
6-Month USD PRIBOR	1.87%	03/27/24	—	CZK	6,700,820	(2,693)	(2,693)
6-Month USD PRIBOR	1.87%	03/28/24	—	CZK	20,102,459	(8,105)	(8,105)
6-Month USD PRIBOR	1.86%	03/29/24	—	CZK	72,656,060	(27,353)	(27,353)
6-Month USD PRIBOR	1.83%	04/01/24	—	CZK	3,832,803	(1,253)	(1,253)
6-Month USD PRIBOR	1.83%	04/01/24	—	CZK	3,832,803	(1,232)	(1,232)
6-Month USD PRIBOR	1.82%	04/02/24	—	CZK	8,176,646	(2,460)	(2,460)
6-Month USD PRIBOR	1.80%	04/01/24	—	CZK	3,832,803	(990)	(990)
6-Month USD PRIBOR	1.79%	04/01/24	—	CZK	3,832,803	(910)	(910)
6-Month USD PRIBOR	1.78%	04/01/24	—	CZK	3,832,803	(829)	(829)
6-Month USD WIBOR	2.98%	09/17/28	—	PLN	34,190,000	(697,627)	(697,627)
6-Month USD WIBOR	2.93%	11/05/28	—	PLN	1,135,000	(21,867)	(21,867)
6-Month USD WIBOR	2.47%	01/14/29	—	PLN	3,300,000	(28,316)	(28,316)
6-Month USD WIBOR	2.33%	03/25/29	—	PLN	6,980,000	(35,847)	(35,847)

							$(2,893,261)

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

OTC Credit Default Swaps

Buy Protection

Notional Amount*	Currency	Expiration Date	Counterparty	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Upfront Premiums Paid/(Received)	Value
214,942	EUR	06/20/24	Citibank N.A.	5.00%	ArcelorMittal SA, 2.88%, 07/06/20	$4,733	$35,450	$40,183
5,640,000	USD	12/20/23	JPMorgan Chase Bank N.A.	(1.00%)	Bank of China Ltd., 3.13%, 01/23/19	(63,074)	(56,485)	(119,559)
820,000	USD	12/20/23	Barclays Bank Plc	(1.00%)	Bank of China Ltd., 3.13%, 01/23/19	(9,771)	(7,612)	(17,383)
200,000	EUR	12/20/23	JPMorgan Chase Bank N.A.	(1.00%)	BMW AG, 0.13%, 01/12/21	(3,955)	(1,783)	(5,738)
950,000	EUR	12/20/23	JPMorgan Chase Bank N.A.	(1.00%)	BMW AG, 0.13%, 01/12/21	(17,860)	(9,395)	(27,255)
345,000	EUR	06/20/24	Barclays Bank Plc	(1.00%)	BMW AG, 0.13%, 01/12/21	(3,451)	(6,283)	(9,734)
560,000	USD	06/20/24	Barclays Bank Plc	(1.00%)	Campbell Soup Co., 4.25%, 04/15/21	1,576	(5,503)	(3,927)
2,200,000	USD	11/17/59	Morgan Stanley & Co.	(3.00%)	CMBX.NA.BBB-.10**	(9,311)	79,841	70,530
115,207	USD	11/17/59	Credit Suisse	(3.00%)	CMBX.NA.BBB-.10**	(2,519)	6,212	3,693
1,627,217	USD	11/17/59	Morgan Stanley & Co.	(3.00%)	CMBX.NA.BBB-.10**	(39,626)	91,793	52,167
757,576	USD	11/17/59	Credit Suisse	(3.00%)	CMBX.NA.BBB-.10**	(17,600)	41,887	24,287
200,000	EUR	12/20/23	JPMorgan Chase Bank N.A.	(1.00%)	Daimler AG, 0.63%, 03/05/20	(5,184)	(111)	(5,295)
415,000	EUR	12/20/23	JPMorgan Chase Bank N.A.	(1.00%)	Daimler AG, 0.63%, 03/05/20	(8,945)	(2,041)	(10,986)
415,000	EUR	12/20/23	JPMorgan Chase Bank N.A.	(1.00%)	Daimler AG, 0.63%, 03/05/20	(9,397)	(1,589)	(10,986)
212,000	EUR	12/20/23	Barclays Bank Plc	(1.00%)	Daimler AG, 0.63%, 03/05/20	(4,514)	(1,098)	(5,612)
335,893	EUR	12/20/23	JPMorgan Chase Bank N.A.	(1.00%)	Daimler AG, 0.63%, 03/05/20	(6,682)	(2,210)	(8,892)
310,000	EUR	12/20/23	Barclays Bank Plc	(1.00%)	Daimler AG, 0.63%, 03/05/20	(6,167)	(2,040)	(8,207)
230,000	EUR	06/20/24	Merrill Lynch Capital Services, Inc.	(1.00%)	Daimler AG, 0.63%, 03/05/20	(3,243)	(2,689)	(5,932)
222,449	EUR	06/20/24	Merrill Lynch Capital Services, Inc.	(5.00%)	Fiat Chrysler Automobiles NV, 4.50%, 04/15/20	(1,939)	(45,449)	(47,388)
222,449	EUR	06/20/24	Merrill Lynch Capital Services, Inc.	(5.00%)	Fiat Chrysler Automobiles NV, 4.50%, 04/15/20	(1,792)	(45,596)	(47,388)
70,190	EUR	06/20/24	Merrill Lynch Capital Services, Inc.	(5.00%)	Glencore International AG, 6.50%, 02/27/19	(65)	(14,202)	(14,267)
63,170	EUR	06/20/24	Merrill Lynch Capital Services, Inc.	(5.00%)	Glencore International AG, 6.50%, 02/27/19	(17)	(12,823)	(12,840)
140,379	EUR	06/20/24	Merrill Lynch Capital Services, Inc.	(5.00%)	Glencore International AG, 6.50%, 02/27/19	(399)	(28,135)	(28,534)
70,190	EUR	06/20/24	Merrill Lynch Capital Services, Inc.	(5.00%)	Glencore International AG, 6.50%, 02/27/19	(109)	(14,158)	(14,267)
4,060,000	EUR	12/20/23	JPMorgan Chase Bank N.A.	(5.00%)	Glencore International AG, 6.50%, 02/27/19	(76,677)	(704,056)	(780,733)
170,000	EUR	12/20/23	JPMorgan Chase Bank N.A.	(5.00%)	Glencore International AG, 0.0338, 09/30/20	(2,704)	(29,987)	(32,691)

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

OTC Credit Default Swaps — continued

Buy Protection — continued

Notional Amount*	Currency	Expiration Date	Counterparty	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Upfront Premiums Paid/(Received)	Value
600,000	EUR	12/20/23	JPMorgan Chase Bank N.A.	(5.00%)	Glencore International AG, 6.50%, 02/27/19	$(17,894)	$(97,485)	$(115,379)
191,071	EUR	06/20/24	Merrill Lynch Capital Services, Inc.	(5.00%)	Glencore International AG, 6.50%, 02/27/19	212	(39,050)	(38,838)
525,000	USD	06/20/24	Citibank N.A.	(1.00%)	Hess Corp., 3.50%, 07/15/24	(1,790)	6,041	4,251
87,000	USD	06/20/24	Citibank N.A.	(1.00%)	Hess Corp., 3.50%, 07/15/24	(297)	1,001	704
385,000	USD	06/20/24	Barclays Bank Plc	(1.00%)	Hess Corp., 3.50%, 07/15/24	(1,217)	4,334	3,117
440,000	USD	06/20/24	JPMorgan Chase Bank N.A.	(1.00%)	Hess Corp., 3.50%, 07/15/24	(1,293)	4,855	3,562
350,000	USD	06/20/24	Barclays Bank Plc	(1.00%)	Hess Corp., 3.50%, 07/15/24	(383)	3,217	2,834
1,000,000	USD	12/20/23	JPMorgan Chase Bank N.A.	(1.00%)	Kingdom of Bahrain, 5.50%, 03/31/20	(17,786)	78,228	60,442
162,037	USD	12/20/23	JPMorgan Chase Bank N.A.	(1.00%)	Kingdom of Bahrain, 5.50%, 03/31/20	(1,596)	11,390	9,794
324,074	USD	12/20/23	Barclays Bank Plc	(1.00%)	Kingdom of Bahrain, 5.50%, 03/31/20	(2,480)	22,068	19,588
213,889	USD	12/20/23	JPMorgan Chase Bank N.A.	(1.00%)	Kingdom of Bahrain, 5.50%, 03/31/20	(253)	13,181	12,928
120,000	USD	06/20/24	Barclays Bank Plc	(1.00%)	Kingdom of Bahrain, 5.50%, 03/31/20	540	7,970	8,510
200,000	EUR	12/20/23	Morgan Stanley & Co.	(1.00%)	Volkswagen AG, 5.50%, 03/30/21	(4,998)	2,415	(2,583)
302,272	EUR	12/20/23	JPMorgan Chase Bank N.A.	(1.00%)	Volkswagen AG, 5.50%, 03/30/21	(7,823)	3,919	(3,904)
770,000	EUR	12/20/23	JPMorgan Chase Bank N.A.	(1.00%)	Volkswagen AG, 5.50%, 03/30/21	(9,486)	(458)	(9,944)
350,000	EUR	06/20/24	Barclays Bank Plc	(1.00%)	Volkswagen AG, 5.50%, 03/30/21	(4,436)	1,214	(3,222)

					Total Buy Protection	$(359,672)	$(715,222)	$(1,074,894)

Sell Protection

124,511	EUR	06/20/24	Citibank N.A.	5.00%	ArcelorMittal SA, 2.88%, 07/06/20 (Moody’s rating: Baa3; S&P rating: BBB-)	2,741	20,536	23,277
379,311	EUR	06/20/24	Citibank N.A.	5.00%	ArcelorMittal SA, 2.88%, 07/06/20 (Moody’s rating: Baa3; S&P rating: BBB-)	8,354	62,558	70,912
252,873	EUR	06/20/24	Citibank N.A.	5.00%	ArcelorMittal SA, 2.88%, 07/06/20 (Moody’s rating: Baa3; S&P rating: BBB-)	5,570	41,705	47,275

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

OTC Credit Default Swaps — continued

Sell Protection — continued

Notional Amount*	Currency	Expiration Date	Counterparty	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Upfront Premiums Paid/(Received)	Value
128,363	EUR	06/20/24	Citibank N.A.	5.00%	ArcelorMittal SA, 2.88%, 07/06/20 (Moody’s rating: Baa3; S&P rating: BBB-)	$2,825	$21,172	$23,997
150,000	EUR	12/20/23	JPMorgan Chase Bank N.A.	5.00%	ArcelorMittal SA, 2.88%, 07/06/20 (Moody’s rating: Baa3; S&P rating: BBB-)	3,506	23,477	26,983
810,000	EUR	12/20/23	JPMorgan Chase Bank N.A.	5.00%	ArcelorMittal SA, 2.88%, 07/06/20 (Moody’s rating: Baa3; S&P rating: BBB-)	(18,218)	163,925	145,707
114,583	EUR	12/20/23	BNP Paribas S.A.	5.00%	ArcelorMittal SA, 2.88%, 07/06/20 (Moody’s rating: Baa3; S&P rating: BBB-)	1,500	19,112	20,612
114,583	EUR	12/20/23	Barclays Bank Plc	5.00%	ArcelorMittal SA, 2.88%, 07/06/20 (Moody’s rating: Baa3; S&P rating: BBB-)	1,639	18,973	20,612

					Total Sell Protection	$7,917	$371,458	$379,375

			Total OTC Credit Default Swaps			$(351,755)	$(343,764)	$(695,519)

Centrally Cleared Credit Default Swaps

Buy Protection

Notional Amount*	Currency	Expiration Date	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Upfront Premiums Paid (Received)	Value
1,330,000	USD	06/20/24	(5.00%)	CDX.NA.HY.30***	$107	$(99,883)	$(99,776)
9,000,000	USD	06/20/24	(5.00%)	CDX.NA.IG.31****	(162,177)	(513,000)	(675,177)
7,700,000	USD	06/20/24	(5.00%)	CDX.NA.IG.31****	(4,193)	(573,458)	(577,651)
4,500,000	USD	06/20/24	(5.00%)	CDX.NA.IG.31****	(18,538)	(319,050)	(337,588)
10,500,000	USD	06/20/24	(1.00%)	CDX.NA.IG.31****	(49,129)	(174,439)	(223,568)
8,609,044	USD	06/20/24	(5.00%)	CDX.NA.IG.31****	(215,396)	(430,452)	(645,848)
8,075,000	USD	06/20/24	(5.00%)	CDX.NA.IG.31****	(202,034)	(403,750)	(605,784)
2,255,000	USD	06/20/24	(5.00%)	CDX.NA.IG.31****	(56,419)	(112,750)	(169,169)
3,100,000	USD	06/20/24	(5.00%)	CDX.NA.IG.31****	(4,850)	(227,711)	(232,561)
250,000	USD	06/20/24	(1.00%)	CDX.NA.IG.31****	(175)	(5,149)	(5,324)
250,000	USD	06/20/20	(5.00%)	CDX.NA.IG.31****	13,587	(19,225)	(5,638)
10,900,000	USD	06/20/24	(1.00%)	CDX.NA.IG.31****	(56,914)	(175,171)	(232,085)
10,200,000	EUR	06/20/24	(1.00%)	iTraxx Europe Crossover S30 Index	(91,617)	(185,637)	(277,254)
5,300,000	EUR	06/20/24	(5.00%)	iTraxx Europe Crossover S30 Index	(63,310)	(620,553)	(683,863)
10,600,000	EUR	06/20/24	(1.00%)	iTraxx Europe Crossover S30 Index	(95,917)	(192,210)	(288,127)

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

Centrally Cleared Credit Default Swaps — continued

Buy Protection — continued

Notional Amount*	Currency	Expiration Date	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Upfront Premiums Paid (Received)	Value
21,000,000	EUR	06/20/24	(1.00%)	iTraxx Europe Crossover S30 Index	$(190,023)	$(380,794)	$(570,817)
11,000,000	EUR	06/20/24	(1.00%)	iTraxx Europe Crossover S30 Index	(79,078)	(219,922)	(299,000)

					$(1,276,076)	$(4,653,154)	$(5,929,230)

*

The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Fund for the same referenced debt obligation.

**	The CMBX Index tracks the performance of a basket of twenty five commercial mortgage backed securities. The BBB- tranche represents underlying security tranches with an initial rating of BBB-.

***

CDX.NA.HY — Markit North America High Yield CDS Index. Represents an index of single name credit default swaps (CDS). All of the companies underlying the single name CDS within the index are rated BB and B.

****

CDX.NA.IG — Markit North America Investment Grade CDS Index. Represents an investment grade index of single name credit default swaps (CDS). All of the companies underlying the single name CDS within the index are rated investment grade or higher.Rating represents a weighted average of the credit ratings of all the companies underlying the single name CDS within the index.

U.S. Treasury securities in the amount of $284,000 received at the custodian bank as collateral for forward foreign currency contracts, OTC swaps and/or OTC options.

Currency Abbreviations

ARS	— Argentine Peso
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
CLP	— Chilean Peso
CNH	— Chinese Yuan Renminbi
COP	— Colombian Peso
CZK	— Czech Koruna
EGP	— Egyptian Pound
EUR	— Euro Currency
GBP	— British Pound Sterling
HKD	— Hong Kong Dollar
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
ILS	— Israeli Shekel

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

Currency Abbreviations — continued

INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
KZT	— Kazakhstani Tenge
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
PEN	— Peruvian Nuevo Sol
PHP	— Philippines Peso
PLN	— Polish Zloty
RON	— Romanian New Leu
RUB	— Russian Ruble
SEK	— Swedish Krona
THB	— Thai Baht
TRY	— Turkish New Lira
TWD	— Taiwan Dollar
USD	— U.S. Dollar
UYU	— Uruguayan Peso
ZAR	— South African Rand

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

Asset Class Summary (Unaudited)	% of Net Assets
Sovereign Debt Obligations	42.1
Corporate Debt	27.1
U.S. Government and Agency Obligations	12.3
Bank Loans	5.6
Asset Backed Securities	3.0
Mortgage Backed Securities — Private Issuers	2.3
Convertible Debt	0.3
Mortgage Backed Securities — U.S. Government Agency Obligations	0.2
Common Stocks	0.1
Purchased Currency Options	0.1
Purchased Swaptions	0.0	*
Purchased Index Options	0.0	*
Convertible Preferred Stock	0.0	*
Purchased Futures Options	0.0	*
Preferred Stock	0.0	*
Written Swaptions	0.0	*
Written Futures Options	0.0	*
Written Currency Options	0.0	*
OTC Interest Rate Swaps	0.0	*
Futures Contracts	(0.1)
OTC Credit Default Swaps	(0.1)
Centrally Cleared Interest Rate Swaps	(0.4)
Centrally Cleared Credit Default Swaps	(0.7)
Forward Foreign Currency Contracts	(9.0)
Short-Term Investments	4.6
Other Assets and Liabilities (net)	12.6

	100.0%

* Amount rounds to zero.

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments

(showing percentage of net assets)

June 30, 2019 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 82.4%

	Bermuda — 1.6%
336,000	Beijing Enterprises Water Group, Ltd.*	199,557
814,000	China Oriental Group Co., Ltd.	476,157
44,000	China Resources Gas Group, Ltd.	218,240
510,688	COSCO SHIPPING Ports, Ltd.	503,988
748,000	CP Pokphand Co., Ltd.	64,148
27,930	Credicorp, Ltd.	6,393,456
1,468,000	Gemdale Properties & Investment Corp., Ltd.	174,751
1,716,000	Haier Electronics Group Co., Ltd.*	4,744,397
224,000	Hopson Development Holdings, Ltd.	242,278
19,300	Jardine Matheson Holdings, Ltd.	1,216,286
1,264,000	Joy City Property, Ltd.	158,556
408,000	K Wah International Holdings, Ltd.	238,141
664,000	Kunlun Energy Co., Ltd.	578,796
132,500	Luye Pharma Group, Ltd.‡ 144A	95,994
1,500,000	Nan Hai Corp., Ltd.	29,952
498,000	Nine Dragons Paper Holdings, Ltd.	441,746
220,298	Shenzhen International Holdings, Ltd.	437,071
1,431,000	Sihuan Pharmaceutical Holdings Group, Ltd.	322,376
224,000	United Energy Group, Ltd.* ‡	43,868
15,796	VEON, Ltd., ADR‡	44,229

	Total Bermuda	16,623,987

	Brazil — 6.4%
566,929	Ambev SA, ADR	2,647,558
428,321	B3 SA — Brasil Bolsa Balcao	4,186,374
55,857	Banco Bradesco SA, ADR	548,516
39,964	Banco Bradesco SA	348,792
7,744	Banco BTG Pactual SA	102,805
246,100	Banco do Brasil SA	3,463,565
14,600	Banco Santander Brasil SA	173,174
56,600	BB Seguridade Participacoes SA	478,183
27,000	BRF SA*	207,961
177,314	CCR SA	631,967
282,300	Centrais Eletricas Brasileiras SA	2,596,395
52,000	Cia de Locacao das Americas	663,186
206,383	Cia de Saneamento Basico do Estado de Sao Paulo, ADR	2,511,681
96,682	Cia Energetica de Minas Gerais, ADR	368,358
76,985	Cia Siderurgica Nacional SA	335,647
321,200	Cielo SA	563,178
15,594	Cosan SA	187,772
184,700	Cyrela Brazil Realty SA Empreendimentos e Participacoes	1,002,377
81,800	Duratex SA	252,273
142,494	Embraer SA, ADR	2,868,404
181,700	Embraer SA	920,198
148,800	Fleury SA	828,899
33,200	Grendene SA	67,567
10,480	Guararapes Confeccoes SA	44,243
385,400	Hypera SA	3,015,706

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2019 (Unaudited)

Shares	Description	Value ($)

	Brazil — continued
163,200	IRB Brasil Resseguros SA	4,194,278
287,286	Itau Unibanco Holding SA, ADR	2,706,234
472,200	JBS SA	2,614,401
578,776	Kroton Educacional SA	1,656,601
1,255	LOG Commercial Properties e Participacoes SA	6,526
349,000	MRV Engenharia e Participacoes SA	1,782,039
127,700	Multiplan Empreendimentos Imobiliarios SA	924,935
121,100	Notre Dame Intermedica Participacoes SA	1,273,989
101,300	Odontoprev SA	482,626
219,000	Petrobras Distribuidora SA	1,428,516
374,140	Petroleo Brasileiro SA	2,930,527
40,182	Porto Seguro SA	541,820
190,400	Raia Drogasil SA	3,780,528
22,300	Sao Martinho SA	117,183
226,934	Sul America SA	2,221,587
17,964	Suzano SA	153,971
85,286	TIM Participacoes SA, ADR	1,276,731
8,072	Usinas Siderurgicas de Minas Gerais SA Usiminas	22,114
205,784	Vale SA Class B, ADR	2,765,737
218,407	Vale SA	2,953,009
471,500	WEG SA	2,627,748

	Total Brazil	65,475,879

	British Virgin Islands — 0.1%
41,909	Hollysys Automation Technologies, Ltd.	796,271

	Cayman Islands — 12.3%
8,333	58.com, Inc., ADR*	518,063
175,000	AAC Technologies Holdings, Inc.	993,440
368,000	Agile Group Holdings, Ltd.	492,708
169,627	Alibaba Group Holding, Ltd., ADR*	28,743,295
359,000	ANTA Sports Products, Ltd.	2,465,325
5,574,000	Anton Oilfield Services Group	734,876
143,500	Asia Cement China Holdings Corp.	230,335
22,962	Baidu, Inc., ADR*	2,694,820
21,528	Baozun, Inc., ADR*	1,073,386
2,340,000	Beijing Enterprises Clean Energy Group, Ltd.*	32,648
302,000	Bosideng International Holdings, Ltd.‡	83,884
84,000	CAR, Inc.*	66,447
59,000	Casetek Holdings, Ltd.	79,402
314,000	Chailease Holding Co., Ltd.	1,299,087
669,000	China Aoyuan Group, Ltd.	940,239
34,000	China Conch Venture Holdings, Ltd.	120,115
68,000	China Everbright Greentech, Ltd. 144A	44,216
653,000	China Evergrande Group‡	1,830,490
35,000	China High Speed Transmission Equipment Group Co., Ltd.‡	22,848
108,500	China Hongqiao Group, Ltd.	76,523
360,000	China Lesso Group Holdings, Ltd.	289,382
2,984,000	China Medical System Holdings, Ltd.	2,734,776

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2019 (Unaudited)

Shares	Description	Value ($)

	Cayman Islands — continued
34,000	China Mengniu Dairy Co., Ltd.*	131,648
1,804,000	China Resources Cement Holdings, Ltd.	1,748,004
396,000	China Resources Land, Ltd.	1,743,667
580,000	China SCE Group Holdings, Ltd.	279,142
110,000	China Shanshui Cement Group, Ltd.* ‡	46,042
580,000	China State Construction International Holdings, Ltd.	595,405
96,000	China Tianrui Group Cement Co., Ltd.* ‡	84,050
166,500	China ZhengTong Auto Services Holdings, Ltd.	69,051
550,400	China Zhongwang Holdings, Ltd.	277,578
232,000	Chinasoft International, Ltd.* ‡	114,033
72,000	Chlitina Holding, Ltd.	620,100
304,000	CIFI Holdings Group Co., Ltd.	200,397
50,000	CIMC Enric Holdings, Ltd.	40,320
520,000	Country Garden Holdings Co., Ltd.‡	790,733
176,160	Country Garden Services Holdings Co., Ltd.	407,226
22,446	Ctrip.com International, Ltd., ADR*	828,482
79,000	Dongyue Group, Ltd.	48,538
323,400	ENN Energy Holdings, Ltd.	3,146,035
1,013,000	Fu Shou Yuan International Group, Ltd.	888,198
172,000	Fufeng Group, Ltd.*	94,008
1,952,500	Fullshare Holdings, Ltd.* ‡	121,211
128,000	Future Land Development Holdings, Ltd.	168,428
4,630,000	GCL-Poly Energy Holdings, Ltd.*	254,835
140,000	Geely Automobile Holdings, Ltd.	239,411
20,000	General Interface Solution Holding, Ltd.	65,358
196,000	Genscript Biotech Corp.*	492,227
5,000	Ginko International Co., Ltd.	31,391
39,000	Golden Eagle Retail Group, Ltd.	45,427
236,500	Greentown China Holdings, Ltd.‡	168,312
67,000	Haitian International Holdings, Ltd.	139,103
290,000	Hengan International Group Co., Ltd.‡	2,132,544
124,536	Huazhu Group, Ltd., ADR	4,514,430
32,541	JD.com, Inc., ADR*	985,667
105,398	Jiayuan International Group, Ltd.	46,409
271,000	Kaisa Group Holdings, Ltd.*	133,896
220,000	Kingboard Holdings, Ltd.	612,480
1,177,000	Kingboard Laminates Holdings, Ltd.	1,078,697
455,000	Kingsoft Corp., Ltd.* ‡	984,256
396,000	KWG Group Holdings, Ltd.*	401,956
496,000	Lee & Man Paper Manufacturing, Ltd.	347,279
447,000	Li Ning Co., Ltd.	1,053,919
76,000	Logan Property Holdings Co., Ltd.	122,962
44,500	Longfor Group Holdings, Ltd.	167,747
70,000	Minth Group, Ltd.	188,608
6,310	Momo, Inc., ADR	225,898
13,912	NetEase, Inc., ADR	3,558,272
5,970	New Oriental Education & Technology Group, Inc., ADR*	576,583
82,000	Nexteer Automotive Group, Ltd.	102,021
460,000	Powerlong Real Estate Holdings, Ltd.	229,632

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2019 (Unaudited)

Shares	Description	Value ($)

	Cayman Islands — continued
84,000	Ronshine China Holdings, Ltd.*	103,542
636,800	Sands China, Ltd.	3,044,413
953,000	Semiconductor Manufacturing International Corp.* ‡	1,061,261
288,700	Shenzhou International Group Holdings, Ltd.	3,968,817
296,000	Shimao Property Holdings, Ltd.	901,734
1,127,500	Shui On Land, Ltd.	261,219
534,000	Sino Biopharmaceutical, Ltd.	546,132
694,000	SOHO China, Ltd.	245,176
1,012,000	SSY Group, Ltd.	914,524
98,000	Sunac China Holdings, Ltd.	481,690
82,377	TAL Education Group, ADR*	3,138,564
470,100	Tencent Holdings, Ltd.	21,216,929
278,406	Tencent Music Entertainment Group, ADR*	4,173,306
1,016,000	Tingyi Cayman Islands Holding Corp.	1,695,826
101,000	TPK Holding Co., Ltd.	161,128
630,000	Uni-President China Holdings, Ltd.	701,568
27,000	Vinda International Holdings, Ltd.	45,896
60,738	Vipshop Holdings, Ltd., ADR*	524,169
3,483,500	WH Group, Ltd.	3,531,433
99,000	Wisdom Marine Lines Co., Ltd.*	98,173
235,097	Xinyi Solar Holdings, Ltd.	115,856
50,500	Xtep International Holdings, Ltd.	30,445
526,008	Yuzhou Properties Co., Ltd.	247,098
4,431	YY, Inc., ADR*	308,796
26,000	Zhen Ding Technology Holding, Ltd.	83,208
24,500	Zhongsheng Group Holdings, Ltd.	68,208
29,865	ZTO Express Cayman, Inc., ADR	571,019

	Total Cayman Islands	125,148,051

	Chile — 0.7%
5,038,401	Banco de Chile	741,345
8,775	Banco de Credito e Inversiones SA	604,214
21,761	Banco Santander Chile, ADR	651,089
31,535	CAP SA	360,705
235,889	Cencosud SA	462,085
37,312	Empresa Nacional de Telecomunicaciones SA*	379,203
116,795	Empresas CMPC SA	319,963
93,089	Empresas COPEC SA	1,017,885
116,618	Enel Americas SA, ADR	1,034,402
931,109	Enel Americas SA	163,895
41,096	Enel Chile SA, ADR	196,439
151,852	Grupo Security SA	61,881
17,251	Inversiones Aguas Metropolitanas SA	26,679
32,770,092	Itau CorpBanca	273,088
7,591	Latam Airlines Group SA, ADR‡	71,128
184,975	Ripley Corp. SA	147,122
105,226	Sigdo Koppers SA	196,829
234,324	SMU SA	63,013

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2019 (Unaudited)

Shares	Description	Value ($)

	Chile — continued
21,395	Vina Concha y Toro SA	45,220

	Total Chile	6,816,185

	China — 10.2%
2,837,000	Agricultural Bank of China, Ltd. Class H	1,187,455
309,000	Agricultural Bank of China, Ltd. Class A	161,962
52,000	Air China, Ltd. Class H	52,449
410,000	Aluminum Corp. of China, Ltd. Class H*	145,370
338,000	Angang Steel Co., Ltd. Class H‡	154,020
83,000	Anhui Conch Cement Co., Ltd. Class H	520,045
16,100	Anhui Conch Cement Co., Ltd. Class A	97,280
2,925	Autohome, Inc. Class H, ADR*	250,439
248,000	AviChina Industry & Technology Co., Ltd. Class H	135,547
649,500	BAIC Motor Corp., Ltd. Class H 144A	407,366
157,200	Bank of Beijing Co., Ltd. Class A	135,267
11,394,000	Bank of China, Ltd. Class H	4,812,826
257,700	Bank of China, Ltd. Class A	140,326
144,500	Bank of Chongqing Co., Ltd. Class H	85,267
851,000	Bank of Communications Co., Ltd. Class H	645,943
167,400	Bank of Communications Co., Ltd. Class A	149,162
37,300	Bank of Ningbo Co., Ltd. Class A	131,641
66,200	Bank of Shanghai Co., Ltd. Class A	114,216
159,000	Bank of Zhengzhou Co., Ltd. Class H‡ 144A	60,445
187,100	Baoshan Iron & Steel Co., Ltd. Class A	177,067
362,000	BBMG Corp. Class H‡	116,303
1,730,000	Beijing Capital International Airport Co., Ltd. Class H	1,516,864
342,000	Beijing Capital Land, Ltd. Class H‡	122,135
234,000	Beijing North Star Co., Ltd. Class H	88,059
18,500	BYD Co., Ltd. Class H‡	111,651
28,000	Central China Securities Co., Ltd. Class H	6,523
524,000	China BlueChemical, Ltd. Class H	142,863
1,541,000	China Cinda Asset Management Co., Ltd. Class H	355,046
965,000	China CITIC Bank Corp., Ltd. Class H	549,664
475,000	China Coal Energy Co., Ltd. Class H	197,600
447,000	China Communications Construction Co., Ltd. Class H	399,940
1,874,000	China Communications Services Corp., Ltd. Class H	1,453,624
12,897,000	China Construction Bank Corp. Class H	11,109,992
48,000	China Eastern Airlines Corp., Ltd. Class H	28,324
1,640,000	China Energy Engineering Corp., Ltd. Class H	199,424
349,000	China Everbright Bank Co., Ltd. Class H	159,926
219,700	China Everbright Bank Co., Ltd. Class A	121,873
308,500	China Galaxy Securities Co., Ltd. Class H	182,829
2,053,000	China Huarong Asset Management Co., Ltd. Class H 144A	357,386
67,600	China International Capital Corp., Ltd. Class H‡ 144A	136,368
152,880	China International Marine Containers Group Co., Ltd. Class H‡	153,810
390,310	China International Travel Service Corp., Ltd. Class A	5,037,780
121,000	China Life Insurance Co., Ltd. Class H	297,989
2,053,000	China Longyuan Power Group Corp., Ltd. Class H	1,316,548
289,000	China Machinery Engineering Corp. Class H	130,212

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2019 (Unaudited)

Shares	Description	Value ($)

	China — continued
579,000	China Merchants Bank Co., Ltd. Class H	2,886,662
42,200	China Merchants Bank Co., Ltd. Class A	221,067
14,800	China Merchants Securities Co., Ltd. Class H 144A	18,243
616,000	China Minsheng Banking Corp., Ltd. Class H	426,568
149,200	China Minsheng Banking Corp., Ltd. Class A	137,941
129,000	China Molybdenum Co., Ltd. Class H‡	40,785
2,998,000	China National Building Material Co., Ltd. Class H	2,628,646
370,000	China Oilfield Services, Ltd. Class H	366,093
83,400	China Pacific Insurance Group Co., Ltd. Class H	326,127
13,700	China Pacific Insurance Group Co., Ltd. Class A	72,825
3,302,000	China Petroleum & Chemical Corp. Class H	2,244,303
94,100	China Petroleum & Chemical Corp. Class A	74,942
221,000	China Railway Construction Corp., Ltd. Class H	270,999
415,000	China Railway Group, Ltd. Class H	315,533
81,000	China Railway Signal & Communication Corp., Ltd. Class H 144A	58,890
1,314,000	China Reinsurance Group Corp. Class H	233,787
444,000	China Shenhua Energy Co., Ltd. Class H	929,772
72,000	China Southern Airlines Co., Ltd. Class H	50,135
108,700	China State Construction Engineering Corp., Ltd. Class A	91,001
136,600	China Vanke Co., Ltd. Class H	512,305
43,900	China Yangtze Power Co., Ltd. Class A*	114,411
533,000	Chongqing Rural Commercial Bank Co., Ltd. Class H	289,952
66,000	CITIC Securities Co., Ltd. Class H	137,533
416,000	COSCO SHIPPING Development Co., Ltd. Class H*	52,183
436,000	COSCO SHIPPING Energy Transportation Co., Ltd. Class H	257,833
151,000	COSCO SHIPPING Holdings Co., Ltd. Class H* ‡	58,950
50,000	CRRC Corp., Ltd. Class H	41,792
30,000	CSSC Offshore and Marine Engineering Group Co., Ltd. Class H* ‡	26,150
202,000	Dalian Port PDA Co., Ltd. Class H	26,373
64,300	Daqin Railway Co., Ltd. Class A	75,737
49,400	Dongfang Electric Corp., Ltd. Class H*	32,248
22,600	Dongjiang Environmental Co., Ltd. Class H‡	22,998
60,200	Everbright Securities Co., Ltd. Class H‡ 144A	46,619
4,900	Foshan Haitian Flavouring & Food Co., Ltd. Class A	74,909
29,600	Fuyao Glass Industry Group Co., Ltd. Class H 144A	91,878
162,000	GF Securities Co., Ltd. Class H	192,638
416,000	Great Wall Motor Co., Ltd. Class H‡	297,656
450,000	Guangshen Railway Co., Ltd. Class H	153,792
86,800	Guangzhou Automobile Group Co., Ltd. Class H	92,661
12,000	Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. Class H	54,144
554,800	Guangzhou R&F Properties Co., Ltd. Class H‡	1,066,636
33,000	Guotai Junan Securities Co., Ltd. Class H 144A	58,798
333,600	Haitong Securities Co., Ltd. Class H	374,059
305,000	Harbin Bank Co., Ltd. Class H* ‡ 144A	63,635
43,000	Hisense Home Appliances Group Co., Ltd. Class H	52,178
2,116,000	Huaneng Renewables Corp., Ltd. Class H	582,323
47,200	Huatai Securities Co., Ltd. Class H‡ 144A	81,199
90,700	Huaxia Bank Co., Ltd. Class A*	101,683
67,100	Huishang Bank Corp., Ltd. Class H	27,055

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2019 (Unaudited)

Shares	Description	Value ($)

	China — continued
6,859,000	Industrial & Commercial Bank of China, Ltd. Class H	5,004,326
189,800	Industrial & Commercial Bank of China, Ltd. Class A	162,766
75,700	Industrial Bank Co., Ltd. Class A	201,586
38,100	Inner Mongolia Yitai Coal Co., Ltd. Class H	32,041
227,708	Jiangsu Hengrui Medicine Co., Ltd. Class A	2,188,129
288,000	Jiangxi Copper Co., Ltd. Class H	383,386
113,000	Kingdee International Software Group Co., Ltd.‡	122,221
44,613	Kweichow Moutai Co., Ltd. Class A	6,391,566
88,400	Legend Holdings Corp. Class H 144A	207,973
7,410	Livzon Pharmaceutical Group, Inc. Class H‡	24,661
3,769,000	Lonking Holdings, Ltd. Class H	1,003,459
2,126,000	Maanshan Iron & Steel Co., Ltd. Class H‡	843,597
467,000	Metallurgical Corp. of China, Ltd. Class H	124,932
305,800	Midea Group Co., Ltd. Class A	2,308,983
182,900	New China Life Insurance Co., Ltd. Class H	889,626
2,476,000	People’s Insurance Co. Group of China, Ltd. (The) Class H	966,630
3,978,000	PetroChina Co., Ltd. Class H	2,194,583
3,435,000	PICC Property & Casualty Co., Ltd. Class H	3,706,502
67,700	Ping An Bank Co., Ltd. Class A	135,828
1,338,000	Ping An Insurance Group Co. of China, Ltd. Class H	16,064,563
18,500	Ping An Insurance Group Co. of China, Ltd. Class A	238,674
777,000	Postal Savings Bank of China Co., Ltd. Class H 144A	461,476
338,000	Qingdao Port International Co., Ltd. Class H 144A	246,172
82,500	Qinhuangdao Port Co., Ltd. Class H	16,051
87,897	Red Star Macalline Group Corp., Ltd. Class H 144A	76,956
338,603	SAIC Motor Corp., Ltd. Class A	1,257,135
40,800	Sany Heavy Industry Co., Ltd.	77,700
114,500	Shandong Chenming Paper Holdings, Ltd. Class H	50,270
876,000	Shandong Weigao Group Medical Polymer Co., Ltd. Class H	793,866
162,000	Shanghai Electric Group Co., Ltd. Class H	58,683
29,500	Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H	89,302
144,000	Shanghai Jin Jiang International Hotels Group Co., Ltd. Class H	29,307
190,800	Shanghai Pharmaceuticals Holding Co., Ltd. Class H	375,128
92,450	Shanghai Pudong Development Bank Co., Ltd. Class A	157,217
120,000	Shengjing Bank Co., Ltd. Class H‡ 144A	89,856
17,632	SINA Corp. Class H*	760,468
763,500	Sinopec Engineering Group Co., Ltd. Class H	646,959
1,530,000	Sinopec Shanghai Petrochemical Co., Ltd. Class H	607,104
62,800	Sinopharm Group Co., Ltd. Class H	221,056
198,000	Sinotrans, Ltd. Class H	71,977
63,000	Tong Ren Tang Technologies Co., Ltd. Class H‡	75,076
20,000	Tsingtao Brewery Co., Ltd. Class H	127,360
599,000	Weichai Power Co., Ltd. Class H	1,012,070
4,316,000	West China Cement, Ltd.	662,938
7,400	Wuliangye Yibin Co., Ltd. Class A	127,081
50,000	Xinhua Winshare Publishing and Media Co., Ltd. Class H	35,392
41,649	Xinjiang Goldwind Science & Technology Co., Ltd. Class H‡	45,527
16,500	Yangtze Optical Fibre and Cable Joint Stock, Ltd. Co. Class H 144A	33,665
434,000	Yanzhou Coal Mining Co., Ltd. Class H	405,530

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2019 (Unaudited)

Shares	Description	Value ($)

	China — continued
180,800	YiChang HEC ChangJiang Pharmaceutical Co., Ltd. Class H	903,711
99,000	Zhaojin Mining Industry Co., Ltd. Class H	110,880
94,000	Zhejiang Expressway Co., Ltd. Class H	99,023
30,300	Zhuzhou CRRC Times Electric Co., Ltd. Class H	159,596
172,000	Zijin Mining Group Co., Ltd. Class H	69,791
231,200	Zoomlion Heavy Industry Science and Technology Co., Ltd. Class H	151,815
20,000	ZTE Corp. Class H*	57,728

	Total China	103,671,371

	Colombia — 0.1%
61,705	Almacenes Exito SA	320,935
3,883	Banco de Bogota SA	81,389
1,200	Bancolombia SA, ADR	61,248
2,350	Bancolombia SA	28,314
9,433	Cementos Argos SA	22,060
7,964	Corp. Financiera Colombiana SA*	61,835
51,910	Grupo Argos SA	280,026
14,750	Grupo de Inversiones Suramericana SA	156,837
2,902	Grupo Nutresa SA	22,641

	Total Colombia	1,035,285

	Cyprus — 0.1%
50,231	TCS Group Holding Plc, Reg S, GDR‡‡‡	984,528

	Czech Republic — 0.0%
14,808	CEZ AS	357,892
10,729	Moneta Money Bank AS 144A	36,783

	Total Czech Republic	394,675

	France — 0.3%
35,757	Sanofi	3,091,062

	Greece — 0.3%
2,612	Aegean Airlines SA	24,242
89,950	Alpha Bank AE*	180,286
1,894	Bank of Greece	31,059
24,347	Ellaktor SA*	52,735
194,194	Eurobank Ergasias SA*	191,293
4,115	Fourlis Holdings SA*	24,181
8,853	GEK Terna Holding Real Estate Construction SA*	56,559
2,981	Hellenic Petroleum SA	31,402
71,595	JUMBO SA	1,386,051
2,662	LAMDA Development SA*	27,314
1,016	Motor Oil Hellas Corinth Refineries SA	26,033
21,516	Mytilineos Holdings SA	248,700
48,959	National Bank of Greece SA*	134,368
53,913	Piraeus Bank SA*	188,118

	Total Greece	2,602,341

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2019 (Unaudited)

Shares	Description	Value ($)

	Hong Kong — 4.1%
186,500	Beijing Enterprises Holdings, Ltd.	947,718
70,500	BYD Electronic International Co., Ltd.‡	100,708
710,000	China Agri-Industries Holdings, Ltd.	228,109
316,000	China Everbright, Ltd.	466,770
614,000	China Jinmao Holdings Group, Ltd.	373,312
310,875	China Merchants Port Holdings Co., Ltd.	528,438
1,520,980	China Mobile, Ltd.	13,851,869
457,000	China Overseas Grand Oceans Group, Ltd.	201,226
874,000	China Overseas Land & Investment, Ltd.	3,221,914
84,000	China Resources Pharmaceutical Group, Ltd. 144A	94,725
1,088,000	China Resources Power Holdings Co., Ltd.	1,587,610
968,000	China South City Holdings, Ltd.	142,490
565,600	China Taiping Insurance Holdings Co., Ltd.	1,513,093
736,000	China Traditional Chinese Medicine Holdings Co., Ltd.	357,990
720,000	China Travel International Investment Hong Kong, Ltd.	149,299
764,000	China Unicom Hong Kong, Ltd.	838,077
857,000	CITIC, Ltd.	1,235,177
3,029,000	CNOOC, Ltd.	5,179,832
3,106,000	CSPC Pharmaceutical Group, Ltd.	5,009,357
679,000	Far East Horizon, Ltd.	694,427
269,500	Fosun International, Ltd.	358,068
284,000	Guangdong Investment, Ltd.	562,002
162,000	Hua Hong Semiconductor, Ltd.‡ 144A	313,528
274,000	Lenovo Group, Ltd.	212,186
616,000	MMG, Ltd.*	215,255
704,000	Poly Property Group Co., Ltd.	257,720
10,129	Seaspan Corp.‡	99,365
165,000	Shanghai Industrial Holdings, Ltd.	357,773
1,072,000	Shenzhen Investment, Ltd.	395,182
1,010,000	Sino-Ocean Group Holding, Ltd.	429,210
780,500	Sinotruk Hong Kong, Ltd.‡	1,350,702
135,500	Sun Art Retail Group, Ltd.	128,346
2,296,000	Yuexiu Property Co., Ltd.	520,182

	Total Hong Kong	41,921,660

	Hungary — 0.2%
48,705	MOL Hungarian Oil & Gas Plc	541,636
10,143	OTP Bank Nyrt	404,383
64,608	Richter Gedeon Nyrt	1,193,302

	Total Hungary	2,139,321

	India — 9.4%
2,729	ACC, Ltd.	61,833
51,815	Adani Enterprises, Ltd.	112,596
62,785	Adani Gas, Ltd.*	154,171
47,779	Adani Green Energy, Ltd.*	31,009
15,817	Adani Ports & Special Economic Zone, Ltd.	93,994
104,805	Adani Power, Ltd.*	77,889
19,503	Adani Transmission, Ltd.*	63,006

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2019 (Unaudited)

Shares	Description	Value ($)

	India — continued
80,340	Aditya Birla Capital, Ltd.*	106,786
700	Ajanta Pharma, Ltd.	9,714
114,001	Ambuja Cements, Ltd.	351,611
839	Anveshan Heavy Engineering, Ltd.*	5,786
100,932	Apollo Tyres, Ltd.	292,440
4,534	Arvind Fashions, Ltd.*	45,388
22,672	Arvind, Ltd.	20,791
42,802	Ashok Leyland, Ltd.	54,225
104,731	Asian Paints, Ltd.	2,061,848
366	Atul, Ltd.	21,076
11,307	Aurobindo Pharma, Ltd.	99,593
53,644	Axis Bank, Ltd.*	629,289
37,220	Bajaj Auto, Ltd.	1,527,245
80,015	Bajaj Finance, Ltd.	4,271,910
1,132	Bajaj Finserv, Ltd.	140,212
8,555	Bajaj Holdings & Investment, Ltd.	446,790
2,174	Balkrishna Industries, Ltd.	23,812
101,945	Bank of Baroda*	178,554
54,528	Bata India, Ltd.	1,140,287
30,315	Bharat Electronics, Ltd.	49,495
203,463	Bharat Heavy Electricals, Ltd.	216,646
168,075	Bharti Airtel, Ltd.	843,936
7,319	Bharti Infratel, Ltd.	28,236
1,542	Birla Corp., Ltd.	13,210
46,053	Britannia Industries, Ltd.	1,832,780
2,962	Cadila Healthcare, Ltd.	10,333
27,266	Canara Bank*	112,181
7,138	Ceat, Ltd.	95,166
3,469	Century Textiles & Industries, Ltd.	47,793
18,755	Chambal Fertilizers and Chemicals, Ltd.	47,439
205,065	Cholamandalam Investment and Finance Co., Ltd.	846,670
16,693	Cipla, Ltd.	133,503
21,936	City Union Bank, Ltd.	69,277
5,698	Cochin Shipyard, Ltd. 144A	31,244
9,088	Container Corp. Of India, Ltd.	74,782
4,759	Coromandel International, Ltd.	29,205
372,441	DCB Bank, Ltd.	1,276,046
8,523	DCM Shriram, Ltd.	69,361
48,369	Dewan Housing Finance Corp., Ltd.*	50,942
4,025	Dilip Buildcon, Ltd. 144A	28,397
102,560	DLF, Ltd.	280,665
5,430	Dr. Reddy’s Laboratories, Ltd.	201,326
1,155	eClerx Services, Ltd.	12,884
70,317	Edelweiss Financial Services, Ltd.	173,278
16,647	EIH, Ltd.	44,242
16,885	Engineers India, Ltd.	29,647
8,422	Escorts, Ltd.	65,415
10,155	Exide Industries, Ltd.	29,673
404,467	Federal Bank, Ltd.	632,827

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2019 (Unaudited)

Shares	Description	Value ($)

	India — continued
2,842	Finolex Cables, Ltd.	18,116
4,764	Finolex Industries, Ltd.	34,922
21,744	Firstsource Solutions, Ltd.	15,561
81,138	GAIL India, Ltd.	366,562
7,740	General Insurance Corp. of India 144A	24,371
23,543	Glenmark Pharmaceuticals, Ltd.	150,922
4,323	Godrej Industries, Ltd.	30,330
34,351	Grasim Industries, Ltd.	455,343
9,916	Great Eastern Shipping Co., Ltd. (The)	37,960
9,733	Gujarat Fluorochemicals, Ltd.	129,017
6,590	Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.	22,206
35,445	Gujarat Pipavav Port, Ltd.	44,802
32,753	Gujarat State Petronet, Ltd.	92,526
15,864	HCL Technologies, Ltd. Class T	244,932
21,924	HDFC Bank, Ltd., ADR	2,850,997
61,347	HDFC Bank, Ltd.	2,169,397
350,331	HDFC Life Insurance Co., Ltd.	2,357,702
1,224	Hero MotoCorp, Ltd.	45,926
2,138	Hexaware Technologies, Ltd.	11,683
230,566	Hindalco Industries, Ltd.	692,091
73,300	Hindustan Unilever, Ltd.	1,899,625
236,872	Housing Development Finance Corp., Ltd.	7,530,215
57,854	ICICI Bank, Ltd., ADR	728,382
221,189	ICICI Bank, Ltd.	1,399,344
422,223	IDFC Bank, Ltd.*	265,466
308,418	IDFC, Ltd.	154,594
320,807	Indiabulls Housing Finance, Ltd., ADR	2,821,047
58,726	Indiabulls Real Estate, Ltd.*	96,817
7,931	Indiabulls Ventures, Ltd.	31,361
8,531	Indian Hotels Co., Ltd. (The)	19,422
186,087	Indraprastha Gas, Ltd.	848,920
148,897	IndusInd Bank, Ltd.	3,063,036
369,490	Infosys, Ltd., ADR	3,953,543
504,856	Infosys, Ltd.	5,351,536
5,075	Ipca Laboratories, Ltd.	67,787
78,400	Jindal Steel & Power, Ltd.*	161,281
1,025	JK Cement, Ltd.	14,834
41,440	JM Financial, Ltd.	45,986
134,159	JSW Energy, Ltd.*	129,635
70,925	JSW Steel, Ltd.	284,255
63,121	Jubilant Foodworks, Ltd.	1,126,855
14,600	Jubilant Life Sciences, Ltd.	109,076
130,406	Just Dial, Ltd.*	1,424,921
121,137	Kajaria Ceramics, Ltd.	1,021,357
4,066	Kalpataru Power Transmission, Ltd.	30,919
28,958	Karnataka Bank, Ltd. (The)	43,546
100,410	Karur Vysya Bank, Ltd. (The)	102,552
3,700	KEC International, Ltd.	17,335
19,360	KPIT Engineering, Ltd.*	27,205

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2019 (Unaudited)

Shares	Description	Value ($)

	India — continued
19,360	KPIT Technologies, Ltd.*	24,218
1,219	KPR Mill, Ltd.	10,914
2,301	KRBL, Ltd.	10,277
88,765	L&T Finance Holdings, Ltd.	148,076
74,782	Larsen & Toubro, Ltd.	1,689,887
1,896	Laurus Labs, Ltd. 144A	9,248
71,752	LIC Housing Finance, Ltd.	581,064
41,144	Lupin, Ltd.	448,827
39,491	Mahindra & Mahindra Financial Services, Ltd.	221,033
69,419	Mahindra & Mahindra, Ltd.	659,318
20,010	Mahindra CIE Automotive, Ltd.*	66,847
142,607	Manappuram Finance, Ltd.	285,927
18,661	Maruti Suzuki India, Ltd.	1,767,763
2,975	Max Financial Services, Ltd.*	17,498
973,406	Motherson Sumi Systems, Ltd.	1,722,524
3,645	Motilal Oswal Financial Services, Ltd.	36,911
77,686	Mphasis, Ltd.	1,139,222
3,526	MRF, Ltd.	2,900,895
8,766	Muthoot Finance, Ltd.	81,910
4,003	Natco Pharma, Ltd.	31,141
124,982	National Aluminium Co., Ltd.	89,535
166,229	NCC, Ltd.	234,314
65,889	NIIT Technologies, Ltd.	1,283,846
13,700	Oberoi Realty, Ltd.*	119,877
550	ODISHA CEMENT, Ltd.*	8,340
54,159	PC Jeweller, Ltd.	35,856
8,118	Persistent Systems, Ltd.	72,915
737,245	Petronet LNG, Ltd.	2,626,858
1,284	Pfizer, Ltd.	62,153
3,689	Phoenix Mills, Ltd. (The)	33,936
14,972	Piramal Enterprises, Ltd.	421,869
13,651	PNB Housing Finance, Ltd. 144A	152,296
149,632	Power Finance Corp., Ltd.*	291,449
26,482	Prestige Estates Projects, Ltd.	102,759
2,094	Quess Corp., Ltd.* 144A	17,504
8,780	Rain Industries, Ltd.	12,834
14,673	Rajesh Exports, Ltd.	152,974
1,045	Ramco Cements, Ltd. (The)	11,899
4,818	Raymond, Ltd.	51,162
122,075	RBL Bank, Ltd. 144A	1,135,376
157,497	REC, Ltd.	376,701
34,104	Reliance Capital, Ltd.	32,608
184,348	Reliance Industries, Ltd.	3,348,990
191,600	Reliance Power, Ltd.*	11,519
2,509	Sadbhav Engineering, Ltd.	8,985
3,895	Shriram City Union Finance, Ltd.	91,129
23,431	Shriram Transport Finance Co., Ltd.	366,600
8,357	Sobha, Ltd.	64,886
1,607	SRF, Ltd.	70,836

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2019 (Unaudited)

Shares	Description	Value ($)

	India — continued
61,065	State Bank of India*	320,950
2,196	State Bank of India, Reg S, GDR* ‡‡‡	113,753
164,969	Steel Authority of India, Ltd.*	121,168
13,458	Strides Pharma Science, Ltd.	77,236
68,958	Sun Pharmaceutical Industries, Ltd.	400,946
1,498	Sundaram Finance, Ltd.	36,025
8,857	Sunteck Realty, Ltd.	55,796
13,534	Tata Chemicals, Ltd.	122,463
90,844	Tata Global Beverages, Ltd.	354,743
157,265	Tata Motors, Ltd.*	370,109
31,521	Tata Steel, Ltd.	230,514
13,961	Tech Mahindra, Ltd.	143,084
22,198	Thomas Cook India, Ltd.	78,112
68,915	TV18 Broadcast, Ltd.*	24,410
1,134	UltraTech Cement, Ltd.	74,699
56,007	Union Bank of India*	66,005
263,187	UPL, Ltd.	3,587,831
1,848	Vardhman Textiles, Ltd.	28,378
1,106,732	Vedanta, Ltd.	2,794,588
1,107,822	Vodafone Idea, Ltd.*	194,193
39,909	Welspun India, Ltd.	32,955
75,233	Wipro, Ltd., ADR	325,759
59,461	Wipro, Ltd.	241,927
3,632	Wockhardt, Ltd.*	19,589
324,058	Yes Bank, Ltd.	509,367
24,297	Zee Entertainment Enterprises, Ltd.	118,603
2,971	Zensar Technologies, Ltd.	11,085

	Total India	95,562,466

	Indonesia — 3.1%
9,683,600	Adaro Energy Tbk PT	932,203
189,900	AKR Corporindo Tbk PT	54,977
2,429,200	Aneka Tambang Tbk PT	145,296
128,100	Astra Agro Lestari Tbk PT	94,301
478,600	Astra International Tbk PT	252,385
364,200	Bank Central Asia Tbk PT	772,741
104,300	Bank Danamon Indonesia Tbk PT	35,437
3,222,700	Bank Mandiri Persero Tbk PT	1,830,626
799,500	Bank Maybank Indonesia Tbk PT	13,808
4,162,800	Bank Negara Indonesia Persero Tbk PT	2,710,866
624,500	Bank Pan Indonesia Tbk PT*	57,466
1,423,800	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	170,322
956,700	Bank Pembangunan Daerah Jawa Timur Tbk PT	43,002
25,981,800	Bank Rakyat Indonesia Persero Tbk PT	8,018,450
717,600	Bank Tabungan Negara Persero Tbk PT	124,955
6,176,700	Bank Tabungan Pensiunan Nasional Syariah Tbk PT*	1,508,378
285,600	Barito Pacific Tbk PT	64,893
850,000	BFI Finance Indonesia Tbk PT	36,100
1,140,200	Bukit Asam Tbk PT	238,895

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2019 (Unaudited)

Shares	Description	Value ($)

	Indonesia — continued
1,318,100	Bumi Serpong Damai Tbk PT*	143,216
3,729,200	Ciputra Development Tbk PT	303,562
490,300	Indah Kiat Pulp & Paper Corp. Tbk PT	325,363
101,300	Indo Tambangraya Megah Tbk PT	125,841
3,700	Indocement Tunggal Prakarsa Tbk PT	5,238
806,200	Indofood Sukses Makmur Tbk PT	400,889
1,185,800	Japfa Comfeed Indonesia Tbk PT	130,100
1,055,000	Jaya Real Property Tbk PT	39,579
35,600	Link Net Tbk PT	10,710
2,110,500	Medco Energi Internasional Tbk PT*	121,005
1,746,700	Media Nusantara Citra Tbk PT	128,584
131,500	Pabrik Kertas Tjiwi Kimia Tbk PT	117,049
640,900	Pakuwon Jati Tbk PT	33,117
5,573,000	Perusahaan Gas Negara Tbk PT	832,350
878,500	PP Persero Tbk PT	137,426
1,935,500	PP Properti Tbk PT	16,577
282,600	Semen Indonesia Persero Tbk PT	231,541
108,800	Siloam International Hospitals Tbk PT*	36,196
892,500	Summarecon Agung Tbk PT	77,073
14,942,600	Telekomunikasi Indonesia Persero Tbk PT	4,378,861
774,800	Unilever Indonesia Tbk PT	2,467,953
1,150,910	United Tractors Tbk PT	2,297,339
113,000	Vale Indonesia Tbk PT*	24,956
2,870,800	Waskita Beton Precast Tbk PT	81,283
992,400	Waskita Karya Persero Tbk PT	141,194
7,364,900	Wijaya Karya Persero Tbk PT	1,266,799
664,100	XL Axiata Tbk PT*	140,083

	Total Indonesia	31,118,985

	Isle of Man — 0.0%
25,196	NEPI Rockcastle Plc	231,229

	Japan — 0.4%
85,800	Honda Motor Co., Ltd.	2,217,867
150,500	Isuzu Motors, Ltd.	1,713,974

	Total Japan	3,931,841

	Luxembourg — 0.0%
16,364	Kernel Holding SA	211,944

	Malaysia — 1.3%
162,300	Aeon Co. M Bhd	66,373
2,755,715	AirAsia Group Bhd	1,820,472
337,500	Alliance Bank Malaysia Bhd	307,078
306,700	AMMB Holdings Bhd	313,936
53,023	Axiata Group Bhd	63,897
1,600	Batu Kawan Bhd	6,466
14,900	BIMB Holdings Bhd	16,477
81,500	Boustead Holdings Bhd	21,497

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2019 (Unaudited)

Shares	Description	Value ($)

	Malaysia — continued
71,300	Bumi Armada Bhd*	3,709
47,500	Cahya Mata Sarawak Bhd	34,713
403,282	CIMB Group Holdings Bhd	525,023
199,100	DRB-Hicom Bhd	105,994
312,500	Eco World Development Group Bhd*	62,765
258,100	Ekovest BHD	53,088
337,000	FGV Holdings Bhd*	91,335
331,400	Gamuda Bhd	301,528
328,600	Genting Bhd	538,324
2,223,300	Genting Malaysia Bhd	1,743,132
12,100	Genting Plantations Bhd	29,280
7,800	Hengyuan Refining Co. Bhd*	9,966
170,300	Hong Leong Bank Bhd	782,988
23,000	Hong Leong Financial Group Bhd	103,187
50,000	IHH Healthcare Bhd	70,175
540,500	IJM Corp. Bhd	313,902
328,300	IOI Properties Group Bhd	109,632
86,700	Lotte Chemical Titan Holding Bhd 144A	62,520
43,900	Magnum Bhd	28,257
321,300	Mah Sing Group Bhd	71,530
273,540	Malayan Banking Bhd	587,788
397,000	Malaysia Airports Holdings Bhd	819,458
363,674	Malaysia Building Society Bhd	79,203
435,900	Malaysian Resources Corp. Bhd	100,207
100,400	MISC Bhd	173,711
315,900	MMC Corp. Bhd	87,145
60,300	Oriental Holdings Bhd	94,554
570,100	Petronas Chemicals Group Bhd	1,158,824
86,900	Petronas Gas Bhd	365,054
11,700	Pos Malaysia BHD	4,275
81,100	Public Bank Bhd	451,373
399,000	RHB Bank Bhd	539,724
1,152,800	Sapura Energy Bhd	83,688
7,800	Scientex BHD	16,308
451,800	Sime Darby Bhd	247,082
516,300	Sime Darby Property Bhd	128,685
295,253	SP Setia Bhd Group	154,325
301,889	Sunway Bhd	122,728
65,600	Supermax Corp. Bhd	26,510
411,000	UEM Sunrise Bhd*	79,564
17,500	UMW Holdings Bhd	22,867
164,000	UOA Development Bhd	95,245
145,300	VS Industry Bhd	38,676
57,200	Yinson Holdings Bhd	84,295
737,900	YTL Corp. Bhd	199,987

	Total Malaysia	13,418,520

	Mexico — 2.9%
42,023	ALEATICA SAB de CV	38,673

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2019 (Unaudited)

Shares	Description	Value ($)

	Mexico — continued
1,700,055	Alfa SAB de CV Class A	1,665,398
163,800	Alpek SAB de CV	205,308
128,100	Arca Continental SAB de CV	692,121
538,288	Banco del Bajio SA 144A	1,077,044
10,037	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santander, ADR	76,783
62,866	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santander Class B	96,369
8,331	Becle SAB de CV	12,888
130,050	Cemex SAB de CV, ADR	551,412
93,883	Cemex SAB de CV	39,632
15,200	Coca-Cola Femsa SAB de CV	94,072
15,700	El Puerto de Liverpool SAB de CV	87,499
95,500	Elementia SAB de CV* 144A	42,849
2,251,454	Fibra Uno Administracion SA de CV REIT	2,983,711
30,016	Fomento Economico Mexicano SAB de CV	290,135
323,136	Gentera SAB de CV	279,545
30,570	Gruma SAB de CV Class B	287,295
87,700	Grupo Aeromexico SAB de CV* ‡	82,945
209,200	Grupo Aeroportuario del Centro Norte SAB de CV	1,277,197
324,500	Grupo Aeroportuario del Pacifico SAB de CV Class B	3,376,132
31,002	Grupo Bimbo SAB de CV Series A	64,564
12,600	Grupo Carso SAB de CV Series A-1	46,985
33,217	Grupo Cementos de Chihuahua SAB de CV	182,099
107,100	Grupo Comercial Chedraui SA de CV	180,622
9,583	Grupo Elektra SAB DE CV	627,904
917,126	Grupo Financiero Banorte SAB de CV Series O	5,321,834
213,400	Grupo Financiero Inbursa SAB de CV Series O	308,465
34,200	Grupo Lala SAB de CV‡	41,905
292,560	Grupo Mexico SAB de CV Series B	778,469
76,700	Grupo Sanborns SAB de CV	75,855
19,886	Grupo Televisa SAB, ADR	167,838
65,200	Grupo Televisa SAB	109,958
57,100	Industrias Bachoco SAB de CV Series B‡	238,337
14,508	Industrias CH SAB de CV Series B*	44,404
18,654	Industrias Penoles SAB de CV	240,160
2,579	Megacable Holdings SAB de CV	10,981
237,110	Mexichem SAB de CV	498,740
220,500	Minera Frisco SAB de CV Class A* ‡	33,629
247,700	Nemak SAB de CV 144A	116,168
14,495	Organizacion Soriana SAB de CV Class B* ‡	16,893
1,809	Promotora y Operadora de Infraestructura SAB de CV Series L	11,299
12,412	Promotora y Operadora de Infraestructura SAB de CV	123,450
31,200	Vitro SAB de CV Series A	80,015
2,426,900	Wal-Mart de Mexico SAB de CV	6,618,135

	Total Mexico	29,195,717

	Netherlands — 0.4%
95,864	Yandex NV Class A*	3,642,832

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2019 (Unaudited)

Shares	Description	Value ($)

	Papua New Guinea — 0.2%
428,562	Oil Search, Ltd.	2,126,256

	Philippines — 0.5%
743,000	Alliance Global Group, Inc.	223,908
11,475	Ayala Corp.	200,227
191,300	Ayala Land, Inc.	189,676
102,229	Bank of the Philippine Islands	156,631
176,100	BDO Unibank, Inc.	481,195
156,200	China Banking Corp.	83,687
156,900	DMCI Holdings, Inc.	31,542
33,900	Eagle Cement Corp.	10,322
204,200	Emperador, Inc.*	30,450
160,300	Filinvest Development Corp.	43,802
6,070	GT Capital Holdings, Inc.	111,365
38,420	International Container Terminal Services, Inc.	109,782
293,890	JG Summit Holdings, Inc.	386,614
76,700	LT Group, Inc.	22,755
6,336,900	Megaworld Corp.	754,467
236,624	Metropolitan Bank & Trust Co.	329,061
548,200	Petron Corp.	62,272
55,500	Philippine National Bank*	53,350
31,520	Pilipinas Shell Petroleum Corp.	23,839
16,695	PLDT, Inc.	420,348
70,800	Puregold Price Club, Inc.	62,115
29,100	Rizal Commercial Banking Corp.	15,960
391,700	Robinsons Land Corp.	201,450
38,420	Robinsons Retail Holdings, Inc.	55,491
35,390	San Miguel Corp.	121,018
12,670	San Miguel Food and Beverage, Inc.	26,213
44,180	Security Bank Corp.	146,591
49,700	Semirara Mining & Power Corp.	22,457
159,300	SM Prime Holdings, Inc.	115,351
4,270	Top Frontier Investment Holdings, Inc.*	22,252
28,020	Union Bank of the Philippines	33,497
1,108,200	Vista Land & Lifescapes, Inc.	154,220

	Total Philippines	4,701,908

	Poland — 0.8%
28,407	Alior Bank SA*	379,501
22,601	Asseco Poland SA	323,027
2,148	Bank Handlowy w Warszawie SA	30,931
29,838	Bank Millennium SA*	74,891
3,429	Bank Polska Kasa Opieki SA	102,800
21,510	Cyfrowy Polsat SA	171,655
40,457	Dino Polska SA*	1,420,096
67,330	Enea SA*	168,542
9,123	Grupa Azoty SA	102,503
25,360	Grupa Lotos SA	575,993
59,612	Jastrzebska Spolka Weglowa SA*	754,501

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2019 (Unaudited)

Shares	Description	Value ($)

	Poland — continued
42,061	KGHM Polska Miedz SA*	1,167,359
1,220	mBank SA	140,674
341,112	PGE Polska Grupa Energetyczna SA*	877,386
21,077	Polski Koncern Naftowy ORLEN SA	508,556
508,793	Polskie Gornictwo Naftowe i Gazownictwo SA	724,469
21,324	Powszechna Kasa Oszczednosci Bank Polski SA	244,850
17,314	Powszechny Zaklad Ubezpieczen SA	202,705
231,480	Tauron Polska Energia SA*	106,392

	Total Poland	8,076,831

	Qatar — 0.1%
55,020	Industries Qatar QSC	173,767
13,120	Qatar Islamic Bank SAQ	59,848
203,020	Qatar National Bank QPSC	1,061,029

	Total Qatar	1,294,644

	Russia — 1.9%
699,560	Gazprom PJSC, ADR	5,124,977
318,164	Gazprom PJSC (OTC Exchange), ADR	2,328,960
39,762	LUKOIL PJSC (Euroclear Shares), ADR	3,356,708
6,698	Magnitogorsk Iron & Steel Works PJSC, Reg S, GDR‡‡‡	61,622
3,107	MMC Norilsk Nickel PJSC, ADR	70,560
337,220	Mobile Telesystems PJSC, ADR	3,139,518
4,578	Novatek PJSC, Reg S, GDR‡‡‡	970,536
12,492	Novolipetsk Steel PJSC, GDR	315,298
86,729	Rosneft Oil Co. PJSC, Reg S, GDR‡‡‡	568,075
23,672	Sberbank of Russia PJSC, ADR	364,075
109,621	Severstal PJSC, Reg S, GDR‡‡‡	1,847,114
88,066	Surgutneftegas PJSC, ADR	361,951
303,080	VTB Bank PJSC, Reg S, GDR‡‡‡	381,275

	Total Russia	18,890,669

	Singapore — 0.3%
512,700	Singapore Telecommunications, Ltd.	1,326,324
78,600	Singapore Telecommunications, Ltd. (London Exchange)	203,333
100,280	United Overseas Bank, Ltd.	1,936,743

	Total Singapore	3,466,400

	South Africa — 5.1%
68,121	Absa Group, Ltd.	850,229
38,082	AECI, Ltd.	247,079
138,939	African Rainbow Minerals, Ltd.	1,794,913
1,461	Anglo American Platinum, Ltd.	86,712
93,422	AngloGold Ashanti, Ltd., ADR	1,663,846
55,136	AngloGold Ashanti, Ltd.	993,181
60,711	Aspen Pharmacare Holdings, Ltd.	432,474
79,578	AVI, Ltd.	515,575
66,687	Barloworld, Ltd.	605,332

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2019 (Unaudited)

Shares	Description	Value ($)

	South Africa — continued
111,648	Bid Corp., Ltd.	2,430,623
155,648	Bidvest Group, Ltd. (The)	2,090,024
42,396	Capitec Bank Holdings, Ltd.	3,904,716
170,637	Clicks Group, Ltd.	2,484,182
9,617	Discovery, Ltd.	101,692
5,870	Distell Group Holdings, Ltd.	53,991
131,397	Exxaro Resources, Ltd.	1,602,622
824,597	FirstRand, Ltd.	4,008,590
53,992	Foschini Group, Ltd. (The)	690,347
169,344	Gold Fields, Ltd., ADR	916,151
43,509	Gold Fields, Ltd.	236,810
250,718	Growthpoint Properties, Ltd. REIT	431,695
20,455	Imperial Logistics, Ltd.	74,603
64,765	Investec, Ltd.	421,900
46,715	Italtile, Ltd.	49,030
713,012	KAP Industrial Holdings, Ltd.	282,651
1,689	Kumba Iron Ore, Ltd.‡	59,814
48,530	Liberty Holdings, Ltd.	363,633
111,465	Life Healthcare Group Holdings, Ltd.	177,380
9,343	Massmart Holdings, Ltd.	41,212
470,749	MMI Holdings, Ltd.	633,285
15,021	Mondi, Ltd.	337,634
46,640	Motus Holdings, Ltd.	241,845
83,840	Mr Price Group, Ltd.	1,180,256
65,904	MTN Group, Ltd.‡	498,910
56,321	MultiChoice Group, Ltd.*	535,082
38,034	Naspers, Ltd. Class N	9,223,156
36,258	Nedbank Group, Ltd.	651,043
41,134	Netcare, Ltd.	52,448
7,817	Northam Platinum, Ltd.*	32,707
1,122	Oceana Group, Ltd.	5,490
485,281	Old Mutual, Ltd.	729,578
94,672	Pick n Pay Stores, Ltd.	463,247
22,181	Pioneer Foods Group, Ltd.‡	108,536
470,452	PPC, Ltd.* ‡	154,134
2,220	PSG Group, Ltd.	37,628
467,772	Redefine Properties, Ltd. REIT	299,878
25,055	Remgro, Ltd.	333,859
50,029	Reunert, Ltd.	239,586
74,875	RMB Holdings, Ltd.	448,148
47,419	Sanlam, Ltd.	262,833
135,117	Sappi, Ltd.	525,951
8,988	Sasol, Ltd., ADR‡	223,352
40,499	Sasol, Ltd.‡	1,005,808
568,362	Sibanye Gold, Ltd.*	675,525
17,032	SPAR Group, Ltd. (The)	225,660
97,286	Standard Bank Group, Ltd.‡	1,356,847
93,635	Super Group, Ltd.*	218,396
81,164	Telkom SA SOC, Ltd.	530,627

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2019 (Unaudited)

Shares	Description	Value ($)

	South Africa — continued
4,339	Tiger Brands, Ltd.‡	68,833
34,879	Tongaat Hulett, Ltd.* ****	32,674
521,179	Truworths International, Ltd.	2,587,184
41,502	Tsogo Sun Holdings, Ltd.	44,824
16,811	Vodacom Group, Ltd.‡	142,666
52,776	Woolworths Holdings, Ltd.‡	182,941

	Total South Africa	51,901,578

	South Korea — 7.0%
20,204	AfreecaTV Co., Ltd.	1,076,123
1,044	AK Holdings, Inc.	40,190
302	Asia Cement Co., Ltd.	25,004
18,126	Asiana Airlines, Inc.*	86,183
4,361	BGF Co., Ltd.	27,949
592	Binggrae Co., Ltd.	35,018
64,347	BNK Financial Group, Inc.	417,407
44,590	Cheil Worldwide, Inc.	1,135,362
434	CJ CheilJedang Corp.	111,634
826	CJ Corp.	72,252
6,323	CJ Hello Co., Ltd.	37,785
448	CJ Logistics Corp.*	52,186
5,530	Daeduck Electronics Co.	56,514
2,932	Daekyo Co., Ltd.	15,921
6,283	Daelim Industrial Co., Ltd.	625,770
3,287	Daesang Corp.	69,034
6,651	Daewoo Engineering & Construction Co., Ltd.*	28,455
3,025	Daewoo Shipbuilding & Marine Engineering Co., Ltd.*	85,669
3,137	Daou Technology, Inc.	58,955
2,211	DB HiTek Co., Ltd.	28,244
2,778	DB Insurance Co., Ltd.	142,671
41,245	DGB Financial Group, Inc.	291,124
22,410	Dongkuk Steel Mill Co., Ltd.*	130,231
14,977	Dongwon Development Co., Ltd.	66,801
50	Dongwon F&B Co., Ltd.	12,168
287	Dongwon Industries Co., Ltd.	62,140
3,027	Doosan Bobcat, Inc.	95,425
852	Doosan Corp.	74,158
26,361	Doosan Heavy Industries & Construction Co., Ltd.*	141,548
30,395	Doosan Infracore Co., Ltd.*	163,735
5,023	E-MART, Inc.	609,033
15,593	Eugene Corp.	80,082
18,603	Fila Korea, Ltd.	1,235,743
4,455	GS Engineering & Construction Corp.	155,683
12,288	GS Holdings Corp.	544,880
363	GS Home Shopping, Inc.	54,105
1,535	GS Retail Co., Ltd.	52,246
1,992	Halla Holdings Corp.	76,168
33,635	Hana Financial Group, Inc.	1,089,463
2,051	Handsome Co., Ltd.	65,723

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2019 (Unaudited)

Shares	Description	Value ($)

	South Korea — continued
538	Hanil Cement Co., Ltd.	59,408
442	Hanil Holdings Co., Ltd.	20,135
3,259	Hanjin Kal Corp.	84,675
2,473	Hanjin Transportation Co., Ltd.	78,068
17,840	Hankook Tire & Technology Co., Ltd.	542,315
776	Hansol Paper Co., Ltd.	9,846
10,091	Hanwha Aerospace Co., Ltd.*	290,587
23,695	Hanwha Chemical Corp.	465,835
9,719	Hanwha Corp.	224,741
16,935	Hanwha General Insurance Co., Ltd.	60,647
68,232	Hanwha Life Insurance Co., Ltd.	193,530
10,728	Harim Holdings Co., Ltd.	104,990
11,090	HDC Holdings Co., Ltd.	145,510
2,951	Hite Jinro Co., Ltd.	52,010
9,320	Hotel Shilla Co., Ltd.	782,956
156	Hyosung Advanced Materials Corp.*	16,145
111	Hyosung Chemical Corp.	14,372
2,155	Hyosung Corp.	135,498
150	Hyosung TNC Co., Ltd.	18,447
3,511	Hyundai Construction Equipment Co., Ltd.	123,302
3,515	Hyundai Department Store Co., Ltd.	251,756
2,852	Hyundai Engineering & Construction Co., Ltd.	132,393
618	Hyundai Glovis Co., Ltd.	86,172
13,527	Hyundai Greenfood Co., Ltd.	153,470
1,139	Hyundai Heavy Industries Holdings Co., Ltd.	319,609
1,756	Hyundai Home Shopping Network Corp.	161,206
537	Hyundai Livart Furniture Co., Ltd.	8,069
15,018	Hyundai Marine & Fire Insurance Co., Ltd.	370,036
5,196	Hyundai Mipo Dockyard Co., Ltd.	222,303
7,297	Hyundai Mobis Co., Ltd.	1,488,281
16,359	Hyundai Motor Co.	1,983,510
9,126	Hyundai Steel Co.	330,374
5,377	Hyundai Wia Corp.	226,554
29,070	Industrial Bank of Korea	353,729
2,322	IS Dongseo Co., Ltd.	77,725
47,860	JB Financial Group Co., Ltd.	244,968
42,727	KB Financial Group, Inc.	1,696,647
1,323	KCC Corp.	315,668
28,818	Kia Motors Corp.	1,098,161
2,041	KISWIRE, Ltd.	46,400
11,626	KIWOOM Securities Co., Ltd.	821,618
8,443	Koh Young Technology, Inc.	607,642
889	Kolon Corp.	13,897
5,789	Kolon Industries, Inc.	214,082
5,615	Korea Asset In Trust Co., Ltd.	20,206
787	Korea Electric Terminal Co., Ltd.	45,871
2,158	Korea Investment Holdings Co., Ltd.	150,825
2,429	Korea Line Corp.*	56,694
1,063	Korea Petrochemical Ind Co., Ltd.	119,681

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2019 (Unaudited)

Shares	Description	Value ($)

	South Korea — continued
33,367	Korea Real Estate Investment & Trust Co., Ltd.	68,055
1,163	Korea Shipbuilding & Offshore Engineering Co., Ltd.*	119,357
3,136	Korea Zinc Co., Ltd.	1,292,804
4,635	Korean Air Lines Co., Ltd.	116,211
30,323	Korean Reinsurance Co.	229,001
30,360	KT Corp., ADR	375,553
2,427	KT Skylife Co., Ltd.	22,175
670	Kumho Tire Co., Inc.*	2,304
6,138	LF Corp.	122,266
14,673	LG Chem, Ltd.	4,504,896
2,708	LG Corp.	180,354
26,450	LG Display Co., Ltd.*	408,897
3,066	LG Electronics, Inc.	210,569
2,064	LG Hausys, Ltd.	109,935
2,447	LG Household & Health Care, Ltd.	2,782,584
691	LG Innotek Co., Ltd.	65,231
8,961	LG International Corp.	138,142
5,498	LG Uplus Corp.	69,043
1,034	LIG Nex1 Co., Ltd.	27,850
1,954	Lotte Chemical Corp.	427,303
235	Lotte Chilsung Beverage Co., Ltd.	34,905
1,164	Lotte Fine Chemical Co., Ltd.	53,228
40	Lotte Food Co., Ltd.	20,370
3,344	Lotte Himart Co., Ltd.	126,560
2,784	Lotte Shopping Co., Ltd.	386,985
4,120	LS Corp.	169,489
1,410	Mando Corp.	36,024
2,483	Meritz Financial Group, Inc.	31,504
2,886	Meritz Fire & Marine Insurance Co., Ltd.	51,739
30,315	Meritz Securities Co., Ltd.	140,725
65,536	Mirae Asset Daewoo Co., Ltd.	464,283
28,008	Mirae Asset Life Insurance Co., Ltd.	106,729
39,122	Modetour Network, Inc.	667,478
2,471	Namhae Chemical Corp.	23,112
12,549	Nexen Tire Corp.	105,965
11,431	NH Investment & Securities Co., Ltd.	143,550
722	NHN Corp.*	48,336
2,972	NongShim Co., Ltd.	653,781
4,484	OCI Co., Ltd.	362,324
6,767	Orion Holdings Corp.	100,510
12,140	Pan Ocean Co., Ltd.*	48,785
5,966	Poongsan Corp.	133,824
8,576	POSCO	1,815,989
3,308	Posco International Corp.	52,572
2,292	S&T Motiv Co., Ltd.	88,532
2,669	Samsung C&T Corp.	221,213
7,290	Samsung Card Co., Ltd.	241,180
356,562	Samsung Electronics Co., Ltd.	14,513,847
914	Samsung Fire & Marine Insurance Co., Ltd.	212,144

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2019 (Unaudited)

Shares	Description	Value ($)

	South Korea — continued
11,648	Samsung Heavy Industries Co., Ltd.*	82,317
7,983	Samsung Life Insurance Co., Ltd.	577,992
173	Samsung SDI Co., Ltd.	35,435
15,205	Samsung Securities Co., Ltd.	514,888
1,020	Samyang Corp.	48,233
1,265	Samyang Holdings Corp.	80,744
4,072	Seah Besteel Corp.	64,890
2,084	Sebang Global Battery Co., Ltd.	77,158
28,327	SFA Engineering Corp.	989,906
115,563	Shinhan Financial Group Co., Ltd.	4,493,811
4,704	Shinsegae International, Inc.	867,754
511	Shinsegae, Inc.	133,210
287	Shinyoung Securities Co., Ltd.	14,963
29,184	Silicon Works Co., Ltd.	1,088,097
2,188	Sindoh Co., Ltd.	89,536
694	SK Chemicals Co., Ltd.	34,560
3,059	SK Discovery Co., Ltd.	72,458
1,185	SK Gas, Ltd.	80,461
921	SK Holdings Co., Ltd.	185,053
17,027	SK Hynix, Inc.	1,024,879
1,750	SK Innovation Co., Ltd.	240,982
50,434	SK Networks Co., Ltd.	221,016
2,271	SKC Co., Ltd.	77,886
3,982	SL Corp.	81,733
158,658	Ssangyong Cement Industrial Co., Ltd.	865,670
7,760	Ssangyong Motor Co.*	27,185
127	Taekwang Industrial Co., Ltd.	145,187
6,785	Taeyoung Engineering & Construction Co., Ltd.	87,556
14,048	Tongyang Life Insurance Co., Ltd.	53,107
928	Unid Co., Ltd.	40,426
5,297	Wonik Holdings Co., Ltd.*	18,465
53,336	Woori Financial Group, Inc.	649,003
86	Young Poong Corp.	53,627
1,900	Youngone Corp.	61,378
1,790	Youngone Holdings Co., Ltd.	94,255
32,918	Yuanta Securities Korea Co., Ltd.*	92,512
3,924	Yuhan Corp.	830,917

	Total South Korea	70,794,809

	Spain — 0.0%
16,331	CEMEX Latam Holdings SA*	23,170

	Switzerland — 0.3%
106,053	ABB, Ltd.	2,130,850
12,170	Nestle SA	1,261,436

	Total Switzerland	3,392,286

	Taiwan — 7.5%
21,000	A-DATA Technology Co., Ltd.	30,290

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2019 (Unaudited)

Shares	Description	Value ($)

	Taiwan — continued
647,000	Acer, Inc.*	400,996
26,000	Aerospace Industrial Development Corp.	28,294
9,000	Arcadyan Technology Corp.	25,760
100,000	Ardentec Corp.	93,208
94,000	ASE Technology Holding Co., Ltd.*	186,127
1,096,000	Asia Cement Corp.	1,677,902
22,000	Asia Optical Co., Inc.	61,553
17,000	Asia Vital Components Co., Ltd.	21,045
75,000	Asustek Computer, Inc.	538,483
1,775,000	AU Optronics Corp.	531,480
276,000	Bioteque Corp.	1,075,227
21,000	Brighton-Best International Taiwan, Inc.	23,833
537,140	Capital Securities Corp.	163,946
69,000	Catcher Technology Co., Ltd.	494,293
775,000	Cathay Financial Holding Co., Ltd.	1,072,941
158,000	Cathay Real Estate Development Co., Ltd.	140,910
23,062	Center Laboratories, Inc.*	57,470
428,480	Chang Hwa Commercial Bank, Ltd.	289,015
206,000	Cheng Loong Corp.	133,975
53,000	Cheng Shin Rubber Industry Co., Ltd.	68,427
118,000	Cheng Uei Precision Industry Co., Ltd.	120,243
22,110	Chicony Electronics Co., Ltd.	54,386
50,000	Chilisin Electronics Corp.	146,171
119,000	Chin-Poon Industrial Co., Ltd.	133,140
633,000	China Airlines, Ltd.	200,542
184,000	China Bills Finance Corp.	88,566
1,337,000	China Development Financial Holding Corp.	407,650
32,960	China General Plastics Corp.	25,362
576,335	China Life Insurance Co., Ltd.	461,113
329,000	China Man-Made Fiber Corp.	98,087
68,000	China Metal Products	78,707
460,950	China Petrochemical Development Corp.	156,571
609,000	China Steel Corp.	489,208
46,000	Chipbond Technology Corp.	89,602
174,944	ChipMOS Technologies, Inc.	134,336
17,000	Chong Hong Construction Co., Ltd.	48,877
219,000	Chung Hung Steel Corp.*	74,035
117,000	Chung Hwa Pulp Corp.	36,690
939,000	Compal Electronics, Inc.	615,227
278,000	Compeq Manufacturing Co., Ltd.	233,162
103,000	Continental Holdings Corp.	56,873
120,000	Coretronic Corp.	167,678
512,000	CTBC Financial Holding Co., Ltd.	351,944
45,000	CTCI Corp.	67,008
66,000	Darwin Precisions Corp.	40,162
31,000	Depo Auto Parts Ind Co., Ltd.	68,269
44,000	E Ink Holdings, Inc.	47,174
3,181,661	E.Sun Financial Holding Co., Ltd.	2,663,378
241,000	Elite Material Co., Ltd.	727,047

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2019 (Unaudited)

Shares	Description	Value ($)

	Taiwan — continued
77,000	EnTie Commercial Bank Co., Ltd.	38,922
325,000	Epistar Corp.	261,595
87,740	Eternal Materials Co., Ltd.	76,414
528,442	Eva Airways Corp.	254,357
147,000	Evergreen International Storage & Transport Corp.	67,443
539,549	Evergreen Marine Corp. Taiwan, Ltd.	216,275
116,000	Everlight Electronics Co., Ltd.	108,308
304,000	Far Eastern Department Stores, Ltd.	220,223
633,720	Far Eastern International Bank	250,962
327,000	Far Eastern New Century Corp.	352,694
85,000	Farglory Land Development Co., Ltd.	112,888
34,000	Feng Hsin Steel Co., Ltd.	68,855
275,000	First Financial Holding Co., Ltd.	201,871
31,000	FLEXium Interconnect, Inc.	86,035
33,000	Formosa Advanced Technologies Co., Ltd.	37,824
103,000	Formosa Chemicals & Fibre Corp.	341,570
129,000	Formosa Plastics Corp.	475,555
204,000	Foxconn Technology Co., Ltd.	414,443
659,000	Fubon Financial Holding Co., Ltd.	972,815
33,000	Getac Technology Corp.	49,511
140,000	Gigabyte Technology Co., Ltd.	239,798
245,000	Grand Pacific Petrochemical	161,706
124,000	Grape King Bio, Ltd.	816,433
54,570	Great Wall Enterprise Co., Ltd.	70,190
29,000	Greatek Electronics, Inc.	40,149
74,000	Hannstar Board Corp.	73,977
801,000	HannStar Display Corp.	170,209
44,000	Highwealth Construction Corp.	70,053
16,000	Holy Stone Enterprise Co., Ltd.	53,832
1,258,200	Hon Hai Precision Industry Co., Ltd.	3,135,423
422,115	Hua Nan Financial Holdings Co., Ltd.	283,363
23,000	Huaku Development Co., Ltd.	63,092
173,600	Hung Sheng Construction, Ltd.	116,257
18,000	IEI Integration Corp.	19,269
2,011,000	Innolux Corp.	474,593
166,796	International CSRC Investment Holdings Co.	200,577
134,000	Inventec Corp.	106,563
54,000	Kenda Rubber Industrial Co., Ltd.	51,723
19,000	Kerry TJ Logistics Co., Ltd.	22,603
89,000	Kindom Construction Corp.	80,520
85,000	King Yuan Electronics Co., Ltd.	73,343
252,000	King’s Town Bank Co., Ltd.	274,235
338,000	Kinpo Electronics	116,985
99,000	Kinsus Interconnect Technology Corp.	126,700
178,000	Lite-On Technology Corp., ADR	260,758
301,462	Longchen Paper & Packaging Co., Ltd.	141,222
14,000	Lung Yen Life Service Corp.	28,577
144,000	Macronix International	107,330
146,000	Makalot Industrial Co., Ltd.	987,138

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2019 (Unaudited)

Shares	Description	Value ($)

	Taiwan — continued
45,000	MediaTek, Inc.	454,933
330,000	Mega Financial Holding Co., Ltd.	328,305
114,480	Mercuries & Associates Holding, Ltd.	66,898
284,445	Mercuries Life Insurance Co., Ltd.*	97,533
255,000	Micro-Star International Co., Ltd.	722,484
47,000	Nan Kang Rubber Tire Co., Ltd.	53,190
150,000	Nan Ya Plastics Corp.	379,594
21,000	Nantex Industry Co., Ltd.	24,340
108,000	Nanya Technology Corp.	224,279
317,000	O-Bank Co., Ltd.	84,099
62,000	Oriental Union Chemical Corp.	51,401
28,000	Pan Jit International, Inc.*	22,808
73,000	Pan-International Industrial Corp.	55,585
202,000	Pegatron Corp.	349,246
6,000	Phison Electronics Corp.	54,669
260,000	Pou Chen Corp.	322,285
365,000	Powertech Technology, Inc.	893,125
28,000	President Securities Corp.	12,351
562,000	Primax Electronics, Ltd.	978,902
324,000	Prince Housing & Development Corp.	122,571
412,000	Qisda Corp., ADR	266,624
73,000	Quanta Computer, Inc.	141,960
418,000	Radiant Opto-Electronics Corp.	1,399,636
78,000	Radium Life Tech Co., Ltd.*	34,154
31,000	Rechi Precision Co., Ltd.	26,050
25,000	Ruentex Industries, Ltd.	60,770
20,000	San Fang Chemical Industry Co., Ltd.	15,841
117,000	Sanyang Motor Co., Ltd.	84,945
80,000	Shihlin Electric & Engineering Corp.	120,285
1,167,305	Shin Kong Financial Holding Co., Ltd.	354,406
23,000	Shin Zu Shing Co., Ltd.	86,270
18,000	Shinkong Insurance Co., Ltd.	23,065
411,000	Shinkong Synthetic Fibers Corp.	183,934
33,000	Sigurd Microelectronics Corp.	31,556
119,000	Simplo Technology Co., Ltd.	959,755
25,000	Sino-American Silicon Products, Inc.*	65,680
1,109,480	SinoPac Financial Holdings Co., Ltd.	466,161
17,000	Sinyi Realty, Inc.	17,597
98,000	Sunny Friend Environmental Technology Co., Ltd.	872,422
75,000	Synnex Technology International Corp.	94,174
45,530	TA Chen Stainless Pipe	66,405
621,825	Taichung Commercial Bank Co., Ltd.	250,256
1,048,263	Taishin Financial Holding Co., Ltd.	482,627
836,680	Taiwan Business Bank	367,703
470,000	Taiwan Cement Corp.	696,840
785,840	Taiwan Cooperative Financial Holding Co., Ltd.	526,263
275,000	Taiwan Glass Industry Corp.	107,576
59,000	Taiwan Hon Chuan Enterprise Co., Ltd.	105,047
463,528	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	18,156,392

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2019 (Unaudited)

Shares	Description	Value ($)

	Taiwan — continued
690,000	Taiwan Semiconductor Manufacturing Co., Ltd.	5,309,487
28,000	Taiwan Shin Kong Security Co., Ltd.	34,347
33,000	Taiwan Styrene Monomer	26,084
26,000	Taiwan Surface Mounting Technology Corp.	48,803
52,000	Tatung Co., Ltd.*	31,391
72,616	TCI Co., Ltd.	998,311
404,000	Teco Electric and Machinery Co., Ltd.	296,566
225,000	Ton Yi Industrial Corp.	93,087
15,000	Tong Hsing Electronic Industries, Ltd.	53,124
105,000	Tong Yang Industry Co., Ltd.	151,789
18,000	Topco Scientific Co., Ltd.	48,391
20,000	Transcend Information, Inc.	46,105
215,000	Tripod Technology Corp.	761,442
50,000	TSRC Corp.	44,592
283,000	Tung Ho Steel Enterprise Corp.	212,299
67,000	TXC Corp.	75,069
104,000	U-Ming Marine Transport Corp.	112,004
1,626,000	Uni-President Enterprises Corp.	4,329,439
384,000	Unimicron Technology Corp.	435,809
422,970	Union Bank Of Taiwan	159,331
35,700	Unitech Printed Circuit Board Corp.	24,023
1,212,000	United Microelectronics Corp.	544,355
230,040	UPC Technology Corp.	84,433
243,780	USI Corp.	92,616
40,000	Wafer Works Corp.	45,526
49,000	Wah Lee Industrial Corp.	85,349
565,000	Walsin Lihwa Corp.	267,406
157,000	Wan Hai Lines, Ltd.	91,492
688,224	Waterland Financial Holdings Co., Ltd.	237,093
655,000	Winbond Electronics Corp.	320,546
623,447	Wistron Corp.	485,759
28,560	Wistron NeWeb Corp.	67,309
288,720	WPG Holdings, Ltd.	375,082
153,000	WT Microelectronics Co., Ltd.	196,795
7,000	Yageo Corp.	59,499
368,000	Yang Ming Marine Transport Corp.*	96,682
341,000	YFY, Inc.	130,649
312,090	Yieh Phui Enterprise Co., Ltd.	92,644
1,037,000	Yuanta Financial Holding Co., Ltd.	622,677
11,000	Yulon Finance Corp.	40,728
258,000	Yulon Motor Co., Ltd.	189,391
8,000	Yung Chi Paint & Varnish Manufacturing Co., Ltd.	19,318

	Total Taiwan	76,771,395

	Thailand — 2.9%
1,947,200	Airports of Thailand PCL Class F	4,666,804
903,400	AP Thailand PCL Class F	231,245
293,600	Bangchak Corp. PCL Class F	291,996
85,600	Bangkok Airways PCL Class F	32,378

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2019 (Unaudited)

Shares	Description	Value ($)

	Thailand — continued
227,100	Bangkok Bank PCL Class F, NVDR	1,458,831
104,700	Bangkok Life Assurance PCL, NVDR	92,179
63,800	Bank of Ayudhya PCL, NVDR	80,095
975,100	Banpu PCL Class F	476,938
30,800	Berli Jucker PCL	50,718
184,600	Charoen Pokphand Foods PCL Class F	170,048
1,385,800	CP ALL PCL Class F	3,874,863
15,800	Electricity Generating PCL Class N, NVDR	167,441
128,800	Esso Thailand PCL Class F	45,359
52,400	GFPT PCL Class F	28,876
338,500	Golden Land Property Development PCL Class F	92,717
174,700	Hana Microelectronics PCL Class F	146,687
47,500	Indorama Ventures PCL Class F	72,797
2,430,100	IRPC PCL Class F	396,201
282,000	Kasikornbank PCL, NVDR	1,728,736
190,500	Kasikornbank PCL Class F	1,177,134
24,100	Kiatnakin Bank PCL Class F	54,617
1,248,200	Krung Thai Bank PCL, NVDR	793,671
645,200	Krung Thai Bank PCL Class F	410,252
851,900	Krungthai Card PCL Class F	1,201,424
1,785,300	Land & Houses PCL Class F	640,362
81,200	MBK PCL Class F	58,251
69,700	Precious Shipping PCL Class F*	18,409
318,500	Pruksa Holding PCL Class F	221,213
367,400	PTT Exploration & Production PCL Class N, NVDR	1,617,315
46,100	PTT Exploration & Production PCL Class F	202,935
247,000	PTT Global Chemical PCL, NVDR	515,464
266,800	PTT Global Chemical PCL Class F	556,785
1,223,500	PTT PCL, NVDR	1,944,913
387,000	PTT PCL Class F	615,187
2,363,200	Sansiri PCL Class F	114,047
1,400	Siam Cement PCL (The) Class F	21,547
201,300	Siam Commercial Bank PCL (The) Class F	915,671
1,470,500	Sino-Thai Engineering & Construction PCL Class F	1,294,644
286,300	Sri Trang Agro-Industry PCL Class F	118,562
594,200	Star Petroleum Refining PCL Class F	195,693
931,200	Supalai PCL Class F	713,563
262,000	Thai Airways International PCL Class F*	90,558
264,500	Thai Oil PCL Class F	573,547
129,200	Thai Union Group PCL Class F	77,097
146,200	Thanachart Capital PCL Class F	264,583
278,700	Tisco Financial Group PCL Class F	849,709
2,502,300	TMB Bank PCL Class F	159,925
53,800	TPI Polene Power PCL Class F	10,701
346,800	True Corp. PCL Class F	65,023
14,000	Vinythai PCL Class F	10,956

	Total Thailand	29,608,667

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2019 (Unaudited)

Shares	Description	Value ($)

	Turkey — 0.4%
289,818	Akbank T.A.S.*	340,727
4,992	Anadolu Efes Biracilik Ve Malt Sanayii AS	17,166
162,637	Arcelik AS*	546,903
8,486	Aygaz AS	12,882
28,851	BIM Birlesik Magazalar AS	397,300
3,454	Coca-Cola Icecek AS	17,843
87,117	Dogan Sirketler Grubu Holding AS	17,170
42,724	Enka Insaat ve Sanayi AS	40,405
41,412	Eregli Demir ve Celik Fabrikalari TAS	56,347
26,827	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class A*	9,972
185,490	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class D*	72,156
23,713	KOC Holding AS	71,910
22,782	Koza Anadolu Metal Madencilik Isletmeleri AS*	27,887
8,732	Pegasus Hava Tasimaciligi AS*	68,841
30,173	Soda Sanayii AS	33,178
233,700	TAV Havalimanlari Holding AS	1,090,923
133,289	Tekfen Holding AS	598,233
114,191	Trakya Cam Sanayii AS	57,846
53,537	Turk Hava Yollari AO*	119,311
98,151	Turkiye Garanti Bankasi AS*	154,422
131,148	Turkiye Halk Bankasi AS	130,150
175,563	Turkiye Is Bankasi AS Class C*	183,637
386,900	Turkiye Sinai Kalkinma Bankasi AS*	49,500
92,896	Turkiye Sise ve Cam Fabrikalari AS	83,356
129,193	Turkiye Vakiflar Bankasi TAO Series D	93,589
174,235	Yapi ve Kredi Bankasi AS*	72,598

	Total Turkey	4,364,252

	United Arab Emirates — 0.2%
85,401	Abu Dhabi Commercial Bank PJSC	192,976
2,421,761	Emaar Malls PJSC	1,338,408
55,296	Emirates Telecommunications Group Co. PJSC	251,103
113,451	First Abu Dhabi Bank PJSC	458,974

	Total United Arab Emirates	2,241,461

	United Kingdom — 0.5%
135,365	GlaxoSmithKline Plc	2,716,152
104,625	Mondi Plc	2,383,497

	Total United Kingdom	5,099,649

	United States — 0.8%
33,201	Citigroup, Inc.	2,325,066
20,998	Johnson & Johnson	2,924,601
12,877	Microsoft Corp.	1,725,003
8,900	Southern Copper Corp.	345,765
18,515	Yum China Holdings, Inc.	855,393

	Total United States	8,175,828

	TOTAL COMMON STOCKS (COST $826,847,204)	838,943,953

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2019 (Unaudited)

Shares	Description	Value ($)

	INVESTMENT COMPANY — 6.7%

	United States — 6.7%
1,590,054	iShares MSCI Emerging Markets ETF	68,229,217

	TOTAL INVESTMENT COMPANY (COST $68,057,495)	68,229,217

	PREFERRED STOCKS — 1.4%

	Brazil — 1.2%
143,360	Banco Bradesco SA, 2.60%	1,411,662
250,000	Banco do Estado do Rio Grande do Sul SA, 8.52% Series B	1,549,189
21,700	Banco Pan SA, 0.81%	50,561
10,500	Cia Brasileira de Distribuicao, 1.73%	259,387
267,344	Gerdau SA, 2.09%	1,060,266
3,600	Itau Unibanco Holding SA, 3.90%	34,059
695,262	Itausa — Investimentos Itau SA, 3.08%	2,338,311
533,463	Petroleo Brasileiro SA, 3.48%	3,815,172
329,400	Randon SA Implementos e Participacoes, 1.50%	776,950
115,200	Usinas Siderurgicas de Minas Gerais SA, 1.70% Series A	268,714

	Total Brazil	11,564,271

	Colombia — 0.0%
5,238	Banco Davivienda SA, 2.01%	66,116
15,537	Grupo Argos SA, 2.29%	68,213
6,424	Grupo de Inversiones Suramericana SA, 1.60%	63,379

	Total Colombia	197,708

	Germany — 0.1%
19,121	BMW AG, 6.17%	1,188,915

	South Korea — 0.1%
123	CJ Corp., 0.00%* ****	3,906
35,203	Samsung Electronics Co., Ltd., 2.77%	1,166,167

	Total South Korea	1,170,073

	TOTAL PREFERRED STOCKS (COST $13,357,779)	14,120,967

	RIGHTS — 0.0%

	Chile — 0.0%
303,545	Enel Americas SA*	4,471

	Hong Kong — 0.0%
486	China International Marine Containers Group Co., Ltd.* ****	—
6,315	Legend Holdings Corp.* ****	—

	Total Hong Kong	—

	Philippines — 0.0%
12,290	Philippine National Bank* ****	1,408

	TOTAL RIGHTS (COST $—)	5,879

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2019 (Unaudited)

Par Value ($)		Description	Value ($)

		SHORT-TERM INVESTMENTS — 0.7%

		Investment Fund — 0.0%
40,000		State Street Institutional Treasury Plus Money Market Fund, Institutional Class, 2.23%##	40,000

		MUTUAL FUND - SECURITIES LENDING COLLATERAL — 0.4%
3,984,958		State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.31%## ***	3,984,958

		U.S. Government and Agency Obligations — 0.3%
2,000,000		United States Treasury Bill, 2.09%, due 11/21/19** ‡‡	1,983,674
1,000,000		United States Treasury Bill, 2.07%, due 09/12/19** ‡‡	995,828

		TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (COST $2,976,808)	2,979,502

		TOTAL SHORT-TERM INVESTMENTS (COST $7,001,766)	7,004,460

		TOTAL INVESTMENTS — 91.2% (Cost $915,264,244)	928,304,476

		Other Assets and Liabilities (net) — 8.8%	89,745,978

		NET ASSETS — 100.0%	$1,018,050,454

		Notes to Schedule of Investments:

		ADR — American Depository Receipt

		GDR — Global Depository Receipt

		NVDR — Non-Voting Depository Receipt

		OTC — Over-The-Counter

		REIT — Real Estate Investment Trust

	##	The rate disclosed is the 7 day net yield as of June 30, 2019.

	*	Non-income producing security

	**	All or a portion of this security is pledged for open futures collateral.

	***	Represents an investment of securities lending cash collateral.

	****	Securities fair valued by the Valuation Committee as approved by the Board of Trustees. The total market value of the securities at period end is $37,988 which represents 0.0% of net assets. The aggregate tax cost of these securities held at June 30, 2019 was $319,045.

	‡	All or a portion of this security is out on loan.

	‡‡	Interest rate presented is yield to maturity.

	‡‡‡	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

	144A	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total market value of the securities at period end is $5,779,188 which represents 0.6% of net assets.

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

Forward Foreign Currency Contracts

Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
BRL	74,523,000	USD	19,047,366	09/18/19	Citibank N.A.	$255,730
CLP	20,528,950,000	USD	30,343,045	09/23/19	Citibank N.A.	(86,448)
CNH	200,850,000	USD	29,156,123	09/18/19	Citibank N.A.	53,736
COP	10,700,000,000	USD	3,215,870	09/18/19	Citibank N.A.	104,179
CZK	143,155,000	USD	6,320,551	09/18/19	Citibank N.A.	94,592
EUR	800,000	USD	903,309	09/18/19	Citibank N.A.	13,287
HKD	323,163,800	USD	41,258,525	09/18/19	Citibank N.A.	120,505
HUF	1,904,650,000	USD	6,636,794	09/18/19	Citibank N.A.	115,287
IDR	73,207,001,775	USD	5,133,704	09/18/19	Citibank N.A.	3,002
ILS	3,983,000	USD	1,111,135	09/18/19	Citibank N.A.	10,894
INR	1,713,910,000	USD	24,316,921	09/18/19	Citibank N.A.	274,214
KRW	43,063,785,000	USD	37,302,494	09/18/19	Citibank N.A.	82,340
MXN	765,746,000	USD	38,856,087	09/18/19	Citibank N.A.	494,936
PEN	300,000	USD	90,748	09/18/19	Citibank N.A.	178
PHP	844,829,000	USD	16,056,833	09/18/19	Citibank N.A.	376,720
PLN	72,529,000	USD	19,045,866	09/18/19	Citibank N.A.	437,108
RUB	907,870,000	USD	13,747,256	09/18/19	Citibank N.A.	488,368
SGD	2,166,000	USD	1,603,392	09/18/19	Citibank N.A.	(564)
THB	111,009,000	USD	3,496,100	09/18/19	Citibank N.A.	130,252
TWD	353,689,000	USD	11,473,666	09/18/19	Citibank N.A.	(36,278)
ZAR	227,061,000	USD	15,721,048	09/18/19	Citibank N.A.	226,221
USD	18,839,466	BRL	74,523,000	09/18/19	Citibank N.A.	(463,631)
USD	29,380,466	CLP	20,528,950,000	09/23/19	Citibank N.A.	(876,131)
USD	28,951,574	CNH	200,850,000	09/18/19	Citibank N.A.	(258,285)
USD	3,338,042	COP	10,700,000,000	09/18/19	Citibank N.A.	17,994
USD	6,385,485	CZK	143,155,000	09/18/19	Citibank N.A.	(29,658)
USD	915,559	EUR	800,000	09/18/19	Citibank N.A.	(1,039)
USD	41,378,905	HKD	323,163,800	09/18/19	Citibank N.A.	(126)
USD	6,723,971	HUF	1,904,650,000	09/18/19	Citibank N.A.	(28,110)
USD	4,937,163	IDR	73,207,001,775	09/18/19	Citibank N.A.	(199,543)
USD	1,112,132	ILS	3,983,000	09/18/19	Citibank N.A.	(9,895)
USD	24,406,340	INR	1,713,910,000	09/18/19	Citibank N.A.	(184,796)
USD	36,405,120	KRW	43,063,785,000	09/18/19	Citibank N.A.	(979,714)
USD	39,281,064	MXN	765,746,000	09/18/19	Citibank N.A.	(69,958)
USD	89,383	PEN	300,000	09/18/19	Citibank N.A.	(1,543)
USD	16,273,874	PHP	844,829,000	09/18/19	Citibank N.A.	(159,674)
USD	19,453,571	PLN	72,529,000	09/18/19	Citibank N.A.	(29,404)
USD	14,346,432	RUB	907,870,000	09/18/19	Citibank N.A.	110,809
USD	1,582,215	SGD	2,166,000	09/18/19	Citibank N.A.	(20,613)
USD	3,610,306	THB	111,009,000	09/18/19	Citibank N.A.	(16,047)
USD	11,256,419	TWD	353,689,000	09/18/19	Citibank N.A.	(180,970)
USD	15,291,337	ZAR	227,061,000	09/18/19	Citibank N.A.	(655,932)

						$(878,007)

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

Currency Abbreviations

BRL	— Brazilian Real
CLP	— Chilean Peso
CNH	— Chinese Yuan Renminbi
COP	— Colombian Peso
CZK	— Czech Koruna
EUR	— Euro Currency
HKD	— Hong Kong Dollar
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
ILS	— Israeli Shekel
INR	— Indian Rupee
KRW	— South Korean Won
MXN	— Mexican Peso
PEN	— Peruvian Nuevo Sol
PHP	— Philippines Peso
PLN	— Polish Zloty
RUB	— Russian Ruble
SGD	— Singapore Dollar
THB	— Thai Baht
TWD	— Taiwan Dollar
USD	— U.S. Dollar
ZAR	— South African Rand

Futures Contracts

Number of Contracts	Description	Expiration Date	Notional Value	Market Value/ Unrealized Appreciation (Depreciation)
Buys
1,010	MSCI Emerging Markets E-mini Index	Sep 2019	$53,196,700	$1,920,435

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

Industry Sector Summary (Unaudited)	% of Net Assets
Banks	12.2
Internet	7.4
Unaffiliated Fund	6.7
Diversified Financial Services	5.8
Oil & Gas	4.6
Semiconductors	4.4
Retail	4.0
Insurance	3.9
Telecommunications	3.1
Food	2.7
Pharmaceuticals	2.7
Engineering & Construction	2.5
Chemicals	2.3
Real Estate	2.1
Computers	1.8
Electronics	1.6
Auto Manufacturers	1.5
Iron & Steel	1.5
Mining	1.5
Building Materials	1.4
Commercial Services	1.2
Beverages	1.1
Software	1.1
Auto Parts & Equipment	1.0
Lodging	1.0
Electric	0.8
Home Furnishings	0.8
Leisure Time	0.8
Apparel	0.7
Coal	0.7
Gas	0.7
Health Care — Products	0.7
Forest Products & Paper	0.5
Household Products & Wares	0.5
Machinery — Diversified	0.5
Aerospace & Defense	0.4
Cosmetics & Personal Care	0.4
Holding Companies — Diversified	0.4
Pipelines	0.4
Health Care — Services	0.3
Home Builders	0.3
Investment Companies	0.3
Oil & Gas Services	0.3
REITS	0.3
Water	0.3
Airlines	0.2
Distribution & Wholesale	0.2
Metal Fabricate & Hardware	0.2
Advertising	0.1
Energy-Alternate Sources	0.1
Environmental Control	0.1

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

Industry Sector Summary (Unaudited)	% of Net Assets
Machinery — Construction & Mining	0.1
Media	0.1
Textiles	0.1
Transportation	0.1
Agriculture	0.0	*
Electrical Components & Equipment	0.0	*
Entertainment	0.0	*
Food Service	0.0	*
Housewares	0.0	*
Miscellaneous — Manufacturing	0.0	*
Office & Business Equipment	0.0	*
Packaging & Containers	0.0	*
Private Equity	0.0	*
Shipbuilding	0.0	*
Trucking & Leasing	0.0	*
Short-Term Investments and Other Assets and Liabilities (net)	9.5

	100.0%

* Amount rounds to zero.

See accompanying Notes to the Schedule of Investments.

Mercer Global Low Volatility Equity Fund

Schedule of Investments

(showing percentage of net assets)

June 30, 2019 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 88.8%

	Australia — 1.2%
40,944	Fortescue Metals Group, Ltd.	259,167
116,153	Gold Road Resources, Ltd.*	80,695
90,972	Newcrest Mining, Ltd.	2,039,675
124,880	QBE Insurance Group, Ltd.	1,036,717
205,729	Regis Resources, Ltd.	762,275
17,871	Rio Tinto, Ltd.	1,301,251
18,141	Saracen Mineral Holdings, Ltd.*	46,848
292,051	Sonic Healthcare, Ltd.	5,554,058
217,573	Telstra Corp., Ltd.	587,825
57,182	Wesfarmers, Ltd.	1,451,009

	Total Australia	13,119,520

	Austria — 0.3%
2,582	Erste Group Bank AG*	95,974
26,711	EVN AG	404,566
10,339	Flughafen Wien AG‡	464,486
9,486	Oesterreichische Post AG‡	319,219
34,645	Telekom Austria AG Class A*	261,973
39,732	UNIQA Insurance Group AG	370,798
30,457	Vienna Insurance Group AG Wiener Versicherung Gruppe	782,134
18,918	voestalpine AG	585,346

	Total Austria	3,284,496

	Belgium — 0.2%
1,527	Colruyt SA	88,686
7,172	D’ieteren SA/NV	329,966
14,256	Elia System Operator SA/NV	1,052,011
884	Financiere de Tubize SA‡	61,912

	Total Belgium	1,532,575

	Bermuda — 1.5%
6,500	Arch Capital Group, Ltd.*	241,020
24,200	Assured Guaranty, Ltd.	1,018,336
28,520	Axis Capital Holdings, Ltd.	1,701,218
4,346	Bunge, Ltd.	242,116
149,500	CK Infrastructure Holdings, Ltd.	1,218,963
21,000	Clear Media, Ltd.	12,177
342,000	Emperor International Holdings, Ltd.	88,427
21,114	Enstar Group, Ltd.*	3,679,748
8,914	Everest Re Group, Ltd.	2,203,362
63,229	Genpact, Ltd.	2,408,392
70,528	GL, Ltd.	41,182
2,000	Guoco Group, Ltd.	31,232
173	Hudson, Ltd. Class A*	2,386
300,000	Regal Hotels International Holdings, Ltd.	188,160
13,373	RenaissanceRe Holdings, Ltd.	2,380,528
34,000	SmarTone Telecommunications Holding, Ltd.	32,379

See accompanying Notes to the Schedule of Investments.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2019 (Unaudited)

Shares	Description	Value ($)

	Bermuda — continued
7,500	Soundwill Holdings, Ltd.	10,272
58,000	Transport International Holdings, Ltd.	170,381
3,000	Wing On Co. International, Ltd.	9,677
32,000	Wing Tai Properties, Ltd.	22,528

	Total Bermuda	15,702,484

	Canada — 5.7%
14,800	Alamos Gold, Inc. Class A	89,474
12,100	Algonquin Power & Utilities Corp.‡	146,950
25,412	Atco, Ltd. Class I	858,378
37,600	Bank of Montreal	2,846,292
13,400	Bank of Nova Scotia (The)	721,298
48,301	BCE, Inc.	2,196,730
24,989	Canadian Imperial Bank of Commerce‡	1,969,288
70,588	Canadian National Railway Co.	6,546,980
25,800	Canadian Pacific Railway, Ltd.	6,069,192
1,619	Canadian Utilities, Ltd. Class A‡	45,792
14,400	Centerra Gold, Inc.*	101,602
6,400	Cogeco, Inc.	409,247
2,324	Constellation Software, Inc.	2,195,062
28,743	Emera, Inc.	1,176,995
7,996	Fairfax Financial Holdings, Ltd.	3,933,047
33,300	Fortis, Inc.	1,317,729
34,476	George Weston, Ltd.	2,621,680
110,065	Intact Financial Corp.	10,193,278
1,600	Lululemon Athletica, Inc.*	288,336
42,400	National Bank of Canada	2,018,522
8,878	North West Co. (The), Inc.‡	203,071
135,167	OceanaGold Corp.	370,306
50,500	Rogers Communications, Inc. Class B	2,709,049
29,100	Royal Bank of Canada	2,317,534
14,300	SEMAFO, Inc.*	56,467
49,300	Toronto-Dominion Bank (The)	2,886,884
74,235	Waste Connections, Inc.	7,095,381

	Total Canada	61,384,564

	Denmark — 0.2%
17,199	Carlsberg AS Class B	2,283,578
1,102	Matas AS	11,972

	Total Denmark	2,295,550

	Finland — 0.1%
27,182	Aktia Bank OYJ	267,140
21,988	Kesko OYJ Class B	1,224,954

	Total Finland	1,492,094

	France — 4.0%
45,708	Airbus SE	6,489,879

See accompanying Notes to the Schedule of Investments.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2019 (Unaudited)

Shares	Description	Value ($)

	France — continued
5,215	Caisse Regionale de Credit Agricole Mutuel Nord de France	145,205
25,160	CNP Assurances	571,898
112,012	Credit Agricole SA	1,345,113
47,400	Edenred	2,421,504
113,229	Engie SA	1,720,129
5,600	IPSOS‡	147,953
77,112	Lagardere SCA‡	2,010,968
552	Manutan International	44,003
36,602	Metropole Television SA	694,011
169,975	Orange SA	2,683,815
19,444	Peugeot SA	479,835
104,974	Rubis SCA	5,919,840
47,793	Safran SA	7,012,879
304	Savencia SA	22,849
74	Societe Fonciere Lyonnaise SA REIT	5,680
20,331	Societe Generale SA	514,459
44,231	Suez‡	639,199
97,444	Veolia Environnement SA	2,376,962
1,091	Vetoquinol SA	72,061
1,099	Vilmorin & Cie SA	62,953
70,596	Vinci SA	7,240,351
5,982	Vivendi SA	164,926

	Total France	42,786,472

	Germany — 1.2%
23,381	Aareal Bank AG	616,931
3,945	Allianz SE	952,424
68,627	Brenntag AG	3,384,783
158,790	Deutsche Telekom AG	2,750,788
3,099	Hornbach Baumarkt AG	60,878
3,385	Hornbach Holding AG & Co. KGaA	192,549
3,290	McKesson Europe AG	100,410
26,054	Merck KGaA	2,728,481
34,339	RHOEN-KLINIKUM AG	1,051,932
15,783	Salzgitter AG	452,578
6,310	TAG Immobilien AG*	146,016
14,124	Talanx AG*	612,816
11,701	Wuestenrot & Wuerttembergische AG	252,111

	Total Germany	13,302,697

	Hong Kong — 2.0%
655,719	AIA Group, Ltd.	7,071,274
1,101,000	Champion REIT	917,441
254,500	CLP Holdings, Ltd.	2,808,051
1,788,000	Guangdong Investment, Ltd.	3,538,237
239,000	HK Electric Investments & HK Electric Investments, Ltd.	244,736
1,823,000	HKT Trust & HKT, Ltd.	2,893,465
191,915	Hong Kong & China Gas Co., Ltd.	425,468
16,000	Hong Kong Ferry Holdings Co., Ltd.	17,224

See accompanying Notes to the Schedule of Investments.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2019 (Unaudited)

Shares	Description	Value ($)

	Hong Kong — continued
49,000	Kowloon Development Co., Ltd.	64,476
249,000	Langham Hospitality Investments and Langham Hospitality Investments, Ltd.	95,935
38,000	Liu Chong Hing Investment, Ltd.	60,314
12,000	Miramar Hotel & Investment	26,266
360,000	Power Assets Holdings, Ltd.	2,589,696
361,000	Regal Real Estate Investment Trust REIT	111,823
545,000	Sunlight Real Estate Investment Trust REIT	416,467

	Total Hong Kong	21,280,873

	Ireland — 1.8%
22,037	Accenture Plc Class A	4,071,777
32,725	C&C Group Plc	145,715
5,340	ICON Plc, ADR*	822,200
109,749	Irish Residential Properties Plc REIT	210,720
16,300	Jazz Pharmaceuticals Plc*	2,323,728
42,206	Medtronic Plc	4,110,442
40,946	STERIS Plc*	6,096,040
23,991	Total Produce Plc	39,889
8,200	Willis Towers Watson Plc	1,570,628

	Total Ireland	19,391,139

	Israel — 0.6%
228,765	Bank Hapoalim BM	1,697,192
25,476	Bank Leumi Le-Israel BM	184,005
3,121	FIBI Holdings, Ltd.	92,145
14,841	First International Bank Of Israel, Ltd.*	375,379
331,092	Israel Discount Bank, Ltd. Class A	1,352,571
881,020	Isramco Negev 2, LP*	75,589
3,054	Mizrahi Tefahot Bank, Ltd.	70,447
1,508	Paz Oil Co., Ltd.	212,001
5,169	Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	269,570
56,884	Strauss Group, Ltd.	1,634,804
1,613	Taro Pharmaceutical Industries, Ltd.	137,782

	Total Israel	6,101,485

	Italy — 0.0%
14,669	A2A SpA	25,492

	Japan — 4.2%
7,100	Aeon Hokkaido Corp.	48,172
22,200	Alpen Co., Ltd.‡	314,229
1,300	Aozora Bank, Ltd.	31,203
121,500	Astellas Pharma, Inc.	1,731,042
1,900	AT-Group Co., Ltd.	33,507
17,800	Chugoku Electric Power Co., Inc. (The)	224,359
97,000	DCM Holdings Co., Ltd.‡	952,534
15,400	DyDo Group Holdings, Inc.	661,797
50,600	EDION Corp.	470,119

See accompanying Notes to the Schedule of Investments.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2019 (Unaudited)

Shares	Description	Value ($)

	Japan — continued
20	Frontier Real Estate Investment Corp. REIT	85,391
145	Industrial & Infrastructure Fund Investment Corp. REIT	180,341
4,200	J-Oil Mills, Inc.	151,448
84	Japan Logistics Fund, Inc. REIT	192,341
74,800	Japan Post Bank Co., Ltd.	759,525
182,200	Japan Post Holdings Co., Ltd.	2,063,152
84	Japan Rental Housing Investments, Inc. REIT	65,335
9,300	Japan Tobacco, Inc.‡	205,396
1,200	Kadoya Sesame Mills, Inc.	43,661
6,300	Kaken Pharmaceutical Co., Ltd.	294,709
17,700	Kato Sangyo Co., Ltd.	537,210
69,500	KDDI Corp.	1,769,754
600	KFC Holdings Japan, Ltd.	11,116
10,800	Kohnan Shoji Co., Ltd.	224,540
56,200	Komeri Co., Ltd.	1,148,621
66,300	KYORIN Holdings, Inc.	1,174,127
58,400	LIXIL VIVA Corp.	677,557
168,300	Marui Group Co., Ltd.	3,427,234
66,800	Matsumotokiyoshi Holdings Co., Ltd.	1,953,035
71,100	Medipal Holdings Corp.	1,569,954
9,300	Mitsubishi Shokuhin Co., Ltd.	244,024
45,800	Mitsubishi Tanabe Pharma Corp.	510,117
1,563,900	Mizuho Financial Group, Inc.	2,265,870
7,400	Mizuno Corp.	167,383
30,000	Mochida Pharmaceutical Co., Ltd.	1,276,685
54,100	Nichi-iko Pharmaceutical Co., Ltd.	591,515
26,000	Nippon Flour Mills Co., Ltd.	415,556
44,700	Nippon Telegraph & Telephone Corp.	2,081,491
30,100	Nisshin Oillio Group, Ltd. (The)	842,319
115,800	NTT DOCOMO, Inc.	2,700,459
12,500	Ohsho Food Service Corp.	732,086
10,500	Okinawa Cellular Telephone Co.	333,302
23,250	Okinawa Electric Power Co., Inc. (The)	357,360
4,400	Sawai Pharmaceutical Co., Ltd.	237,683
2,700	Seiko Holdings Corp.	54,932
17,900	Showa Sangyo Co., Ltd.	501,745
35,900	Softbank Corp.	466,327
242,400	Sony Financial Holdings, Inc.	5,822,640
4,600	St. Marc Holdings Co., Ltd.	97,986
222	Star Asia Investment Corp. REIT	245,201
3,200	Sugi Holdings Co., Ltd.	151,179
11,700	Suzuken Co., Ltd.	686,319
61,600	Toho Holdings Co., Ltd.‡	1,380,197
176,600	Tokyo Electric Power Co. Holdings, Inc.*	921,192
28,900	Tsumura & Co.	806,056
6,000	United Super Markets Holdings, Inc.	52,515
43,000	Vital KSK Holdings, Inc.	407,091
5,800	Yellow Hat, Ltd.	77,412

See accompanying Notes to the Schedule of Investments.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2019 (Unaudited)

Shares	Description	Value ($)

	Japan — continued
1,500	ZERIA Pharmaceutical Co., Ltd.	30,017

	Total Japan	45,458,068

	Liberia — 0.1%
10,898	Royal Caribbean Cruises, Ltd.	1,320,947

	Luxembourg — 0.2%
62,700	Atento SA*	156,123
358,910	B&M European Value Retail SA	1,522,464

	Total Luxembourg	1,678,587

	Netherlands — 1.3%
1,216	Amsterdam Commodities NV	25,951
10,824	ForFarmers NV	91,585
7,523	Heineken Holding NV	790,752
22,927	Koninklijke Ahold Delhaize NV	516,389
15,952	LyondellBasell Industries NV Class A	1,373,946
7,071	NN Group NV	285,057
8,000	NXP Semiconductors NV	780,880
31,900	QIAGEN NV*	1,293,545
8,301	Sligro Food Group NV	309,591
139,351	Unilever NV CVA	8,499,596

	Total Netherlands	13,967,292

	New Zealand — 0.5%
253,622	Argosy Property, Ltd.	235,076
225,864	Contact Energy, Ltd.	1,213,612
26,891	Ebos Group, Ltd.‡	418,120
32,720	Fonterra Co-operative Group, Ltd.*	84,609
115,729	Genesis Energy, Ltd.	269,721
69,101	Goodman Property Trust REIT	89,807
458,079	Infratil, Ltd.	1,430,660
49,518	Kiwi Property Group, Ltd. REIT	53,214
35,536	Mainfreight, Ltd.	971,417
142,620	Mercury NZ, Ltd.	445,427
34,447	Metlifecare, Ltd.	101,569
6,801	Trustpower, Ltd.	33,802
47,722	Vector, Ltd.	121,158
3,702	Warehouse Group, Ltd. (The)	5,023
63,531	Z Energy, Ltd.	269,678

	Total New Zealand	5,742,893

	Norway — 0.6%
55,028	DNB ASA	1,024,266
4,194	Olav Thon Eiendomsselskap ASA	70,834
242,987	Orkla ASA	2,156,832
11,184	SpareBank 1 SR-Bank ASA	136,290

See accompanying Notes to the Schedule of Investments.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2019 (Unaudited)

Shares	Description	Value ($)

	Norway — continued
135,738	Telenor ASA	2,883,182

	Total Norway	6,271,404

	Panama — 0.1%
19,509	Carnival Corp.	908,144

	Portugal — 0.0%
99,893	REN — Redes Energeticas Nacionais SGPS SA	274,157

	Puerto Rico — 0.2%
35,600	Popular, Inc.	1,930,944

	Singapore — 0.4%
14,000	AIMS APAC REIT	15,004
24,921	Best World International, Ltd.****	25,051
27,600	Fraser and Neave, Ltd.	34,884
48,500	Frasers Hospitality Trust REIT	25,273
57,384	Hong Leong Finance, Ltd.	115,366
409,410	Keppel Infrastructure Trust	152,816
1,454,500	NetLink NBN Trust	956,802
263,100	Olam International, Ltd.	383,094
205,500	OUE, Ltd.	227,835
26,000	Oversea-Chinese Banking Corp., Ltd.	219,077
1,686,183	Sheng Siong Group, Ltd.	1,370,931
475,819	SPH REIT	376,308
33,000	United Industrial Corp., Ltd.	71,710

	Total Singapore	3,974,151

	Spain — 0.9%
30,146	Aena SME SA	5,983,767
1,020	Cia de Distribucion Integral Logista Holdings SA	23,139
3,568	Endesa SA‡	91,870
11,785	Iberdrola SA	117,646
55,113	Viscofan SA	2,890,850

	Total Spain	9,107,272

	Sweden — 1.4%
91,216	Axfood AB	1,806,486
15,343	Bilia AB Class A	138,908
58,525	Cloetta AB Class B	190,496
20,648	Dios Fastigheter AB	152,887
70,215	ICA Gruppen AB‡	3,021,042
42,161	Nyfosa AB*	264,693
570,400	Svenska Handelsbanken AB Class A	5,648,547
60,312	Swedish Match AB	2,548,156
314,494	Telia Co. AB	1,397,872

	Total Sweden	15,169,087

See accompanying Notes to the Schedule of Investments.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2019 (Unaudited)

Shares	Description	Value ($)

	Switzerland — 3.4%
15,289	Alcon, Inc.*	945,252
9,262	Allreal Holding AG*	1,595,914
187	Baloise Holding AG	33,142
1,221	Banque Cantonale de Geneve	251,714
228	Banque Cantonale Vaudoise	177,723
120	Barry Callebaut AG	240,985
74	Basellandschaftliche Kantonalbank	68,915
579	Basler Kantonalbank	43,945
215	Bell Food Group AG*	59,649
702	Berner Kantonalbank AG	167,400
17,306	BKW AG	1,157,283
686	Chubb, Ltd.	101,041
438	Emmi AG	410,148
282	Fenix Outdoor International AG	30,394
3,035	Helvetia Holding AG	381,320
1,003	Intershop Holding AG	511,273
180	Luzerner Kantonalbank AG	81,415
82,674	Nestle SA	8,569,266
115,485	Novartis AG	10,565,397
12,490	Roche Holding AG	3,518,337
107	Sonova Holding AG	24,341
180	St. Galler Kantonalbank AG	81,231
5,691	Swiss Life Holding AG	2,823,903
5,472	Swisscom AG‡	2,750,592
3,202	Tamedia AG	349,428
4,621	Valora Holding AG* ‡	1,177,763

	Total Switzerland	36,117,771

	United Kingdom — 4.5%
31,679	AG Barr Plc	373,747
13,603	Aon Plc	2,625,107
7,128	Atlantica Yield Plc	161,592
1,122,700	BAE Systems Plc	7,078,575
221,774	Britvic Plc	2,507,807
486,065	BT Group Plc	1,215,331
325,538	Central Asia Metals Plc	886,628
230,345	Centrica Plc	257,336
753	Coca-Cola European Partners Plc*	42,545
1,491	Craneware Plc‡	36,054
9,060	Cranswick Plc	298,183
61,686	Diageo Plc	2,656,704
343,277	EI Group Plc*	858,923
23,388	EMIS Group Plc	361,954
37,072	Ferguson Plc*	2,642,166
40,303	GCP Student Living Plc REIT	83,198
17,057	Greggs Plc	498,860
271,383	Halfords Group Plc	775,744
343,941	Hansteen Holdings Plc REIT	426,353
17,742	HSBC Holdings Plc	148,330

See accompanying Notes to the Schedule of Investments.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2019 (Unaudited)

Shares	Description	Value ($)

	United Kingdom — continued
55,621	Imperial Brands Plc	1,307,329
173,604	Inchcape Plc	1,361,026
523,827	Legal & General Group Plc	1,796,688
258,175	Lloyds Banking Group Plc	185,943
440,023	Marston’s Plc	653,540
168,727	National Express Group Plc	861,962
68,605	Paragon Banking Group Plc	383,132
11,691	QinetiQ Group Plc	41,572
80,548	Reckitt Benckiser Group Plc	6,370,186
472,411	Rolls-Royce Holdings Plc*	5,052,801
25,890	Secure Income Plc REIT	131,801
12,962	Smith & Nephew Plc	281,269
16,896	SSP Group Plc	147,514
107,275	Tate & Lyle Plc	1,008,130
30,296	Telecom Plus Plc	543,664
278,234	Tritax Big Box Plc REIT	546,389
23,567	Unilever Plc	1,468,043
814,768	Wm Morrison Supermarkets Plc	2,088,428

	Total United Kingdom	48,164,554

	United States — 52.2%
28,400	Abbott Laboratories	2,388,440
14,975	Adobe, Inc.*	4,412,384
53,283	AGNC Investment Corp. REIT	896,220
27,600	Akamai Technologies, Inc.*	2,211,864
2,785	Alleghany Corp.*	1,896,891
25,905	Allstate Corp. (The)	2,634,279
15,044	Alphabet, Inc. Class A*	16,289,643
29,287	Altria Group, Inc.	1,386,739
800	Amazon.com, Inc.*	1,514,904
38,971	Amdocs, Ltd.	2,419,709
31,678	Ameren Corp.	2,379,335
29,913	American Electric Power Co., Inc.	2,632,643
68,135	American Express Co.	8,410,584
20,802	American Financial Group, Inc.	2,131,581
3,100	American National Insurance Co.	361,057
56,677	American Tower Corp. REIT	11,587,613
2,600	AmerisourceBergen Corp. Class A	221,676
54,742	AMETEK, Inc.	4,972,763
12,146	ANSYS, Inc.*	2,487,744
5,502	Apartment Investment & Management Co. REIT Class A	275,760
192	Apple Hospitality, Inc. REIT	3,045
57,853	Arthur J. Gallagher & Co.	5,067,344
155,588	AT&T, Inc.	5,213,754
8,131	Atmos Energy Corp.	858,308
36,422	Automatic Data Processing, Inc.	6,021,649
1,600	AutoZone, Inc.*	1,759,152
11,500	AvalonBay Communities, Inc. REIT	2,336,570
115,716	Avangrid, Inc.	5,843,658

See accompanying Notes to the Schedule of Investments.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2019 (Unaudited)

Shares	Description	Value ($)

	United States — continued
115,987	Ball Corp.	8,117,930
111,339	Baxter International, Inc.	9,118,664
2,080	Becton Dickinson and Co.	524,181
5,172	Berkshire Hathaway, Inc. Class B*	1,102,515
1,900	Black Knight, Inc.*	114,285
1,380	Boeing Co. (The)	502,334
1,225	Booking Holdings, Inc.*	2,296,520
16,300	Boston Properties, Inc. REIT	2,102,700
8,912	Bright Horizons Family Solutions, Inc.*	1,344,553
31,255	Bristol-Myers Squibb Co.	1,417,414
17,680	Broadridge Financial Solutions, Inc.	2,257,382
11,748	Brown & Brown, Inc.	393,558
94,042	BWX Technologies, Inc.‡	4,899,588
1,600	Cable One, Inc.	1,873,584
37,035	Cadence Design Systems, Inc.*	2,622,448
19,200	Camden Property Trust REIT	2,004,288
5,200	Capital One Financial Corp.	471,848
5,200	Casey’s General Stores, Inc.	811,148
10,863	CDK Global, Inc.	537,067
60,498	CenterPoint Energy, Inc.	1,732,058
3,700	Cerner Corp.	271,210
31,600	Charter Communications, Inc. Class A*	12,487,688
5,300	Chemed Corp.	1,912,452
29,100	Chevron Corp.	3,621,204
45,094	Chimera Investment Corp. REIT	850,924
48,100	Cigna Corp.*	7,578,155
10,000	Cinemark Holdings, Inc.	361,000
27,085	Cintas Corp.	6,427,000
5,500	Cisco Systems, Inc.	301,015
21,600	Citrix Systems, Inc.	2,119,824
68,272	Clean Harbors, Inc.*	4,854,139
14,900	Clorox Co. (The)	2,281,339
300	CME Group, Inc.	58,233
27,983	CMS Energy Corp.	1,620,496
11,600	CNA Financial Corp.	546,012
38,300	Coca-Cola Co. (The)	1,950,236
10,492	Cognizant Technology Solutions Corp. Class A	665,088
35,300	Colgate-Palmolive Co.	2,529,951
2,200	Columbia Sportswear Co.	220,352
104,900	Comcast Corp. Class A	4,435,172
20,500	ConocoPhillips	1,250,500
5,649	Consolidated Edison, Inc.	495,304
15,449	Cooper Cos., Inc. (The)	5,204,614
57,619	Copart, Inc.*	4,306,444
700	Costco Wholesale Corp.	184,982
123,900	CVS Health Corp.	6,751,311
39,489	Danaher Corp.	5,643,768
21,515	Darden Restaurants, Inc.	2,619,021
13,100	Delta Air Lines, Inc.	743,425

See accompanying Notes to the Schedule of Investments.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2019 (Unaudited)

Shares	Description	Value ($)

	United States — continued
122,000	DENTSPLY SIRONA, Inc.	7,119,920
437	Domino’s Pizza, Inc.	121,608
14,800	Douglas Emmett, Inc. REIT	589,632
18,777	DTE Energy Co.	2,401,203
26,200	Dunkin’ Brands Group, Inc.	2,087,092
7,800	eBay, Inc.	308,100
6,900	EchoStar Corp. Class A*	305,808
1,400	Ecolab, Inc.	276,416
47,945	Edison International	3,231,972
28,667	Eli Lilly & Co.	3,176,017
32,300	Encompass Health Corp.	2,046,528
18,845	Entergy Corp.	1,939,716
18,000	EPR Properties REIT	1,342,620
31,500	Equity Commonwealth REIT	1,024,380
16,566	Equity LifeStyle Properties, Inc. REIT	2,010,118
14,800	Equity Residential REIT	1,123,616
7,758	Erie Indemnity Co. Class A	1,972,704
7,667	Essex Property Trust, Inc. REIT	2,238,227
7,300	Estee Lauder Cos., Inc. (The) Class A	1,336,703
59,062	Exelon Corp.	2,831,432
33,300	Exxon Mobil Corp.	2,551,779
63,462	Facebook, Inc. Class A*	12,248,166
2,200	Fair Isaac Corp.*	690,844
77,215	Fidelity National Information Services, Inc.	9,472,736
28,383	First American Financial Corp.	1,524,167
2,600	First Citizens BancShares, Inc. Class A	1,170,702
41,818	FirstEnergy Corp.	1,790,229
13,838	Fiserv, Inc.* ‡	1,261,472
60,800	Flowers Foods, Inc.	1,414,816
1,300	Fortinet, Inc.*	99,879
12,100	General Mills, Inc.	635,492
1,500	Graham Holdings Co. Class B	1,035,045
66,400	H&R Block, Inc.‡	1,945,520
13,846	Hanover Insurance Group, Inc. (The)	1,776,442
17,600	Hawaiian Electric Industries, Inc.	766,480
53,702	HCA Healthcare, Inc.	7,258,899
20,626	Hershey Co. (The)	2,764,503
10,816	Highwoods Properties, Inc. REIT	446,701
20,186	Hill-Rom Holdings, Inc.	2,111,859
65,535	Hologic, Inc.*	3,146,991
10,764	Home Depot, Inc. (The)	2,238,589
18,843	Honeywell International, Inc.	3,289,799
34,800	Hormel Foods Corp.‡	1,410,792
43,563	Hospitality Properties Trust REIT	1,089,075
7,926	Huntington Ingalls Industries, Inc.	1,781,289
4,200	ICU Medical, Inc.*	1,058,022
22,303	Ingredion, Inc.	1,839,774
6,700	Intel Corp.	320,729
62,800	Intercontinental Exchange, Inc.	5,397,032

See accompanying Notes to the Schedule of Investments.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2019 (Unaudited)

Shares	Description	Value ($)

	United States — continued
27,984	International Business Machines Corp.	3,858,994
13,538	Intuit, Inc.	3,537,886
7,542	Jack Henry & Associates, Inc.	1,010,025
10,879	JM Smucker Co. (The)	1,253,152
39,190	Johnson & Johnson	5,458,383
16,238	Kellogg Co.	869,870
22,400	Lamb Weston Holdings, Inc.	1,419,264
7,700	Leidos Holdings, Inc.	614,845
19,028	Liberty Property Trust REIT	952,161
8,875	Lockheed Martin Corp.	3,226,418
10,000	Lowe’s Cos., Inc.	1,009,100
1,432	M&T Bank Corp.	243,540
26,000	Macquarie Infrastructure Corp.	1,054,040
11,759	Mastercard, Inc. Class A	3,110,608
3,459	McCormick & Co., Inc.‡	536,180
20,796	McDonald’s Corp.	4,318,497
4,100	McKesson Corp.	550,999
59,634	Merck & Co., Inc.	5,000,311
11,940	Mercury General Corp.	746,250
873	Mettler-Toledo International, Inc.*	733,320
48,100	MFA Financial, Inc. REIT	345,358
103,643	Microsoft Corp.	13,884,016
18,625	Mid-America Apartment Communities, Inc. REIT	2,193,280
41,700	Mondelez International, Inc. Class A	2,247,630
5,792	Morningstar, Inc.	837,755
65,236	Motorola Solutions, Inc.	10,876,798
300	MSCI, Inc. Class A	71,637
6,300	National Instruments Corp.	264,537
49,451	Newmont Goldcorp Corp.	1,902,380
12,770	NextEra Energy, Inc.	2,616,062
2,490	Northrop Grumman Corp.	804,544
400	O’Reilly Automotive, Inc.*	147,728
21,700	Old Republic International Corp.	485,646
29,707	Omnicom Group, Inc.	2,434,489
74,714	Oracle Corp.	4,256,457
40,187	Packaging Corp. of America	3,830,625
16,700	Paychex, Inc.	1,374,243
34,948	PepsiCo, Inc.	4,582,731
91,034	Pfizer, Inc.	3,943,593
75,500	Philip Morris International, Inc.	5,929,015
15,900	Phillips 66	1,487,286
22,600	Pinnacle West Capital Corp.	2,126,434
16,400	Post Holdings, Inc.*	1,705,108
17,109	Premier, Inc. Class A*	669,133
46,780	Procter & Gamble Co. (The)	5,129,427
37,283	Progressive Corp. (The)	2,980,030
21,630	Prologis, Inc. REIT	1,732,563
500	Public Storage REIT	119,085
11,181	Raytheon Co.	1,944,152

See accompanying Notes to the Schedule of Investments.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2019 (Unaudited)

Shares	Description	Value ($)

	United States — continued
10,620	Reinsurance Group of America, Inc. Class A	1,657,039
31,904	Republic Services, Inc. Class A	2,764,163
2,600	Robert Half International, Inc.	148,226
16,700	Royal Gold, Inc.	1,711,583
21,100	S&P Global, Inc.	4,806,369
53,800	Sabre Corp.	1,194,360
31	Seaboard Corp.	128,239
71,266	Service Corp. International	3,333,823
12,200	Simon Property Group, Inc. REIT	1,949,072
50,500	Southern Co. (The)	2,791,640
1,885	Spirit AeroSystems Holdings, Inc. Class A	153,382
44,349	Starbucks Corp.	3,717,777
18,700	STORE Capital Corp. REIT	620,653
16,253	Stryker Corp.	3,341,292
14,296	Sun Communities, Inc. REIT	1,832,604
21,372	Synopsys, Inc.*	2,750,363
36,647	Sysco Corp.	2,591,676
11,800	Target Corp.	1,021,998
82,279	TD Ameritrade Holding Corp.	4,107,368
27,000	TFS Financial Corp.‡	487,890
28,547	Thermo Fisher Scientific, Inc.	8,383,683
22,700	TJX Cos., Inc. (The)	1,200,376
57,243	Torchmark Corp.	5,120,959
2,093	Total System Services, Inc.	268,469
18,663	Travelers Cos., Inc. (The)	2,790,492
87,100	Two Harbors Investment Corp. REIT	1,103,557
30,979	Tyson Foods, Inc. Class A	2,501,244
36,664	UDR, Inc. REIT	1,645,847
34,687	UGI Corp.	1,852,633
8,000	United Continental Holdings, Inc.*	700,400
1,300	United States Cellular Corp.*	58,071
34,902	UnitedHealth Group, Inc.	8,516,437
20,243	Universal Health Services, Inc. Class B	2,639,485
23,359	US Bancorp	1,224,012
31,000	US Foods Holding Corp.*	1,108,560
14,043	Varian Medical Systems, Inc.*	1,911,674
2,500	VeriSign, Inc.*	522,900
81,412	Verizon Communications, Inc.	4,651,068
900	VF Corp.	78,615
39,436	Walmart, Inc.	4,357,284
27,985	Waste Management, Inc.	3,228,629
2,800	WEC Energy Group, Inc.	233,436
43,700	Wendy’s Co. (The)	855,646
6,700	Williams-Sonoma, Inc.‡	435,500
19,059	Xcel Energy, Inc.	1,133,820
54,865	Yum China Holdings, Inc.	2,534,763
24,571	Yum! Brands, Inc.	2,719,273
9,167	Zimmer Biomet Holdings, Inc.	1,079,323

	Total United States	559,563,126

	TOTAL COMMON STOCKS (COST $832,185,216)	951,347,838

See accompanying Notes to the Schedule of Investments.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2019 (Unaudited)

Shares		Description	Value ($)

		PREFERRED STOCK — 0.0%

		Sweden — 0.0%
3,600		Akelius Residential Property AB, 5.67%	135,414

		TOTAL PREFERRED STOCK (COST $125,559)	135,414

Par Value ($)		Description	Value ($)

		SHORT-TERM INVESTMENTS — 1.5%

		Mutual Fund — Securities Lending Collateral — 1.3%
14,341,913		State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.31%## **	14,341,913

		U.S. Government and Agency Obligations — 0.2%
1,650,000		United States Treasury Bill, 2.07%, due 09/12/19*** ‡‡	1,643,116

		TOTAL SHORT-TERM INVESTMENTS (COST $15,983,729)	15,985,029

		TOTAL INVESTMENTS — 90.3% (Cost $848,294,504)	967,468,281

		Other Assets and Liabilities (net) — 9.7%	104,178,487

		NET ASSETS — 100.0%	$1,071,646,768

		Notes to Schedule of Investments:

		ADR — American Depository Receipt

		CVA — Certificaten Van Aandelen

		REIT — Real Estate Investment Trust

	##	The rate disclosed is the 7 day net yield as of June 30, 2019.

	*	Non-income producing security

	**	Represents an investment of securities lending cash collateral.

	***	All or a portion of this security is held for open futures collateral.

	****	Securities fair valued by the Valuation Committee as approved by the Board of Trustees. The total market value of the securities at period end is $25,051 which represents 0.0% of net assets. The aggregate tax cost of these securities held at June 30, 2019 was $35,226.

	‡	All or a portion of this security is out on loan.

	‡‡	Interest rate presented is yield to maturity.

See accompanying Notes to the Schedule of Investments.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

Futures Contracts

Number of Contracts	Description	Expiration Date	Notional Value	Market Value/ Unrealized Appreciation (Depreciation)
Buys
16	Canadian Dollar	Sep 2019	$1,224,880	$22,439
127	MSCI EAFE Index	Sep 2019	12,212,955	341,435
152	S&P 500 E-mini Index	Sep 2019	22,375,920	336,529
8	S&P/TSX 60 Index	Sep 2019	1,197,107	5,024

				$705,427

See accompanying Notes to the Schedule of Investments.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

Industry Sector Summary (Unaudited)	% of Net Assets
Insurance	8.3
Pharmaceuticals	6.1
Food	5.5
Health Care — Products	5.5
Software	5.3
Electric	5.1
Telecommunications	5.0
REITS	4.4
Retail	4.4
Health Care — Services	3.4
Aerospace & Defense	3.1
Banks	3.1
Internet	2.9
Commercial Services	2.8
Diversified Financial Services	2.1
Media	2.1
Environmental Control	1.8
Cosmetics & Personal Care	1.7
Beverages	1.6
Computers	1.5
Engineering & Construction	1.5
Transportation	1.4
Packaging & Containers	1.2
Agriculture	1.1
Distribution & Wholesale	0.9
Gas	0.9
Mining	0.9
Household Products & Wares	0.8
Oil & Gas	0.7
Water	0.6
Electrical Components & Equipment	0.5
Machinery — Construction & Mining	0.5
Chemicals	0.4
Electronics	0.4
Real Estate	0.3
Advertising	0.2
Airlines	0.2
Leisure Time	0.2
Shipbuilding	0.2
Iron & Steel	0.1
Semiconductors	0.1
Apparel	0.0	*
Auto Manufacturers	0.0	*
Biotechnology	0.0	*
Energy-Alternate Sources	0.0	*
Entertainment	0.0	*
Holding Companies — Diversified	0.0	*
Investment Companies	0.0	*
Lodging	0.0	*
Private Equity	0.0	*
Savings & Loans	0.0	*
Short-Term Investments and Other Assets and Liabilities (net)	11.2

	100.0%

* Amount rounds to zero.

See accompanying Notes to the Schedule of Investments.

Mercer Funds

Notes to Schedule of Investments

June 30, 2019 (Unaudited)

1.	Organization

Mercer Funds (the “Trust”) consists of the following seven series: Mercer US Large Cap Equity Fund (“Large Cap”), Mercer US Small/Mid Cap Equity Fund (“Small/Mid Cap”), Mercer Non-US Core Equity Fund (“Non-US Core Equity”), Mercer Core Fixed Income Fund (“Core Fixed”), Mercer Opportunistic Fixed Income Fund (“Opportunistic Fixed”), Mercer Emerging Markets Equity Fund (“Emerging Markets”) and Mercer Global Low Volatility Equity Fund (“Global Low Volatility”) (each a “Fund,” and collectively referred to as the “Funds”). The Trust is a Delaware statutory trust established on March 11, 2005. The Trust is registered as an investment company under the Investment Company Act of 1940 (the “1940 Act”). The Funds’ investment advisor is Mercer Investments LLC, successor to Mercer Investment Management, Inc. (the “Advisor”). The Advisor manages each Fund using a “manager of managers” approach by selecting one or more subadvisors (each a “Subadvisor,” and collectively referred to as the “Subadvisors”) to manage each Fund’s assets. The Funds are open-end investment companies and accordingly follow the open-end investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946: Financial Services – Investment Companies.

Under the 1940 Act, each Fund is classified as diversified.

The investment objectives of the Funds are:

Fund	Investment Objective
Large Cap	Long-term total return, which includes capital appreciation and income
Small/Mid Cap	Long-term total return, comprised primarily of capital appreciation
Non-US Core Equity	Long-term total return, which includes capital appreciation and income
Core Fixed	Total return, consisting of both current income and capital appreciation
Opportunistic Fixed	Long-term total return, which includes capital appreciation and income
Emerging Markets	Long-term total return, which includes capital appreciation and income
Global Low Volatility	Long-term total return, which includes capital appreciation and income

Each Fund has registered and is authorized to offer interests in four classes of shares: Adviser Class (formerly Class S), Class I (formerly Class Y-1), Class Y-2 and Class Y-3. The principal difference between the classes of shares is the level of shareholder service, marketing and administrative fees borne by the classes.

2.	Security Valuation

Each Fund’s investments are valued as of the close of regular trading on the New York Stock Exchange (“NYSE”) on each day when the NYSE is open. Portfolio securities and exchange-traded funds listed on an exchange normally are valued at the last sale or official closing price on the day on which the securities are valued or, lacking any sales on such day, at the last available bid price using prices as of the close of trading. In cases where securities are traded on more than one exchange, the securities are generally valued on the exchange considered by the Advisor or the applicable Subadvisor as the primary

Mercer Funds

Notes to Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

market for such securities. Securities traded in the over-the-counter (“OTC”) market and listed on the NASDAQ Stock Market (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price; other OTC securities are valued at the last bid price available prior to valuation (other than short-term investments, which are valued as described below). The Funds may invest in securities that are traded in foreign markets. Foreign securities will be converted into U.S. dollar equivalents based on the exchange rate in effect at a uniform time on each business day. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Board of Trustees of the Trust (the “Board”) has approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments in open-end investment companies are valued at their net asset value (“NAV”) per share.

Certain fixed-income securities may be valued based upon appraisals received from an independent pricing service using a computerized matrix system or based upon appraisals derived from information concerning the securities or similar securities received from a recognized dealer or dealers in those securities. It should be recognized that judgment often plays a greater role in valuing thinly traded securities, as well as bonds and other securities with few dealer quotations, than is the case with respect to securities for which a broader range of dealer quotations and last-sale information is available. Each such determination is based on consideration of relevant factors, and judgment is made by or at the direction of the Board. Each Fund values its investments for which market quotations are readily available at market value. Each Fund may value short-term investments that will mature within 60 days or less by using pricing service quotations or at amortized cost, provided that such amortized cost approximates market value.

Derivative financial instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Futures traded on inactive markets are valued using broker quotations. OTC derivative financial instruments, such as foreign currency contracts, options contracts, synthetic futures, or swaps agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of an independent pricing service providers or broker dealer quotations. Depending on the derivative type and the terms of the derivative, the value of the derivative financial instruments is assigned by independent pricing service providers using a series of techniques, which may include pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, volatilities, dividends and exchange rates.

Bank loans are valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, yield curves, prepayment speeds, tranche type, industry, company performance, spread, individual trading characteristics, institutional size trading in similar groups of securities and other market data.

The Board has delegated its responsibility for valuing portfolio securities to the Advisor, subject to continuing Board oversight. The Advisor has appointed a Valuation Committee that is responsible for overseeing the day-to-day process of valuing portfolio securities. With respect to portfolio securities for which market quotations are not readily available or (in the opinion of the Advisor or the applicable Subadvisor) do not otherwise accurately reflect the fair values of the securities, the Valuation Committee will value such securities at fair value based upon procedures approved by the Board.

Mercer Funds

Notes to Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

The application of fair value pricing represents a good faith determination based on specific procedures performed under the supervision of the Board. Due to the subjective nature of fair value pricing, there can be no assurance that a Fund could realize the fair value assigned to the security if the Fund were to sell the security at approximately the time at which the Fund determines its NAV per share. A Fund’s value for a particular security may be different from the last quoted market price.

The Funds follow a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 — quoted prices unadjusted in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2019, Large Cap and Small/Mid Cap held long-term investments whose value was determined using Level 1 inputs, with corresponding major categories as shown in the schedule of investments, Futures Contracts and State Street Institutional U.S. Government Money Market Fund, Premier Class whose value was determined using Level 1 inputs and short-term investment positions in a United States Treasury Bill, as shown in the schedule of investments, whose value was determined using Level 2 inputs.

The following is a summary of the portfolio securities by level based on inputs used as of June 30, 2019 in valuing the assets and liabilities of Non-US Core Equity, Core Fixed, Opportunistic Fixed, Emerging Markets and Global Low Volatility for which fair valuation was used:

Non-US Core Equity

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)		Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Australia	$96,590,515	$0	*	$—	$96,590,515
Austria	13,562,278	—		—	13,562,278
Belgium	18,184,080	—		—	18,184,080
Bermuda	5,037,042	—		—	5,037,042
Brazil	19,003,307	—		—	19,003,307
Canada	17,359,918	—		—	17,359,918
Cayman Islands	35,216,462	—		—	35,216,462
China	8,474,849	—		—	8,474,849
Denmark	19,812,745	—		—	19,812,745
Finland	23,385,056	—		—	23,385,056
France	226,572,693	—		—	226,572,693
Germany	177,459,727	—		—	177,459,727

Mercer Funds

Notes to Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Hong Kong	$31,498,830	$—	$—		$31,498,830
Hungary	2,553,322	—	—		2,553,322
India	8,076,491	—	—		8,076,491
Indonesia	8,922,207	—	—		8,922,207
Ireland	10,806,469	—	—		10,806,469
Israel	8,922,019	—	—		8,922,019
Italy	56,310,307	—	—		56,310,307
Japan	456,826,575	—	—		456,826,575
Luxembourg	7,515,498	—	—		7,515,498
Malaysia	2,103,211	—	—		2,103,211
Netherlands	118,959,573	—	—		118,959,573
New Zealand	2,624,087	—	—		2,624,087
Norway	15,185,820	—	—		15,185,820
Philippines	871,409	—	—		871,409
Poland	1,340,339	—	—		1,340,339
Portugal	214,997	—	0	**	214,997
Russia	33,318,536	—	—		33,318,536
Singapore	9,469,086	—	—		9,469,086
South Africa	1,498,888	—	—		1,498,888
South Korea	14,523,523	—	—		14,523,523
Spain	57,793,089	—	0	**	57,793,089
Sweden	56,472,362	—	—		56,472,362
Switzerland	207,315,746	—	—		207,315,746
Taiwan	13,632,870	—	—		13,632,870
Thailand	—	2,481,040	—		2,481,040
Turkey	1,069,450	—	—		1,069,450
United Kingdom	324,548,002	—	—		324,548,002
United States	44,730,509	—	—		44,730,509

Total Common Stocks	2,157,761,887	2,481,040	0		2,160,242,927

Investment Companies
United States	21,861,083	—	—		21,861,083

Total Investment Companies	21,861,083	—	—		21,861,083

Preferred Stocks
Brazil	1,740,998	—	—		1,740,998
Germany	17,117,635	—	—		17,117,635
Russia	1,047,394	—	—		1,047,394

Total Preferred Stocks	19,906,027	—	—		19,906,027

Rights
Spain	411,300	—	—		411,300

Total Rights	411,300	—	—		411,300

Mercer Funds

Notes to Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Short-Term Investments
Mutual Fund - Securities Lending Collateral	$60,440,485	$—	$—	$60,440,485
U.S. Government and Agency Obligations	—	5,477,053	—	5,477,053

Total Short-Term Investments	60,440,485	5,477,053	—	65,917,538

Futures Contracts†
Buys	3,303,273	—	—	3,303,273

Total Futures Contracts	3,303,273	—	—	3,303,273

Total	$2,263,684,055	$7,958,093	$0	$2,271,642,148

LIABILITIES VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Forward Foreign Currency Contracts†	$—	$(358,616)	$—	$(358,616)

Total Forward Foreign Currency Contracts	—	(358,616)	—	(358,616)

Total	$—	$(358,616)	$—	$(358,616)

*	Represents one or more Level 2 securities at $0 value as of June 30, 2019.
**	Represents one or more Level 3 securities at $0 value as of June 30, 2019.
†	Forward foreign currency contracts and Futures contracts are valued at unrealized appreciation/depreciation.

Core Fixed

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Debt Obligations
Asset Backed Securities	$—	$91,283,333	$—		$91,283,333
Corporate Debt	—	260,695,790	0	**	260,695,790
Mortgage Backed Securities - Private Issuers	—	68,545,879	—		68,545,879
Mortgage Backed Securities - U.S. Government Agency Obligations	—	203,160,602	—		203,160,602

Mercer Funds

Notes to Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Municipal Obligations	$—	$5,669,088	$—	$5,669,088
Sovereign Debt Obligations	—	6,548,541	—	6,548,541
U.S. Government and Agency Obligations	—	150,372,332	—	150,372,332

Total Debt Obligations	—	786,275,565	0	786,275,565

Short-Term Investments
Mutual Fund - Securities Lending Collateral	6,731,855	—	—	6,731,855

Total Short-Term Investments	6,731,855	—	—	6,731,855

Options Purchased	36,400	—	—	36,400
Futures Contracts†
Buys	1,258,664	—	—	1,258,664

Total Futures Contracts	1,258,664	—	—	1,258,664

Swaps
Centrally Cleared Interest Rate Swaps†	—	17,747	—	17,747

Total Swaps	—	17,747	—	17,747

Total	$8,026,919	$786,293,312	$0	$794,320,231

LIABILITIES VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
TBA Sale Commitments	$—	$(495,820)	$—	$(495,820)
Futures Contracts†
Sales	(299,107)	—	—	(299,107)

Total Futures Contracts	(299,107)	—	—	(299,107)

Swaps
Centrally Cleared Interest Rate Swaps†	—	(1,614,876)	—	(1,614,876)

Total Swaps	—	(1,614,876)	—	(1,614,876)

Written Options	(11,769)	—	—	(11,769)

Total	$(310,876)	$(2,110,696)	$—	$(2,421,572)

**	Represents one or more Level 3 securities at $0 value as of June 30, 2019.
†	Futures contracts and Centrally Cleared Swaps are valued at unrealized appreciation/depreciation.

Mercer Funds

Notes to Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

Opportunistic Fixed

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Debt Obligations
Asset Backed Securities	$—	$24,673,613	$—		$24,673,613
Bank Loans (Less Unfunded Loan Commitments)	—	45,196,542	—		45,196,542
Convertible Debt	—	2,739,992	—		2,739,992
Corporate Debt	—	220,100,386	0	**	220,100,386
Mortgage Backed Securities - Private Issuers	—	18,946,577	—		18,946,577
Mortgage Backed Securities - U.S. Government Agency Obligations	—	1,578,839	—		1,578,839
Sovereign Debt Obligations	—	342,462,711	—		342,462,711
U.S. Government and Agency Obligations	—	100,436,149	—		100,436,149

Total Debt Obligations	—	756,134,809	0		756,134,809

Common Stocks
Diversified Financial Services	—	—	0	**	—
Oil & Gas	—	748,580	—		748,580

Total Common Stocks	—	748,580	0		748,580

Convertible Preferred Stock
Oil & Gas	—	181,975	—		181,975

Total Convertible Preferred Stock	—	181,975	—		181,975

Preferred Stocks
Diversified Financial Services	62,965	—	—		62,965

Total Preferred Stocks	62,965	—	—		62,965

Short-Term Investments
Commercial Paper	—	377,740	—		377,740
Investment Companies	—	18,652,094	—		18,652,094
Mutual Fund - Securities Lending Collateral	6,541,613	—	—		6,541,613
Sovereign Debt Obligations	—	10,164,090	—		10,164,090
U.S. Government and Agency Obligations	—	1,209,935	—		1,209,935

Total Short-Term Investments	6,541,613	30,403,859	—		36,945,472

Options Purchased	351,061	770,127	—		1,121,188
Futures Contracts†
Buys	869,811	—	—		869,811

Total Futures Contracts	869,811	—	—		869,811

Mercer Funds

Notes to Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Swaps
Centrally Cleared Interest Rate Swaps†	$—	$93,220	$—	$93,220
OTC Credit Default Swaps	—	695,965	—	695,965
Centrally Cleared Credit Default Swaps†	—	13,694	—	13,694

Total Swaps	—	802,879	—	802,879

Forward Foreign Currency Contracts†	—	4,638,045	—	4,638,045

Total Forward Foreign Currency Contracts	—	4,638,045	—	4,638,045

Total	$7,825,450	$793,680,274	$0	$801,505,724

LIABILITIES VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Futures Contracts†
Buys	$(1,939)	$—	$—	$(1,939)
Sales	(1,485,052)	—	—	(1,485,052)

Total Futures Contracts	(1,486,991)	—	—	(1,486,991)

Swaps
OTC Interest Rate Swaps	—	(390,757)	—	(390,757)
Centrally Cleared Interest Rate Swaps†	—	(2,986,481)	—	(2,986,481)
OTC Credit Default Swaps	—	(1,391,484)	—	(1,391,484)
Centrally Cleared Credit Default Swaps†	—	(1,289,770)	—	(1,289,770)

Total Swaps	—	(6,058,492)	—	(6,058,492)

Forward Foreign Currency Contracts†	—	(5,218,413)	—	(5,218,413)

Total Forward Foreign Currency Contracts	—	(5,218,413)	—	(5,218,413)

Written Options	(21,250)	(159,058)	—	(180,308)

Total	$(1,508,241)	$(11,435,963)	$—	$(12,944,204)

**	Represents one or more Level 3 securities at $0 value as of June 30, 2019.
†	Forward foreign currency contracts, Futures contracts and Centrally Cleared Swaps are valued at unrealized appreciation/depreciation.

Mercer Funds

Notes to Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

Emerging Markets

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Bermuda	$16,623,987	$—	$—	$16,623,987
Brazil	65,475,879	—	—	65,475,879
British Virgin Islands	796,271	—	—	796,271
Cayman Islands	125,148,051	—	—	125,148,051
Chile	6,816,185	—	—	6,816,185
China	103,671,371	—	—	103,671,371
Colombia	1,035,285	—	—	1,035,285
Cyprus	984,528	—	—	984,528
Czech Republic	394,675	—	—	394,675
France	3,091,062	—	—	3,091,062
Greece	2,602,341	—	—	2,602,341
Hong Kong	41,921,660	—	—	41,921,660
Hungary	2,139,321	—	—	2,139,321
India	95,562,466	—	—	95,562,466
Indonesia	31,118,985	—	—	31,118,985
Isle of Man	231,229	—	—	231,229
Japan	3,931,841	—	—	3,931,841
Luxembourg	211,944	—	—	211,944
Malaysia	13,418,520	—	—	13,418,520
Mexico	29,195,717	—	—	29,195,717
Netherlands	3,642,832	—	—	3,642,832
Papua New Guinea	2,126,256	—	—	2,126,256
Philippines	4,701,908	—	—	4,701,908
Poland	8,076,831	—	—	8,076,831
Qatar	1,294,644	—	—	1,294,644
Russia	18,890,669	—	—	18,890,669
Singapore	3,466,400	—	—	3,466,400
South Africa	51,901,578	—	—	51,901,578
South Korea	70,794,809	—	—	70,794,809
Spain	23,170	—	—	23,170
Switzerland	3,392,286	—	—	3,392,286
Taiwan	76,771,395	—	—	76,771,395
Thailand	20,148,754	9,459,913	—	29,608,667
Turkey	4,364,252	—	—	4,364,252
United Arab Emirates	2,241,461	—	—	2,241,461
United Kingdom	5,099,649	—	—	5,099,649
United States	8,175,828	—	—	8,175,828

Total Common Stocks	829,484,040	9,459,913	—	838,943,953

Investment Companies
United States	68,229,217	—	—	68,229,217

Total Investment Companies	68,229,217	—	—	68,229,217

Mercer Funds

Notes to Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)		Significant Unobservable Inputs (Level 3)	Total
Preferred Stocks
Brazil	$11,564,271	$—		$—	$11,564,271
Colombia	197,708	—		—	197,708
Germany	1,188,915	—		—	1,188,915
South Korea	1,166,167	3,906		—	1,170,073

Total Preferred Stocks	14,117,061	3,906		—	14,120,967

Rights
Chile	4,471	—		—	4,471
Hong Kong	—	0	*	—	—
Philippines	—	1,408		—	1,408

Total Rights	4,471	1,408		—	5,879

Short-Term Investments
Investment Fund	40,000	—		—	40,000
Mutual Fund - Securities Lending Collateral	3,984,958	—		—	3,984,958
U.S. Government and Agency Obligations	—	2,979,502		—	2,979,502

Total Short-Term Investments	4,024,958	2,979,502		—	7,004,460

Futures Contracts†
Buys	1,920,435	—		—	1,920,435

Total Futures Contracts	1,920,435	—		—	1,920,435

Forward Foreign Currency Contracts†	—	3,410,352		—	3,410,352

Total Forward Foreign Currency Contracts	—	3,410,352		—	3,410,352

Total	$917,780,182	$15,855,081		$—	$933,635,263

LIABILITIES VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Forward Foreign Currency Contracts†	$—	$(4,288,359)	$—	$(4,288,359)

Total Forward Foreign Currency Contracts	—	(4,288,359)	—	(4,288,359)

Total	$—	$(4,288,359)	$—	$(4,288,359)

*	Represents one or more Level 2 securities at $0 value as of June 30, 2019.
†	Forward foreign currency contracts and Futures contracts are valued at unrealized appreciation/depreciation.

Mercer Funds

Notes to Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

Global Low Volatility

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks	$951,347,838	$—	$—	$951,347,838

Total Common Stocks	951,347,838	—	—	951,347,838

Preferred Stock	135,414	—	—	135,414

Total Preferred Stock	135,414	—	—	135,414

Short-Term Investments
Mutual Fund - Securities Lending Collateral	14,341,913	—	—	14,341,913
U.S. Government and Agency Obligations	—	1,643,116	—	1,643,116

Total Short-Term Investments	14,341,913	1,643,116	—	15,985,029

Futures Contracts†
Buys	705,427	—	—	705,427

Total Futures Contracts	705,427	—	—	705,427

Total	$966,530,592	$1,643,116	$—	$968,173,708

†	Futures contracts are valued at unrealized appreciation/depreciation.

3.	Bank Loans

Core Fixed and Opportunistic Fixed may invest in bank loans, which include institutionally-traded floating rate securities generally acquired as an assignment from another holder of, or participation interest in, loans originated by a bank or financial institution (the ‘‘Lender’’) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the loan agreement and only upon receipt by the Lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the Lender that is selling the loan agreement. At June 30, 2019, Opportunistic Fixed had the following unfunded loan commitments:

Borrower	Par	Cost	Value	Unrealized Gain (Loss)
GlobalTranz Enterprises, Inc., 2019 Delayed Draw Term Loan	$63,590	$62,336	$62,636	$300

For information regarding the Funds’ other significant accounting policies, please refer to the Funds’ most recent Semi-Annual or Annual Report. Additional investment related disclosures are hereby incorporated by reference to the Annual and Semi-Annual reports previously filed with the SEC on Form N-CSR.